UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5002

                           Scudder Variable Series II
                           --------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  3/31/05
                          ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Variable Series II Aggressive Growth Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------

                                                                                        Shares              Value ($)
                                                                                   ----------------------------------
Common Stocks 98.3%
Consumer Discretionary 16.4%
Hotels Restaurants & Leisure 4.2%
Station Casinos, Inc.                                                                   17,600             1,188,880
The Cheesecake Factory, Inc.*                                                           35,000             1,240,750
                                                                                                          ----------
                                                                                                           2,429,630

Household Durables 2.0%
Harman International Industries, Inc.                                                   13,100             1,158,826
                                                                                                          ----------
Specialty Retail 6.6%
Aeropostale, Inc.*                                                                      40,300             1,319,825
Chico's FAS, Inc.*                                                                      56,700             1,602,342
Urban Outfitters, Inc.*                                                                 18,700               897,039
                                                                                                          ----------
                                                                                                           3,819,206

Textiles, Apparel & Luxury Goods 3.6%
Columbia Sportswear Co.* (b)                                                            16,400               872,972
Polo Ralph Lauren Corp.                                                                 30,600             1,187,280
                                                                                                          ----------
                                                                                                           2,060,252

Consumer Staples 4.5%
Beverages 1.4%
Constellation Brands, Inc. "A"*                                                         14,500               766,615
                                                                                                          ----------
Food & Staples Retailing 1.9%
Wal-Mart Stores, Inc.                                                                   22,200             1,112,442
                                                                                                          ----------
Household Products 1.2%
Jarden Corp.* (b)                                                                       15,400               706,552
                                                                                                          ----------
Energy 2.3%
Energy Equipment & Services 2.3%
BJ Services Co.                                                                         12,400               643,312
Rowan Companies, Inc.                                                                   23,200               694,376
                                                                                                          ----------
                                                                                                           1,337,688

Financials 10.7%
Capital Markets 8.3%
E*TRADE Financial Corp.*                                                                89,900             1,078,800
Investors Financial Services Corp.                                                      21,300             1,041,783
Legg Mason, Inc.                                                                        18,750             1,465,125
Lehman Brothers Holdings, Inc.                                                           6,500               612,040
The Goldman Sachs Group, Inc.                                                            5,500               604,945
                                                                                                          ----------
                                                                                                           4,802,693

Diversified Financial Services 2.4%
Citigroup, Inc.                                                                         13,900               624,666
The First Marblehead Corp.* (b)                                                         13,000               747,890
                                                                                                          ----------
                                                                                                           1,372,556

Health Care 28.0%
Biotechnology 3.2%
Amgen, Inc.*                                                                            15,100               878,971
Charles River Laboratories International, Inc.*                                         20,800               978,432
                                                                                                          ----------
                                                                                                           1,857,403

Health Care Equipment & Supplies 6.5%
C.R. Bard, Inc.                                                                         14,800             1,007,584
Cooper Companies, Inc.                                                                   8,500               619,650
Fisher Scientific International, Inc.*                                                   9,700               552,124
PerkinElmer, Inc.                                                                       37,600               775,688
Zimmer Holdings, Inc.*                                                                  10,700               832,567
                                                                                                          ----------
                                                                                                           3,787,613

Health Care Providers & Services 12.4%
Aetna, Inc.                                                                             16,200             1,214,190
Community Health Systems, Inc.*                                                         47,400             1,654,734
Coventry Health Care, Inc.*                                                             14,300               974,402
DaVita, Inc.*                                                                           14,900               623,565
Triad Hospitals, Inc.*                                                                  35,300             1,768,530
UnitedHealth Group, Inc.                                                                 9,700               925,186
                                                                                                          ----------
                                                                                                           7,160,607

Pharmaceuticals 5.9%
Amylin Pharmaceuticals, Inc.* (b)                                                       26,300               459,987
Celgene Corp.*                                                                          42,300             1,440,315
Johnson & Johnson                                                                       22,400             1,504,384
                                                                                                          ----------
                                                                                                           3,404,686

Industrials 3.8%
Commercial Services & Supplies 1.5%
Avery Dennison Corp.                                                                    14,000               867,020
                                                                                                          ----------
Machinery 2.1%
Caterpillar, Inc.                                                                        7,500               685,800
Dover Corp.                                                                             14,400               544,176
                                                                                                          ----------
                                                                                                           1,229,976

Marine 0.2%
Diana Shipping, Inc.*                                                                    7,700               127,358
                                                                                                          ----------
Information Technology 26.2%
Communications Equipment 4.2%
Cisco Systems, Inc.*                                                                    59,400             1,062,666
Comverse Technologies, Inc.*                                                            54,400             1,371,968
                                                                                                          ----------
                                                                                                           2,434,634

Computers & Peripherals 8.3%
Avid Technology, Inc.*                                                                  19,100             1,033,692
Dell, Inc.*                                                                             33,000             1,267,860
EMC Corp.*                                                                              68,500               843,920
NCR Corp.*                                                                              17,900               603,946
QLogic Corp.*                                                                           25,300             1,024,650
                                                                                                          ----------
                                                                                                           4,774,068

Internet Software & Services 4.8%
Check Point Software Technologies Ltd.*                                                 36,900               802,206
Fastclick, Inc.*                                                                         3,400                40,800
Google, Inc. "A"*                                                                        3,500               631,785
VeriSign, Inc.*                                                                         46,100             1,323,070
                                                                                                          ----------
                                                                                                           2,797,861

IT Consulting & Services 1.5%
Paychex, Inc.                                                                           26,600               873,012
                                                                                                          ----------
Semiconductors & Semiconductor Equipment 3.4%
International Rectifier Corp.*                                                          21,800               991,900
Linear Technology Corp.                                                                 26,100               999,891
                                                                                                          ----------
                                                                                                           1,991,791

Software 4.0%
Cognos, Inc.*                                                                           35,600             1,493,064
Microsoft Corp.                                                                         33,800               816,946
                                                                                                          ----------
                                                                                                           2,310,010

Materials 4.1%
Containers & Packaging 1.5%
Packaging Corp. of America                                                              36,200               879,298
                                                                                                          ----------
Metals & Mining 2.6%
Peabody Energy Corp.                                                                    31,800             1,474,248
                                                                                                          ----------
Telecommunication Services 2.3%
Wireless Telecommunication Services
Nextel Partners, Inc. "A"*                                                              59,400             1,304,424
                                                                                                          ----------

Total Common Stocks (Cost $46,369,149)                                                                    56,840,469
                                                                                                          ----------
Securities Lending Collateral 4.3%
Daily Assets Fund Institutional, 2.83% (c)(d)
(Cost $2,496,623)                                                                    2,496,623             2,496,623
                                                                                                          ----------
Cash Equivalents 4.6%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $2,687,169)                                                                    2,687,169             2,687,169
                                                                                                          ----------

                                                                                         % of
                                                                                       Net Assets          Value ($)
                                                                                       ----------          ---------

Total Investment Portfolio  (Cost $51,552,941)                                           107.2            62,024,261
Other Assets and Liabilities, Net                                                         -7.2            -4,186,295
                                                                                                          ----------
Net Assets                                                                               100.0            57,837,966
                                                                                                          ==========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $2,452,133, which is 4.2% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.


Scudder Variable Series II Blue Chip Portfolio
Investment Portfolio as of March 31, 2005 (unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                Shares                           Value ($)
                                                                  --------------------------------------------------------
Common Stocks 96.9%
Consumer Discretionary 13.8%
Auto Components 0.7%
Autoliv, Inc.                                                                   49,300                          2,349,145
                                                                                                               ----------
Hotels Restaurants & Leisure 1.6%
McDonald's Corp.                                                               152,300                          4,742,622
Regal Entertainment Group "A"                                                   11,400                            239,742
                                                                                                               ----------
                                                                                                                4,982,364

Household Durables 0.6%
Harman International Industries, Inc.                                           19,500                          1,724,970
                                                                                                               ----------
Internet & Catalog Retail 0.4%
eBay, Inc.*                                                                     36,400                          1,356,264
                                                                                                               ----------
Media 4.2%
Cablevision Systems Corp. (New York Group) "A"*                                  9,100                            255,255
John Wiley & Sons, Inc. "A"                                                      5,000                            176,250
Liberty Media Corp. "A"*                                                        75,200                            779,824
McGraw-Hill Companies, Inc.                                                     55,000                          4,798,750
Time Warner, Inc.*                                                             111,300                          1,953,315
Walt Disney Co.                                                                186,100                          5,346,653
                                                                                                               ----------
                                                                                                               13,310,047

Specialty Retail 4.9%
Abercrombie & Fitch Co. "A"                                                     51,000                          2,919,240
American Eagle Outfitters, Inc.                                                 89,200                          2,635,860
Michaels Stores, Inc.                                                           79,400                          2,882,220
PETCO Animal Supplies, Inc.*                                                    40,000                          1,472,400
Staples, Inc.                                                                   80,900                          2,542,687
The Gap, Inc.                                                                  151,000                          3,297,840
                                                                                                               ----------
                                                                                                               15,750,247

Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc. "B"                                                                  47,500                          3,957,225
VF Corp.                                                                         8,100                            479,034
                                                                                                               ----------
                                                                                                                4,436,259

Consumer Staples 7.9%
Beverages 0.7%
Molson Coors Brewing Co. "B" (d)                                                29,600                          2,284,232
                                                                                                               ----------
Food & Staples Retailing 2.2%
7-Eleven, Inc.*                                                                  8,500                            204,170
Costco Wholesale Corp.                                                          73,800                          3,260,484
Safeway, Inc.*                                                                 189,200                          3,505,876
Wal-Mart Stores, Inc.                                                              100                              5,011
                                                                                                               ----------
                                                                                                                6,975,541

Food Products 2.6%
Hershey Foods Corp.                                                             70,000                          4,232,200
McCormick & Co, Inc.                                                             9,100                            313,313
William Wrigley Jr. Co.                                                         60,000                          3,934,200
                                                                                                               ----------
                                                                                                                8,479,713

Personal Products 1.9%
Gillette Co.                                                                   117,600                          5,936,448
                                                                                                               ----------
Tobacco 0.5%
Altria Group, Inc.                                                              19,200                          1,255,488
Loews Corp. - Carolina Group                                                    13,200                            436,920
                                                                                                               ----------
                                                                                                                1,692,408

Energy 8.9%
Oil & Gas 8.9%
Anadarko Petroleum Corp.                                                        60,400                          4,596,440
Apache Corp.                                                                    82,100                          5,026,983
ConocoPhillips                                                                   3,400                            366,656
Devon Energy Corp.                                                              83,000                          3,963,250
El Paso Corp.                                                                   74,100                            783,978
ExxonMobil Corp.                                                               124,940                          7,446,424
Marathon Oil Corp.                                                              29,100                          1,365,372
Sunoco, Inc.                                                                    26,800                          2,774,336
Valero Energy Corp.                                                             27,800                          2,036,906
XTO Energy, Inc.                                                                     1                                 44
                                                                                                               ----------
                                                                                                               28,360,389

Financials 17.9%
Banks 6.1%
Bank of America Corp.                                                          213,100                          9,397,710
Golden West Financial Corp.                                                     22,700                          1,373,350
US Bancorp.                                                                     78,500                          2,262,370
Wachovia Corp.                                                                  38,200                          1,944,762
Wells Fargo & Co.                                                               73,500                          4,395,300
                                                                                                               ----------
                                                                                                               19,373,492

Capital Markets 1.6%
The Goldman Sachs Group, Inc.                                                   45,800                          5,037,542
                                                                                                               ----------
Consumer Finance 2.3%
American Express Co.                                                            98,000                          5,034,260
Providian Financial Corp.*                                                     141,100                          2,421,276
                                                                                                               ----------
                                                                                                                7,455,536

Diversified Financial Services 2.4%
Citigroup, Inc.                                                                 58,400                          2,624,496
JPMorgan Chase & Co.                                                           100,364                          3,472,594
Moody's Corp.                                                                   18,800                          1,520,168
                                                                                                               ----------
                                                                                                                7,617,258

Insurance 4.1%
Alleghany Corp.*                                                                   612                            169,524
Allstate Corp.                                                                  24,700                          1,335,282
American International Group, Inc.                                               4,212                            233,387
First American Corp.                                                            48,500                          1,597,590
Loews Corp.                                                                     37,700                          2,772,458
MetLife, Inc.                                                                   68,700                          2,686,170
W.R. Berkley Corp.                                                              89,550                          4,441,680
                                                                                                               ----------
                                                                                                               13,236,091

Real Estate 1.4%
Apartment Investment & Management Co. "A" (REIT)                                 5,700                            212,040
Avalonbay Communities, Inc. (REIT)                                               5,900                            394,651
Boston Properties, Inc. (REIT)                                                   4,300                            258,989
Camden Property Trust (REIT)                                                    10,400                            489,112
CenterPoint Properties Corp. (REIT)                                              5,200                            213,200
Equity Office Properties Trust (REIT)                                           29,600                            891,848
Equity Residential (REIT)                                                       16,300                            525,023
General Growth Properties, Inc. (REIT)                                          12,300                            419,430
Rayonier, Inc.                                                                   8,200                            406,146
The Mills Corp. (REIT)                                                           4,900                            259,210
Vornado Realty Trust (REIT)                                                      5,800                            401,766
                                                                                                               ----------
                                                                                                                4,471,415

Health Care 12.6%
Biotechnology 2.4%
Amgen, Inc.*                                                                    90,500                          5,268,005
Cephalon, Inc.*                                                                 28,900                          1,353,387
Charles River Laboratories International, Inc.*                                 21,400                          1,006,656
                                                                                                               ----------
                                                                                                                7,628,048

Health Care Equipment & Supplies 2.0%
Baxter International, Inc.                                                       4,200                            142,716
Becton, Dickinson & Co.                                                         79,600                          4,650,232
Dade Behring Holdings, Inc.*                                                    28,600                          1,685,398
                                                                                                               ----------
                                                                                                                6,478,346

Health Care Providers & Services 2.5%
Coventry Health Care, Inc.*                                                      4,400                            299,816
DaVita, Inc.*                                                                   13,500                            564,975
HCA, Inc.                                                                       58,100                          3,112,417
Lincare Holdings, Inc.*                                                         83,000                          3,671,090
UnitedHealth Group, Inc.                                                         3,700                            352,906
                                                                                                               ----------
                                                                                                                8,001,204

Pharmaceuticals 5.7%
Andrx Corp.*                                                                    83,100                          1,883,877
Barr Pharmaceuticals, Inc.*                                                     69,000                          3,369,270
Endo Pharmaceuticals Holdings, Inc.*                                             4,700                            105,985
Johnson & Johnson                                                              137,182                          9,213,143
Merck & Co., Inc.                                                               59,900                          1,938,963
Pfizer, Inc.                                                                    64,550                          1,695,729
                                                                                                               ----------
                                                                                                               18,206,967

Industrials 11.9%
Aerospace & Defense 3.1%
Boeing Co.                                                                      14,100                            824,286
General Dynamics Corp.                                                          19,500                          2,087,475
Lockheed Martin Corp.                                                           83,600                          5,104,616
Raytheon Co.                                                                    51,500                          1,993,050
                                                                                                               ----------
                                                                                                               10,009,427

Air Freight & Logistics 1.9%
FedEx Corp.                                                                     25,100                          2,358,145
Ryder System, Inc.                                                              86,900                          3,623,730
                                                                                                               ----------
                                                                                                                5,981,875

Building Products 0.4%
Masco Corp.                                                                     34,800                          1,206,516
                                                                                                               ----------
Commercial Services & Supplies 1.4%
Cendant Corp.                                                                  207,100                          4,253,834
Republic Services, Inc.                                                         10,600                            354,888
                                                                                                               ----------
                                                                                                                4,608,722

Electrical Equipment 1.2%
Rockwell Automation, Inc.                                                       66,700                          3,777,888
                                                                                                               ----------
Industrial Conglomerates 2.7%
General Electric Co.                                                           235,800                          8,502,948
                                                                                                               ----------
Road & Rail 1.2%
Norfolk Southern Corp.                                                          22,200                            822,510
Yellow Roadway Corp.*                                                           53,700                          3,143,598
                                                                                                               ----------
                                                                                                                3,966,108

Information Technology 13.8%
Communications Equipment 1.8%
Avaya, Inc.*                                                                   120,800                          1,410,944
Cisco Systems, Inc.*                                                            65,200                          1,166,428
Motorola, Inc.                                                                 205,500                          3,076,335
                                                                                                               ----------
                                                                                                                5,653,707

Computers & Peripherals 3.7%
Apple Computer, Inc.*                                                           74,100                          3,087,747
Dell, Inc.*                                                                    147,200                          5,655,424
International Business Machines Corp.                                           34,900                          3,189,162
                                                                                                               ----------
                                                                                                               11,932,333

Internet Software & Services 0.3%
Yahoo!, Inc.*                                                                   29,800                          1,010,220
                                                                                                               ----------
IT Consulting & Services 0.8%
Alliance Data Systems Corp.*                                                    23,500                            949,400
Computer Sciences Corp.*                                                        16,000                            733,600
Unisys Corp.*                                                                  130,800                            923,448
                                                                                                               ----------
                                                                                                                2,606,448

Semiconductors & Semiconductor Equipment 3.3%
Broadcom Corp. "A"*                                                             69,900                          2,091,408
Intel Corp.                                                                    278,700                          6,474,201
MEMC Electronic Materials, Inc.*                                               150,900                          2,029,605
                                                                                                               ----------
                                                                                                               10,595,214

Software 3.9%
Adobe Systems, Inc.                                                             16,200                          1,088,154
Citrix Systems, Inc.*                                                           70,800                          1,686,456
Microsoft Corp.                                                                382,400                          9,242,608
Symantec Corp.*                                                                 14,600                            311,418
                                                                                                               ----------
                                                                                                               12,328,636

Materials 3.8%
Chemicals 0.3%
Monsanto Co.                                                                    16,300                          1,051,350
                                                                                                               ----------
Containers & Packaging 0.4%
Owens-Illinois, Inc.*                                                           45,100                          1,133,814
                                                                                                               ----------
Metals & Mining 3.1%
Nucor Corp.                                                                     12,700                            731,012
Phelps Dodge Corp.                                                              32,900                          3,346,917
Southern Peru Copper Corp. (d)                                                  50,800                          2,817,368
United States Steel Corp.                                                       61,800                          3,142,530
                                                                                                               ----------
                                                                                                               10,037,827

Telecommunication Services 3.5%
Diversified Telecommunication Services 3.4%
Citizens Communications Co.                                                    194,000                          2,510,360
Sprint Corp.                                                                   130,300                          2,964,325
Verizon Communications, Inc.                                                   150,600                          5,346,300
                                                                                                               ----------
                                                                                                               10,820,985

Wireless Telecommunication Services 0.1%
Nextel Partners, Inc. "A"*                                                      19,700                            432,612
                                                                                                               ----------
Utilities 2.8%
Electric Utilities 1.7%
Allegheny Energy, Inc.*                                                         54,300                          1,121,838
Exelon Corp.                                                                    90,500                          4,153,045
                                                                                                               ----------
                                                                                                                5,274,883

Multi-Utilities 1.1%
Duke Energy Corp.                                                              121,100                          3,392,011
Sempra Energy                                                                    4,600                            183,264
                                                                                                               ----------
                                                                                                                3,575,275


Total Common Stocks (Cost $282,672,607)                                                                       309,650,714
                                                                                                              -----------
                                                                             Principal
                                                                             Amount ($)                          Value ($)

US Government Backed 0.2%
US Treasury Bills, 2.356%**, 4/21/2005 (e)
(Cost $729,063)                                                                730,000                            729,063
                                                                                                               ----------

                                                                                Shares                           Value ($)

Securities Lending Collateral 1.7%
Daily Assets Fund Institutional, 2.83% (b)(c)
(Cost $5,618,050)                                                            5,618,050                          5,618,050
                                                                                                               ----------
Cash Equivalents 3.0%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $9,501,911)                                                            9,501,911                          9,501,911
                                                                                                               ----------

                                                                               % of
                                                                            Net Assets                           Value ($)
                                                                            ----------                           ---------

Total Investment Portfolio  (Cost $298,521,631)                                  101.8                        325,499,738
Other Assets and Liabilities, Net                                                 -1.8                         -5,902,211
                                                                                                              -----------
Net Assets                                                                       100.0                        319,597,527
                                                                                                              ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $5,455,361, which is 1.7% of total net assets.

(e) At March 31, 2005, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

REIT: Real Estate Investment Trust

At March 31, 2005, open futures contracts purchased were as follows:
                                                                                                           Unrealized
                                       Expiration                      Aggregate                          Depreciation
Futures                                   Date      Contracts        Face Value ($)       Value ($)           ($)
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                           6/16/2005        32              9,667,637        9,471,200          (196,437)
--------------------------------------------------------------------------------------------------------------------------


Scudder Variable Series II Conservative Income Strategy Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------

                                                                                            Shares           Value ($)
                                                                                        ------------------------------
Equity Funds 25.3%
Scudder SVS I Global Discovery Portfolio "A"                                                 1,513             19,612
Scudder SVS I Growth & Income Portfolio "A"                                                 25,071            227,648
Scudder SVS I International Portfolio "A"                                                    7,961             75,074
Scudder SVS II Aggressive Growth Portfolio "A"                                              11,943            118,954
Scudder SVS II Blue Chip Portfolio "A"                                                      14,804            199,711
Scudder SVS II Dreman High Return Equity Portfolio "A"                                      13,028            162,852
Scudder SVS II Dreman Small Cap Value Portfolio "A"                                          3,271             58,978
Scudder SVS II Eagle Focused Large Cap Growth Portfolio "A"                                  2,401             19,592
Scudder SVS II Growth Portfolio "A"                                                          2,766             52,276
Scudder SVS II International Select Equity Portfolio "A"                                     9,410            107,649
Scudder SVS II Janus Growth Opportunities Portfolio "A"                                     33,206            249,711
Scudder SVS II Large Cap Value Portfolio "A"                                                12,316            187,825
Scudder SVS II MFS Strategic Value Portfolio "A"                                             4,272             46,902
Scudder SVS II Small Cap Growth Portfolio "A"                                                5,775             71,266
Scudder SVS II Templeton Foreign Value Portfolio "A"                                         1,857             19,670
Scudder VIT Real Estate Portfolio "A"                                                        6,533             99,491
                                                                                                            ---------
Total Equity Funds (Cost $1,728,543)                                                                        1,717,211

Fixed Income Funds 65.9%
Scudder SVS II Fixed Income Portfolio "A"                                                  321,490          3,703,564
Scudder SVS II Government and Agency Securities Portfolio "A"                               44,161            527,277
Scudder SVS II High Income Portfolio "A"                                                    26,214            205,778
Scudder SVS II Strategic Income Portfolio "A"                                                2,699             30,062
                                                                                                            ---------
Total Fixed Income Funds (Cost $4,698,767)                                                                  4,466,681


Cash Equivalents 3.2%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $218,247)                                                                            218,247            218,247
                                                                                                            ---------

                                                                                              % of
                                                                                              Net Assets     Value ($)

Total Investment Portfolio  (Cost $6,645,557)                                                 94.4          6,402,139
Other Assets and Liabilities, Net                                                              5.6            382,307
                                                                                                            ---------
Net Assets                                                                                   100.0          6,784,446
                                                                                                            =========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.


Scudder Variable Series II Fixed Income Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                         Principal
                                                                                          Amount ($)             Value ($)
                                                                                    ---------------------------------------
Corporate Bonds 17.7%
Consumer Discretionary 1.2%
Auburn Hills Trust, 12.375%, 5/1/2020                                                      161,000                 241,113
Comcast Cable Communications Holdings, Inc., 8.375%,
3/15/2013                                                                                1,260,000               1,497,174
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                               490,000                 551,849
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008                                        892,000                 887,776
Tele-Communications, Inc.:
"A", 9.875%, 6/15/2022                                                                     250,000                 351,971
10.125%, 4/15/2022                                                                         198,000                 282,214
                                                                                                                ----------
                                                                                                                 3,812,097

Energy 1.9%
CenterPoint Energy Resources Corp., Series B, 7.875%,
4/1/2013                                                                                   540,000                 625,947
Enterprise Products Operating LP:
144A, 5.0%, 3/1/2015                                                                       517,000                 484,656
7.5%, 2/1/2011                                                                             580,000                 640,740
Halliburton Co., 5.5%, 10/15/2010                                                        1,160,000               1,193,447
Pemex Project Funding Master Trust, 144A, 3.79%*, 6/15/2010                                 90,000                  91,800
Sempra Energy, 4.621%, 5/17/2007                                                         1,510,000               1,515,986
Tri-State Generation & Transmission Association, 144A,
6.04%, 1/31/2018                                                                         1,190,000               1,246,085
                                                                                                                ----------
                                                                                                                 5,798,661

Financials 7.5%
American General Finance Corp., Series H, 4.0%, 3/15/2011                                1,417,000               1,346,042
DBS Capital Funding Corp., 144A, 7.657%, 3/31/2049                                       1,330,000               1,506,605
Duke Capital LLC, 4.302%, 5/18/2006                                                      1,204,000               1,205,806
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                          1,070,000               1,021,931
6.875%, 2/1/2006                                                                         4,000,000               4,054,392
General Electric Capital Corp.:
2.8%, 1/15/2007                                                                          1,902,000               1,859,314
Series A, 4.875%, 3/4/2015                                                                 433,000                 423,243
General Motors Acceptance Corp.:
6.75%, 1/15/2006                                                                         1,909,000               1,922,292
6.875%, 9/15/2011                                                                          934,000                 845,122
HSBC Bank USA, 5.875%, 11/1/2034                                                           880,000                 885,794
JPMorgan Chase Capital XV, 5.875%, 3/15/2035                                             2,170,000               2,095,591
Merrill Lynch & Co., Inc., Series C, 5.0%, 1/15/2015                                     1,360,000               1,317,976
Morgan Stanley, 4.0%, 1/15/2010                                                            945,000                 909,749
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006                                        1,384,525               1,379,485
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                                  659,000                 713,170
The Goldman Sachs Group, Inc.:
4.75%, 7/15/2013                                                                           945,000                 908,962
5.125%, 1/15/2015                                                                          440,000                 429,578
                                                                                                                ----------
                                                                                                                22,825,052

Health Care 0.9%
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                        2,330,000               2,650,662
                                                                                                                ----------
Industrials 0.8%
BAE System 2001 Asset Trust, "B", Series 2001, 144A,
7.156%, 12/15/2011                                                                         281,786                 301,243
D.R. Horton, Inc., 5.25%, 2/15/2015                                                      1,487,000               1,358,564
K Hovnanian Enterprises, Inc., 144A, 6.25%, 1/15/2015                                      810,000                 775,224
                                                                                                                ----------
                                                                                                                 2,435,031

Materials 1.4%
Georgia-Pacific Corp.:
7.75%, 11/15/2029                                                                          795,000                 866,550
8.875%, 5/15/2031                                                                          429,000                 516,945
Lubrizol Corp., 6.5%, 10/1/2034                                                          1,676,000               1,750,686
Newmont Mining Corp., 5.875%, 4/1/2035                                                     755,000                 739,843
Weyerhaeuser Co.:
7.125%, 7/15/2023                                                                           95,000                 107,634
7.375%, 3/15/2032                                                                          140,000                 163,675
                                                                                                                ----------
                                                                                                                 4,145,333

Telecommunication Services 1.2%
Anixter International, Inc., 5.95%, 3/1/2015                                               120,000                 118,528
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                              1,135,000               1,177,170
SBC Communications, Inc.:
4.125%, 9/15/2009                                                                        2,085,000               2,027,919
5.625%, 6/15/2016                                                                          435,000                 436,717
                                                                                                                ----------
                                                                                                                 3,760,334

Utilities 2.8%
Centerior Energy Corp., Series B, 7.13%, 7/1/2007                                        1,490,000               1,574,224
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010                                                                1,655,000               1,582,817
5.0%, 2/15/2012                                                                          1,160,000               1,145,629
Pedernales Electric Cooperative, Series 02-A, 144A,
6.202%, 11/15/2032                                                                       1,715,000               1,853,915
Progress Energy, Inc., 6.75%, 3/1/2006                                                   1,000,000               1,024,861
Xcel Energy, Inc., 7.0%, 12/1/2010                                                       1,240,000               1,365,495
                                                                                                                ----------
                                                                                                                 8,546,941


Total Corporate Bonds (Cost $54,504,570)                                                                        53,974,111
                                                                                                                ----------
Foreign Bonds - US$ Denominated 7.8%
Energy 0.2%
Nexen, Inc., 5.875%, 3/10/2035                                                             765,000                 731,707
                                                                                                                ----------
Financials 3.6%
Deutsche Telekom International Finance BV:
8.5%, 6/15/2010                                                                            255,000                 293,270
8.75%, 6/15/2030                                                                           225,000                 294,267
Korea First Bank, 144A, 5.75%, 3/10/2013 (c)                                               520,000                 535,727
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                               2,720,000               2,688,459
Mizuho Financial Group, 8.375%, 12/29/2049                                               2,325,000               2,511,544
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023                                           795,000                 784,691
Westfield Capital Corp.:
144A, 4.375%, 11/15/2010                                                                 1,995,000               1,944,161
144A, 5.125%, 11/15/2014                                                                 1,895,000               1,866,526
                                                                                                                ----------
                                                                                                                10,918,645

Industrials 1.5%
Tyco International Group SA:
6.75%, 2/15/2011                                                                         1,900,000               2,058,806
6.875%, 1/15/2029                                                                        1,831,000               2,052,371
7.0%, 6/15/2028                                                                            539,000                 611,855
                                                                                                                ----------
                                                                                                                 4,723,032

Materials 0.7%
Sociedad Concesionaria Autopista Central, 144A,
6.223%, 12/15/2026                                                                       1,915,000               2,017,185
                                                                                                                ----------
Sovereign Bonds 0.4%
United Mexican States:
Series A, 6.75%, 9/27/2034                                                               1,040,000               1,015,040
8.375%, 1/14/2011                                                                           65,000                  73,970
                                                                                                                ----------
                                                                                                                 1,089,010

Telecommunication Services 1.4%
America Movil SA de CV, 5.75%, 1/15/2015 (c)                                             1,065,000               1,029,379
British Telecommunications PLC, 8.625%, 12/15/2030                                       1,325,000               1,765,548
Telecom Italia Capital, 144A, 4.95%, 9/30/2014                                             910,000                 871,694
Telecomunicaciones de Puerto Rico, 6.8%, 5/15/2009                                         625,000                 658,567
                                                                                                                ----------
                                                                                                                 4,325,188


Total Foreign Bonds - US$ Denominated (Cost $23,642,425)                                                        23,804,767
                                                                                                                ----------
Asset Backed 5.1%
Automobile Receivables 2.1%
Daimler Chrysler Auto Trust, "A4", Series 2002-A,
4.49%, 10/6/2008                                                                           894,256                 898,627
Drive Auto Receivables Trust, "A3", Series 2004-1,
144A, 3.5%, 8/15/2008                                                                    1,490,000               1,475,451
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009                                                   1,150,000               1,141,473
"A4", Series 2002-2, 4.3%, 3/15/2010                                                     1,933,575               1,932,060
"B", Series 2002-2, 4.67%, 3/15/2010                                                       486,668                 479,050
"B", Series 2002-1, 5.37%, 1/15/2010                                                       438,264                 439,514
                                                                                                                ----------
                                                                                                                 6,366,175

Credit Card Receivables 1.5%
Capital One Multi-Asset Execution Trust:
"B3", Series 2004-B3, 3.32%*, 1/18/2022                                                  2,955,000               3,031,397
"B1", Series 2005-B1, 4.9%, 12/15/2017                                                   1,515,000               1,503,638
                                                                                                                ----------
                                                                                                                 4,535,035

Home Equity Loans 1.1%
Countrywide Asset-Backed Certificates, "N1", Series 2004-2N,
144A, 5.0%, 2/25/2035                                                                      582,937                 579,078
Novastar NIM Trust, "NOTE", Series 2004-N1, 144A, 4.458%,
2/26/2034                                                                                  284,767                 284,744
Park Place Securities NIM Trust, "A", Series 2004-MHQ1, 144A,
2.487%, 12/25/2034                                                                         487,935                 487,935
Renaissance NIM Trust, "A", Series 2004-A, 144A, 4.45%,
6/25/2034                                                                                  487,808                 487,427
Residential Asset Securities Corp., "AI6", Series 2000-KS1,
7.905%, 2/25/2031                                                                        1,542,804               1,587,173
                                                                                                                ----------
                                                                                                                 3,426,357

Industrials 0.4%
Delta Air Lines, Inc., "G-2", Series 2002-1, 6.417%,
7/2/2012 (c)                                                                               990,000               1,029,779
                                                                                                                ----------

Total Asset Backed (Cost $15,479,894)                                                                           15,357,346
                                                                                                                ----------
US Government Agency Sponsored Pass-Throughs 8.1%
Federal Home Loan Mortgage Corp.:
4.0%, 5/1/2019                                                                           2,490,427               2,384,698
6.0%, 12/1/2034                                                                          1,716,757               1,757,613
Federal National Mortgage Association:
4.5% with various maturities from 12/1/2018 until
10/1/2033  (f)                                                                           4,145,856               3,949,469
5.0%, 3/1/2034                                                                           4,871,638               4,776,643
5.5% with various maturities from 1/1/2025 until 7/1/2033 (f)                            6,557,070               6,579,640
6.31%, 6/1/2008                                                                          1,500,000               1,564,370
6.5% with various maturities from 3/1/2017 until 9/1/2034                                2,206,611               2,293,939
7.13%, 1/1/2012                                                                          1,120,560               1,163,214
8.0%, 9/1/2015                                                                              61,888                  65,467

Total US Government Agency Sponsored Pass-Throughs                                                              ----------
(Cost $24,777,694)                                                                                              24,535,053

Commercial and Non-Agency Mortgage-Backed Securities 9.0%
Banc of America Commercial Mortgage, Inc., "AJ",
Series 2005-1, 4.999%, 11/10/2042                                                        2,270,000               2,273,918
Citicorp Mortgage Securities, Inc., "A4", Series 2003-3,
5.5%, 3/25/2033                                                                          1,300,000               1,316,679
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2004-NCM-1, 6.5%, 6/25/2034                                                1,444,788               1,495,356
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034                                               1,916,727               1,989,202
Countrywide Alternative Loan Trust:
"1A1", Series 2004-J1, 6.0%, 2/25/2034                                                     456,515                 462,782
"7A1", Series 2004-J2, 6.0%, 12/25/2033                                                    603,498                 610,665
First Union-Lehman Brothers Commercial Mortgage, "A3",
Series 1997-C1, 7.38%, 4/18/2029                                                         1,610,543               1,686,920
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                                          554,550                 580,339
Greenwich Capital Commercial Funding Corp.:
"AJ", Series 2005-GG3, 4.859%, 8/10/2042                                                   845,000                 825,132
"B", Series 2005-GG3, 4.894%, 8/10/2042                                                  1,410,000               1,375,818
GS Mortgage Securities Corp. II, "C", Series 1998-C1,
6.91%, 10/18/2030                                                                        1,260,000               1,347,112
Master Alternative Loan Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020                                                      767,293                 778,933
"3A1", Series 2004-5, 6.5%, 6/25/2034                                                       74,828                  77,072
"5A1", Series 2005-2, 6.5%, 12/25/2034                                                     569,542                 586,421
"8A1", Series 2004-3, 7.0%, 4/25/2034                                                      473,550                 484,765
Master Asset Securitization Trust:
"2A7", Series 2003-9, 5.5%, 10/25/2033                                                   1,481,536               1,476,739
"8A1", Series 2003-6, 5.5%, 7/25/2033                                                      951,940                 946,884
Merrill Lynch Mortgage Investors, Inc., "D",
Series 1996-C1, 7.42%, 4/25/2028                                                         2,130,000               2,176,236
Park Place Securities NIM Trust, "B", Series 2004-MHQ1,
144A, 3.474%, 12/25/2034                                                                 2,090,000               2,087,387
Residential Asset Securitization Trust, "A1",
Series 2003-A11, 4.25%, 11/25/2033                                                       1,819,769               1,819,762
Washington Mutual:
"A7", Series 2004-AR9, 4.26%, 8/25/2034                                                  1,393,000               1,367,970
"2A1", Series 2002-S8, 4.5%, 1/25/2018                                                     744,165                 744,787
"4A", Series 2004-CB2, 6.5%, 8/25/2034                                                     261,104                 270,243
Wells Fargo Mortgage Backed Securities Trust, "1A6",
Series 2003-1, 4.5%, 2/25/2018                                                             548,851                 549,128
Total Commercial and Non-Agency Mortgage-Backed                                                                 ----------
Securities (Cost $27,772,985)                                                                                   27,330,250

Collateralized Mortgage Obligations 26.1%
Fannie Mae Grantor Trust:
"1A3", Series 2004-T2, 7.0%, 11/25/2043                                                    547,815                 573,225
"1A3", Series 2004-T3, 7.0%, 2/25/2044                                                     275,053                 286,334
"A2", Series 2002-T19, 7.0%, 7/25/2042                                                     750,980                 785,047
Fannie Mae Whole Loan:
"1A1", Series 2004-W15, 6.0%, 8/25/2044                                                  2,098,275               2,157,459
"2A", Series 2002-W1, 7.5%, 2/25/2042                                                      939,973                 988,607
"5A", Series 2004-W2, 7.5%, 3/25/2044                                                    1,609,288               1,702,699
Federal Home Loan Mortgage Corp.:
"EK", Series 2773, 3.5%, 5/15/2010                                                       1,274,000               1,270,893
"QC", Series 2694, 3.5%, 9/15/2020                                                       2,290,000               2,256,961
"LB", Series 2755, 4.0%, 9/15/2023                                                       1,961,923               1,947,360
"NB", Series 2750, 4.0%, 12/15/2022                                                      2,839,000               2,794,725
"XG", Series 2737, 4.0%, 11/15/2022                                                      1,050,000               1,034,506
"KB", Series 2552, 4.25%, 6/15/2027                                                      2,251,031               2,244,380
"LC", Series 2682, 4.5%, 7/15/2032                                                       1,690,000               1,611,357
"ME", Series 2691, 4.5%, 4/15/2032                                                       1,911,000               1,822,744
"ON", Series 2776, 4.5%, 11/15/2032                                                      1,410,000               1,338,378
"QH", Series 2694, 4.5%, 3/15/2032                                                       2,500,000               2,384,423
"HG", Series 2543, 4.75%, 9/15/2028                                                      1,497,961               1,500,420
"BG", Series 2640, 5.0%, 2/15/2032                                                       2,060,000               2,018,094
"BU", Series 2911, 5.0%, 9/15/2023                                                       2,403,000               2,423,065
"EG", Series 2836, 5.0%, 12/15/2032                                                      2,770,000               2,702,464
"NE", Series 2802, 5.0%, 2/15/2033                                                       2,640,000               2,572,777
"NE", Series 2921, 5.0%, 9/15/2033                                                       2,275,000               2,208,735
"OE", Series 2840, 5.0%, 2/15/2033                                                       2,780,000               2,717,849
"OL", Series 2840, 5.0%, 11/15/2022                                                      2,335,000               2,357,128
"PD", Series 2783, 5.0%, 1/15/2033                                                       1,283,000               1,253,428
"PD", Series 2844, 5.0%, 12/15/2032                                                      2,765,000               2,697,632
"PE", Series 2721, 5.0%, 1/15/2023                                                         135,000                 132,942
"PE", Series 2864, 5.0%, 6/15/2033                                                       2,275,000               2,226,048
"PQ", Series 2844, 5.0%, 5/15/2023                                                       1,616,000               1,636,492
"QK", Series 2513, 5.0%, 8/15/2028                                                         174,044                 173,921
"TE", Series 2764, 5.0%, 10/15/2032                                                      1,495,000               1,458,991
"TE", Series 2780, 5.0%, 1/15/2033                                                       1,785,000               1,740,186
"UE", Series 2911, 5.0%, 6/15/2033                                                       3,055,000               2,967,633
"CH", Series 2390, 5.5%, 12/15/2016                                                        440,000                 447,834
"PE", Series 2378, 5.5%, 11/15/2016                                                      1,765,000               1,805,471
"PE", Series 2512, 5.5%, 2/15/2022                                                          45,000                  46,134
"TG", Series 2517, 5.5%, 4/15/2028                                                         470,947                 471,389
"BD", Series 2453, 6.0%, 5/15/2017                                                       1,050,000               1,083,285
"Z", Series 2173, 6.5%, 7/15/2029                                                          339,314                 353,813
"3A", Series T-41, 7.5%, 7/25/2032                                                       1,259,515               1,326,181
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044                                                     169,722                 169,104
"2A3", Series 2003-W3, 4.16%, 6/25/2042                                                  1,200,000               1,200,703
"NE", Series 2004-52, 4.5%, 7/25/2033                                                    1,282,000               1,215,426
"QG", Series 2004-29, 4.5%, 12/25/2032                                                   1,420,000               1,351,399
"WB", Series 2003-106, 4.5%, 10/25/2015                                                  1,735,000               1,735,485
"A2", Series 2002-W10, 4.7%, 8/25/2042                                                       7,407                   7,393
"1A3", Series 2003-W18, 4.732%, 8/25/2043                                                1,116,095               1,117,610
"HE", Series 2005-22, 5.0%, 10/25/2033                                                   1,540,000               1,498,372
"KH", Series 2003-92, 5.0%, 3/25/2032                                                    1,100,000               1,076,081
"MC", Series 2002-56, 5.5%, 9/25/2017                                                      881,885                 893,485
"PG", Series 2002-3, 5.5%, 2/25/2017                                                       500,000                 511,085
"QC", Series 2002-11, 5.5%, 3/25/2017                                                      640,000                 653,538
"PM", Series 2001-60, 6.0%, 3/25/2030                                                      294,444                 298,438
"QN", Series 2001-51, 6.0%, 10/25/2016                                                     405,000                 415,572
"QX", Series 2001-51, 6.0%, 2/25/2015                                                       48,332                  48,414
"VD", Series 2002-56, 6.0%, 4/25/2020                                                      184,341                 187,301
"A2", Series 1998-M6, 6.32%, 8/15/2008                                                   1,065,684               1,114,319
"HM", Series 2002-36, 6.5%, 12/25/2029                                                      72,557                  73,194
"1A2", Series 2003-W3, 7.0%, 8/25/2042                                                     589,622                 616,256
FHLMC Structured Pass-Through Securities:
"1A2", Series T-59, 7.0%, 10/25/2043                                                       756,059                 791,121
"3A", Series T-58, 7.0%, 9/25/2043                                                         752,830                 786,084
                                                                                                                ----------
Total Collateralized Mortgage Obligations (Cost $79,963,776)                                                    79,281,390


Municipal Investments 5.5%
Brockton, MA, Core City General Obligation, Economic
Development, Series A, 6.45%, 5/1/2017 (b)                                               1,530,000               1,671,433
California, Statewide Communities Development Authority
Revenue, Series A-1, 4.0%, 11/15/2006 (b)                                                1,515,000               1,510,667
Illinois, Higher Education Revenue, 7.05%, 7/1/2009 (b)                                  1,410,000               1,541,384
Jersey City, NJ, Municipal Utilities Authority, Water
Revenue, Series B, 4.55%, 5/15/2012 (b)                                                  1,000,000                 978,350
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation
Revenue, 5.2%, 12/1/2013                                                                   945,000                 951,350
Los Angeles, CA, Community Redevelopment Agency, Community
Redevelopment Financing Authority Revenue, Bunker Hill
Project, Series B, 5.83%, 12/1/2017 (b)                                                  2,500,000               2,532,000
New York, General Obligation, Environmental Facilities
Corp. Series B, 4.95%, 1/1/2013 (b)                                                      1,500,000               1,500,360
Oklahoma City, OK, Airport Revenue, 5.2%, 10/1/2012 (b)                                  1,430,000               1,444,772
Oregon, School Boards Association, Pension Deferred
Interest, Series A, Zero Coupon, 6/30/2017 (b)                                           3,830,000               1,993,975
Portland, OR, Industrial Development Revenue, 3.35%,
6/15/2010 (b)                                                                            1,550,000               1,460,518
Trenton, NJ, School District General Obligation, 4.3%,
4/1/2011 (b)                                                                             1,040,000               1,009,632
                                                                                                                ----------
Total Municipal Investments (Cost $16,484,939)                                                                  16,594,441


Government National Mortgage Association 0.1%
Government National Mortgage Association:
6.0% with various maturities from 1/15/2034 until 6/20/2034
(Cost $364,750)                                                                            355,711                 365,626
                                                                                                                ----------
US Government Backed 17.3%
US Treasury Bond, 6.0%, 2/15/2026 (c)                                                    5,947,000               6,803,041
US Treasury Note:
2.75%, 6/30/2006 (c)                                                                    13,090,000              12,958,079
3.0%, 2/15/2009 (c)                                                                      8,924,000               8,582,032
3.625%, 7/15/2009 (c)                                                                   15,540,000              15,239,519
3.875%, 2/15/2013                                                                          213,000                 205,603
5.0%, 8/15/2011 (c)                                                                      8,557,000               8,889,919
                                                                                                                ----------
Total US Government Backed (Cost $53,246,008)                                                                   52,678,193


                                                                                            Shares                Value ($)
                                                                                            ------                ---------

Securities Lending Collateral 14.7%
Daily Assets Fund Institutional, 2.83% (d)(e)
(Cost $44,624,141)                                                                      44,624,141              44,624,141
                                                                                                                ----------
Cash Equivalents 5.9%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $18,052,369)                                                                      18,052,369              18,052,369
                                                                                                                ----------

                                                                                              % of
                                                                                             Net Assets           Value ($)
                                                                                             ----------           ---------

Total Investment Portfolio  (Cost $358,913,551)                                              117.3             356,597,687
Other Assets and Liabilities, Net                                                            -17.3             -52,520,765
                                                                                                               -----------
Net Assets                                                                                   100.0             304,076,922
                                                                                                               ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Bond is insured by one of these companies:

                                                                                                           As a % of Total
Insurance Coverage                                                                                      Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------
AMBAC            AMBAC Assurance Corp.                                                                         1.3
---------------------------------------------------------------------------------------------------------------------------
FGIC             Financial Guaranty Insurance Company                                                          1.7
---------------------------------------------------------------------------------------------------------------------------
FSA              Financial Security Assurance                                                                  1.1
---------------------------------------------------------------------------------------------------------------------------
MBIA             Municipal Bond Investors Assurance                                                            0.3
---------------------------------------------------------------------------------------------------------------------------

(c) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $43,972,426, which is 14.5% of total net assets.

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending.

(f) Mortgage dollar roll included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets.
Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage
Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.


Scudder Variable Series II Global Blue Chip Portfolio
Investment Portfolio as of March 31, 2005 (unaudited)
--------------------------------------------------------------------------------------------------------------------

                                                                                           Shares          Value ($)
                                                                               -------------------------------------

Common Stocks 93.8%
Australia 0.3%
Alumina Ltd.                                                                               46,300           210,612
(Cost $115,677)                                                                                          ----------

Austria 1.3%
Erste Bank der oesterreichischen Sparkassen AG                                              5,900           308,604
Wienerberger AG                                                                            15,700           714,556
                                                                                                         ----------
(Cost $794,996)                                                                                           1,023,160

Brazil 1.6%
Aracruz Celulose SA "B" (ADR)                                                              19,250           689,150
Companhia Vale do Rio Doce SA (ADR)                                                        17,750           561,078
Porto Seguro SA                                                                               900             8,093
                                                                                                         ----------
(Cost $921,703)                                                                                           1,258,321

Canada 4.6%
Canadian National Railway Co.*                                                             21,400         1,350,657
EnCana Corp.                                                                               15,475         1,092,857
Goldcorp, Inc.*                                                                            34,150           486,688
Meridian Gold, Inc.*                                                                       20,500           345,705
Placer Dome, Inc.                                                                          19,650           317,727
                                                                                                         ----------
(Cost $1,757,827)                                                                                         3,593,634

China 1.5%
China Petroleum & Chemical Corp. "H"                                                    2,846,000         1,158,550
(Cost $1,087,816)                                                                                        ----------

France 4.1%
Carrefour SA                                                                               15,267           810,228
Societe Generale                                                                            5,165           536,636
Total SA (c)                                                                                7,926         1,854,543
                                                                                                         ----------
(Cost $2,501,712)                                                                                         3,201,407

Germany 10.6%
Allianz AG (Registered) (c)                                                                 9,947         1,262,997
BASF AG (c)                                                                                24,869         1,763,080
Bayerische Motoren Werke AG                                                                13,934           633,096
Commerzbank AG* (c)                                                                        55,750         1,209,779
E.ON AG (c)                                                                                20,192         1,732,517
Schering AG (c)                                                                            11,100           736,138
Stada Arzneimittel AG                                                                       6,458           201,837
Volkswagen AG                                                                              14,305           680,920
                                                                                                         ----------
(Cost $6,213,446)                                                                                         8,220,364

Hong Kong 2.9%
China Mobile (Hong Kong) Ltd.                                                             121,600           397,566
Denway Motors Ltd.                                                                        773,000           272,551
Fountain Set Holdings Ltd.                                                                862,000           544,314
Hutchison Whampoa Ltd.                                                                     94,000           798,454
Shangri-La Asia Ltd.                                                                      135,000           195,591
                                                                                                         ----------
(Cost $2,146,687)                                                                                         2,208,476

India 2.0%
Oil & Natural Gas Corp. Ltd.                                                               26,100           527,528
Reliance Industries Ltd.                                                                   81,900         1,023,773
                                                                                                         ----------
(Cost $1,501,654)                                                                                         1,551,301

Indonesia 1.3%
PT Telekomunikasi Indonesia (ADR)                                                          53,900         1,010,086
(Cost $1,041,882)                                                                                        ----------

Israel 0.8%
Teva Pharmaceutical Industries Ltd. (ADR)                                                  19,325           599,075
(Cost $564,827)                                                                                          ----------

Italy 2.4%
Capitalia SpA                                                                             160,100           833,783
Enel SpA                                                                                   54,700           523,299
Mediobanca SpA                                                                             26,700           463,444
                                                                                                         ----------
(Cost $1,412,053)                                                                                         1,820,526

Japan 7.9%
FANUC Ltd.                                                                                 13,900           869,803
Japan Retail Fund Investment Corp. (REIT)                                                      23           182,747
Komatsu Ltd.                                                                              158,000         1,187,616
Mitsubishi Estate Co., Ltd.                                                                74,000           859,871
Mitsui Fudosan Co., Ltd.                                                                  103,000         1,209,335
Mizuho Financial Group, Inc.                                                                  115           543,738
Nomura Holdings, Inc.                                                                      90,000         1,258,976
                                                                                                         ----------
(Cost $5,087,769)                                                                                         6,112,086

Korea 5.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                         37,000           695,913
Insun ENT Co., Ltd.                                                                         1,077            20,628
LG Electronics, Inc.                                                                       26,200         1,756,987
Samsung Electronics Co., Ltd.                                                               3,860         1,908,144
                                                                                                         ----------
(Cost $3,892,282)                                                                                         4,381,672

Malaysia 0.4%
Resorts World Bhd.                                                                        139,200           342,505
(Cost $355,891)                                                                                          ----------

Mexico 2.7%
Cemex SA de CV (ADR)                                                                       19,150           694,187
Fomento Economico Mexicano SA de CV (ADR)                                                  18,500           990,675
Grupo Televisa SA (ADR)                                                                     7,500           441,000
                                                                                                         ----------
(Cost $1,906,644)                                                                                         2,125,862

Netherlands 0.1%
Heineken NV                                                                                 2,785            96,501
(Cost $94,111)                                                                                           ----------

Peru 2.2%
Compania de Minas Buenaventura SA (ADR)                                                    74,100         1,687,998
(Cost $1,490,933)                                                                                        ----------

Russia 4.4%
AFK Sistema (GDR), 144A*                                                                   33,900           550,875
Gazprom "S" (ADR), 144A* (c)                                                               21,750           732,975
Gazprom "S" (ADR)                                                                          20,600           694,220
LUKOIL (ADR)                                                                               10,700         1,449,850
                                                                                                         ----------
(Cost $2,907,094)                                                                                         3,427,920

Singapore 1.0%
DBS Group Holdings Ltd.                                                                    58,000           523,520
Singapore Telecommunications Ltd.                                                         144,060           225,155
                                                                                                         ----------
(Cost $581,489)                                                                                             748,675

South Africa 1.8%
Gold Fields Ltd.                                                                           88,700         1,029,480
Impala Platinum Holdings Ltd. (ADR)                                                        16,028           338,008
                                                                                                         ----------
(Cost $1,202,847)                                                                                         1,367,488

Sweden 1.6%
Skandinaviska Enskilda Banken AB "A"                                                       66,200         1,254,550
(Cost $1,005,841)                                                                                        ----------

Switzerland 2.9%
ABB Ltd.*                                                                                 122,023           758,021
Credit Suisse Group                                                                        10,572           453,887
Nestle SA (Registered)                                                                      1,446           395,639
Novartis AG (Registered)                                                                   13,471           628,470
                                                                                                         ----------
(Cost $1,920,797)                                                                                         2,236,017

Taiwan 2.2%
Hon Hai Precision Industry Co., Ltd.                                                      108,249           481,015
Quanta Computer, Inc.                                                                     373,417           626,984
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                         66,400           563,072
                                                                                                         ----------
(Cost $1,586,848)                                                                                         1,671,071

Thailand 0.9%
Bangkok Bank PCL (Foreign Registered)                                                     228,100           653,047
Thai Olefins PCL (Foreign Registered)*                                                     40,700            70,746
                                                                                                         ----------
(Cost $681,083)                                                                                             723,793

United Kingdom 6.5%
Anglo American Capital PLC*                                                                22,642           536,985
GlaxoSmithKline PLC                                                                        49,010         1,123,439
Lonmin PLC                                                                                 30,035           558,505
National Grid Transco PLC                                                                  84,450           782,386
Rio Tinto PLC                                                                              13,400           433,270
RT Group PLC*                                                                              54,206             3,329
William Morrison Supermarkets PLC                                                         344,305         1,275,274
Woolworths Group PLC                                                                      311,100           318,936
                                                                                                         ----------
(Cost $4,573,140)                                                                                         5,032,124

United States 19.6%
Affiliated Computer Services, Inc. "A"*                                                    10,400           553,696
AFLAC, Inc.                                                                                25,400           946,404
Avocent Corp.*                                                                             11,800           302,788
Caremark Rx, Inc.*                                                                         12,150           483,327
Caterpillar, Inc.                                                                          12,600         1,152,144
ConocoPhillips                                                                             15,400         1,660,736
Devon Energy Corp.                                                                         14,600           697,150
Eaton Corp.                                                                                 5,400           353,160
Equity Residential (REIT)                                                                  11,600           373,636
Hewlett-Packard Co.                                                                        61,625         1,352,052
Medicines Co.*                                                                             13,250           300,245
Monsanto Co.                                                                               30,500         1,967,250
Newmont Mining Corp.                                                                       21,500           908,375
Pfizer, Inc.                                                                               45,100         1,184,777
SBC Communications, Inc.                                                                   33,075           783,547
Schlumberger Ltd.                                                                          12,800           902,144
VERITAS Software Corp.*                                                                    21,775           505,616
Wyeth                                                                                      17,650           744,477
                                                                                                         ----------
(Cost $12,591,366)                                                                                       15,171,524

Venezuela 0.5%
Compania Anonima Nacional Telefonos de Venezuela (ADR)                                     20,500           387,860
(Cost $406,430)                                                                                          ----------


Total Common Stocks (Cost $60,344,845)                                                                   72,623,158
                                                                                                         ----------
Preferred Stocks 0.9%
Brazil 0.1%
Perdigao SA                                                                                 4,200            80,901
(Cost $80,953)                                                                                           ----------

Germany 0.8%
Porsche AG                                                                                    910           660,595
(Cost $586,940)                                                                                          ----------


Total Preferred Stocks (Cost $667,893)                                                                      741,496
                                                                                                         ----------
Exchange Traded Funds 2.2%
iShares MSCI Malaysia Index Fund                                                           72,250           490,578
iShares Nasdaq Biotechnology Index Fund* (c)                                               18,750         1,191,562
                                                                                                         ----------
Total Exchange Traded Funds (Cost $1,815,361)                                                             1,682,140

Securities Lending Collateral 8.9%
Daily Assets Fund Institutional, 2.83% (b)(d)
(Cost $6,915,986)                                                                       6,915,986         6,915,986
                                                                                                         ----------
Cash Equivalents 2.9%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $2,245,245)                                                                       2,245,245         2,245,245
                                                                                                         ----------

                                                                                          % of
                                                                                       Net Assets          Value ($)
                                                                                       ----------          ---------

Total Investment Portfolio  (Cost $71,989,330)                                              108.7        84,208,025
Other Assets and Liabilities, Net                                                            -8.7        -6,767,886
                                                                                                         ----------
Net Assets                                                                                 100.00        77,440,139
                                                                                                         ==========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

At March 31, 2005, the Scudder Variable Series II Global Blue Chip Portfolio had the following sector diversification:

                                                                                                          As a % of
                                                                                                         Investment
Sector                                                                                   Value ($)        Portfolio
--------------------------------------------------------------------------------------------------------------------
Materials                                                                              13,622,617              16.2
Financials                                                                             12,883,047              15.3
Energy                                                                                 10,770,553              12.8
Industrials                                                                             8,455,156              10.0
Information Technology                                                                  8,050,354               9.6
Health Care                                                                             6,001,785               7.1
Consumer Discretionary                                                                  5,364,782               6.4
Utilities                                                                               3,038,202               3.6
Telecommunication Services                                                              2,804,214               3.3
Consumer Staples                                                                        2,373,944               2.8
                                                                                                      --------------
Total Common and Preferred Stocks                                                      59,742,037              87.1
                                                                                                      --------------
Securities Lending Collateral                                                           6,915,986               8.2
Exchange Trader Funds                                                                   1,682,140               2.0
Cash Equivalents                                                                        2,245,245               2.7
                                                                                                      --------------
Total Investment Portfolio                                                             70,585,408             100.0
                                                                                                      --------------

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $6,619,969, which is 8.5% of total net assets.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

REIT: Real Estate Investment Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


Scudder Variable Series II Government & Agency Securities Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                          Principal
                                                                                          Amount ($)              Value ($)
                                                                                  -----------------------------------------
Agencies Backed by the Full Faith and Credit of the US Government 63.7%
Government National Mortgage Association:
5.0% with various maturities from 3/1/2033 until 2/15/2035                               29,971,988             29,595,749
5.5% with various maturities from 2/1/2032 until 1/20/2035 (c)                           81,704,288             82,481,475
6.0% with various maturities from 12/1/2031 until 2/20/2035 (c)                          52,374,228             53,796,347
6.5% with various maturities from 3/15/2014 until 8/20/2034 (c)                          23,366,371             24,394,233
7.0% with various maturities from 6/20/2017 until 10/15/2032                              5,794,309              6,123,502
7.5% with various maturities from 4/15/2026 until 7/15/2032                               4,718,591              5,061,184
8.0% with various maturities from 12/15/2026 until 11/15/2031                             1,424,587              1,536,062
8.5% with various maturities from 5/15/2016 until 12/15/2030                                189,799                206,892
9.5% with various maturities from 6/15/2013 until 12/15/2022                                 72,787                 80,604
10.0% with various maturities from 2/15/2016 until 3/15/2016                                 30,151                 33,711

Total Agencies Backed by the Full Faith and Credit of                                                          -----------
the US Government (Cost $204,423,303)                                                                          203,309,759


Agencies Not Backed by the Full Faith and Credit of
US Government 29.5%
Federal Farm Credit Bank, 4.125%, 4/15/2009                                               6,000,000              5,940,378
Federal Home Loan Bank, 4.375%, 3/17/2010                                                20,000,000             19,911,960
Federal Home Loan Mortgage Corp.:
4.5%, 5/1/2019                                                                               79,528                 77,933
4.645%, 2/1/2035                                                                          1,000,000                995,554
5.0% with various maturities from 6/30/2033 until 12/1/2033                              11,584,305             11,320,809
5.5%, 2/1/2017                                                                               86,327                 88,191
6.0% with various maturities from 3/1/2017 until 4/1/2034                                 5,624,745              5,764,346
6.5%, 9/1/2032                                                                              286,681                297,947
7.0% with various maturities from 5/1/2029 until 9/1/2032                                 4,775,462              5,031,409
7.5% with various maturities from 1/1/2027 until 11/1/2033                                1,060,092              1,134,712
8.0%, 11/1/2030                                                                               8,268                  8,898
8.5%, 7/1/2030                                                                                6,717                  7,312
Federal National Mortgage Association:
4.544%, 1/1/2035                                                                          1,648,434              1,635,063
4.55%, 2/1/2035                                                                           2,565,967              2,546,234
4.63%, 1/1/2035                                                                           2,230,581              2,228,607
4.666%, 2/1/2035                                                                          1,596,100              1,595,843
4.878%, 12/1/2034                                                                         1,070,317              1,067,913
5.0% with various maturities from 10/1/2019 until 10/1/2033                               5,980,590              5,962,493
5.5% with various maturities from 4/1/2033 until 6/1/2034                                 6,228,489              6,240,727
6.0% with various maturities from 7/1/2016 until 9/1/2033                                 3,520,177              3,616,868
6.5% with various maturities from 9/1/2016 until 7/1/2034                                 6,896,914              7,166,666
7.0% with various maturities from 9/1/2013 until 7/1/2034                                 1,563,120              1,647,323
7.5% with various maturities from 6/1/2015 until 3/1/2032                                 3,341,464              3,574,272
8.0%, 12/1/2024                                                                              24,890                 26,920
Tennessee Valley Authority, 5.625%, 1/18/2011                                             6,000,000              6,300,780

Total Agencies Not Backed by the Full Faith and Credit of                                                      -----------
US Government (Cost $94,815,890)                                                                                94,189,158


Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corp.:
"PO" Series 228, Principal Only, Zero Coupon, 2/1/2035                                    2,926,565              2,302,383
"IO", Series 228, Interest Only, 6.0%, 2/1/2035                                           2,926,565                689,572
Federal National Mortgage Association, "IN", Series 2003-84,
Interest Only, 4.5%, 4/25/2013                                                            4,293,125                298,903
                                                                                                               -----------
Total Collateralized Mortgage Obligations (Cost $3,303,955)                                                      3,290,858


US Government Backed 4.0%
US Treasury Bill, 2.356%*, 4/21/2005 (b)                                                    165,000                164,762
US Treasury Note:
3.375%, 2/15/2008                                                                        10,000,000              9,850,000
4.0%, 2/15/2015                                                                           3,000,000              2,882,343
                                                                                                               -----------
Total US Government Backed (Cost $12,827,086)                                                                   12,897,105


                                                                                            Shares               Value ($)
                                                                                            ------               ---------

Cash Equivalents 16.0%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $51,189,355)                                                                       51,189,355             51,189,355
                                                                                                               -----------

                                                                                             % of
                                                                                         Net Assets               Value ($)
                                                                                         ----------               ---------

Total Investment Portfolio  (Cost $366,559,589)                                               114.2            364,876,235
Other Assets and Liabilities, Net                                                             -14.2            -45,402,838
                                                                                                               -----------
Net Assets                                                                                    100.0            319,473,397
                                                                                                               ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) At March 31, 2005, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

(c) Mortgage dollar rolls included.

Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk on the pool of underlying mortgages.


Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.


At March 31, 2005, open futures contracts sold short were as follows:

                                                                                                          Unrealized
                                  Expiration                      Aggregate                             Appreciation/
Futures                              Date        Contracts      Face Value ($)        Value ($)        (Depreciation)($)
---------------------------------------------------------------------------------------------------------------------------
2 year US Treasury Note            6/30/2005        65             (13,516,821)      (13,447,891)                68,930
---------------------------------------------------------------------------------------------------------------------------
10 year US Treasury Note           6/13/2005        40              (4,284,838)       (4,311,250)              (26,412)
---------------------------------------------------------------------------------------------------------------------------
Total net depreciation                                                                                              42,518
---------------------------------------------------------------------------------------------------------------------------


Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets.
Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage
Association, Federal Home Loan Mortgage Corp. and Government National Mortgage
Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.


Scudder Variable Series II Growth & Income Strategy Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------

                                                                                             Shares           Value ($)
                                                                                      ---------------------------------
Equity Funds 61.9%
Scudder SVS I Global Discovery Portfolio "A"                                                 28,540            369,884
Scudder SVS I Growth & Income Portfolio "A"                                                 816,136          7,410,519
Scudder SVS I International Portfolio "A"                                                   149,772          1,412,349
Scudder SVS II Aggressive Growth Portfolio "A"                                              104,597          1,041,785
Scudder SVS II Blue Chip Portfolio "A"                                                      432,029          5,828,075
Scudder SVS II Davis Venture Value Portfolio "A"                                             25,725            292,231
Scudder SVS II Dreman High Return Equity Portfolio "A"                                      221,997          2,774,969
Scudder SVS II Dreman Small Cap Value Portfolio "A"                                          74,799          1,348,622
Scudder SVS II Eagle Focused Large Cap Growth Portfolio "A"                                 164,237          1,340,171
Scudder SVS II Growth Portfolio "A"                                                         109,825          2,075,694
Scudder SVS II International Select Equity Portfolio "A"                                    163,789          1,873,751
Scudder SVS II Janus Growth Opportunities Portfolio "A"                                     547,725          4,118,895
Scudder SVS II Large Cap Value Portfolio "A"                                                257,626          3,928,797
Scudder SVS II MFS Strategic Value Portfolio "A"                                             80,777            886,934
Scudder SVS II Small Cap Growth Portfolio "A"                                               135,292          1,669,503
Scudder SVS II Templeton Foreign Value Portfolio "A"                                         49,336            522,467
Scudder VIT Real Estate Portfolio "A"                                                        90,994          1,385,843
                                                                                                            ----------
Total Equity Funds (Cost $37,905,329)                                                                       38,280,489

Fixed Income Funds 34.2%
Scudder SVS II Fixed Income Portfolio "A"                                                 1,455,281         16,764,842
Scudder SVS II Government and Agency Securities Portfolio "A"                               279,131          3,332,820
Scudder SVS II High Income Portfolio "A"                                                    140,148          1,100,163
                                                                                                            ----------
Total Fixed Income Funds (Cost $22,221,820)                                                                 21,197,825


Cash Equivalents 1.7%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $1,048,577)                                                                         1,048,577          1,048,577
                                                                                                            ----------

                                                                                               % of
                                                                                              Net Assets      Value ($)
                                                                                              ----------      ---------

Total Investment Portfolio  (Cost $61,175,726)                                                 97.8         60,526,891
Other Assets and Liabilities, Net                                                               2.2          1,339,388
                                                                                                            ----------
Net Assets                                                                                    100.0         61,866,279
                                                                                                            ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.



Scudder Variable Series II Growth Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                                          Shares               Value ($)
                                                                                    ------------------------------------


Common Stocks 96.9%
Consumer Discretionary 13.5%
Automobiles 1.6%
Harley-Davidson, Inc.                                                                     78,100              4,511,056
                                                                                                           ------------
Hotels Restaurants & Leisure 1.2%
International Game Technology                                                             90,900              2,423,394
YUM! Brands, Inc.                                                                         16,800                870,408
                                                                                                           ------------
                                                                                                              3,293,802

Household Durables 0.5%
Fortune Brands, Inc.                                                                      17,900              1,443,277
                                                                                                           ------------
Internet & Catalog Retail 0.9%
eBay, Inc.*                                                                               70,100              2,611,926
                                                                                                           ------------
Media 3.7%
Comcast Corp. "A"*                                                                        69,700              2,327,980
McGraw-Hill Companies, Inc.                                                               17,700              1,544,325
Omnicom Group, Inc.                                                                       54,140              4,792,473
Viacom, Inc. "B"                                                                          55,730              1,941,076
                                                                                                           ------------
                                                                                                             10,605,854

Multiline Retail 2.7%
Kohl's Corp.*                                                                             31,700              1,636,671
Target Corp.                                                                             118,200              5,912,364
                                                                                                           ------------
                                                                                                              7,549,035

Specialty Retail 2.9%
Bed Bath & Beyond, Inc.*                                                                  53,200              1,943,928
Home Depot, Inc.                                                                          39,600              1,514,304
Lowe's Companies, Inc.                                                                    30,300              1,729,827
Staples, Inc.                                                                            101,700              3,196,431
                                                                                                           ------------
                                                                                                              8,384,490

Consumer Staples 11.5%
Beverages 2.2%
PepsiCo, Inc.                                                                            120,050              6,366,251
                                                                                                           ------------
Food & Staples Retailing 4.2%
Wal-Mart Stores, Inc.                                                                    148,290              7,430,812
Walgreen Co.                                                                             100,600              4,468,652
                                                                                                           ------------
                                                                                                             11,899,464

Food Products 1.6%
Dean Foods Co.*                                                                           37,900              1,299,970
Hershey Foods Corp.                                                                       32,900              1,989,134
Kellogg Co.                                                                               31,900              1,380,313
                                                                                                           ------------
                                                                                                              4,669,417

Household Products 3.5%
Colgate-Palmolive Co.                                                                     40,340              2,104,538
Kimberly-Clark Corp.                                                                      21,600              1,419,768
Procter & Gamble Co.                                                                     118,500              6,280,500
                                                                                                           ------------
                                                                                                              9,804,806

Energy 10.8%
Energy Equipment & Services 4.5%
Baker Hughes, Inc.                                                                        79,100              3,519,159
Nabors Industries Ltd.*                                                                   60,600              3,583,884
Schlumberger Ltd.                                                                         40,400              2,847,392
Transocean, Inc.*                                                                         55,300              2,845,738
                                                                                                           ------------
                                                                                                             12,796,173

Oil & Gas 6.3%
ConocoPhillips                                                                            36,400              3,925,376
Devon Energy Corp.                                                                        93,000              4,440,750
EOG Resources, Inc.                                                                      136,200              6,638,388
Valero Energy Corp.                                                                       20,800              1,524,016
XTO Energy, Inc.                                                                          36,833              1,209,607
                                                                                                           ------------
                                                                                                             17,738,137

Financials 6.2%
Capital Markets 2.9%
Lehman Brothers Holdings, Inc.                                                            29,200              2,749,472
Morgan Stanley                                                                            47,700              2,730,825
The Goldman Sachs Group, Inc.                                                             26,400              2,903,736
                                                                                                           ------------
                                                                                                              8,384,033

Consumer Finance 1.0%
American Express Co.                                                                      53,200              2,732,884
                                                                                                           ------------
Diversified Financial Services 1.4%
Citigroup, Inc.                                                                           86,000              3,864,840
                                                                                                           ------------
Insurance 0.9%
AFLAC, Inc.                                                                               68,300              2,544,858
                                                                                                           ------------
Health Care 20.9%
Biotechnology 4.4%
Amgen, Inc.*                                                                              70,400              4,097,984
Genentech, Inc.*                                                                          81,100              4,591,071
Gilead Sciences, Inc.*                                                                   104,700              3,748,260
                                                                                                           ------------
                                                                                                             12,437,315

Health Care Equipment & Supplies 6.0%
Baxter International, Inc.                                                                65,800              2,235,884
Boston Scientific Corp.*                                                                  77,600              2,272,904
C.R. Bard, Inc.                                                                           37,500              2,553,000
Medtronic, Inc.                                                                          102,000              5,196,900
Zimmer Holdings, Inc.*                                                                    61,500              4,785,315
                                                                                                           ------------
                                                                                                             17,044,003

Health Care Providers & Services 2.1%
UnitedHealth Group, Inc.                                                                  62,800              5,989,864
                                                                                                           ------------
Pharmaceuticals 8.4%
Abbott Laboratories                                                                       50,300              2,344,986
Eli Lilly & Co.                                                                           30,200              1,573,420
Johnson & Johnson                                                                        169,286             11,369,248
Pfizer, Inc.                                                                             172,602              4,534,254
Teva Pharmaceutical Industries Ltd. (ADR)                                                131,900              4,088,900
                                                                                                           ------------
                                                                                                             23,910,808

Industrials 9.3%
Aerospace & Defense 2.1%
United Technologies Corp.                                                                 58,100              5,906,446
                                                                                                           ------------
Air Freight & Logistics 1.6%
FedEx Corp.                                                                               48,400              4,547,180
                                                                                                           ------------
Industrial Conglomerates 5.1%
3M Co.                                                                                    34,900              2,990,581
General Electric Co.                                                                     315,740             11,385,584
                                                                                                           ------------
                                                                                                             14,376,165

Machinery 0.5%
Caterpillar, Inc.                                                                         16,800              1,536,192
                                                                                                           ------------
Information Technology 23.9%
Communications Equipment 3.7%
Cisco Systems, Inc.*                                                                     322,920              5,777,039
QUALCOMM, Inc.                                                                           124,500              4,562,925
                                                                                                           ------------
                                                                                                             10,339,964

Computers & Peripherals 4.4%
Apple Computer, Inc.*                                                                     35,100              1,462,617
Dell, Inc.*                                                                               56,900              2,186,098
EMC Corp.*                                                                               363,500              4,478,320
International Business Machines Corp.                                                     47,100              4,303,998
                                                                                                           ------------
                                                                                                             12,431,033

IT Consulting & Services 3.1%
Accenture Ltd. "A"*                                                                       99,100              2,393,265
Fiserv, Inc.*                                                                             81,100              3,227,780
Paychex, Inc.                                                                            100,200              3,288,564
                                                                                                           ------------
                                                                                                              8,909,609

Semiconductors & Semiconductor Equipment 5.3%
Broadcom Corp. "A"*                                                                       42,900              1,283,568
Intel Corp.                                                                              312,640              7,262,627
Linear Technology Corp.                                                                   86,030              3,295,809
Texas Instruments, Inc.                                                                  123,200              3,140,368
                                                                                                           ------------
                                                                                                             14,982,372

Software 7.4%
Adobe Systems, Inc.                                                                       35,000              2,350,950
Electronic Arts, Inc.* (b)                                                                58,300              3,018,774
Intuit, Inc.*                                                                             29,600              1,295,592
Microsoft Corp.                                                                          431,180             10,421,621
Oracle Corp.*                                                                            173,500              2,165,280
Symantec Corp.*                                                                           82,800              1,766,124
                                                                                                           ------------
                                                                                                             21,018,341

Materials 0.8%
Chemicals
Ecolab, Inc.                                                                              71,600              2,366,380
                                                                                                           ------------

Total Common Stocks (Cost $213,169,275)                                                                     274,995,975
                                                                                                           ------------
Exchange Traded Funds 0.4%
iShares Nasdaq Biotechnology Index Fund* (b)
(Cost $1,378,443)                                                                         17,300              1,099,415
                                                                                                           ------------
Securities Lending Collateral 1.1%
Daily Assets Fund Institutional, 2.83% (c) (d)
(Cost $2,994,150)                                                                      2,994,150              2,994,150
                                                                                                           ------------
Cash Equivalents 2.7%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $7,794,512)                                                                      7,794,512              7,794,512
                                                                                                           ------------

                                                                                            % of
                                                                                         Net Assets          Value ($)
                                                                                         ----------          ---------

Total Investment Portfolio  (Cost $225,336,380)                                            101.1            286,884,052
Other Assets and Liabilities, Net                                                           -1.1             -3,012,410
                                                                                                           ------------
Net Assets                                                                                 100.0            283,871,642
                                                                                                           ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a)     Scudder Cash Management QP Trust is managed by Deutsche Investment Management
Americas Inc.  The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $2,920,900, which is 1.0% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt


Scudder Variable Series II Growth Strategy Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                                 Shares           Value ($)
                                                                                          ---------------------------------
Equity Funds 75.5%
Scudder SVS I Global Discovery Portfolio "A"                                                     29,477            382,022
Scudder SVS I Growth & Income Portfolio "A"                                                   1,111,055         10,088,379
Scudder SVS I International Portfolio "A"                                                       271,472          2,559,983
Scudder SVS II Aggressive Growth Portfolio "A"                                                  144,373          1,437,954
Scudder SVS II Blue Chip Portfolio "A"                                                          584,062          7,878,996
Scudder SVS II Davis Venture Value Portfolio "A"                                                 46,402            527,122
Scudder SVS II Dreman High Return Equity Portfolio "A"                                          279,300          3,491,247
Scudder SVS II Dreman Small Cap Value Portfolio "A"                                             101,482          1,829,720
Scudder SVS II Eagle Focused Large Cap Growth Portfolio "A"                                     294,633          2,404,206
Scudder SVS II Growth Portfolio "A"                                                             141,006          2,665,021
Scudder SVS II International Select Equity Portfolio "A"                                        246,059          2,814,912
Scudder SVS II Janus Growth Opportunities Portfolio "A"                                         806,643          6,065,955
Scudder SVS II Large Cap Value Portfolio "A"                                                    351,800          5,364,946
Scudder SVS II MFS Strategic Value Portfolio "A"                                                112,366          1,233,773
Scudder SVS II Small Cap Growth Portfolio "A"                                                   180,170          2,223,301
Scudder SVS II Templeton Foreign Value Portfolio "A"                                            111,177          1,177,367
Scudder VIT Real Estate Portfolio "A"                                                           116,398          1,772,737
                                                                                                                ----------
Total Equity Funds (Cost $53,320,803)                                                                           53,917,641

Fixed Income Funds 19.5%
Scudder SVS II Fixed Income Portfolio "A"                                                       853,445          9,831,683
Scudder SVS II Government and Agency Securities Portfolio "A"                                   292,032          3,486,862
Scudder SVS II High Income Portfolio "A"                                                         78,949            619,752
                                                                                                                ----------
Total Fixed Income Funds (Cost $14,612,665)                                                                     13,938,297

Cash Equivalents 3.1%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $2,234,258)                                                                             2,234,258          2,234,259
                                                                                                                ----------

                                                                                                % of
                                                                                              Net Assets          Value ($)
                                                                                              ----------          ---------

Total Investment Portfolio  (Cost $70,167,726)                                                     98.1         70,090,197
Other Assets and Liabilities, Net                                                                   1.9          1,330,766
                                                                                                                ----------
Net Assets                                                                                        100.0         71,420,963
                                                                                                                ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.


Scudder Variable Series II High Income Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

                                                                                       Principal
                                                                                     Amount ($)(d)      Value ($)
                                                                                -----------------------------------
Corporate Bonds 75.6%
Consumer Discretionary 19.8%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012                                    575,000           567,813
Adesa, Inc., 7.625%, 6/15/2012                                                           420,000           420,000
AMC Entertainment, Inc., 8.0%, 3/1/2014 (b)                                            1,085,000         1,036,175
Ames True Temper, Inc., 144A, 6.64%**, 1/15/2012                                         605,000           568,700
AutoNation, Inc., 9.0%, 8/1/2008                                                         415,000           456,500
Aztar Corp., 7.875%, 6/15/2014 (b)                                                       695,000           738,438
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (b)                                 895,000           881,575
Cablevision Systems New York Group, 144A, 6.669%**, 4/1/2009                           1,090,000         1,155,400
Caesars Entertainment, Inc.:
8.875%, 9/15/2008 (b)                                                                    580,000           635,825
9.375%, 2/15/2007                                                                        390,000           414,862
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011                                   2,005,000         1,383,450
9.625%, 11/15/2009 (b)                                                                 2,015,000         1,576,737
10.25%, 9/15/2010 (b)                                                                  3,345,000         3,411,900
Cooper-Standard Automotive, Inc., 144A, 8.375%, 12/15/2014 (b)                         1,245,000         1,011,562
CSC Holdings, Inc., 7.875%, 12/15/2007                                                 1,539,000         1,600,560
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                      4,567,000         5,411,895
DIMON, Inc.:
7.75%, 6/1/2013                                                                          485,000           543,200
Series B, 9.625%, 10/15/2011                                                           3,160,000         3,566,850
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012 (b)                                                          415,000           382,837
Series B, 9.0%, 5/1/2009                                                    EUR          360,000           373,335
Dyersburg Corp., Series B, 9.75%, 9/1/2007*                                            1,260,000               126
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                              695,000           671,544
Eye Care Centers of America, Inc., 144A, 10.75%, 2/15/2015                               555,000           530,025
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (b)                                          790,000           750,500
General Motors Corp., 8.25%, 7/15/2023                                                   220,000           190,043
Icon Health & Fitness, Inc., 11.25%, 4/1/2012 (b)                                      1,010,000           707,000
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008*                           1,050,000                 0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (b)                        860,000           677,250
ITT Corp., 7.375%, 11/15/2015 (b)                                                        980,000         1,053,500
Jacobs Entertainment, Inc.:
11.875%, 2/1/2009                                                                      2,310,000         2,517,900
144A, 11.875%, 2/1/2009                                                                  930,000         1,013,700
Kellwood Co., 7.625%, 10/15/2017                                                         287,000           300,182
Levi Strauss & Co., 144A, 7.73%**, 4/1/2012                                              765,000           751,613
Mediacom LLC, 9.5%, 1/15/2013 (b)                                                      1,340,000         1,336,650
MGM MIRAGE:
8.375%, 2/1/2011 (b)                                                                   2,210,000         2,386,800
9.75% , 6/1/2007                                                                         600,000           645,000
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                        495,000           539,550
NCL Corp., 144A, 10.625%, 7/15/2014                                                    1,225,000         1,266,344
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008,
9.75% to 9/1/2012                                                                      1,465,000         1,040,150
Paxson Communications Corp.:
Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009 (b)                                 410,000           381,300
10.75%, 7/15/2008 (b)                                                                    475,000           471,438
Petro Stopping Centers, 9.0%, 2/15/2012                                                1,891,000         1,947,730
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)                                       805,000           833,175
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                             1,088,000         1,109,760
PRIMEDIA, Inc.:
8.164%**, 5/15/2010                                                                    1,700,000         1,802,000
8.875%, 5/15/2011                                                                      1,870,000         1,949,475
Renaissance Media Group LLC, 10.0%, 4/15/2008                                            955,000           964,550
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                             475,000           540,906
Restaurant Co., 11.25%, 5/15/2008                                                      1,438,989         1,410,209
Sbarro, Inc., 11.0%, 9/15/2009 (b)                                                       635,000           612,775
Schuler Homes, Inc., 10.5%, 7/15/2011 (b)                                              1,225,000         1,354,814
Simmons Bedding Co., 144A, Step-up Coupon, 0% to 12/15/2009,
10.0% to 12/15/2014                                                                    1,665,000         1,040,625
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012 (b)                                                                    2,260,000         2,305,200
8.75%, 12/15/2011 (b)                                                                  2,145,000         2,252,250
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                                      820,000           815,900
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                  1,990,000         1,661,650
Trump Holdings & Funding, 12.625%, 3/15/2010*                                            885,000           962,438
TRW Automotive, Inc.:
11.0%, 2/15/2013 (b)                                                                   1,600,000         1,792,000
11.75%, 2/15/2013                                                           EUR          380,000           570,178
United Auto Group, Inc., 9.625%, 3/15/2012                                             1,490,000         1,571,950
Visteon Corp.:
7.0%, 3/10/2014 (b)                                                                    2,190,000         1,861,500
8.25%, 8/1/2010 (b)                                                                      205,000           194,750
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                        865,000           929,875
Williams Scotsman, Inc., 9.875%, 6/1/2007 (b)                                          2,285,000         2,273,575
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                            2,175,000         2,066,250
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005,
14.0% to 12/31/2009 (b)                                                                1,371,934         1,399,373
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)                                         1,485,000         1,407,037
                                                                                                       -----------
                                                                                                        78,998,174

Consumer Staples 2.7%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                 588,000           610,050
Del Laboratories, Inc., 144A, 8.0%, 2/1/2012                                             765,000           734,400
Duane Reade, Inc.:
144A, 7.51%**, 12/15/2010                                                                105,000           106,050
9.75%, 8/1/2011 (b)                                                                      820,000           721,600
GNC Corp.:
8.5%, 12/1/2010 (b)                                                                      515,000           437,750
144A, 8.625%, 1/15/2011                                                                   80,000            75,200
National Beef Packing Co., 10.5%, 8/1/2011                                               285,000           290,700
North Atlantic Holding, Inc., Step-up Coupon, 0% to 3/1/2008,
12.25% to 3/1/2014 (b)                                                                   400,000            76,000
North Atlantic Trading Co., 9.25%, 3/1/2012 (b)                                        1,890,000         1,417,500
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013 (b)                                       924,000           790,020
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                        1,160,000         1,160,000
Rite Aid Corp., 11.25%, 7/1/2008                                                       1,695,000         1,805,175
Standard Commercial Corp., 8.0%, 4/15/2012                                               615,000           707,250
Swift & Co., 12.5%, 1/1/2010 (b)                                                       1,145,000         1,290,987
Wornick Co., 10.875%, 7/15/2011                                                          605,000           632,225
                                                                                                       -----------
                                                                                                        10,854,907

Energy 4.6%
Belden &  Blake Corp., 8.75%, 7/15/2012 (b)                                            1,225,000         1,215,813
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                        625,000           631,250
9.0%, 8/15/2012                                                                          700,000           772,625
CITGO Petroleum Corp., 6.0%, 10/15/2011                                                1,500,000         1,481,250
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)                                                                     255,000           226,313
7.125%, 5/15/2018                                                                      1,180,000           926,300
7.625%, 10/15/2026 (b)                                                                   425,000           327,781
144A, 9.875%, 7/15/2010                                                                1,430,000         1,531,887
Edison Mission Energy, 7.73%, 6/15/2009                                                1,435,000         1,495,988
El Paso Production Holding Corp., 7.75%, 6/1/2013                                      1,330,000         1,346,625
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                  1,625,000         1,608,750
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027 (b)                                470,000           371,300
Southern Natural Gas, 8.875%, 3/15/2010 (b)                                            1,250,000         1,355,375
Stone Energy Corp.:
6.75%, 12/15/2014                                                                        635,000           615,950
8.25%, 12/15/2011                                                                      1,700,000         1,772,250
Williams Companies, Inc.:
8.125%, 3/15/2012 (b)                                                                  1,615,000         1,768,425
8.75%, 3/15/2032                                                                         735,000           872,812
                                                                                                       -----------
                                                                                                        18,320,694

Financials 6.6%
AAC Group Holding Corp., 144A, Step-up Coupon, 0% to 10/1/2008,
10.25% to 10/1/2012                                                                      280,000           201,600
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                            1,820,000         1,683,500
Alamosa Delaware, Inc., Step-up Coupon, 0% to 7/31/2005, 12.0% to
7/31/2009                                                                                633,000           688,388
AmeriCredit Corp., 9.25%, 5/1/2009 (b)                                                 2,835,000         3,036,993
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                    605,000           375,320
BF Saul Real Estate Investment Trust, 7.5%, 3/1/2014 (b)                                 925,000           959,687
Dow Jones CDX:
144A, Series 3-1, 7.75%, 12/29/2009 (b)                                                1,550,000         1,513,187
144A, Series 3-3, 8.0%, 12/29/2009 (b)                                                 1,550,000         1,505,438
E*TRADE Financial Corp., 8.0%, 6/15/2011 (b)                                           1,415,000         1,457,450
FINOVA Group, Inc., 7.5%, 11/15/2009                                                   7,503,300         3,245,177
FRD Acquisition Co., Series B, 12.5%, 7/15/2004*                                         210,000                 0
General Motors Acceptance Corp.:
5.625%, 5/15/2009 (b)                                                                    120,000           109,473
6.75%, 12/1/2014 (b)                                                                     700,000           604,663
H&E Equipment/Finance, 11.125%, 6/15/2012                                                975,000         1,096,875
Poster Financial Group, Inc., 8.75%, 12/1/2011                                         1,220,000         1,268,800
PXRE Capital Trust I, 8.85%, 2/1/2027                                                  1,185,000         1,232,400
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                            455,000           361,725
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                         705,000           812,512
Radnor Holdings Corp., 11.0%, 3/15/2010 (b)                                            1,365,000         1,010,100
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                              665,000           605,150
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                    1,390,000         1,195,400
UGS Corp., 144A, 10.0%, 6/1/2012                                                       1,165,000         1,287,325
Universal City Development, 11.75%, 4/1/2010                                           1,800,000         2,052,000
                                                                                                       -----------
                                                                                                        26,303,163

Health Care 3.0%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                   1,005,000         1,030,125
Curative Health Services, Inc., 10.75%, 5/1/2011 (b)                                     775,000           637,438
Encore Medical Corp., 144A, 9.75%, 10/1/2012                                             810,000           789,750
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (b)                                  1,025,000         1,017,312
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (b)                                               1,445,000         1,481,125
IDI Acquisition Corp., 144A, 10.75%, 12/15/2011                                          835,000           835,000
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (b)                           877,000           859,460
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                            960,000           873,600
Tenet Healthcare Corp.:
6.375%, 12/1/2011 (b)                                                                  1,995,000         1,840,388
144A, 9.25%, 2/1/2015                                                                  2,405,000         2,398,987
                                                                                                       -----------
                                                                                                        11,763,185

Industrials 11.0%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                     1,250,000         1,350,000
Allied Security Escrow Corp., 11.375%, 7/15/2011                                       1,140,000         1,168,500
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                             2,375,000         2,161,250
Series B, 9.25%, 9/1/2012 (b)                                                            900,000           963,000
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                323,000           386,793
Avondale Mills, Inc., 144A, 9.56%**, 7/1/2012                                          1,335,000         1,335,000
Bear Creek Corp., 144A, 7.873%**, 3/1/2012                                               740,000           743,700
Beazer Homes USA, Inc., 8.625%, 5/15/2011                                                 95,000           100,700
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                        1,590,000         1,303,800
9.25%, 5/1/2021                                                                          430,000           436,450
Cenveo Corp., 7.875%, 12/1/2013 (b)                                                    1,267,000         1,130,798
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                               2,140,000         2,279,100
Columbus McKinnon Corp., 10.0%, 8/1/2010                                                 880,000           957,000
Congoleum Corp., 8.625%, 8/1/2008*                                                       665,000           674,975
Cornell Companies, Inc., 10.75%, 7/1/2012                                              1,230,000         1,273,050
Dana Corp., 7.0%, 3/1/2029 (b)                                                         1,248,000         1,095,969
Eagle-Picher Industries, Inc., 9.75%, 9/1/2013*                                          225,000           144,000
Erico International Corp., 8.875%, 3/1/2012                                              740,000           777,786
Evergreen International Aviation, Inc., 12.0%, 5/15/2010                                 410,000           307,500
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012 (b)                         2,025,000         1,852,875
GS Technologies Operating Co., Inc., 12.0%, 9/1/2004*                                    315,268               788
HydroChem Industrial Services, Inc., 144A, 9.25%, 2/15/2013                              555,000           543,900
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                           1,975,000         2,137,937
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                             450,000           495,000
Kansas City Southern:
7.5%, 6/15/2009                                                                          820,000           836,400
9.5%, 10/1/2008                                                                        2,480,000         2,703,200
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                            2,250,000         2,064,375
Laidlaw International, Inc., 10.75%, 6/15/2011                                         1,320,000         1,494,900
Metaldyne Corp.:
144A, 10.0%, 11/1/2013 (b)                                                             1,190,000         1,082,900
11.0%, 6/15/2012 (b)                                                                     260,000           210,600
Millennium America, Inc.:
7.625%, 11/15/2026                                                                       250,000           242,500
9.25%, 6/15/2008                                                                       1,705,000         1,828,612
NTK Holdings, Inc., 144A, Step-up Coupon, 0% to 09/01/2009,
10.75% to 03/01/2014 (b)                                                               1,360,000           724,200
Remington Arms Co., Inc., 10.5%, 2/1/2011 (b)                                            600,000           591,000
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                        850,000           854,250
Ship Finance International Ltd., 8.5%, 12/15/2013                                      1,490,000         1,475,100
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                          405,000           388,800
10.375%, 7/1/2012                                                                      1,715,000         1,877,925
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                    795,000           898,350
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)                                2,385,000         2,182,275
Westlake Chemical Corp., 8.75%, 7/15/2011                                                760,000           831,250
                                                                                                       -----------
                                                                                                        43,906,508

Information Technology 1.5%
Activant Solutions, Inc.:
144A, 9.09%**, 4/1/2010                                                                  435,000           443,700
10.5%, 6/15/2011                                                                       1,090,000         1,160,850
Eschelon Operating Co.:
8.375%, 3/15/2010                                                                        255,000           218,025
144A, 8.375%, 3/15/2010                                                                  355,000           303,525
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (b)                                                                   2,270,000         1,957,875
7.25%, 7/15/2006 (b)                                                                     205,000           209,612
Sanmina-SCI Corp., 144A, 6.75%, 3/1/2013 (b)                                           1,875,000         1,757,813
                                                                                                       -----------
                                                                                                         6,051,400

Materials 10.9%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                  1,020,000           872,100
ARCO Chemical Co., 9.8%, 2/1/2020                                                      5,075,000         5,734,750
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009,
11.25% to 3/1/2014                                                                     3,125,000         2,171,875
Caraustar Industries, Inc., 9.875%, 4/1/2011 (b)                                       1,090,000         1,144,500
Constar International, Inc., 144A, 6.149%**, 2/15/2012                                   770,000           770,000
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                      1,030,000         1,009,400
13.0%, 6/15/2009 (b)                                                                   2,510,000         2,259,000
Edgen Acquisition Corp., 144A, 9.875%, 2/1/2011                                          635,000           636,587
GEO Specialty Chemicals, Inc., 8.5%, 12/31/2009*                                         368,000           382,720
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                        1,725,000         1,923,375
9.375%, 2/1/2013                                                                       1,150,000         1,285,125
Hercules, Inc., 6.75%, 10/15/2029                                                      1,010,000           989,800
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                1,280,000         1,468,800
Huntsman International LLC, 10.125%, 7/1/2009                               EUR          740,000         1,000,031
Huntsman LLC, 11.625%, 10/15/2010                                                      1,767,000         2,067,390
IMC Global, Inc.:
7.375%, 8/1/2018                                                                         425,000           437,750
10.875%, 8/1/2013 (b)                                                                    760,000           908,200
Intermet Corp., 9.75%, 6/15/2009* (b)                                                    535,000           299,600
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                        1,260,000         1,253,700
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                 2,082,000         2,311,020
144A, 13.0%, 9/30/2013                                                                 1,102,460         1,130,021
Omnova Solutions, Inc., 11.25%, 6/1/2010                                               2,050,000         2,142,250
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010* (b)                                  2,115,648         1,227,076
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 06/15/2009                                  220,000           198,000
11.125%, 9/1/2009                                                                      1,145,000         1,145,000
Portola Packaging, Inc., 8.25%, 2/1/2012 (b)                                           1,260,000           945,000
Rockwood Specialties Group, Inc., 144A, 7.625%, 11/15/2014                  EUR        1,040,000         1,365,005
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                          627,000           641,107
Texas Industries, Inc., 10.25%, 6/15/2011                                                455,000           515,288
TriMas Corp., 9.875%, 6/15/2012                                                        2,971,000         3,030,420
UAP Holding Corp., Step-up Coupon, 0.0% to 1/15/2008, 10.75%
to 7/15/2012                                                                           1,120,000           890,400
United States Steel LLC:
9.75%, 5/15/2010                                                                       1,244,000         1,377,730
10.75%, 8/1/2008                                                                         100,000           115,000
                                                                                                       -----------
                                                                                                        43,648,020

Telecommunication Services 9.0%
AirGate PCS, Inc., 144A, 6.41%**, 10/15/2011                                             505,000           515,100
American Cellular Corp., Series B, 10.0%, 8/1/2011                                     2,185,000         2,010,200
AT&T Corp.:
9.05%, 11/15/2011                                                                      3,095,000         3,516,694
9.75%, 11/15/2031                                                                      1,720,000         2,098,400
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)                                                                     460,000           457,700
8.375%, 1/15/2014 (b)                                                                  3,850,000         3,792,250
Crown Castle International Corp., 9.375%, 8/1/2011                                       725,000           788,438
Dobson Communications Corp., 8.875%, 10/1/2013                                           845,000           663,325
Insight Midwest LP, 9.75%, 10/1/2009 (b)                                                 615,000           642,675
LCI International, Inc., 7.25%, 6/15/2007                                              1,640,000         1,545,700
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011 (b)                                    650,000           570,375
MCI, Inc., 8.735%, 5/1/2014 (b)                                                        4,235,000         4,658,500
Nextel Communications, Inc.:
5.95%, 3/15/2014 (b)                                                                   1,410,000         1,402,950
7.375%, 8/1/2015                                                                       3,325,000         3,512,031
Nextel Partners, Inc., 8.125%, 7/1/2011 (b)                                              885,000           940,312
Northern Telecom Capital, 7.875%, 6/15/2026 (b)                                          660,000           663,300
NTELOS, Inc., 1.0%, 2/24/2012                                                            250,000           255,313
Qwest Corp., 7.25%, 9/15/2025                                                          1,835,000         1,715,725
Qwest Services Corp.:
144A, 13.5%, 12/15/2010                                                                1,955,000         2,262,912
144A, 14.0%, 12/15/2014                                                                1,170,000         1,412,775
Rural Cellular Corp., 9.875%, 2/1/2010                                                   280,000           281,400
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75%
to 12/15/2011                                                                            405,000           349,313
Triton PCS, Inc., 8.5%, 6/1/2013 (b)                                                     405,000           372,600
Ubiquitel Operating Co., 9.875%, 3/1/2011 (b)                                            410,000           452,025
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (b)                                         750,000           830,625
Western Wireless Corp., 9.25%, 7/15/2013                                                 200,000           228,000
                                                                                                       -----------
                                                                                                        35,938,638

Utilities 6.5%
AES Corp., 144A, 8.75%, 5/15/2013                                                      2,255,000         2,457,950
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012 (b)                                                             2,280,000         2,416,800
144A, 10.25%, 11/15/2007                                                                 195,000           215,475
Aquila, Inc., 14.875%, 7/1/2012 (b)                                                      250,000           342,500
Calpine Corp.:
8.25%, 8/15/2005 (b)                                                                   1,445,000         1,445,000
144A, 8.5%, 7/15/2010 (b)                                                              1,815,000         1,424,775
CMS Energy Corp.:
7.5%, 1/15/2009 (b)                                                                      820,000           844,600
8.5%, 4/15/2011 (b)                                                                    1,595,000         1,722,600
9.875%, 10/15/2007                                                                     1,670,000         1,811,950
DPL, Inc., 6.875%, 9/1/2011                                                            1,305,000         1,386,522
Mission Energy Holding Co., 13.5%, 7/15/2008                                           1,860,000         2,232,000
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                              720,000           716,271
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                               3,175,000         3,357,563
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                        1,465,000         1,574,875
10.0%, 10/1/2009                                                                       2,250,000         2,525,625
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                      1,485,000         1,566,675
                                                                                                       -----------
                                                                                                        26,041,181


Total Corporate Bonds (Cost $309,622,501)                                                              301,570,557
                                                                                                       -----------

Asset Backed 0.6%
Golden Tree High Yield Opportunities LP, "D1", Series 1,
13.054%, 10/31/2007
(Cost $2,500,000)                                                                      2,500,000         2,588,000
                                                                                                       -----------

Foreign Bonds - US$ Denominated 18.3%
Consumer Discretionary 2.8%
Advertising Directory Solutions, Inc., 144A, 9.25%, 11/15/2012                           810,000           850,500
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                 1,990,000         2,288,500
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                        1,580,000         1,745,900
Shaw Communications, Inc.:
7.25%, 4/6/2011                                                                          285,000           304,237
8.25%, 4/11/2010                                                                       2,530,000         2,783,000
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008,
11.5% to 6/15/2014                                                                     2,120,000         1,603,250
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                   645,000           657,900
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (b)                                  1,190,000         1,130,500
                                                                                                       -----------
                                                                                                        11,363,787

Consumer Staples 0.4%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                   1,175,000         1,304,250
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                    375,000           361,875
                                                                                                       -----------
                                                                                                         1,666,125

Energy 2.4%
Luscar Coal Ltd., 9.75%, 10/15/2011                                                    1,380,000         1,518,000
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                    1,675,000         1,913,687
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                           4,615,066         5,180,412
Secunda International Ltd., 144A, 10.66%, 9/1/2012                                       893,000           895,233
                                                                                                       -----------
                                                                                                         9,507,332

Financials 0.8%
Conproca SA de CV, 12.0%, 6/16/2010                                                      810,000           988,200
Eircom Funding, 8.25%, 8/15/2013                                                       1,015,000         1,103,813
Mizuho Financial Group, 8.375%, 12/29/2049                                               360,000           388,884
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 (b)                                             996,000           826,680
                                                                                                       -----------
                                                                                                         3,307,577

Health Care 0.2%
Biovail Corp., 7.875%, 4/1/2010 (b)                                                      910,000           905,450
                                                                                                       -----------
Industrials 2.4%
CP Ships Ltd., 10.375%, 7/15/2012                                                      1,295,000         1,479,537
Grupo Transportacion Ferroviaria Mexicana SA de CV:
10.25%, 6/15/2007                                                                      2,815,000         2,983,900
11.75%, 6/15/2009                                                                      1,375,000         1,375,000
12.5%, 6/15/2012                                                                       1,466,000         1,671,240
LeGrand SA, 8.5%, 2/15/2025                                                              920,000         1,108,600
Stena AB:
7.0%, 12/1/2016                                                                          455,000           420,875
9.625%, 12/1/2012                                                                        395,000           437,463
Supercanal Holding SA, 11.5%, 5/15/2005 *                                                100,000            13,000
                                                                                                       -----------
                                                                                                         9,489,615

Information Technology 0.2%
Flextronics International Ltd., 6.25%, 11/15/2014                                        895,000           850,250
                                                                                                       -----------
Materials 3.7%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014 (b)                                        1,030,000         1,064,763
Avecia Group PLC, 11.0%, 7/1/2009                                                        250,000           261,250
Cascades, Inc.:
7.25%, 2/15/2013                                                                       1,315,000         1,347,875
144A, 7.25%, 2/15/2013                                                                    95,000            97,375
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                        685,000           698,700
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                895,000         1,038,200
ISPAT Inland ULC, 9.75%, 4/1/2014                                                      1,396,000         1,633,320
Novelis, Inc., 144A, 7.25%, 2/15/2015                                                  1,195,000         1,171,100
Rhodia SA, 8.875%, 6/1/2011 (b)                                                        2,735,000         2,659,788
Tembec Industries, Inc.:
8.5%, 2/1/2011                                                                         4,995,000         4,732,762
8.625%, 6/30/2009                                                                        140,000           135,100
                                                                                                       -----------
                                                                                                        14,840,233

Sovereign Bonds 1.5%
Aries Vermogensverwaltung GmbH, 144A, Series C, 9.6%, 10/25/2014                         750,000           901,875
Dominican Republic, 144A, 9.04%, 1/23/2013                                               795,000           725,437
Federative Republic of Brazil, 8.875%, 10/14/2019                                      1,435,000         1,400,560
Republic of Argentina:
11.375%, 3/15/2010*                                                                    1,980,000           594,000
11.375%, 1/30/2017*                                                                      110,000            28,600
Series BGL5, 11.375%, 1/30/2017 *                                                        775,000           232,500
11.75%, 4/7/2009*                                                                      1,340,000           402,000
11.75%, 6/15/2015*                                                                       475,000           142,500
Series 2031, 12.0%, 6/19/2031*                                                           376,300           112,890
12.375%, 2/21/2012*                                                                    1,205,000           361,500
Republic of Turkey, 7.25%, 3/15/2015 (b)                                                 180,000           175,950
Republic of Uruguay, 7.875%, 1/15/2033 (PIK)                                               1,013               874
Republic of Venezuela, 10.75%, 9/19/2013 (b)                                             740,000           823,250
                                                                                                       -----------
                                                                                                         5,901,936

Telecommunication Services 3.6%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                  235,000           203,863
Axtel SA:
11.0%, 12/15/2013 (b)                                                                    925,000           978,187
144A, 11.0%, 12/15/2013                                                                  195,000           206,213
Embratel, Series B, 11.0%, 12/15/2008                                                  1,040,000         1,149,200
Esprit Telecom Group PLC:
10.875%, 6/15/2008 *                                                                     800,000                80
11.5%, 12/15/2007 *                                                                    1,625,000               163
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                   1,255,000         1,157,737
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004*                                     240,000           172,800
INTELSAT, 6.5%, 11/1/2013                                                                480,000           385,200
Intelsat Bermuda Ltd., 144A, 7.805%**, 1/15/2012                                         435,000           441,525
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                             2,090,000         2,131,800
Mobifon Holdings BV, 12.5%, 7/31/2010                                                  2,105,000         2,570,731
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                   805,000           823,112
Nortel Networks Corp., 6.875%, 9/1/2023                                                  430,000           397,750
Nortel Networks Ltd., 6.125%, 2/15/2006                                                3,680,000         3,689,200
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                    35,000            33,950
                                                                                                       -----------
                                                                                                        14,341,511

Utilities 0.3%
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (b)                                      1,575,000         1,118,250
                                                                                                       -----------

Total Foreign Bonds - US$ Denominated (Cost $75,097,210)                                                73,292,066
                                                                                                       -----------
Foreign Bonds - Non US$ Denominated 1.2%
Consumer Discretionary 0.1%
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                     EUR             460,000           569,465
                                                                                                       -----------
Industrials 0.2%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                             EUR             740,000           983,244
                                                                                                       -----------
Sovereign Bonds 0.9%
Mexican Bonds, Series MI-10, 8.0%, 12/19/2013                            MXN          16,645,500         1,289,025
Republic of Argentina:
7.82%, 12/31/2033*                                                       EUR           1,080,000         1,106,004
8.0%, 2/26/2008*                                                         EUR             775,000           296,367
Series FEB, 8.0%, 2/26/2008*                                             EUR             560,000           214,149
10.25%, 2/6/2049*                                                        EUR             956,116           272,671
10.5%, 11/14/2049*                                                       EUR             465,276           126,659
11.25%, 4/10/2006*                                                       EUR             273,541            79,783
12.0%, 9/19/2016*                                                        EUR              35,790             9,975
                                                                                                       -----------
                                                                                                         3,394,632


Total Foreign Bonds - Non US$ Denominated (Cost $4,930,041)                                              4,947,341
                                                                                                       -----------

Convertible Bond 0.6%
DIMON, Inc., 6.25%, 3/31/2007                                                          1,600,000         1,572,000
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006                                                        665,000           661,675
144A, Series EURO, 7.5%, 9/25/2006                                                       110,000           109,450
                                                                                                       -----------
Total Convertible Bond (Cost $2,248,367)                                                                 2,343,125


                                                                                          Shares          Value ($)
Common Stocks 0.1%
Catalina Restaurant Group, Inc.*                                                           3,870             6,192
GEO Specialty Chemicals, Inc.*                                                            24,225           314,925
GEO Specialty Chemicals, Inc., 144A*                                                       2,206            33,090
IMPSAT Fiber Networks, Inc.*                                                              33,652           215,373
                                                                                                       -----------
Total Common Stocks (Cost $2,229,150)                                                                      569,580


Warrants 0.0%
Dayton Superior Corp., 144A*                                                                  90                 1
DeCrane Aircraft Holdings, Inc., 144A*                                                     1,350                14
Destia Communications, Inc., 144A*                                                         1,260                 0
TravelCenters of America, Inc.*                                                              280                36
UIH Australia Pacific, Inc.*                                                                 750                 0
                                                                                                       -----------
Total Warrants (Cost $1,414)                                                                                    51

Preferred Stocks 0.6%
Paxson Communications Corp., 14.25% (PIK)                                                    183         1,244,857
TNP Enterprises, Inc., 14.5%, "D" (PIK)                                                      997         1,104,898
                                                                                                       -----------
Total Preferred Stocks (Cost $2,846,973)                                                                 2,349,755

                                                                                       Principal
                                                                                      Amount ($)(d)      Value ($)
                                                                                      -------------      ---------

Loan Participation 1.0%
Citigroup Global (Severstal), 8.625%, 2/24/2009                                          562,000           573,071
Intermet Corp., LIBOR plus .425%, 2.07%**, 3/31/2009                                   3,000,000         2,992,500
                                                                                                       -----------
Total Loan Participation (Cost $3,393,476)                                                               3,565,571

Other Investments 0.4%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029                                           2,125,000         1,700,000
SpinCycle, Inc., "F" (Common Stock Unit)*                                                     69                76
SpinCycle, Inc., (Common Stock Unit)*                                                      9,913            10,904
                                                                                                       -----------
                                                                                                         1,710,980


Total Other Investments (Cost $1,721,123)                                                                1,710,980
                                                                                                       -----------

                                                                                       Shares            Value ($)
                                                                                       ------            ---------

Securities Lending Collateral 20.3%
Daily Assets Fund Institutional, 2.83% (a)(c)
(Cost $81,056,633)                                                                    81,056,633        81,056,633
                                                                                                       -----------

                                                                                            % of
                                                                                      Net Assets          Value ($)

Total Investment Portfolio  (Cost $485,646,888)                                            118.7       474,248,972
Other Assets and Liabilities, Net                                                          -18.7       -74,755,251
                                                                                                       -----------
Net Assets                                                                                 100.0       399,493,721
                                                                                                       ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default.

                                                 Maturity       Principal              Acquisition
Security                             Coupon        Date         Amount(d)                 Cost($)         Value($)
------------------------------------------------------------------------------------------------------------------------
Congoleum Corp.                          8.625      8/1/2008         665,000   USD           $520,465         $ 674,975
------------------------------------------------------------------------------------------------------------------------
Dyersburg Corp.                           9.75      9/1/2007       1,260,000   USD          1,291,288               126
------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc.             9.75      9/1/2013         225,000   USD            232,974           144,000
------------------------------------------------------------------------------------------------------------------------
Esprit Telecom Group PLC:               10.875     6/15/2008         800,000   USD            792,956                80
                                          11.5    12/15/2007       1,625,000   USD          1,628,444               163
------------------------------------------------------------------------------------------------------------------------
FRD Acquisition Co.                       12.5     7/15/2004         210,000   USD                  0                 0
------------------------------------------------------------------------------------------------------------------------
GEO Specialty Chemicals, Inc.              8.5    12/31/2009         368,000   USD            340,215           382,720
------------------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV                   10.0     7/15/2004         240,000   USD            144,738           172,800
------------------------------------------------------------------------------------------------------------------------
GS Technologies Operating Co., Inc.       12.0      9/1/2004         315,268   USD            314,686               788
------------------------------------------------------------------------------------------------------------------------
Imperial Home Decor Group, Inc.           11.0     3/15/2008       1,050,000   USD          1,029,755                 0
------------------------------------------------------------------------------------------------------------------------
Intermet Corp.                            9.75     6/15/2009         535,000   USD            222,668           299,600
------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                   12.0    10/15/2010       2,115,648   USD          1,430,147         1,227,076
------------------------------------------------------------------------------------------------------------------------
Republic of Argentina:                    7.82    12/31/2033       1,080,000   EUR          1,260,278         1,106,004
                                           8.0     2/26/2008         560,000   EUR            180,836           214,149
                                           8.0     2/26/2008         775,000   EUR            249,723           296,367
                                         10.25      2/6/2049         956,116   EUR            209,225           272,671
                                          10.5    11/14/2049         465,276   EUR             99,469           126,659
                                         11.25     4/10/2006         273,541   EUR             85,600            79,783
                                        11.375     1/30/2017         775,000   USD            232,985           232,500
                                        11.375     3/15/2010       1,980,000   USD            534,600           594,000
                                        11.375     1/30/2017         110,000   USD             36,245            28,600
                                         11.75      4/7/2009       1,340,000   USD            430,150           402,000
                                         11.75     6/15/2015         475,000   USD            148,308           142,500
                                          12.0     6/19/2031         376,300   USD             81,845           112,890
                                          12.0     9/19/2016          35,790   EUR              8,225             9,975
                                        12.375     2/21/2012       1,205,000   USD            334,939           361,500
------------------------------------------------------------------------------------------------------------------------
Supercanal Holding SA                     11.5     5/15/2005         100,000   USD             79,151            13,000
------------------------------------------------------------------------------------------------------------------------
Trump Holdings & Funding                12.625     3/15/2010         885,000   USD            903,300           962,438
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $ 7,857,364
------------------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

(a) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $79,377,729, which is 19.9% of total net assets.

(c) Represents collateral held in connection with securities lending.

(d) Principal amount stated in US dollars unless otherwise noted.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

As of March 31, 2005, the Fund had the following open forward foreign currency exchange contracts:
                                                                                                            Unrealized
                                                                                                           Appreciation
                   Contracts to Deliver           In Exchange For                    Date                     (US $)
----------------------------------------------------------------------------------------------------------------------------
EUR                        72,525 USD                           97,784             9/9/2005                           3,297
----------------------------------------------------------------------------------------------------------------------------
EUR                       155,813 USD                          207,473            5/27/2005                           5,206
----------------------------------------------------------------------------------------------------------------------------
EUR                       632,571 USD                          829,769            5/27/2005                           8,603
----------------------------------------------------------------------------------------------------------------------------
MXN                    13,996,785 USD                        1,249,378            5/27/2005                          10,557
----------------------------------------------------------------------------------------------------------------------------
EUR                       961,200 USD                        1,264,161            5/27/2005                          16,389
----------------------------------------------------------------------------------------------------------------------------
EUR                     5,589,292 USD                        7,412,547            5/27/2005                         156,866
----------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                       200,918
----------------------------------------------------------------------------------------------------------------------------

                                                                                                            Unrealized
                                                                                                           Depreciation
                   Contracts to Deliver           In Exchange For                    Date                     (US $)
----------------------------------------------------------------------------------------------------------------------------
MXN                     1,344,355 USD                          117,145            5/27/2005                          (1,841)
----------------------------------------------------------------------------------------------------------------------------
USD                       826,891 EUR                          632,571            5/27/2005                          (5,725)
----------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                        (7,566)
----------------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
----------------------------------------------------------------------------------------------------------------------------
EUR           Euro                            USD                      United States Dollar
----------------------------------------------------------------------------------------------------------------------------
MXN           Mexican Peso
----------------------------------------------------------------------------------------------------------------------------




Scudder Variable Series II Income & Growth Strategy Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                                              Shares           Value ($)
                                                                                      ----------------------------------
Equity Funds 43.2%
Scudder SVS I Global Discovery Portfolio "A"                                                   4,850             62,858
Scudder SVS I Growth & Income Portfolio "A"                                                  182,341          1,655,658
Scudder SVS I International Portfolio "A"                                                     44,265            417,423
Scudder SVS II Aggressive Growth Portfolio "A"                                                26,320            262,143
Scudder SVS II Blue Chip Portfolio "A"                                                        94,207          1,270,846
Scudder SVS II Dreman High Return Equity Portfolio "A"                                        58,206            727,581
Scudder SVS II Dreman Small Cap Value Portfolio "A"                                           20,751            374,133
Scudder SVS II Eagle Focused Large Cap Growth Portfolio "A"                                   32,341            263,899
Scudder SVS II Growth Portfolio "A"                                                           24,560            464,192
Scudder SVS II International Select Equity Portfolio "A"                                      49,484            566,094
Scudder SVS II Janus Growth Opportunities Portfolio "A"                                      134,271          1,009,720
Scudder SVS II Large Cap Value Portfolio "A"                                                  56,161            856,458
Scudder SVS II MFS Strategic Value Portfolio "A"                                              19,276            211,654
Scudder SVS II Small Cap Growth Portfolio "A"                                                 35,954            443,668
Scudder SVS II Templeton Foreign Value Portfolio "A"                                          10,851            114,908
Scudder VIT Real Estate Portfolio "A"                                                         27,487            418,627
                                                                                                             ----------
Total Equity Funds (Cost $8,996,049)                                                                          9,119,862


Fixed Income Funds 51.3%
Scudder SVS II Fixed Income Portfolio, "A"                                                   783,802          9,029,397
Scudder SVS II Government and Agency Securities Portfolio "A"                                102,493          1,223,768
Scudder SVS II High Income Portfolio "A"                                                      68,301            536,162
Scudder SVS II Strategic Income Portfolio "A"                                                  2,261             25,191
                                                                                                             ----------
Total Fixed Income Funds (Cost $11,331,007)                                                                  10,814,518


Cash Equivalents 2.4%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $512,232)                                                                              512,232            512,232
                                                                                                             ----------

                                                                                              % of
                                                                                            Net Assets         Value ($)
                                                                                            ----------         ---------

Total Investment Portfolio  (Cost $20,839,288)                                                  96.9         20,446,612
Other Assets and Liabilities, Net                                                                3.1            655,838
                                                                                                             ----------
Net Assets                                                                                     100.0         21,102,450
                                                                                                             ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.


Scudder Variable Series II International Select Equity Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares               Value ($)
                                                                                  ---------------------------------------


Common Stocks 97.8%
Australia 1.0%
Macquarie Bank Ltd.                                                                        61,000              2,262,707
(Cost $2,394,891)                                                                                           ------------

China 1.7%
PetroChina Co., Ltd. "H"                                                                6,584,370              4,094,416
(Cost $3,178,404)                                                                                           ------------

Denmark 0.1%
A P Moller - Maersk A/S                                                                        83                134,432
(Cost $782,877)                                                                                             ------------

Finland 2.4%
Fortum Oyj(c)                                                                             179,800              3,500,784
Nokia Oyj                                                                                 106,000              2,130,338
                                                                                                            ------------
(Cost $5,269,629)                                                                                              5,631,122

France 6.8%
Christian Dior SA                                                                          39,435              2,875,478
Total SA                                                                                   34,861              8,156,856
Vinci SA                                                                                   33,500              4,828,979
                                                                                                            ------------
(Cost $11,449,058)                                                                                            15,861,313

Germany 7.7%
Adidas-Salomon AG                                                                          15,900              2,523,221
E.ON AG                                                                                    62,562              5,367,953
Hypo Real Estate Holdings AG*                                                             119,200              4,967,787
Metro AG                                                                                   97,063              5,210,323
                                                                                                            ------------
(Cost $11,715,619)                                                                                            18,069,284

Greece 2.3%
Alpha Bank AE                                                                             160,800              5,415,405
(Cost $4,288,592)                                                                                           ------------

Hong Kong 2.3%
Esprit Holdings Ltd.                                                                      454,464              3,102,810
Swire Pacific Ltd. "A"                                                                    288,831              2,286,740
                                                                                                            ------------
(Cost $5,138,932)                                                                                              5,389,550

India 1.7%
State Bank of India (GDR)                                                                  99,566              3,878,096
(Cost $2,998,550)                                                                                           ------------

Ireland 3.2%
Anglo Irish Bank Corp. PLC                                                                 89,000              2,226,656
CRH PLC                                                                                   196,358              5,146,778
                                                                                                            ------------
(Cost $5,663,822)                                                                                              7,373,434

Italy 5.1%
Banca Intesa SpA                                                                          958,900              4,872,649
Eni SpA                                                                                   271,560              7,051,028
                                                                                                            ------------
(Cost $8,651,242)                                                                                             11,923,677

Japan 21.4%
Canon, Inc.                                                                                97,800              5,244,335
Credit Saison Co., Ltd.                                                                   130,400              4,694,060
Daito Trust Construction Co., Ltd.                                                        117,300              4,922,596
FANUC Ltd.                                                                                 54,300              3,397,864
KDDI Corp.                                                                                    600              2,971,183
Kirin Brewery Co., Ltd.                                                                   465,900              4,540,385
Millea Holdings, Inc.                                                                         350              5,091,859
Mitsubishi Corp.                                                                          417,000              5,401,595
Mitsubishi Tokyo Financial Group, Inc.                                                        500              4,336,473
SMC Corp.                                                                                  40,000              4,524,853
Toyota Motor Corp.                                                                        130,200              4,844,708
                                                                                                            ------------
(Cost $41,539,505)                                                                                            49,969,911

Korea 4.5%
POSCO (ADR)                                                                                78,800              3,889,568
Samsung Electronics Co., Ltd. (GDR), 144A                                                  26,940              6,667,650
                                                                                                            ------------
(Cost $8,993,809)                                                                                             10,557,218

Netherlands 7.3%
European Aeronautic Defence & Space Co.                                                   154,100              4,606,464
ING Groep NV                                                                              257,755              7,785,182
TPG NV                                                                                    166,700              4,743,248
                                                                                                            ------------
(Cost $13,729,833)                                                                                            17,134,894

Singapore 1.5%
DBS Group Holdings Ltd.                                                                   385,315              3,477,930
(Cost $3,272,147)                                                                                           ------------

Spain 4.7%
Indra Sistemas SA                                                                         303,000              5,436,063
Telefonica SA                                                                             322,630              5,620,950
                                                                                                            ------------
(Cost $7,562,472)                                                                                             11,057,013

Switzerland 7.5%
Credit Suisse Group(c)                                                                    166,500              7,148,342
Nestle SA (Registered)(c)                                                                  15,966              4,368,441
Roche Holding AG(c)                                                                        56,280              6,032,437
                                                                                                            ------------
(Cost $14,003,523)                                                                                            17,549,220

United Kingdom 16.6%
GlaxoSmithKline PLC                                                                       253,600              5,813,183
HSBC Holdings PLC                                                                         206,510              3,266,409
Man Group PLC                                                                             132,200              3,432,592
Rio Tinto PLC                                                                              68,400              2,211,618
Royal Bank of Scotland Group PLC                                                          116,485              3,706,944
Scottish & Southern Energy PLC                                                             71,000              1,182,727
Smith & Nephew PLC                                                                        465,788              4,379,105
Trinity Mirror PLC                                                                        367,993              4,874,853
Vodafone Group PLC                                                                      2,192,721              5,821,886
WPP Group PLC                                                                             364,600              4,151,238
                                                                                                            ------------
(Cost $33,435,380)                                                                                            38,840,555


Total Common Stocks (Cost $184,068,285)                                                                      228,620,177
                                                                                                            ------------
Securities Lending Collateral 8.7%
Daily Assets Fund Institutional, 2.83% (b)(d)
(Cost $20,344,895)                                                                     20,344,895             20,344,895
                                                                                                            ------------
Cash Equivalents 0.3%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $641,256)                                                                           641,256                641,256
                                                                                                            ------------

                                                                                          % of
                                                                                       Net Assets               Value ($)
                                                                                       ----------               ---------

Total Investment Portfolio  (Cost $205,054,436)                                             106.8            249,606,328
Other Assets and Liabilities, Net                                                            -6.8            -15,998,041
                                                                                                            ------------
Net Assets                                                                                  100.0            233,608,287
                                                                                                            ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $19,372,209, which is 8.3% of net assets.

(d) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

At March 31, 2005, the Scudder Variable Series II International Select Equity
Portfolio had the following sector diversification:
                                                                                                               As a % of
                                                                                                              Investment
Sector                                                                               Value ($)                 Portfolio
-------------------------------------------------------------------------------------------------------------------------
Financials                                                                             68,849,830                   27.6
Industrials                                                                            32,560,032                   13.0
Consumer Discretionary                                                                 27,582,632                   11.1
Information Technology                                                                 19,478,386                    7.8
Energy                                                                                 19,302,300                    7.7
Health Care                                                                            16,224,725                    6.5
Telecommunication Services                                                             14,414,018                    5.8
Materials                                                                              11,247,964                    4.5
Utilities                                                                              10,051,464                    4.0
Consumer Staples                                                                        8,908,826                    3.6
                                                                                                           --------------
Total Common Stocks                                                                   228,620,177                   91.6
                                                                                                           --------------
Cash Equivalents                                                                          641,256                    0.3
Securities Lending Collateral                                                          20,344,895                    8.2
                                                                                                           --------------
Total Investment Portfolio                                                            249,606,328                  100.0
                                                                                                           --------------

Scudder Variable Series II Large Cap Value Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                                              Shares           Value ($)
                                                                                        --------------------------------
Common Stocks 97.2%
Consumer Discretionary 9.0%
Hotels Restaurants & Leisure 1.1%
McDonald's Corp.                                                                             108,400          3,375,576
                                                                                                             ----------
Multiline Retail 1.8%
Family Dollar Stores, Inc.                                                                   178,300          5,413,188
                                                                                                             ----------
Specialty Retail 6.1%
Limited Brands, Inc.                                                                         182,100          4,425,030
Lowe's Companies, Inc.                                                                       116,700          6,662,403
RadioShack Corp.                                                                             129,600          3,175,200
Sherwin-Williams Co.                                                                          99,000          4,355,010
                                                                                                             ----------
                                                                                                             18,617,643

Consumer Staples 4.7%
Food Products 3.0%
ConAgra Foods, Inc.                                                                           42,700          1,153,754
General Mills, Inc.                                                                          135,000          6,635,250
Unilever NV (NY Shares)                                                                       19,700          1,347,874
                                                                                                             ----------
                                                                                                              9,136,878

Household Products 1.7%
Kimberly-Clark Corp.                                                                          80,000          5,258,400
                                                                                                             ----------
Energy 12.6%
Energy Equipment & Services 0.8%
Halliburton Co.                                                                               54,500          2,357,125
                                                                                                             ----------
Oil & Gas 11.8%
BP PLC (ADR)                                                                                  97,444          6,080,506
ChevronTexaco Corp.                                                                          165,800          9,667,798
ConocoPhillips                                                                                25,000          2,696,000
ExxonMobil Corp.                                                                             210,500         12,545,800
Royal Dutch Petroleum Co. (NY Shares)                                                         86,000          5,163,440
                                                                                                             ----------
                                                                                                             36,153,544

Financials 24.3%
Banks 11.6%
AmSouth Bancorp.                                                                             179,300          4,652,835
Bank of America Corp.                                                                        154,426          6,810,187
BB&T Corp.                                                                                    74,600          2,915,368
PNC Financial Services Group                                                                 144,200          7,423,416
SunTrust Banks, Inc. (b)                                                                      51,400          3,704,398
US Bancorp.                                                                                  177,600          5,118,432
Wachovia Corp.                                                                                94,900          4,831,359
                                                                                                             ----------
                                                                                                             35,455,995

Capital Markets 3.2%
Bear Stearns Companies, Inc.                                                                  42,400          4,235,760
Merrill Lynch & Co., Inc.                                                                     96,700          5,473,220
                                                                                                             ----------
                                                                                                              9,708,980

Diversified Financial Services 7.4%
Citigroup, Inc.                                                                              234,700         10,547,418
Freddie Mac                                                                                   44,400          2,806,080
JPMorgan Chase & Co.                                                                         264,700          9,158,620
                                                                                                             ----------
                                                                                                             22,512,118

Insurance 2.1%
Allstate Corp.                                                                                31,100          1,681,266
American International Group, Inc.                                                            83,500          4,626,735
                                                                                                             ----------
                                                                                                              6,308,001

Health Care 10.7%
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.                                                                   182,800          6,211,544
                                                                                                             ----------
Pharmaceuticals 8.7%
Abbott Laboratories                                                                          121,100          5,645,682
Bristol-Myers Squibb Co.                                                                     289,900          7,380,854
Johnson & Johnson                                                                             71,700          4,815,372
Pfizer, Inc.                                                                                 161,900          4,253,113
Wyeth                                                                                        103,000          4,344,540
                                                                                                             ----------
                                                                                                             26,439,561

Industrials 10.8%
Aerospace & Defense 2.7%
Honeywell International, Inc.                                                                215,700          8,026,197
                                                                                                             ----------
Commercial Services & Supplies 2.1%
Avery Dennison Corp.                                                                          75,500          4,675,715
Pitney Bowes, Inc.                                                                            35,400          1,597,248
                                                                                                             ----------
                                                                                                              6,272,963

Electrical Equipment 1.0%
Emerson Electric Co.                                                                          48,200          3,129,626
                                                                                                             ----------
Industrial Conglomerates 5.0%
General Electric Co.                                                                         296,500         10,691,790
Textron, Inc.                                                                                 62,100          4,633,902
                                                                                                             ----------
                                                                                                             15,325,692

Information Technology 16.1%
Communications Equipment 1.8%
Nokia Oyj (ADR)                                                                              360,500          5,562,515
                                                                                                             ----------
Computers & Peripherals 3.7%
Hewlett-Packard Co.                                                                          253,797          5,568,306
International Business Machines Corp.                                                         60,800          5,555,904
                                                                                                             ----------
                                                                                                             11,124,210

IT Consulting & Services 3.2%
Automatic Data Processing, Inc.                                                              165,700          7,448,215
First Data Corp.                                                                              57,600          2,264,256
                                                                                                             ----------
                                                                                                              9,712,471

Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc.*                                                                     284,100          4,616,625
Intel Corp. (b)                                                                              359,600          8,353,508
Texas Instruments, Inc.                                                                      201,200          5,128,588
                                                                                                             ----------
                                                                                                             18,098,721

Software 1.5%
Microsoft Corp.                                                                              188,900          4,565,713
                                                                                                             ----------
Materials 6.6%
Chemicals 2.6%
Air Products & Chemicals, Inc.                                                               107,400          6,797,346
Dow Chemical Co.                                                                              22,500          1,121,625
                                                                                                             ----------
                                                                                                              7,918,971

Containers & Packaging 2.4%
Sonoco Products Co.                                                                          249,200          7,189,420
                                                                                                             ----------
Metals & Mining 1.6%
Alcoa, Inc.                                                                                  162,800          4,947,492
                                                                                                             ----------
Telecommunication Services 0.7%
Diversified Telecommunication Services
SBC Communications, Inc.                                                                      87,300          2,068,137
                                                                                                             ----------
Utilities 1.7%
Electric Utilities
Progress Energy, Inc.                                                                         88,100          3,695,795
Southern Co.                                                                                  48,400          1,540,572
                                                                                                             ----------
                                                                                                              5,236,367


Total Common Stocks (Cost $259,341,311)                                                                     296,127,048
                                                                                                            -----------
Securities Lending Collateral 1.8%
Daily Assets Fund Institutiona, 2.83% (c)(d)
(Cost $5,325,300)                                                                          5,325,300          5,325,300
                                                                                                             ----------
Cash Equivalents 2.1%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $6,412,298)                                                                          6,412,298          6,412,298
                                                                                                             ----------

                                                                                                % of
                                                                                             Net Assets        Value ($)
                                                                                             ----------        ---------

Total Investment Portfolio  (Cost $271,078,909)                                                101.1        307,864,646
Other Assets and Liabilities, Net                                                               -1.1         -3,352,978
                                                                                                            -----------
Net Assets                                                                                     100.0        304,511,668
                                                                                                            ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $5,210,864, which is 1.7% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt


Scudder Variable Series II Marcury Large Cap Core Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

                                                                                       Shares             Value ($)
                                                                                 ----------------------------------


Common Stocks 99.6%
Consumer Discretionary 15.6%
Hotels Restaurants & Leisure 1.3%
Darden Restaurants, Inc.                                                                  250                7,670
McDonald's Corp.                                                                          530               16,504
                                                                                                         ---------
                                                                                                            24,174

Household Durables 2.5%
Harman International Industries, Inc.                                                      40                3,538
Lennar Corp. "A"                                                                          330               18,705
M.D.C. Holdings, Inc.                                                                      35                2,438
NVR, Inc.*                                                                                 25               19,625
                                                                                                         ---------
                                                                                                            44,306

Leisure Equipment & Products 1.3%
Eastman Kodak Co.                                                                         530               17,251
Polaris Industries, Inc.                                                                   85                5,970
                                                                                                         ---------
                                                                                                            23,221

Media 0.5%
Getty Images, Inc.*                                                                       125                8,889
                                                                                                         ---------
Multiline Retail 3.1%
Dillard's, Inc. "A"                                                                       515               13,853
J.C. Penny Co., Inc.                                                                      440               22,845
Nordstrom, Inc.                                                                           345               19,106
                                                                                                         ---------
                                                                                                            55,804

Specialty Retail 6.9%
Abercrombie & Fitch Co. "A"                                                               340               19,462
American Eagle Outfitters, Inc.                                                           655               19,355
Best Buy Co., Inc.                                                                        160                8,642
Circuit City Stores, Inc.                                                                 955               15,328
Limited Brands, Inc.                                                                      480               11,664
Michaels Stores, Inc.                                                                     405               14,701
Staples, Inc.                                                                             620               19,486
The Gap, Inc.                                                                             675               14,742
                                                                                                         ---------
                                                                                                           123,380

Consumer Staples 2.0%
Food & Staples Retailing 0.2%
Wal-Mart Stores, Inc.                                                                      55                2,756
                                                                                                         ---------
Food Products 1.5%
Archer-Daniels-Midland Co.                                                                815               20,033
Tyson Foods, Inc. "A"                                                                     455                7,589
                                                                                                         ---------
                                                                                                            27,622

Household Products 0.2%
Procter & Gamble Co.                                                                       70                3,710
                                                                                                         ---------
Tobacco 0.1%
Altria Group, Inc.                                                                         40                2,616
                                                                                                         ---------
Energy 16.0%
Oil & Gas
Amerada Hess Corp.                                                                        185               17,799
Anadarko Petroleum Corp.                                                                  125                9,513
Burlington Resources, Inc.                                                                430               21,530
ChevronTexaco Corp.                                                                       600               34,986
ConocoPhillips                                                                            270               29,117
Devon Energy Corp.                                                                        465               22,204
ExxonMobil Corp.                                                                        1,265               75,394
Occidental Petroleum Corp.                                                                320               22,774
Sunoco, Inc.                                                                              195               20,186
Unocal Corp.                                                                              170               10,487
Valero Energy Corp.                                                                       310               22,714
                                                                                                         ---------
                                                                                                           286,704

Financials 11.2%
Banks 0.6%
Bank of America Corp.                                                                     225                9,923
                                                                                                         ---------
Capital Markets 0.8%
Bear Stearns Companies, Inc.                                                               55                5,494
Lehman Brothers Holdings, Inc.                                                            100                9,416
                                                                                                         ---------
                                                                                                            14,910

Consumer Finance 1.4%
Providian Financial Corp.*                                                                165                2,831
SLM Corp.                                                                                 435               21,681
                                                                                                         ---------
                                                                                                            24,512

Diversified Financial Services 2.0%
Chicago Mercantile Exchange                                                                85               16,492
Citigroup, Inc.                                                                           405               18,201
JPMorgan Chase & Co.                                                                       40                1,384
                                                                                                         ---------
                                                                                                            36,077

Insurance 6.4%
Allstate Corp.                                                                            330               17,840
American International Group, Inc.                                                         30                1,662
Chubb Corp.                                                                               225               17,836
Lincoln National Corp.                                                                    355               16,025
MetLife, Inc.                                                                             115                4,496
Prudential Financial, Inc.                                                                390               22,386
Safeco Corp.                                                                              330               16,074
UnumProvident Corp.                                                                       800               13,616
W.R. Berkley Corp.                                                                        115                5,704
                                                                                                         ---------
                                                                                                           115,639

Health Care 15.5%
Biotechnology 0.8%
Invitrogen Corp.*                                                                         215               14,878
                                                                                                         ---------
Health Care Equipment & Supplies 1.1%
Becton, Dickinson & Co.                                                                   335               19,571
                                                                                                         ---------
Health Care Providers & Services 8.6%
Aetna, Inc.                                                                               290               21,736
CIGNA Corp.                                                                               220               19,646
Express Scripts, Inc.*                                                                    180               15,694
Humana, Inc.*                                                                             565               18,046
Laboratory Corp. of America Holdings*                                                     320               15,424
PacifiCare Health Systems, Inc.*                                                          290               16,507
Quest Diagnostics, Inc.                                                                   185               19,449
UnitedHealth Group, Inc.                                                                  295               28,137
                                                                                                         ---------
                                                                                                           154,639

Pharmaceuticals 5.0%
Johnson & Johnson                                                                         705               47,348
Pfizer, Inc.                                                                            1,580               41,506
                                                                                                         ---------
                                                                                                            88,854

Industrials 7.1%
Aerospace & Defense 0.2%
Goodrich Corp.                                                                            100                3,829
                                                                                                         ---------
Commercial Services & Supplies 0.6%
ITT Educational Services, Inc.*                                                           215               10,428
                                                                                                         ---------
Electrical Equipment 1.1%
Rockwell Automation, Inc.                                                                 340               19,258
                                                                                                         ---------
Industrial Conglomerates 2.2%
General Electric Co.                                                                    1,105               39,846
                                                                                                         ---------
Machinery 1.0%
Cummins, Inc.                                                                             210               14,774
Graco, Inc.                                                                                70                2,825
                                                                                                         ---------
                                                                                                            17,599

Road & Rail 2.0%
Norfolk Southern Corp.                                                                    500               18,525
Yellow Roadway Corp.*                                                                     310               18,147
                                                                                                         ---------
                                                                                                            36,672

Information Technology 22.1%
Communications Equipment 1.4%
Cisco Systems, Inc.*                                                                      120                2,147
Motorola, Inc.                                                                          1,545               23,129
                                                                                                         ---------
                                                                                                            25,276

Computers & Peripherals 7.1%
Dell, Inc.*                                                                               845               32,465
EMC Corp.*                                                                              1,740               21,437
Hewlett-Packard Co.                                                                     1,275               27,973
International Business Machines Corp.                                                      60                5,483
NCR Corp.*                                                                                495               16,701
QLogic Corp.*                                                                             450               18,225
Storage Technology Corp.*                                                                 135                4,158
Sun Microsystems, Inc.*                                                                   400                1,616
                                                                                                         ---------
                                                                                                           128,058

Electronic Equipment & Instruments 0.3%
Tech Data Corp.*                                                                          150                5,559
                                                                                                         ---------
IT Consulting & Services 2.8%
CheckFree Corp.*                                                                          410               16,711
Computer Sciences Corp.*                                                                  110                5,043
Electronic Data Systems Corp.                                                             895               18,500
Sabre Holdings Corp.                                                                      495               10,831
                                                                                                         ---------
                                                                                                            51,085

Office Electronics 1.1%
Xerox Corp.*                                                                            1,260               19,089
                                                                                                         ---------
Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.                                                                               250                5,807
Lam Research Corp.*                                                                       660               19,048
                                                                                                         ---------
                                                                                                            24,855

Software 8.0%
Adobe Systems, Inc.                                                                       275               18,472
Autodesk, Inc.                                                                            655               19,493
BMC Software, Inc.*                                                                       600                9,000
Computer Associates International, Inc.                                                   675               18,292
Intuit, Inc.*                                                                             435               19,040
McAfee, Inc.*                                                                             780               17,597
Microsoft Corp.                                                                           690               16,677
Oracle Corp.*                                                                           1,950               24,336
                                                                                                         ---------
                                                                                                           142,907

Materials 7.1%
Chemicals 3.1%
Eastman Chemical Co.                                                                      300               17,700
Lyondell Chemical Co.                                                                     540               15,077
Monsanto Co.                                                                              350               22,575
                                                                                                         ---------
                                                                                                            55,352

Containers & Packaging 0.6%
Ball Corp.                                                                                290               12,029
                                                                                                         ---------
Metals & Mining 2.9%
Nucor Corp.                                                                               335               19,283
Phelps Dodge Corp.                                                                        170               17,294
United States Steel Corp.                                                                 310               15,763
                                                                                                         ---------
                                                                                                            52,340

Paper & Forest Products 0.5%
MeadWestvaco Corp.                                                                        280                8,910
                                                                                                         ---------
Utilities 3.0%
Electric Utilities 2.4%
Edison International                                                                      490               17,013
Northeast Utilities                                                                       280                5,395
TXU Corp.                                                                                 260               20,704
                                                                                                         ---------
                                                                                                            43,112

Multi-Utilities 0.6%
Dynegy, Inc. "A"*                                                                       2,625               10,264
                                                                                                         ---------

                                                                                         % of
                                                                                       Net Assets        Value ($)
                                                                                       ----------        ---------

Total Investment Portfolio  (Cost $1,697,950)                                            99.6            1,788,653
Other Assets and Liabilities, Net                                                         0.4                6,822
                                                                                                         ---------
Net Assets                                                                              100.0            1,795,475
                                                                                                         =========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.


Scudder Variable Series II Money Market Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------

                                                                            Principal
                                                                            Amount ($)                     Value ($)
                                                                        --------------------------------------------
Certificates of Deposit and Bank Notes 22.7%
Barclays Bank PLC:
3.02%, 6/30/2005                                                            6,000,000                     5,999,996
3.06%, 8/9/2005                                                             6,000,000                     6,000,000
Citibank NA, 2.51%, 4/4/2005                                                5,000,000                     5,000,000
Depfa Bank PLC, 3.22%, 2/6/2006                                             3,000,000                     3,000,000
Marshall & Isley Corp., 3.04%, 6/29/2005                                   10,000,000                    10,000,000
Natexis Banque Populaires, 2.8%, 4/29/2005                                  7,000,000                     7,000,000
Northern Rock PLC, 3.0%, 6/22/2005                                          6,000,000                     6,000,000
Royal Bank of Scotland PLC, 2.81%, 5/3/2005                                15,000,000                    15,000,000
Societe Generale:
2.8%, 5/3/2005                                                              6,000,000                     6,000,000
2.955%, 8/8/2005                                                            6,000,000                     6,000,106
3.265%, 3/3/2006                                                            3,000,000                     3,000,000
Toronto Dominion Bank, 2.505%, 5/27/2005                                    6,000,000                     6,000,046
                                                                                                        -----------
Total Certificates of Deposit and Bank Notes (Cost $79,000,148)                                          79,000,148

Commercial Paper** 42.3%
British Transco Capital, Inc., 2.77%, 5/4/2005                              3,000,000                     2,992,383
Cancara Asset Securitization LLC, 2.78%, 4/25/2005                         12,000,000                    11,977,760
CC (USA), Inc., 2.63%, 4/25/2005                                            5,000,000                     4,991,233
Charta, LLC, 2.80%, 4/28/2005                                              14,000,000                    13,970,600
CIT Group, Inc., 2.36%, 4/4/2005                                            3,000,000                     2,999,410
Compass Securitization LLC, 2.8%, 4/22/2005                                14,000,000                    13,977,133
Dorada Finance, Inc., 2.61%, 4/11/2005                                      8,000,000                     7,994,200
Giro Funding US Corp., 2.78%, 5/3/2005                                     14,000,000                    13,965,405
Liberty Street Funding:
2.78%, 4/21/2005                                                           12,000,000                    11,981,467
3.02%, 6/23/2005                                                            3,500,000                     3,475,630
Mane Funding Corp., 2.79%, 4/19/2005                                       14,000,000                    13,980,470
National Rural Utilities Cooperative Finance,
2.81%, 4/27/2005                                                           14,000,000                    13,971,588
Perry Global Funding LLC:
Series A, 2.74%, 4/25/2005                                                  6,000,000                     5,989,040
Series A, 2.76%, 4/26/2005                                                  3,000,000                     2,994,250
RWE AG, 2.91%, 8/1/2005                                                     9,000,000                     8,911,245
Sanofi-Aventis:
2.61%, 4/11/2005                                                           10,000,000                     9,992,750
2.74%, 5/3/2005                                                             3,000,000                     2,992,693
                                                                                                        -----------
Total Commercial Paper (Cost $147,157,257)                                                              147,157,257

Short Term Notes* 16.1%
Credit Suisse First Boston, 2.97%, 9/9/2005                                 7,000,000                     7,000,723
Depfa Bank PLC, 3.01%, 9/15/2005                                            4,000,000                     4,000,000
HSBC Finance Corp., 2.92%, 8/18/2005                                       12,000,000                    12,006,056
International Business Machines Corp., 2.725%, 3/8/2006                     3,000,000                     2,999,525
Merrill Lynch & Co, Inc., 3.08%, 3/17/2006                                 10,000,000                    10,007,000
Metropolitan Life Global Funding I, 144A, 2.736%, 4/6/2006                  6,000,000                     6,000,000
Morgan Stanley:
2.84%, 4/19/2005                                                            4,000,000                     4,000,000
2.945%, 11/15/2005                                                         10,000,000                    10,000,000
                                                                                                        -----------
Total Short-Term Notes (Cost $56,013,304)                                                                56,013,304


US Government Sponsored Agencies 9.0%
Federal Home Loan Mortgage Corp.:
2.55%*, 10/7/2005                                                          10,000,000                    10,000,000
2.725%*, 11/7/2005                                                          5,000,000                     5,000,000
Federal National Mortgage Association:
1.75%, 5/23/2005                                                            3,500,000                     3,500,000
2.626%*, 9/7/2006                                                           3,000,000                     2,996,798
3.05%**, 7/1/2005                                                          10,000,000                     9,922,903
                                                                                                        -----------
Total US Government Sponsored Agencies (Cost $31,419,701)                                                31,419,701


Promissory Notes 3.7%
Goldman Sachs Group, Inc.:
2.89%*, 5/26/2005                                                          10,000,000                    10,000,000
2.975%*, 10/28/2005                                                         3,000,000                     3,000,000
                                                                                                        -----------
Total Promissory Notes (Cost $13,000,000)                                                                13,000,000


Funding Agreements 2.0%
New York Life Insurance Co., 3.123%*, 9/20/2005
(Cost $7,000,000)                                                           7,000,000                     7,000,000
                                                                                                        -----------

Time Deposit 0.6%
WestLB AG, 2.96%, 4/1/2005
(Cost $2,000,000)                                                           2,000,000                     2,000,000
                                                                                                        -----------

Repurchase Agreements 6.3%
Goldman Sachs Co., Inc., 2.90%, dated 3/31/2005, to be
repurchased at $21,001,692 on 4/1/2005 (a)                                 21,000,000                    21,000,000
State Street Bank and Trust Co., 2.45%, dated
3/31/2005, to be repurchased at $785,053 on 4/1/2005 (b)                      785,000                       785,000
Total Repurchase Agreements (Cost $21,785,000)                                                          -----------
                                                                                                         21,785,000

                                                                              % of
                                                                             Net Assets                 Value ($)
                                                                             ----------                 ---------

Total Investment Portfolio  (Cost $357,375,410)                                 102.7                   357,375,410
Other Assets and Liabilities, Net                                                -2.7                    -9,289,212
                                                                                                        -----------
Net Assets                                                                      100.0                   348,086,198
                                                                                                        ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:
   Principal                                                                             Maturity        Collateral
   Amount ($)         Security                                            Rate (%)           Date          Value ($)
--------------------------------------------------------------------------------------------------------------------
                                                                                                          4/1/2014-
       9,252,746      Federal Home Loan Mortgage Corp.                     5.5-7.0       1/1/2030         9,708,733
                                                                                                          8/1/2029-
      10,961,849      Federal National Mortgage Association                7.0-7.5       6/1/2031        11,711,267
--------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                   21,420,000

(b) Collateralized by $805,000 Federal Home Loan Mortgage Corp., 1.5%, maturing on 8/15/2005 with a value of $801,134.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.


Scudder Variable Series II Small Cap Growth Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                          Shares                   Value ($)
                                                                                   -----------------------------------------


Common Stocks 99.0%
Consumer Discretionary 21.3%
Hotels Restaurants & Leisure 7.8%
Buffalo Wild Wings, Inc.*                                                                 78,100                  2,954,523
P.F. Chang's China Bistro, Inc.*                                                          86,400                  5,166,720
RARE Hospitality International, Inc.*                                                    162,600                  5,021,088
Shuffle Master, Inc.* (c)                                                                149,700                  4,335,312
                                                                                                               ------------
                                                                                                                 17,477,643

Media 2.2%
Lions Gate Entertainment Corp.* (c)                                                      439,000                  4,850,950
                                                                                                               ------------
Specialty Retail 8.4%
A.C. Moore Arts & Crafts, Inc.*                                                          149,400                  3,983,004
Aeropostale, Inc.*                                                                       172,700                  5,655,925
Hot Topic, Inc.* (c)                                                                     258,400                  5,646,040
Kenneth Cole Productions, Inc. "A"                                                       124,000                  3,613,360
                                                                                                               ------------
                                                                                                                 18,898,329

Textiles, Apparel & Luxury Goods 2.9%
Gildan Activewear, Inc. "A"*                                                              87,700                  3,727,250
The Warnaco Group, Inc.*                                                                 110,300                  2,651,612
                                                                                                               ------------
                                                                                                                  6,378,862

Consumer Staples 4.7%
Food & Staples Retailing 2.3%
United Natural Foods, Inc.*                                                              178,700                  5,116,181
                                                                                                               ------------
Household Products 2.4%
Jarden Corp.*                                                                            119,000                  5,459,720
                                                                                                               ------------
Energy 7.2%
Energy Equipment & Services 3.7%
Grey Wolf, Inc.*                                                                         711,900                  4,684,302
Universal Compression Holdings, Inc.*                                                     91,500                  3,465,105
                                                                                                               ------------
                                                                                                                  8,149,407

Oil & Gas 3.5%
Bill Barrett Corp.*                                                                      106,100                  3,067,351
Comstock Resources, Inc.*                                                                152,200                  4,374,228
W&T Offshore, Inc.*                                                                       19,500                    404,820
                                                                                                               ------------
                                                                                                                  7,846,399

Financials 7.6%
Banks 3.2%
PrivateBankcorp, Inc.(c)                                                                  67,500                  2,120,175
Signature Bank*                                                                          111,200                  2,947,912
Texas Capital Bancshares, Inc.*                                                          101,400                  2,129,400
                                                                                                               ------------
                                                                                                                  7,197,487

Capital Markets 1.1%
Piper Jaffray Companies, Inc.*                                                            66,500                  2,433,235
                                                                                                               ------------
Diversified Financial Services 2.1%
Affiliated Managers Group, Inc.* (c)                                                      74,850                  4,642,945
                                                                                                               ------------
Insurance 1.2%
KMG America Corp.*                                                                       279,300                  2,723,175
                                                                                                               ------------
Health Care 26.2%
Health Care Equipment & Supplies 7.7%
Advanced Medical Optics, Inc.* (c)                                                       111,600                  4,041,036
American Medical Systems Holdings, Inc.*                                                 171,400                  2,944,652
ArthroCare Corp.* (c)                                                                    109,800                  3,129,300
Shamir Optical Industry Ltd.*                                                             33,200                    512,940
Varian, Inc.*                                                                             83,300                  3,156,237
Wright Medical Group, Inc.*                                                              147,000                  3,528,000
                                                                                                               ------------
                                                                                                                 17,312,165

Health Care Providers & Services 15.1%
American Healthways, Inc.* (c)                                                           118,800                  3,922,776
AMERIGROUP Corp.*                                                                        110,200                  4,028,912
Centene Corp.*                                                                           248,100                  7,440,519
HealthExtras, Inc.*                                                                      145,400                  2,420,910
LCA-Vision, Inc.                                                                         169,200                  5,634,360
LifePoint Hospitals, Inc.*                                                               112,200                  4,918,848
United Surgical Partners International, Inc.*                                            116,200                  5,318,474
                                                                                                               ------------
                                                                                                                 33,684,799

Pharmaceuticals 3.4%
Able Laboratories, Inc.*                                                                 104,700                  2,456,262
Connetics Corp.* (c)                                                                     205,100                  5,186,979
                                                                                                               ------------
                                                                                                                  7,643,241

Industrials 7.7%
Commercial Services & Supplies 1.0%
CoStar Group, Inc.*                                                                       62,050                  2,286,542
                                                                                                               ------------
Machinery 2.2%
Actuant Corp. "A"*                                                                        51,200                  2,299,904
Watts Water Technologies, Inc. "A"                                                        80,300                  2,618,583
                                                                                                               ------------
                                                                                                                  4,918,487

Marine 0.2%
Diana Shipping, Inc.*                                                                     30,900                    511,086
                                                                                                               ------------
Road & Rail 0.9%
Heartland Express, Inc.                                                                  106,650                  2,042,348
                                                                                                               ------------
Transportation Infrastructure 3.4%
Greenbrier Companies, Inc.                                                                78,500                  2,754,565
Overnite Corp.                                                                           150,600                  4,817,694
                                                                                                               ------------
                                                                                                                  7,572,259

Information Technology 22.9%
Communications Equipment 4.5%
Avocent Corp.*                                                                           113,400                  2,909,844
Foundry Networks, Inc.*                                                                  402,700                  3,986,730
Sonus Networks, Inc.* (c)                                                                779,200                  3,303,808
                                                                                                               ------------
                                                                                                                 10,200,382

Internet Software & Services 2.9%
j2 Global Communications, Inc.* (c)                                                       59,500                  2,041,445
Websense, Inc.*                                                                           82,400                  4,433,120
                                                                                                               ------------
                                                                                                                  6,474,565

IT Consulting & Services 0.1%
Fastclick, Inc.*                                                                          13,100                    157,200
                                                                                                               ------------
Semiconductors & Semiconductor Equipment 8.8%
Emulex Corp.*                                                                            261,700                  4,930,428
FormFactor, Inc.*                                                                        189,700                  4,294,808
Power Integrations, Inc.*                                                                243,700                  5,090,893
Tessera Technologies, Inc.*                                                              123,000                  5,317,290
                                                                                                               ------------
                                                                                                                 19,633,419

Software 6.6%
Hyperion Solutions Corp.*                                                                125,800                  5,549,038
Kronos, Inc.*                                                                             81,600                  4,170,576
THQ, Inc.*                                                                               183,400                  5,160,876
                                                                                                               ------------
                                                                                                                 14,880,490

Materials 1.4%
Metals & Mining
Alpha Natural Resources, Inc.*                                                            28,600                    819,962
Foundation Coal Holdings, Inc.                                                           102,300                  2,405,073
                                                                                                               ------------
                                                                                                                  3,225,035


Total Common Stocks (Cost $188,341,724)                                                                         221,716,351
                                                                                                               ------------
Preferred Stocks 0.0%
Convergent Networks, Inc. "D"* (b)                                                       113,149                      6,789
FusionOne "D"* (b)                                                                       230,203                      9,208
                                                                                                               ------------
Total Preferred Stocks (Cost $1,250,002)                                                                             15,997

Securities Lending Collateral 14.0%
Daily Assets Fund Institutional, 2.83% (d) (e)
(Cost $31,425,663)                                                                    31,425,663                 31,425,663
                                                                                                               ------------
Cash Equivalents 2.3%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $5,169,990)                                                                      5,169,990                  5,169,990
                                                                                                               ------------

                                                                                            % of
                                                                                          Net Assets            Value ($)
                                                                                          ----------            ---------

Total Investment Portfolio  (Cost $226,187,379)                                            115.3                258,328,001
Other Assets and Liabilities, Net                                                          -15.3                -34,312,095
                                                                                                               ------------
Net Assets                                                                                 100.0                224,015,906
                                                                                                               ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a)     Scudder Cash Management QP Trust is managed by Deutsche Investment Management
Americas Inc.  The rate shown is the annualized seven-day yield at period end.


(b) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange
Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.


                                                                                                                Value as
Schedule of Restricted                                         Acquisition         Acquisition                  % of Net
Securities                                                     Dates               Cost ($)       Value ($)      Assets
----------------------------------------------------------------------------------------------------------------------------
Covergent Networks, Inc. "D"                                   June 2003                 -            6,789           0.003
----------------------------------------------------------------------------------------------------------------------------
FusionOne "D"                                                  October 2000            1,250,002      9,208           0.004
----------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                          15,997           0.007
----------------------------------------------------------------------------------------------------------------------------

(c) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $30,571,071, which is 13.6% of total net assets.

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending.


Scudder Variable Series II Strategic Income Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                               Principal
                                                                                              Amount ($) (b)     Value ($)
                                                                                        -----------------------------------

Corporate Bonds 33.4%
Consumer Discretionary 8.0%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012                                             50,000            49,375
Adesa, Inc., 7.625%, 6/15/2012                                                                    35,000            35,000
AMC Entertainment, Inc., 8.0%, 3/1/2014 (d)                                                      105,000           100,275
Ames True Temper, Inc., 144A, 6.64%**, 1/15/2012                                                  50,000            47,000
AutoNation, Inc., 9.0%, 8/1/2008                                                                  35,000            38,500
Aztar Corp., 7.875%, 6/15/2014 (d)                                                                55,000            58,438
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (d)                                          85,000            83,725
Cablevision Systems New York Group, 144A, 6.669%**, 4/1/2009                                      95,000           100,700
Caesars Entertainment, Inc.:
8.875%, 9/15/2008                                                                                 50,000            54,812
9.375%, 2/15/2007                                                                                 30,000            31,913
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011                                             210,000           144,900
9.625%, 11/15/2009 (d)                                                                           180,000           140,850
10.25%, 9/15/2010                                                                                305,000           311,100
Cooper-Standard Automotive, Inc., 144A, 8.375%, 12/15/2014 (d)                                   115,000            93,438
CSC Holdings, Inc., 7.875%, 12/15/2007                                                           135,000           140,400
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                                401,000           475,185
DIMON, Inc., Series B, 9.625%, 10/15/2011                                                        290,000           327,337
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012 (d)                                                                   40,000            36,900
Series B, 9.0%, 5/1/2009                                                   EUR                    30,000            31,111
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                                       65,000            62,806
Eye Care Centers of America, Inc., 144A, 10.75%, 2/15/2015                                        50,000            47,750
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (d)                                                   75,000            71,250
General Motors Corp., 8.25%, 7/15/2023                                                            20,000            17,277
Icon Health & Fitness, Inc., 11.25%, 4/1/2012 (d)                                                 80,000            56,000
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (d)                                 80,000            63,000
ITT Corp., 7.375%, 11/15/2015                                                                     75,000            80,625
Jacobs Entertainment, Inc.:
11.875%, 2/1/2009                                                                                200,000           218,000
144A, 11.876%, 2/1/2009                                                                           70,000            76,300
Levi Strauss & Co., 144A, 7.73%**, 4/1/2012                                                       60,000            58,950
Mediacom LLC, 9.5%, 1/15/2013 (d)                                                                145,000           144,638
MGM MIRAGE:
8.375%, 2/1/2011 (d)                                                                             175,000           189,000
9.75% , 6/1/2007                                                                                  50,000            53,750
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                                 40,000            43,600
NCL Corp., 144A, 10.625%, 7/15/2014                                                               95,000            98,206
Norcraft Holdings/Capital, Step-up Coupon,
0% to 9/1/2008, 9.75% to 9/1/2012                                                                115,000            81,650
Paxson Communications Corp.:
Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009 (d)                                          35,000            32,550
10.75%, 7/15/2008 (d)                                                                             40,000            39,700
Petro Stopping Centers, 9.0%, 2/15/2012                                                          165,000           169,950
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (d)                                                75,000            77,625
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                                        85,000            86,700
PRIMEDIA, Inc.:
8.164%**, 5/15/2010                                                                              145,000           153,700
8.875%, 5/15/2011                                                                                165,000           172,012
Renaissance Media Group LLC, 10.0%, 4/15/2008                                                     85,000            85,850
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                                      35,000            39,856
Restaurant Co., 11.25%, 5/15/2008                                                                118,709           116,335
Sbarro, Inc., 11.0%, 9/15/2009 (d)                                                                55,000            53,075
Schuler Homes, Inc., 10.5%, 7/15/2011                                                            120,000           132,717
Simmons Bedding Co., 144A, Step-up Coupon,
0% to 12/15/2009, 10.0% to 12/15/2014                                                            155,000            96,875
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                                  220,000           224,400
8.75%, 12/15/2011                                                                                140,000           147,000
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                                               70,000            69,650
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                            175,000           146,125
Trump Holdings & Funding, 12.625%, 3/15/2010 *                                                    75,000            81,563
TRW Automotive, Inc.:
11.0%, 2/15/2013 (d)                                                                             130,000           145,600
11.75%, 2/15/2013                                                          EUR                    35,000            52,516
United Auto Group, Inc., 9.625%, 3/15/2012                                                       125,000           131,875
Visteon Corp.:
7.0%, 3/10/2014 (d)                                                                              210,000           178,500
8.25%, 8/1/2010 (d)                                                                               20,000            19,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                                 90,000            96,750
Williams Scotsman, Inc., 9.875%, 6/1/2007                                                        195,000           194,025
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                                      190,000           180,500
XM Satellite Radio, Inc., Step-up Coupon,
0% to 12/31/2005, 14.0% to 12/31/2009                                                            116,321           118,647
Young Broadcasting, Inc., 8.75%, 1/15/2014 (d)                                                   130,000           123,175
                                                                                                              ------------
                                                                                                                 6,830,032

Consumer Staples 1.1%
Del Laboratories, Inc., 144A, 8.0%, 2/1/2012                                                      75,000            72,000
Duane Reade, Inc.:
144A, 7.51%**, 12/15/2010                                                                         10,000            10,100
9.75%, 8/1/2011 (d)                                                                               70,000            61,600
GNC Corp., 8.5%, 12/1/2010                                                                        40,000            34,000
National Beef Packing Co., 10.5%, 8/1/2011                                                        30,000            30,600
North Atlantic Holding, Inc., Step-up Coupon,
0% to 3/1/2008, 12.25% to 3/1/2014 (d)                                                            35,000             6,650
North Atlantic Trading Co., 9.25%, 3/1/2012 (d)                                                  180,000           135,000
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013 (d)                                               110,000            94,050
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                                  100,000           100,000
Rite Aid Corp., 11.25%, 7/1/2008                                                                 145,000           154,425
Standard Commercial Corp., 8.0%, 4/15/2012                                                        55,000            63,250
Swift & Co., 12.5%, 1/1/2010                                                                     100,000           112,750
Wornick Co., 10.875%, 7/15/2011                                                                   50,000            52,250
                                                                                                              ------------
                                                                                                                   926,675

Energy 2.4%
Belden &  Blake Corp., 8.75%, 7/15/2012                                                           95,000            94,288
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                                 50,000            50,500
9.0%, 8/15/2012                                                                                   55,000            60,706
CITGO Petroleum Corp., 6.0%, 10/15/2011                                                          120,000           118,500
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (d)                                                                              20,000            17,750
7.125%, 5/15/2018                                                                                115,000            90,275
7.625%, 10/15/2026                                                                                35,000            26,994
144A, 9.875%, 7/15/2010                                                                          125,000           133,906
Edison Mission Energy, 7.73%, 6/15/2009                                                          100,000           104,250
El Paso Production Holding Corp., 7.75%, 6/1/2013                                                105,000           106,312
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                            140,000           138,600
Pemex Project Funding Master Trust, 9.5%, 9/15/2027                                              450,000           550,125
Southern Natural Gas, 8.875%, 3/15/2010                                                          100,000           108,430
Stone Energy Corp.:
6.75%, 12/15/2014                                                                                 60,000            58,200
8.25%, 12/15/2011                                                                                140,000           145,950
Williams Companies, Inc.:
8.125%, 3/15/2012                                                                                135,000           147,825
8.75%, 3/15/2032                                                                                  70,000            83,125
                                                                                                              ------------
                                                                                                                 2,035,736

Financials 4.7%
AAC Group Holding Corp., 144A, Step-up Coupon,
0% to 10/1/2008, 10.25% to 10/1/2012                                                              20,000            14,400
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                                      160,000           148,000
Alamosa Delaware, Inc., Step-up Coupon,
0% to 7/31/2005, 12.0% to 7/31/2009                                                               55,000            59,812
AmeriCredit Corp., 9.25%, 5/1/2009                                                               225,000           241,031
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                             40,000            24,815
BF Saul Real Estate Investment Trust, 7.5%, 3/1/2014                                              90,000            93,375
Dow Jones CDX:
144A, Series 3-1, 7.75%, 12/29/2009 (d)                                                          150,000           146,437
144A, Series 3-3, 8.0%, 12/29/2009 (d)                                                           150,000           145,688
E*TRADE Financial Corp., 8.0%, 6/15/2011 (d)                                                     115,000           118,450
FINOVA Group, Inc., 7.5%, 11/15/2009                                                             721,350           311,984
General Motors Acceptance Corp.:
5.625%, 5/15/2009                                                                                 10,000             9,123
6.75%, 12/1/2014 (d)                                                                              55,000            47,509
H&E Equipment/Finance, 11.125%, 6/15/2012                                                         80,000            90,000
Poster Financial Group, Inc., 8.75%, 12/1/2011                                                   105,000           109,200
PXRE Capital Trust I, 8.85%, 2/1/2027                                                             95,000            98,800
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                                     40,000            31,800
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                                  60,000            69,150
Radnor Holdings Corp., 11.0%, 3/15/2010 (d)                                                      120,000            88,800
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                                       60,000            54,600
Tennessee Valley Authority, 6.79%, 5/23/2012                                                   1,500,000         1,689,387
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                              120,000           103,200
UGS Corp., 144A, 10.0%, 6/1/2012                                                                 105,000           116,025
Universal City Development, 11.75%, 4/1/2010                                                     140,000           159,600
                                                                                                              ------------
                                                                                                                 3,971,186

Health Care 1.2%
Cinacalcet Royalty Subordinated LLC, 144A, 8.0%, 3/30/2017                                        95,000            97,375
Curative Health Services, Inc., 10.75%, 5/1/2011 (d)                                              65,000            53,463
Encore Medical Corp., 144A, 9.75%, 10/1/2012                                                      65,000            63,375
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                                             90,000            89,325
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                                             135,000           138,375
IDI Acquisition Corp., 144A, 10.75%, 12/15/2011                                                   65,000            65,000
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (d)                                    95,000            93,100
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                                     85,000            77,350
Tenet Healthcare Corp.:
6.375%, 12/1/2011                                                                                200,000           184,500
144A, 9.25%, 2/1/2015                                                                            205,000           204,487
                                                                                                              ------------
                                                                                                                 1,066,350

Industrials 4.7%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                               115,000           124,200
Allied Security Escrow Corp., 11.375%, 7/15/2011                                                 105,000           107,625
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                                       250,000           227,500
Series B, 9.25%, 9/1/2012                                                                         77,000            82,390
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                         30,000            35,925
Avondale Mills, Inc., 144A, 9.56%**, 4/1/2005                                                    115,000           115,000
Bear Creek Corp., 144A, 7.873%**, 3/1/2012                                                        65,000            65,325
Beazer Homes USA, Inc., 8.625%, 5/15/2011                                                         10,000            10,600
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                                  155,000           127,100
9.25%, 5/1/2021                                                                                   20,000            20,300
Cenveo Corp., 7.875%, 12/1/2013 (d)                                                              105,000            93,713
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                         204,000           217,260
Columbus McKinnon Corp., 10.0%, 8/1/2010                                                          85,000            92,438
Congoleum Corp., 8.625%, 8/1/2008 *                                                               60,000            60,900
Cornell Companies, Inc., 10.75%, 7/1/2012                                                        105,000           108,675
Dana Corp., 7.0%, 3/1/2029                                                                       110,000            96,600
Eagle-Picher Industries, Inc., 9.75%, 9/1/2013 *                                                  20,000            12,800
Erico International Corp., 8.875%, 3/1/2012                                                       70,000            73,574
Evergreen International Aviation, Inc., 12.0%, 5/15/2010 (d)                                      35,000            26,250
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012 (d)                                   175,000           160,125
HydroChem Industrial Services, Inc., 144A, 9.25%, 2/15/2013                                       45,000            44,100
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                     170,000           184,025
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                                      40,000            44,000
Kansas City Southern:
7.5%, 6/15/2009                                                                                   80,000            81,600
9.5%, 10/1/2008                                                                                  235,000           256,150
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                                      180,000           165,150
Laidlaw International, Inc., 10.75%, 6/15/2011                                                   115,000           130,237
Metaldyne Corp.:
144A, 10.0%, 11/1/2013 (d)                                                                       110,000           100,100
11.0%, 6/15/2012 (d)                                                                              20,000            16,200
Millennium America, Inc.:
7.625%, 11/15/2026 (d)                                                                            90,000            87,300
9.25%, 6/15/2008                                                                                 140,000           150,150
NTK Holdings, Inc., 144A, Step-up Coupon,
0% to 9/1/2009, 10.75% to 3/1/2014                                                               120,000            63,900
Remington Arms Co., Inc., 10.5%, 2/1/2011 (d)                                                     60,000            59,100
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                                 80,000            80,400
Ship Finance International Ltd., 8.5%, 12/15/2013                                                130,000           128,700
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                                   50,000            48,000
10.375%, 7/1/2012                                                                                150,000           164,250
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                             70,000            79,100
United Rentals North America, Inc., 7.0%, 2/15/2014 (d)                                          235,000           215,025
Westlake Chemical Corp., 8.75%, 7/15/2011                                                         63,000            68,906
                                                                                                              ------------
                                                                                                                 4,024,693

Information Technology 0.7%
Activant Solutions, Inc.:
144A, 9.09%**, 4/1/2010                                                                           35,000            35,700
10.5%, 6/15/2011                                                                                 105,000           111,825
Eschelon Operating Co.:
8.375%, 3/15/2010                                                                                 20,000            17,100
144A, 8.375%, 3/15/2010                                                                           30,000            25,650
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (d)                                                                             220,000           189,750
7.25%, 7/15/2006 (d)                                                                              40,000            40,900
Sanmina-SCI Corp., 144A, 6.75%, 3/1/2013                                                         150,000           140,625
                                                                                                              ------------
                                                                                                                   561,550

Materials 4.4%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                             80,000            68,400
ARCO Chemical Co., 9.8%, 2/1/2020                                                                430,000           485,900
Associated Materials, Inc., Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014                                                               265,000           184,175
Caraustar Industries, Inc., 9.875%, 4/1/2011 (d)                                                  85,000            89,250
Constar International, Inc., 144A, 6.149%**, 2/15/2012                                            60,000            60,000
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                                 85,000            83,300
13.0%, 6/15/2009 (d)                                                                             205,000           184,500
Edgen Acquisition Corp., 144A, 9.875%, 2/1/2011                                                   60,000            60,150
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                                  145,000           161,675
9.375%, 2/1/2013                                                                                 100,000           111,750
Hercules, Inc., 6.75%, 10/15/2029                                                                 95,000            93,100
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                          110,000           126,225
Huntsman International LLC, 10.125%, 7/1/2009                              EUR                    85,000           114,868
Huntsman LLC, 11.625%, 10/15/2010                                                                153,000           179,010
IMC Global, Inc.:
7.375%, 8/1/2018                                                                                  35,000            36,050
10.875%, 8/1/2013 (d)                                                                             60,000            71,700
Intermet Corp., 9.75%, 6/15/2009 * (d)                                                            45,000            25,200
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                                  105,000           104,475
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                           175,000           194,250
144A, 13.0%, 9/30/2013                                                                            74,000            75,850
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                         180,000           188,100
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 * (d)                                           169,252            98,166
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 6/15/2009                                            20,000            18,000
11.125%, 9/1/2009                                                                                110,000           110,000
Portola Packaging, Inc., 8.25%, 2/1/2012 (d)                                                     110,000            82,500
Rockwood Specialties Group, Inc., 144A, 7.625%, 11/15/2014                 EUR                    90,000           118,125
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                                   55,000            56,238
Texas Industries, Inc., 10.25%, 6/15/2011                                                         65,000            73,613
TriMas Corp., 9.875%, 6/15/2012                                                                  250,000           255,000
UAP Holding Corp., Step-up Coupon,
0% to 1/15/2008, 10.75% to 7/15/2012                                                              90,000            71,550
United States Steel LLC:
9.75%, 5/15/2010                                                                                 105,000           116,288
10.75%, 8/1/2008 (d)                                                                              15,000            17,250
                                                                                                              ------------
                                                                                                                 3,714,658

Telecommunication Services 3.5%
AirGate PCS, Inc., 144A, 6.41%**, 10/15/2011                                                      50,000            51,000
American Cellular Corp., Series B, 10.0%, 8/1/2011                                               200,000           184,000
AT&T Corp.:
9.05%, 11/15/2011                                                                                265,000           301,106
9.75%, 11/15/2013                                                                                160,000           195,200
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (d)                                                                              40,000            39,800
8.375%, 1/15/2014 (d)                                                                            315,000           310,275
144A, 8.375%, 1/15/2014                                                                           35,000            34,475
Crown Castle International Corp., 9.375%, 8/1/2011                                                60,000            65,250
Dobson Communications Corp., 8.875%, 10/1/2013 (d)                                                80,000            62,800
Insight Midwest LP, 9.75%, 10/1/2009 (d)                                                          50,000            52,250
LCI International, Inc., 7.25%, 6/15/2007                                                        130,000           122,525
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011 (d)                                             60,000            52,650
MCI, Inc., 8.735%, 5/1/2014 (d)                                                                  345,000           379,500
Nextel Communications, Inc.:
5.95%, 3/15/2014                                                                                 120,000           119,400
7.375%, 8/1/2015                                                                                 270,000           285,187
Nextel Partners, Inc., 8.125%, 7/1/2011                                                           85,000            90,312
Qwest Corp., 7.25%, 9/15/2025                                                                    165,000           154,275
Qwest Services Corp.:
144A, 14.0%, 3/15/2005                                                                           165,000           190,987
144A, 14.5%, 12/15/2014                                                                          100,000           120,750
Rural Cellular Corp., 9.875%, 2/1/2010                                                            25,000            25,125
SBA Telecom, Inc., Step-up Coupon,
0% to 12/15/2007, 9.75% to 12/15/2011 (d)                                                         35,000            30,188
Triton PCS, Inc., 8.5%, 6/1/2013 (d)                                                              30,000            27,600
Ubiquitel Operating Co., 9.875%, 3/1/2011 (d)                                                     35,000            38,588
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (d)                                                  65,000            71,988
Western Wireless Corp., 9.25%, 7/15/2013                                                          15,000            17,100
                                                                                                              ------------
                                                                                                                 3,022,331

Utilities 2.7%
AES Corp., 144A, 8.75%, 5/15/2013                                                                205,000           223,450
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012 (d)                                                                       200,000           212,000
144A, 10.25%, 11/15/2007                                                                          20,000            22,100
Aquila, Inc., 14.875%, 7/1/2012                                                                   20,000            27,400
Calpine Corp.:
8.25%, 8/15/2005 (d)                                                                             125,000           125,000
144A, 8.5%, 7/15/2010 (d)                                                                        175,000           137,375
CMS Energy Corp.:
7.5%, 1/15/2009                                                                                   65,000            66,950
8.5%, 4/15/2011                                                                                  150,000           162,000
9.875%, 10/15/2007                                                                               135,000           146,475
DPL, Inc., 6.875%, 9/1/2011                                                                      120,000           127,496
Mission Energy Holding Co., 13.5%, 7/15/2008                                                     180,000           216,000
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                                       60,000            59,689
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                         286,000           302,445
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                                  125,000           134,375
10.0%, 10/1/2009                                                                                 185,000           207,663
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                                125,000           131,875
                                                                                                              ------------
                                                                                                                 2,302,293


Total Corporate Bonds (Cost $28,734,585)                                                                        28,455,504
                                                                                                              ------------
Foreign Bonds - US$ Denominated 21.9%
Consumer Discretionary 1.2%
Advertising Directory Solutions, Inc., 144A, 9.25%, 11/15/2012                                    70,000            73,500
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                           153,000           175,950
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                                  150,000           165,750
Shaw Communications, Inc.:
7.25%, 4/6/2011 (d)                                                                               60,000            64,050
8.25%, 4/11/2010                                                                                 185,000           203,500
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                                             180,000           136,125
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                            55,000            56,100
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (d)                                            115,000           109,250
                                                                                                              ------------
                                                                                                                   984,225

Consumer Staples 0.2%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                             110,000           122,100
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                             30,000            28,950
                                                                                                              ------------
                                                                                                                   151,050

Energy 1.2%
Luscar Coal Ltd., 9.75%, 10/15/2011                                                              115,000           126,500
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                              200,000           228,500
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                                     405,005           454,618
Petroliam Nasional Berhad:
7.625%, 10/15/2026                                                                                40,000            47,150
7.75%, 8/15/2015                                                                                  80,000            94,042
Secunda International Ltd., 144A, 10.66%**, 9/1/2012                                              85,000            85,213
                                                                                                              ------------
                                                                                                                 1,036,023

Financials 0.4%
Conproca SA de CV, 12.0%, 6/16/2010                                                              100,000           122,000
Eircom Funding, 8.25%, 8/15/2013                                                                  90,000            97,875
Mizuho Financial Group, 8.375%, 12/29/2049                                                        35,000            37,808
New ASAT (Finance) Ltd., 9.25%, 2/1/2011                                                          95,000            78,850
                                                                                                              ------------
                                                                                                                   336,533

Health Care 0.1%
Biovail Corp., 7.875%, 4/1/2010 (d)                                                              100,000            99,500
                                                                                                              ------------
Industrials 0.9%
CP Ships Ltd., 10.375%, 7/15/2012                                                                110,000           125,675
Grupo Transportacion Ferroviaria Mexicana SA de CV:
10.25%, 6/15/2007                                                                                230,000           243,800
11.75%, 6/15/2009                                                                                115,000           115,000
12.5%, 6/15/2012                                                                                 105,000           119,700
LeGrand SA, 8.5%, 2/15/2025                                                                       90,000           108,450
Stena AB:
7.0%, 12/1/2016                                                                                   45,000            41,625
9.625%, 12/1/2012                                                                                 35,000            38,763
                                                                                                              ------------
                                                                                                                   793,013

Information Technology 0.1%
Flextronics International Ltd., 6.25%, 11/15/2014                                                 70,000            66,500
                                                                                                              ------------
Materials 1.5%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014 (d)                                                  100,000           103,375
Avecia Group PLC, 11.0%, 7/1/2009                                                                 23,000            24,035
Cascades, Inc.:
7.25%, 2/15/2013                                                                                 110,000           112,750
144A, 7.25%, 2/15/2013                                                                            10,000            10,250
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                                100,000           102,000
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                         75,000            87,000
ISPAT Inland ULC, 9.75%, 4/1/2014                                                                122,000           142,740
Novelis, Inc., 144A, 7.25%, 2/15/2015                                                            115,000           112,700
Rhodia SA, 8.875%, 6/1/2011 (d)                                                                  220,000           213,950
Tembec Industries, Inc.:
8.5%, 2/1/2011 (d)                                                                               400,000           379,000
8.625%, 6/30/2009                                                                                 15,000            14,475
                                                                                                              ------------
                                                                                                                 1,302,275

Sovereign Bonds 14.6%
Aries Vermogensverwaltung GmbH, 144A, Series C, 9.6%, 10/25/2014                                 250,000           301,380
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                                            500,000           466,250
Dominican Republic:
9.04%, 1/23/2013                                                                                 270,000           246,375
144A, 9.04%, 1/23/2013                                                                            70,000            63,875
9.5%, 9/27/2006                                                                                  210,000           194,250
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond,
LIBOR plus .8125%, 3.063%**, 4/15/2005                                                           140,000           124,950
Floating Rate Note Debt Conversion Bond,
LIBOR Plus .875%, 3.125%**, 4/15/2005                                                            185,296           173,955
8.875%, 10/14/2019                                                                               135,000           131,760
9.25%, 10/22/2010                                                                                 70,000            73,500
11.0%, 1/11/2012                                                                                 190,000           214,700
11.0%, 8/17/2040                                                                                 530,000           589,890
14.5%, 10/15/2009                                                                                220,000           276,320
Kingdom of Morocco, Series A, 2.781%, 2/7/2005                                                   224,000           220,304
Republic of Argentina:
9.75%, 9/19/2027 *                                                                               590,000           153,400
Series BGL4, 11.0%, 10/9/2006 *                                                                   50,000            12,000
11.375%, 3/15/2010 *                                                                             905,000           271,500
11.375%, 1/30/2017 *                                                                              35,000             9,100
Series BGL5, 11.375%, 1/30/2017 *                                                                 15,000             4,500
11.75%, 4/7/2009 *                                                                               120,000            36,000
11.75%, 6/15/2015 *                                                                              120,000            36,000
12.375%, 2/21/2012 *                                                                             200,000            60,000
Series 2008, 15.5%, 12/19/2049 *                                                                 530,000           132,500
Republic of Bulgaria, 8.25%, 1/15/2015                                                           710,000           863,360
Republic of Colombia:
10.375%, 1/28/2033                                                                                80,000            84,800
10.75%, 1/15/2013                                                                                220,000           245,850
11.75%, 2/25/2020                                                                                110,000           130,900
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10.0% to 8/15/2030                                                            440,000           391,600
Republic of Philippines:
9.375%, 1/18/2017                                                                                690,000           727,950
9.5%, 2/2/2030                                                                                   270,000           263,925
9.875%, 1/15/2019                                                                                205,000           214,225
Republic of Turkey:
7.25%, 3/15/2015                                                                                  15,000            14,663
7.375%, 2/5/2025                                                                                 340,000           319,600
8.0%, 2/14/2034                                                                                   60,000            58,875
11.875%, 1/15/2030                                                                                80,000           106,200
12.375%, 6/15/2009                                                                               340,000           408,850
20.0%, 10/17/2007                                                                                     35                29
Republic of Uruguay, 7.875%, 1/15/2033 (PIK)                                                         404               348
Republic of Venezuela:
Floating Rate Note Debt Conversion Bond,
LIBOR plus 1.000%, 3.68%**, 4/10/2005                                                            160,000           143,200
8.5%, 10/8/2014                                                                                  130,000           128,050
9.25%, 9/15/2027                                                                                 360,000           357,480
9.375%, 1/13/2034                                                                                320,000           316,800
10.75%, 9/19/2013 (d)                                                                            590,000           656,375
Russian Federation, Step-up Coupon,
5.0% to 3/31/2007, 7.5% to 3/31/2030                                                           1,035,000         1,060,358
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                                        510,000           468,843
Series VII, 3.0%, 5/14/2011                                                                      410,000           343,129
United Mexican States:
Series A, 6.625%, 3/3/2015                                                                       870,000           906,540
8.3%, 8/15/2031                                                                                  110,000           125,950
Series A, 9.875%, 2/1/2010                                                                       220,000           261,800
                                                                                                              ------------
                                                                                                                12,392,209

Telecommunication Services 1.6%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                           20,000            17,350
Axtel SA:
11.0%, 12/15/2013 (d)                                                                             85,000            89,887
144A, 11.0%, 12/15/2013                                                                           15,000            15,863
Embratel, Series B, 11.0%, 12/15/2008                                                             85,000            93,925
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                             110,000           101,475
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *                                             20,000            14,400
INTELSAT, 6.5%, 11/1/2013 (d)                                                                     40,000            32,100
Intelsat Bermuda Ltd., 144A, 7.805%**, 1/15/2012                                                  40,000            40,600
Millicom International Cellular SA, 144A, 10.75%, 2/13/2005                                      195,000           198,900
Mobifon Holdings BV, 12.5%, 7/31/2010                                                            175,000           213,719
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                            70,000            71,575
Nortel Networks Corp., 6.875%, 9/1/2023                                                           90,000            83,250
Nortel Networks Ltd., 6.125%, 2/15/2006                                                          335,000           335,837
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                            10,000             9,700
                                                                                                              ------------
                                                                                                                 1,318,581

Utilities 0.1%
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (d)                                                145,000           102,950
                                                                                                              ------------

Total Foreign Bonds - US$ Denominated (Cost $18,377,276)                                                        18,582,859
                                                                                                              ------------
Foreign Bonds - Non US$ Denominated 17.3%
Consumer Discretionary 0.1%
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                       EUR                    50,000            61,898
                                                                                                              ------------
Financials 3.4%
KFW Bankengruppe, 5.0%, 7/4/2011                                           EUR                 2,080,000         2,959,014
                                                                                                              ------------
Industrials 0.1%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                               EUR                    50,000            66,436
                                                                                                              ------------
Sovereign Bonds 14.0%
Federal Republic of Germany, 6.25%, 1/4/2024                               EUR                 1,310,000         2,199,647
Federative Republic of Brazil, 8.5%, 9/24/2012                             EUR                   130,000           176,355
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013                                             MXN                 1,419,000           109,887
Series M-20, 8.0%, 12/7/2023                                               MXN                 2,230,000           154,745
Series M-20, 10.0%, 12/5/2024                                              MXN                 3,970,000           329,967
Province of Ontario, 1.875%, 1/25/2010                                     JPY               140,000,000         1,390,473
Republic of Argentina:
7.5%, 5/23/2049 *                                                          EUR                   201,939            80,495
7.82% 12/31/2033 *                                                         EUR                    80,000            81,926
8.0%, 2/26/2008                                                            EUR                   160,000            61,186
8.125%, 10/4/2049 *                                                        EUR                   380,000            98,519
Series EMTN, 10.0%, 1/7/2049 *                                             EUR                    80,000            23,852
11.75%, 11/13/2026 *                                                       EUR                    46,016            12,527
Republic of Colombia, 12.0%, 10/22/2015                                    COP               175,000,000            70,308
Republic of Greece, 4.65%, 4/19/2007                                       EUR                 2,105,000         2,841,021
Republic of Romania, 8.5%, 5/8/2012                                        EUR                   180,000           297,618
Republic of Turkey, 15.0%, 2/10/2010                                       TRY                   740,000           546,588
United Kingdom Treasury Bond, 4.75%, 9/7/2015                              GBP                 1,700,000         3,227,999
                                                                                                              ------------
                                                                                                                11,703,113


Total Foreign Bonds - Non US$ Denominated (Cost $13,240,735)                                                    14,790,461
                                                                                                              ------------
US Government Backed 11.9%
US Treasury Bond:
5.375%, 2/15/2031 (d)                                                                            540,000           588,537
6.0%, 2/15/2026 (d)                                                                              275,000           314,585
7.5%, 11/15/2016                                                                                  30,000            37,612
8.5%, 2/15/2020 (d)                                                                              760,000         1,057,498
10.375%, 11/15/2012                                                                            3,350,000         3,881,029
12.75%, 11/15/2010                                                                               500,000           528,672
US Treasury Note:
3.625%, 1/15/2010                                                                                550,000           536,830
5.75%, 8/15/2010 (d)                                                                           3,000,000         3,219,375

                                                                                                              -------------
Total US Government Backed (Cost $10,145,546)                                                                   10,164,138

US Government Sponsored Agencies 2.8%
Federal Home Loan Mortgage Corp., 5.125%, 7/15/2012 (d)
(Cost $2,374,913)                                                                              2,350,000         2,407,291
                                                                                                              ------------
Convertible Bond 0.2%
Consumer Discretionary
DIMON, Inc., 6.25%, 3/31/2007                                                                    135,000           132,637
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006                                               55,000            54,725
                                                                                                              ------------
Total Convertible Bond (Cost $182,948)                                                                             187,362

                                                                                                  Shares          Value ($)
                                                                                                  ------          ---------
Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*
(Cost $19,825)                                                                                     2,058            26,758
                                                                                                              ------------

Preferred Stocks 0.3%
Paxson Communications Corp., 14.25% (PIK)(d)                                                          18           122,445
TNP Enterprises, Inc., 14.5%, "D" (PIK)                                                               87            96,234

                                                                                                              ------------
Total Preferred Stocks (Cost $263,449)                                                                             218,679

                                                                                               Principal
                                                                                               Amount ($)         Value ($)
                                                                                               ----------         ---------

Loan Participation 0.2%
Citigroup Global (Severstal), 8.625%, 2/24/2009                                                   54,000            55,064
Republic of Algeria, Floating Rate Debt Conversion Bond,
LIBOR plus .8125, 4.003%**, 3/4/2010                                                             105,000           103,950

                                                                                                              ------------
Total Loan Participation (Cost $155,314)                                                                           159,014

                                                                                                  Shares          Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A*                                                                          10                 0
TravelCenters of America, Inc.*                                                                       20                 3
                                                                                                              ------------
Total Warrants (Cost $100)                                                                                               3

Other Investments 0.2%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029
(Cost $148,812)                                                                                  190,000           152,000
                                                                                                              ------------

                                                                                                  Shares          Value ($)

Securities Lending Collateral 15.7%
Daily Assets Fund Institutional, 2.83% (c)(e)
(Cost $13,356,125)                                                                            13,356,125        13,356,125
                                                                                                              ------------

Cash Equivalents 9.2%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $7,876,892)                                                                              7,876,892         7,876,892
                                                                                                              ------------

                                                                                                 % of
                                                                                              Net Assets          Value ($)
                                                                                              ----------          ---------

Total Investment Portfolio  (Cost $94,876,520)                                                     113.1        96,377,086
Other Assets and Liabilities, Net                                                                  -13.1       -11,161,454
                                                                                                              ------------
Net Assets                                                                                         100.0        85,215,632
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default.

                                                Maturity       Principal                     Acquisition
Security                        Coupon            Date         Amount(d)                        Cost($)         Value($)
------------------------------------------------------------------------------------------------------------------------------
Congoleum Corp.                          8.625    8/1/2008            60,000       USD             $ 41,650          $ 60,900
------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc.             9.75    9/1/2013            20,000       USD               15,529            12,800
------------------------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV                   10.0   7/15/2004            20,000       USD               13,175            14,400
------------------------------------------------------------------------------------------------------------------------------
Intermet Corp.                            9.75   6/15/2009            45,000       USD               18,450            25,200
------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                   12.0  10/15/2010           169,252       USD              107,302            98,166
------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina:
                                           7.5   5/23/2049           201,939       EUR               60,356            80,495
                                          7.82  12/31/2033            80,000       EUR               93,354            81,926
                                           8.0   2/26/2008           160,000       EUR               51,060            61,186
                                         8.125   10/4/2049           380,000       EUR              153,452            98,519
                                          9.75   9/19/2027           590,000       USD              156,710           153,400
                                          10.0    1/7/2049            80,000       EUR               24,761            23,852
                                          11.0   10/9/2006            50,000       USD               11,000            12,000
                                        11.375   3/15/2010           905,000       USD              269,445           271,500
                                        11.375   1/30/2017            15,000       USD                4,669             4,500
                                        11.375   1/30/2017            35,000       USD               11,533             9,100
                                         11.75    4/7/2009           120,000       USD               38,513            36,000
                                         11.75   6/15/2015           120,000       USD               38,871            36,000
                                         11.75  11/13/2026            46,016       EUR               11,189            12,527
                                        12.375   2/21/2012           200,000       USD               63,750            60,000
                                          15.5  12/19/2049           530,000       USD              169,865           132,500
------------------------------------------------------------------------------------------------------------------------------
Trump Holdings & Funding                12.625   3/15/2010            75,000       USD               77,767            81,563
------------------------------------------------------------------------------------------------------------------------------
                                                                                                 $1,432,401       $ 1,366,534
------------------------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $13,126,404, which is 15.4% of total net assets.

(e) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate

PIK: Denotes that all or a portion of the income is paid in kind.

At March 31, 2005, open futures contracts purchased were as follows:

                                            Expiration                        Aggregate                          Unrealized
Futures                                       Date       Contracts           Face Value ($)      Value ($)     Appreciation($)
--------------------------------------------------------------------------------------------------------------------------------
10 Year Germany Bond                        6/8/2005        36            5,467,835               5,535,152              67,317
--------------------------------------------------------------------------------------------------------------------------------
10 Year Japanese Government Bond            6/9/2005         6            7,685,506               7,800,615             115,109
--------------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                           182,426
--------------------------------------------------------------------------------------------------------------------------------

At March 31, 2005, open futures contracts sold were as follows:

                                           Expiration                         Aggregate                          Unrealized
Futures                                       Date       Contracts           Face Value ($)      Value ($)     Depreciation($)
--------------------------------------------------------------------------------------------------------------------------------
10 Year Canada Bond                        6/21/2005         7            (648,704)                (645,317)              3,387
--------------------------------------------------------------------------------------------------------------------------------
UK Treasury Bond                           6/28/2005        10          (2,066,185)              (2,079,668)            (13,483)
--------------------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Bond                   6/21/2005        85          (9,329,777)              (9,287,578)             42,199
--------------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                            32,103
--------------------------------------------------------------------------------------------------------------------------------

At March 31, 2005, open credit default contracts were as follows:

                                                                                                                  Net unrealized
                                                                                  Notional                        Appreciation/
                                                                                 Amount ($)        Value ($)   Depreciation ($)
-----------------------------------------------------------------------------------------------------------------------------------

Agreement with JPMorgan Chase effective 3/21/05, expiring 12/20/2009 where the fund pays 3.75% of the notional amount. If a security in a basket of 100 high yield names defaults, the fund receives par value on the amount in the basket
and pays recovery value.                                                          4,513,500       4,411,000         102,500
-----------------------------------------------------------------------------------------------------------------------------------

Agreement with JPMorgan Chase effective 3/21/05, expiring 6/20/2010 where the fund receives 2.10% of the notional amount. If a country in a basket of 17 emerging market countries defaults, the fund pays out par value on the amount
in the basket and receives recovery value of the country's bonds.                 4,343,027       4,312,000         (31,027)
-----------------------------------------------------------------------------------------------------------------------------------

As of March 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                        Unrealized
       Contracts to Deliver                In Exchange For               Date       Appreciation (US $)
-------------------------------------------------------------------------------------------------------
USD                         60,000 BRL                      162,120    4/28/2005                    11
-------------------------------------------------------------------------------------------------------
EUR                          4,835 USD                        6,519    9/9/2005                    220
-------------------------------------------------------------------------------------------------------
USD                         78,000 MXN                      881,946    4/28/2005                   513
-------------------------------------------------------------------------------------------------------
EUR                         15,582 USD                       20,748    5/27/2005                   521
-------------------------------------------------------------------------------------------------------
TRY                        200,000 USD                      146,843    4/28/2005                   590
-------------------------------------------------------------------------------------------------------
USD                        117,447 ARS                      345,000    4/28/2005                   754
-------------------------------------------------------------------------------------------------------
EUR                         56,571 USD                       74,207    5/27/2005                   769
-------------------------------------------------------------------------------------------------------
MXN                      1,230,505 USD                      109,837    5/27/2005                   928
-------------------------------------------------------------------------------------------------------
ARS                        566,036 USD                      190,520    8/26/2005                 1,011
-------------------------------------------------------------------------------------------------------
USD                        188,231 EUR                      146,000    4/28/2005                 1,139
-------------------------------------------------------------------------------------------------------
EUR                         71,200 USD                       93,642    5/27/2005                 1,214
-------------------------------------------------------------------------------------------------------
USD                        186,503 MXN                    2,110,000    4/28/2005                 1,335
-------------------------------------------------------------------------------------------------------
EUR                        118,000 USD                      154,515    4/28/2005                 1,463
-------------------------------------------------------------------------------------------------------
MXN                      2,124,000 USD                      191,257    4/28/2005                 2,172
-------------------------------------------------------------------------------------------------------
USD                         67,000 BRL                      187,533    4/28/2005                 2,418
-------------------------------------------------------------------------------------------------------
TRY                        144,925 USD                      110,000    4/28/2005                 4,022
-------------------------------------------------------------------------------------------------------
EUR                        926,000 USD                    1,205,383    4/28/2005                 4,313
-------------------------------------------------------------------------------------------------------
EUR                        150,000 USD                      200,130    4/28/2005                 5,572
-------------------------------------------------------------------------------------------------------
TRY                        195,000 USD                      151,034    4/28/2005                 8,438
-------------------------------------------------------------------------------------------------------
EUR                        366,906 USD                      486,593    5/27/2005                10,297
-------------------------------------------------------------------------------------------------------
EUR                      2,662,879 USD                    3,477,666    4/28/2005                23,772
-------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                   71,472
-------------------------------------------------------------------------------------------------------


                                                                                        Unrealized
       Contracts to Deliver                In Exchange For               Date       Depreciation (US $)
-------------------------------------------------------------------------------------------------------
MXN                         77,301 USD                        6,736    5/27/2005                  (106)
-------------------------------------------------------------------------------------------------------
USD                         25,000 RUB                      690,125    4/28/2005                  (253)
-------------------------------------------------------------------------------------------------------
USD                         70,000 RUB                    1,941,800    4/28/2005                  (369)
-------------------------------------------------------------------------------------------------------
USD                        189,844 EUR                      146,000    4/28/2005                  (474)
-------------------------------------------------------------------------------------------------------
USD                         73,950 EUR                       56,571    5/27/2005                  (512)
-------------------------------------------------------------------------------------------------------
USD                         55,000 ARS                      162,663    8/26/2005                  (540)
-------------------------------------------------------------------------------------------------------
ARS                        345,000 USD                      117,547    4/28/2005                  (655)
-------------------------------------------------------------------------------------------------------
USD                         60,000 IDR                  561,300,000    4/28/2005                  (869)
-------------------------------------------------------------------------------------------------------
USD                         95,000 MXN                    1,057,265    4/28/2005                  (879)
-------------------------------------------------------------------------------------------------------
USD                        189,000 CLP                  110,205,900    4/28/2005                  (967)
-------------------------------------------------------------------------------------------------------
USD                        165,000 MXN                    1,838,100    4/28/2005                (1,367)
-------------------------------------------------------------------------------------------------------
USD                         90,000 RUB                    2,469,600    4/28/2005                (1,443)
-------------------------------------------------------------------------------------------------------
CLP                    110,205,900 USD                      186,363    4/28/2005                (1,669)
-------------------------------------------------------------------------------------------------------
USD                        138,000 BRL                      367,908    4/28/2005                (1,814)
-------------------------------------------------------------------------------------------------------
BRL                        187,533 USD                       66,738    4/28/2005                (2,680)
-------------------------------------------------------------------------------------------------------
USD                        138,000 ARS                      403,374    8/26/2005                (2,950)
-------------------------------------------------------------------------------------------------------
USD                        135,821 IDR                1,249,550,000    4/28/2005                (4,185)
-------------------------------------------------------------------------------------------------------
TRY                        170,568 USD                      120,000    4/28/2005                (4,730)
-------------------------------------------------------------------------------------------------------
USD                        181,135 TRY                      241,000    4/28/2005                (4,901)
-------------------------------------------------------------------------------------------------------
BRL                        530,020 USD                      191,070    4/28/2005                (5,125)
-------------------------------------------------------------------------------------------------------
BRL                        530,028 USD                      190,964    4/28/2005                (5,234)
-------------------------------------------------------------------------------------------------------
MXN                      5,473,000 USD                      478,158    4/28/2005                (9,063)
-------------------------------------------------------------------------------------------------------
USD                        389,440 EUR                      291,000    4/28/2005               (11,997)
-------------------------------------------------------------------------------------------------------
GBP                      1,019,863 USD                    1,902,045    4/28/2005               (22,360)
-------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                  (85,142)
-------------------------------------------------------------------------------------------------------


Currency Abbreviations
-------------------------------------------------------------------------------------------------------
ARS               Argentine Peso                IDR                 Indonesian Rupiah
-------------------------------------------------------------------------------------------------------
BRL               Brazilian Real                JPY                 Japanese Yen
-------------------------------------------------------------------------------------------------------
CLP               Chilean Peso                  MXN                 Mexican Peso
-------------------------------------------------------------------------------------------------------
COP               Colombian Peso                RUB                 Russian Ruble
-------------------------------------------------------------------------------------------------------
EUR               Euro                          TRY                 Turkish Lira
-------------------------------------------------------------------------------------------------------
GBP               British Pound                 USD                 United States Dollar
-------------------------------------------------------------------------------------------------------


Scudder Variable Series II Technology Growth Portfolio
Investment Portfolio as of March 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------

                                                                                          Shares             Value ($)
                                                                                   -----------------------------------
Common Stocks 97.0%
Consumer Discretionary 2.2%
Internet & Catalog Retail
eBay, Inc.*                                                                              123,800            4,612,788
                                                                                                          -----------
Health Care 0.8%
Health Care Equipment & Supplies
Waters Corp.*                                                                             46,300            1,657,077
                                                                                                          -----------
Information Technology 92.9%
Communications Equipment 17.7%
Avaya, Inc.*                                                                              87,900            1,026,672
Avocent Corp.* (c)                                                                       148,900            3,820,774
Cisco Systems, Inc.*                                                                     450,100            8,052,289
Comverse Technologies, Inc.*                                                             104,900            2,645,578
Corning, Inc.*                                                                           356,100            3,963,393
LG Electronics, Inc.                                                                      39,400            2,642,186
Motorola, Inc.                                                                           416,684            6,237,760
QUALCOMM, Inc.                                                                           168,416            6,172,446
Scientific-Atlanta, Inc.                                                                  87,400            2,466,428
                                                                                                          -----------
                                                                                                           37,027,526

Computers & Peripherals 15.7%
Apple Computer, Inc.*                                                                     26,600            1,108,422
ATI Technologies, Inc.* (c)                                                              177,800            3,068,828
Dell, Inc.*                                                                               56,375            2,165,928
EMC Corp.*                                                                               706,700            8,706,544
International Business Machines Corp.                                                     53,700            4,907,106
Lexmark International, Inc. "A"*                                                          41,925            3,352,742
Network Appliance, Inc.*                                                                  74,900            2,071,734
QLogic Corp.*                                                                             39,000            1,579,500
Quanta Computer, Inc.                                                                  1,771,053            2,973,678
Sun Microsystems, Inc.*                                                                  727,300            2,938,292
                                                                                                          -----------
                                                                                                           32,872,774

Electrical Equipment 0.2%
Hon Hai Precision Industry Co., Ltd. (GDR), 144A                                          59,000              520,380
                                                                                                          -----------
Electronic Equipment & Instruments 1.1%
Tektronix, Inc.                                                                           90,800            2,227,324
                                                                                                          -----------
Internet Software & Services 5.6%
Check Point Software Technologies Ltd.*                                                  154,400            3,356,656
Google, Inc. "A"*                                                                          9,400            1,696,794
VeriSign, Inc.*                                                                           57,600            1,653,120
Yahoo!, Inc.*                                                                            144,600            4,901,940
                                                                                                          -----------
                                                                                                           11,608,510

IT Consulting & Services 6.2%
Accenture Ltd. "A"*                                                                      114,400            2,762,760
Affiliated Computer Services, Inc. "A"*                                                  105,000            5,590,200
Convergys Corp.*                                                                         164,800            2,460,464
Paychex, Inc.                                                                             68,708            2,254,997
                                                                                                          -----------
                                                                                                           13,068,421

Semiconductors & Semiconductor Equipment 23.0%
Advanced Micro Devices, Inc.*                                                            212,400            3,423,888
Altera Corp.*                                                                            120,200            2,377,556
Applied Materials, Inc.*                                                                 267,800            4,351,750
Broadcom Corp. "A"*                                                                      150,958            4,516,663
Intel Corp.                                                                              487,789           11,331,338
Maxim Integrated Products, Inc.                                                           98,434            4,022,998
Microchip Technology, Inc.                                                               126,100            3,279,861
National Semiconductor Corp.                                                             154,500            3,184,245
Samsung Electronics Co., Ltd.                                                              5,770            2,852,329
Texas Instruments, Inc.                                                                  126,000            3,211,740
Xilinx, Inc.                                                                             189,700            5,544,931
                                                                                                          -----------
                                                                                                           48,097,299

Software 23.4%
Amdocs Ltd.*                                                                              86,800            2,465,120
BEA Systems, Inc.*                                                                       407,658            3,249,034
Intuit, Inc.*                                                                             79,313            3,471,530
Mercury Interactive Corp.*                                                                13,500              639,630
Microsoft Corp.                                                                          761,646           18,408,984
Oracle Corp.*                                                                          1,072,800           13,388,544
Symantec Corp.*                                                                          124,400            2,653,452
TIBCO Software, Inc.*                                                                    210,600            1,568,970
VERITAS Software Corp.* (c)                                                              130,556            3,031,510
                                                                                                          -----------
                                                                                                           48,876,774

Telecommunication Services 1.1%
Wireless Telecommunication Services
Syniverse Holdings, Inc.*                                                                163,900            2,261,820
                                                                                                          -----------

Total Common Stocks (Cost $187,804,763)                                                                   202,830,693
                                                                                                          -----------
Securities Lending Collateral 3.1%
Daily Assets Fund Institutional, 2.83% (b)(d)
(Cost $6,355,291)                                                                      6,355,291            6,355,291
                                                                                                          -----------
Cash Equivalents 3.8%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $8,022,047)                                                                      8,022,047            8,022,047
                                                                                                          -----------

                                                                                          % of
                                                                                         Net Assets          Value ($)
                                                                                         ----------          ---------

Total Investment Portfolio  (Cost $202,182,101)                                            103.9          217,208,031
Other Assets and Liabilities, Net                                                           -3.9           -8,189,950
                                                                                                          -----------
Net Assets                                                                                 100.0          209,018,081
                                                                                                          ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $6,105,424, which is 2.9% of net assets.

(d) Represents collateral held in connection with securities lending.

At March 31, 2005, open written options were as follows:

Written Options                                       Number of Option  Expiration    Strike Price           Value ($)
                                                                           Date
----------------------------------------------------------------------------------------------------------------------
Call Options
----------------------------------------------------------------------------------------------------------------------
Comverse Technologies, Inc.                                651           4/16/2005          25.0 42,315
----------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                  135           5/21/2005          50.0 25,650
----------------------------------------------------------------------------------------------------------------------
Put Options
----------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.                                       462           5/21/2005           7.5               20,790
----------------------------------------------------------------------------------------------------------------------
Total Outstanding written options (Premiums received $128,169)                                                 88,755
----------------------------------------------------------------------------------------------------------------------

GDR: Global Depositary Receipt

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


Scudder Variable Series II Templeton Foreign Value Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------

                                                                                         Shares            Value ($)
                                                                                   ---------------------------------


Common Stocks 92.6%
Australia 3.0%
Alumina Ltd.                                                                             13,145              59,795
AMP Ltd.                                                                                 11,360              62,115
Iluka Resources Ltd.                                                                      6,850              30,049
National Australia Bank Ltd.                                                              4,240              92,833
                                                                                                         ----------
(Cost $247,841)                                                                                             244,792

Bermuda 0.8%
ACE Ltd.                                                                                  1,590              65,619
(Cost $62,734)                                                                                           ----------

Brazil 1.3%
Companhia Vale do Rio Doce SA (ADR)                                                       1,530              40,652
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR)                                    2,050              64,165
                                                                                                         ----------
(Cost $91,983)                                                                                              104,817

Canada 1.9%
Alcan, Inc.                                                                               1,710              65,024
BCE, Inc.                                                                                 3,540              88,522
                                                                                                         ----------
(Cost $160,608)                                                                                             153,546

Cayman Island 0.8%
XL Capital Ltd. "A"                                                                         830              60,067
(Cost $62,648)                                                                                           ----------

China 0.5%
China Telecom Corp., Ltd. "H"                                                           112,000              39,131
(Cost $38,719)                                                                                           ----------

Denmark 0.8%
ISS AS                                                                                      780              63,379
(Cost $44,872)                                                                                           ----------

Finland 2.0%
Stora Enso Oyj                                                                            5,610              78,744
UPM-Kymmene Oyj                                                                           3,710              82,239
                                                                                                         ----------
(Cost $161,281)                                                                                             160,983

France 6.4%
Accor SA                                                                                  1,863              91,191
Axa                                                                                       2,970              79,118
Compagnie Generale des Etablissements Michelin "B"                                          800              52,578
Sanofi-Aventis                                                                            1,270             107,092
Suez SA                                                                                   2,020              54,360
Total SA                                                                                    360              84,233
Valeo SA                                                                                  1,120              49,857
                                                                                                         ----------
(Cost $469,586)                                                                                             518,429

Germany 5.8%
BASF AG                                                                                   1,680             119,103
Celesio AG                                                                                  526              43,005
Deutsche Post AG                                                                          5,386             131,469
E.ON AG                                                                                   1,120              96,098
Volkswagen AG                                                                             1,616              76,922
                                                                                                         ----------
(Cost $438,072)                                                                                             466,597

Hong Kong 2.8%
Cheung Kong Holdings Ltd.                                                                 8,000              70,774
Hutchison Whampoa Ltd.                                                                   11,000              93,436
Swire Pacific Ltd. "A"                                                                    8,000              63,338
                                                                                                         ----------
(Cost $228,294)                                                                                             227,548

Israel 1.1%
Check Point Software Technologies Ltd.*                                                   3,980              86,525
(Cost $91,690)                                                                                           ----------

Italy 2.3%
Eni SpA                                                                                   4,319             112,142
Riunione Adriatica di Sicurta SpA                                                         2,940              69,172
                                                                                                         ----------
(Cost $166,297)                                                                                             181,314

Japan 11.0%
East Japan Railway Co.                                                                       15              80,574
Fuji Photo Film Co., Ltd.                                                                 1,400              51,180
Hitachi Ltd.                                                                             12,000              74,531
KDDI Corp.                                                                                   19              94,088
NEC Corp.                                                                                 9,000              54,388
Nintendo Co., Ltd.                                                                          700              76,378
Nippon Telegraph & Telephone Corp.                                                           20              87,476
Nomura Holdings, Inc.                                                                     5,000              69,943
Olympus Corp.                                                                             2,000              46,629
Sompo Japan Insurance, Inc.                                                               6,000              62,613
Sony Corp.                                                                                2,500              99,552
Takeda Chemical Industries Ltd.                                                           1,800              85,778
                                                                                                         ----------
(Cost $876,645)                                                                                             883,130

Korea 4.6%
Kookmin Bank (ADR)                                                                        1,560              69,654
Korea Electric Power Corp. (ADR)                                                          2,550              34,272
POSCO (ADR)                                                                                 760              37,514
Samsung Electronics Co., Ltd. (GDR), 144A                                                   706             174,735
SK Telecom Co., Ltd. (ADR)                                                                2,800              55,216
                                                                                                         ----------
(Cost $332,916)                                                                                             371,391

Mexico 0.9%
Telefonos de Mexico SA de CV "L" (ADR)                                                    2,020              69,751
(Cost $73,331)                                                                                           ----------

Netherlands 6.8%
Akzo Nobel NV                                                                             1,930              88,116
ING Groep NV                                                                              3,990             120,513
Koninklijke (Royal) Philips Electronics NV                                                4,199             115,667
Reed Elsevier NV                                                                          4,386              66,123
Unilever NV                                                                               1,240              84,389
Wolters Kluwer NV                                                                         3,910              71,416
                                                                                                         ----------
(Cost $510,229)                                                                                             546,224

Norway 1.4%
Norske Skogindustrier ASA                                                                 1,800              35,934
Telenor ASA                                                                               8,770              78,889
                                                                                                         ----------
(Cost $113,312)                                                                                             114,823

Portugal 1.0%
Portugal Telecom SGPS SA (Registered)                                                     6,849              80,260
(Cost $80,740)                                                                                           ----------

Singapore 0.9%
DBS Group Holdings Ltd.                                                                   8,000              72,210
(Cost $78,798)                                                                                           ----------

Spain 5.2%
Banco Santander Central Hispano SA                                                        8,500             103,464
Endesa SA                                                                                 1,460              32,837
Iberdrola SA                                                                              2,750              71,938
Repsolf YPF SA                                                                            4,549             120,414
Telefonica SA (ADR)                                                                       1,660              86,270
                                                                                                         ----------
(Cost $385,322)                                                                                             414,923

Sweden 4.6%
Atlas Copco AB "A"                                                                        1,790              85,691
Nordea Bank AB                                                                           11,760             118,916
Securitas AB "B"                                                                          4,900              78,307
Volvo AB "B"                                                                              2,030              89,716
                                                                                                         ----------
(Cost $348,726)                                                                                             372,630

Switzerland 3.9%
Lonza Group AG (Registered)                                                                 938              57,407
Nestle SA (Registered)                                                                      358              97,952
Swiss Re (Registered)                                                                     1,020              73,043
UBS AG (Registered)                                                                         970              81,911
                                                                                                         ----------
(Cost $293,117)                                                                                             310,313

Taiwan 1.3%
Chunghwa Telecom Co., Ltd. (ADR)                                                          2,390              50,644
Compal Electronics, Inc (GDR), 144A                                                      11,840              55,648
                                                                                                         ----------
(Cost $106,628)                                                                                             106,292

United Kingdom 21.5%
Alliance Unichem PLC                                                                      4,552              66,538
BAE Systems PLC                                                                          16,610              81,454
Boots Group PLC                                                                           5,590              65,865
BP PLC                                                                                    9,390              97,330
British Airways PLC*                                                                     13,040              65,056
British Sky Broadcasting Group PLC                                                        7,560              82,933
Cadbury Schweppes PLC                                                                     9,480              95,038
Compass Group PLC                                                                        27,104             123,696
GKN PLC                                                                                  11,191              53,663
GlaxoSmithKline PLC                                                                       4,185              95,931
HSBC Holdings PLC                                                                         4,400              69,954
National Grid Transco PLC                                                                 5,440              50,399
Pearson PLC                                                                               5,820              70,939
Rentokil Initial PLC                                                                     34,304             105,018
Rolls-Royce Group PLC                                                                    15,780              72,761
Rolls-Royce Group PLC "B"                                                               789,000               1,491
Royal Bank of Scotland Group PLC                                                          4,120             131,112
Shell Transport & Trading Co., PLC                                                       10,737              96,379
Shire Pharmaceuticals Group PLC                                                           7,480              85,448
Smiths Group PLC                                                                          4,310              69,353
Vodafone Group PLC                                                                       43,740             116,134
Yell Group PLC                                                                            4,060              36,290
                                                                                                         ----------
(Cost $1,670,093)                                                                                         1,732,782


Total Common Stocks (Cost $7,134,482)                                                                     7,447,476
                                                                                                         ----------
Cash Equivalents 9.1%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $729,324)                                                                         729,324             729,324
                                                                                                         ----------

                                                                                           % of
                                                                                              Net Assets   Value ($)

Total Investment Portfolio  (Cost $7,863,806)                                             101.7           8,176,800
Other Assets and Liabilities, Net                                                          -1.7            -134,485
                                                                                                         ----------
Net Assets                                                                                100.0           8,042,315
                                                                                                         ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At March 31, 2005, the Scudder Variable Series II Templeton Foreign Value
Portfolio had the following sector diversification:
                                                                                                          As a % of
                                                                                                         Investment
Sector                                                                                Value ($)           Portfolio
--------------------------------------------------------------------------------------------------------------------
Financials                                                                            1,536,370                18.8
Consumer Discretionary                                                                1,118,385                13.7
Industrials                                                                           1,093,256                13.4
Telecommunication Services                                                              846,380                10.3
Materials                                                                               694,576                 8.5
Health Care                                                                             530,421                 6.5
Energy                                                                                  510,497                 6.2
Information Technology                                                                  434,442                 5.3
Consumer Staples                                                                        343,244                 4.2
Utilities                                                                               339,905                 4.2
                                                                                                         -----------
Total Common Stocks                                                                   7,447,476                91.1
                                                                                                         -----------
Cash Equivalents                                                                        729,324                 8.9
                                                                                                         -----------
Total Investment Portfolio                                                            8,176,800               100.0
                                                                                                         -----------

Scudder Variable Series II Total Return Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Shares            Value ($)
                                                                                               --------------------------------

Common Stocks 58.9%
Consumer Discretionary 7.0%
Auto Components 0.0%
Aftermarket Technology Corp.*                                                                        4,900              80,850
Tenneco Automotive, Inc.*                                                                           16,000             199,360
                                                                                                                  ------------
                                                                                                                       280,210

Automobiles 0.4%
Harley-Davidson, Inc.                                                                               39,400           2,275,744
                                                                                                                  ------------
Hotels Restaurants & Leisure 1.1%
Ameristar Casinos, Inc.                                                                              2,900             158,572
Argosy Gaming Co.*                                                                                   7,600             348,992
California Pizza Kitchen, Inc.*                                                                     15,200             356,288
CEC Entertainment, Inc.*                                                                            12,100             442,860
CKE Restaurants, Inc.*                                                                              16,000             253,600
Dave & Buster's, Inc.*                                                                               5,300              99,110
International Game Technology                                                                       44,000           1,173,040
Jack in the Box, Inc.*                                                                               3,200             118,720
McDonald's Corp.                                                                                    60,200           1,874,628
Scientific Games Corp., "A"*                                                                        15,700             358,745
YUM! Brands, Inc.                                                                                   36,300           1,880,703
                                                                                                                  ------------
                                                                                                                     7,065,258

Household Durables 0.1%
American Woodmark Corp.                                                                              4,200             152,376
Fortune Brands, Inc.                                                                                 9,300             749,859
Hooker Furniture Corp.                                                                               1,800              34,002
                                                                                                                  ------------
                                                                                                                       936,237

Internet & Catalog Retail 0.3%
Coldwater Creek, Inc.*                                                                              12,300             227,304
eBay, Inc.*                                                                                         35,800           1,333,908
                                                                                                                  ------------
                                                                                                                     1,561,212

Leisure Equipment & Products 0.1%
Arctic Cat, Inc.                                                                                    12,800             346,368
                                                                                                                  ------------
Media 1.2%
aQuantive, Inc.*                                                                                     7,400              81,918
Comcast Corp., Special "A"*                                                                         41,400           1,382,760
LodgeNet Entertainment Corp.*                                                                       11,600             218,544
McGraw-Hill Companies, Inc.                                                                         22,300           1,945,675
Omnicom Group, Inc.                                                                                 26,200           2,319,224
R.H. Donnelley Corp.*                                                                                  900              52,281
Salem Communications Corp., "A"*                                                                     2,400              49,440
Scholastic Corp.*                                                                                    6,400             236,096
Viacom, Inc., "B"                                                                                   29,339           1,021,877
                                                                                                                  ------------
                                                                                                                     7,307,815

Multiline Retail 1.1%
Family Dollar Stores, Inc.                                                                          95,600           2,902,416
Kirkland's, Inc.*                                                                                   12,000             132,720
Kohl's Corp.*                                                                                       14,100             727,983
Target Corp.                                                                                        62,300           3,116,246
                                                                                                                  ------------
                                                                                                                     6,879,365

Specialty Retail 2.5%
Bed Bath & Beyond, Inc.*                                                                            12,100             442,134
Cato Corp., "A"                                                                                      2,600              83,850
Charming Shoppes, Inc.*                                                                             27,200             221,136
Dick's Sporting Goods, Inc.*                                                                         6,600             242,418
Home Depot, Inc.                                                                                    10,400             397,696
Limited Brands, Inc.                                                                               103,300           2,510,190
Lowe's Companies, Inc.                                                                              75,200           4,293,168
Men's Wearhouse, Inc.*                                                                               9,000             379,890
RadioShack Corp.                                                                                    65,600           1,607,200
Restoration Hardware, Inc.*                                                                          8,300              47,310
Sherwin-Williams Co.                                                                                58,600           2,577,814
Sonic Automotive, Inc.                                                                              13,700             311,127
Staples, Inc.                                                                                       45,000           1,414,350
Stein Mart, Inc.*                                                                                   13,000             292,500
The Yankee Candle Co., Inc.*                                                                           800              25,360
Too, Inc.*                                                                                          11,500             283,705
                                                                                                                  ------------
                                                                                                                    15,129,848

Textiles, Apparel & Luxury Goods 0.2%
Guess?, Inc.*                                                                                       16,300             223,310
K-Swiss Inc, "A"                                                                                    10,300             340,209
Phillips-Van Heusen Corp.                                                                            1,600              42,624
Quicksilver, Inc.*                                                                                   5,400             156,762
Skechers USA, Inc., "A"*                                                                            14,700             227,556
Wolverine World Wide, Inc.                                                                           1,500              32,145
                                                                                                                  ------------
                                                                                                                     1,022,606

Consumer Staples 4.3%
Beverages 0.6%
Boston Beer Co., Inc., "A"*                                                                          4,800             105,120
PepsiCo, Inc.                                                                                       66,020           3,501,041
                                                                                                                  ------------
                                                                                                                     3,606,161

Food & Staples Retailing 1.0%
Nash-Finch Co.                                                                                       5,600             212,744
Pantry, Inc.*                                                                                        3,600             111,492
Wal-Mart Stores, Inc.                                                                               78,200           3,918,602
Walgreen Co.                                                                                        45,200           2,007,784
                                                                                                                  ------------
                                                                                                                     6,250,622

Food Products 1.3%
ConAgra Foods, Inc.                                                                                 22,100             597,142
Dean Foods Co.*                                                                                     15,400             528,220
General Mills, Inc.                                                                                 73,600           3,617,440
Hershey Foods Corp.                                                                                 19,800           1,197,108
Kellogg Co.                                                                                         26,500           1,146,655
Lance, Inc.                                                                                         21,800             350,326
Unilever NV, (NY Shares)                                                                            10,700             732,094
                                                                                                                  ------------
                                                                                                                     8,168,985

Household Products 1.3%
Colgate-Palmolive Co.                                                                               23,300           1,215,561
Kimberly-Clark Corp.                                                                                53,500           3,516,555
Procter & Gamble Co.                                                                                60,200           3,190,600
                                                                                                                  ------------
                                                                                                                     7,922,716

Personal Products 0.1%
Nature's Sunshine Products, Inc.                                                                    13,700             235,229
                                                                                                                  ------------
Energy 6.9%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.                                                                                  41,000           1,824,090
Halliburton Co.                                                                                     28,800           1,245,600
Nabors Industries Ltd.*                                                                             33,400           1,975,276
Schlumberger Ltd.                                                                                   22,300           1,571,704
Transocean, Inc.*                                                                                   29,200           1,502,632
                                                                                                                  ------------
                                                                                                                     8,119,302

Oil & Gas 5.6%
Berry Petroleum Co., "A"                                                                             6,800             349,860
BP PLC, (ADR)                                                                                       53,100           3,313,440
Callon Petroleum Co.*                                                                               15,900             247,086
ChevronTexaco Corp.                                                                                 87,500           5,102,125
ConocoPhillips                                                                                      41,900           4,518,496
Denbury Resources, Inc.*                                                                             7,500             264,225
Devon Energy Corp.                                                                                  51,000           2,435,250
Energy Partners Ltd.*                                                                               11,700             303,849
EOG Resources, Inc.                                                                                 80,500           3,923,570
ExxonMobil Corp.                                                                                   111,100           6,621,560
Houston Exploration Co.*                                                                             5,100             290,445
KCS Energy, Inc.*                                                                                   19,800             304,128
Meridian Resource Corp.*                                                                            23,000             118,680
Mission Resources Corp.*                                                                            18,300             129,564
Overseas Shipholding Group, Inc.                                                                     6,600             415,206
Plains Exploration & Production Co.*                                                                10,400             362,960
Remington Oil & Gas Corp.*                                                                           6,100             192,272
Royal Dutch Petroleum Co., (NY Shares)                                                              44,800           2,689,792
Stone Energy Corp.*                                                                                  8,600             417,702
Tesoro Petroleum Corp.*                                                                              8,700             322,074
Valero Energy Corp.                                                                                 10,800             791,316
Vintage Petroleum, Inc.                                                                             13,100             412,126
XTO Energy, Inc.                                                                                    19,033             625,055
                                                                                                                  ------------
                                                                                                                    34,150,781

Financials 10.1%
Banks 4.1%
AmSouth Bancorp.                                                                                    67,600           1,754,220
BancFirst Corp.                                                                                        600              41,412
Bank of America Corp.                                                                              139,300           6,143,130
Banner Corp.                                                                                         3,200              86,304
BB&T Corp.                                                                                          44,600           1,742,968
Capitol Bancorp., Ltd.                                                                                 500              15,125
Cathay General Bancorp.                                                                                900              28,350
Central Pacific Financial Corp.                                                                        500              16,825
CoBiz, Inc.                                                                                          1,200              23,256
Columbia Banking Systems, Inc.                                                                       2,500              59,375
CVB Financial Corp.                                                                                 11,250             204,075
Downey Financial Corp.                                                                               4,500             276,885
Fidelity Bancshares, Inc.                                                                            5,750             132,135
First BanCorp.                                                                                       9,200             388,700
First Charter Corp.                                                                                  3,400              76,806
FirstFed Financial Corp.*                                                                            8,500             433,585
Frontier Financial Corp.                                                                             1,600              60,640
Harbor Florida Bancshares, Inc.                                                                      2,300              78,430
Nara Bancorp, Inc.                                                                                   6,800              95,540
Pacific Capital Bancorp.                                                                             1,100              32,758
PFF Bancorp., Inc.                                                                                   3,650             100,740
PNC Financial Services Group                                                                        71,300           3,670,524
Prosperity Bancshares, Inc.                                                                          4,700             124,503
R & G Financial Corp., "B"                                                                          13,300             414,561
Republic Bancorp., Inc.                                                                             15,800             213,932
Republic Bancorp., Inc., "A"                                                                         1,260              27,991
Southwest Bancorp. of Texas, Inc.                                                                   23,800             436,730
Sterling Bancshares, Inc.                                                                           16,900             239,980
Sterling Financial Corp.*                                                                            1,500              53,550
SunTrust Banks, Inc.                                                                                27,500           1,981,925
TierOne Corp.                                                                                        3,500              82,250
Umpqua Holdings Corp.                                                                                3,300              77,055
United Community Banks, Inc.                                                                         1,700              40,341
US Bancorp.                                                                                         94,200           2,714,844
Wachovia Corp.                                                                                      55,400           2,820,414
WesBanco, Inc.                                                                                       3,100              85,281
Westamerica Bancorp.                                                                                 6,000             310,620
Wintrust Financial Corp.                                                                               300              14,127
WSFS Financial Corp.                                                                                 3,800             199,728
                                                                                                                  ------------
                                                                                                                    25,299,615

Capital Markets 1.5%
Bear Stearns Companies, Inc.                                                                        22,100           2,207,790
Investment Technology Group, Inc.*                                                                  13,700             239,750
Lehman Brothers Holdings, Inc.                                                                      15,400           1,450,064
Merrill Lynch & Co., Inc.                                                                           46,800           2,648,880
Morgan Stanley                                                                                      23,100           1,322,475
The Goldman Sachs Group, Inc.                                                                       14,100           1,550,859
                                                                                                                  ------------
                                                                                                                     9,419,818

Consumer Finance 0.3%
American Express Co.                                                                                27,800           1,428,086
Cash America International, Inc.                                                                    14,500             317,985
                                                                                                                  ------------
                                                                                                                     1,746,071

Diversified Financial Services 2.4%
Accredited Home Lenders Holding Co.*                                                                 9,000             326,070
ASTA Funding, Inc.                                                                                   1,400              29,638
Chemical Financial Corp.                                                                             2,310              75,087
Citigroup, Inc.                                                                                    179,899           8,084,661
Freddie Mac                                                                                         30,700           1,940,240
Gabelli Asset Management, Inc., "A"                                                                    500              22,325
JPMorgan Chase & Co.                                                                               118,300           4,093,180
Ocwen Financial Corp.*                                                                               4,900              39,543
Santander BanCorp                                                                                    3,200              84,256
                                                                                                                  ------------
                                                                                                                    14,695,000

Insurance 1.2%
AFLAC, Inc.                                                                                         36,000           1,341,360
Allstate Corp.                                                                                      48,400           2,616,504
American International Group, Inc.                                                                  42,200           2,338,302
American Physicians Capital, Inc.*                                                                   1,000              34,270
Argonaut Group, Inc.*                                                                               12,500             265,250
Commerce Group, Inc.                                                                                 3,100             192,138
Harleysville Group, Inc.                                                                             1,200              23,832
Navigators Group, Inc.*                                                                              1,900              62,975
Zenith National Insurance Corp.                                                                      8,600             445,996
                                                                                                                  ------------
                                                                                                                     7,320,627

Real Estate 0.6%
American Financial Realty Trust, (REIT)                                                              6,400              93,632
Amli Residential Properties Trust, (REIT)                                                            4,700             128,733
CarrAmerica Realty Corp., (REIT)                                                                     7,000             220,850
Commercial Net Lease Realty, (REIT)                                                                  7,200             132,840
Corporate Office Properties Trust, (REIT)                                                            6,700             177,416
Cousins Properties, Inc., (REIT)                                                                     4,600             119,002
EastGroup Properties, Inc., (REIT)                                                                   1,100              41,470
Essex Property Trust, Inc., (REIT)                                                                   2,900             200,390
FelCor Lodging Trust, Inc., (REIT)*                                                                  9,300             115,599
Gables Residential Trust, (REIT)                                                                     5,100             169,830
Glenborough Realty Trust, Inc., (REIT)                                                               3,600              68,832
Glimcher Realty Trust, (REIT)                                                                        3,200              75,840
Healthcare Realty Trust, Inc., (REIT)                                                                5,900             214,996
Heritage Property Investment Trust, (REIT)                                                           4,700             139,496
Highwoods Properties, Inc., (REIT)                                                                   8,100             217,242
Kilroy Realty Corp., (REIT)                                                                          4,300             175,913
Lexington Corporate Properties Trust, (REIT)                                                         8,400             184,296
LTC Properties, Inc., (REIT)                                                                         1,300              22,555
Nationwide Health Properties, Inc., (REIT)                                                           9,500             191,995
New Century Financial Corp., (REIT)                                                                  1,800              84,276
Newcastle Investment Corp., (REIT)                                                                   5,100             150,960
OMEGA Healthcare Investors, Inc., (REIT)                                                             2,500              27,450
Parkway Properties, Inc., (REIT)                                                                     3,100             144,770
Prentiss Properties Trust, (REIT)                                                                    2,600              88,816
Senior Housing Properties Trust, (REIT)                                                              9,700             161,796
Sun Communities, Inc., (REIT)                                                                        1,600              57,280
Town & Country Trust, (REIT)                                                                         1,200              31,740
Trammell Crow Co.*                                                                                   3,200              65,824
Urstadt Biddle Properties, "A", (REIT)                                                               1,200              18,300
Washington Real Estate Investment Trust, (REIT)                                                      6,200             178,250
                                                                                                                  ------------
                                                                                                                     3,700,389

Health Care 9.3%
Biotechnology 1.2%
Albany Molecular Research, Inc.*                                                                     7,800              80,184
Amgen, Inc.*                                                                                        12,800             745,088
Enzo Biochem, Inc.*                                                                                 16,100             232,162
Genentech, Inc.*                                                                                    64,000           3,623,040
Gilead Sciences, Inc.*                                                                              57,200           2,047,760
ImmunoGen, Inc.*                                                                                     7,200              37,656
Medarex, Inc.*                                                                                      27,500             196,075
Nabi Biopharmaceuticals*                                                                             8,400             104,832
Serologicals Corp.*                                                                                  4,700             114,868
Third Wave Technologies*                                                                            24,300             139,968
                                                                                                                  ------------
                                                                                                                     7,321,633

Health Care Equipment & Supplies 2.3%
Align Technology, Inc.*                                                                             27,100             169,104
Alliance Imaging, Inc.*                                                                             18,800             179,540
American Medical Systems Holdings, Inc.*                                                            16,600             285,188
Baxter International, Inc.                                                                         155,600           5,287,288
Boston Scientific Corp.*                                                                            40,000           1,171,600
C.R. Bard, Inc.                                                                                     16,000           1,089,280
Haemonetics Corp.*                                                                                   8,800             371,008
Hologic, Inc.*                                                                                       8,300             264,562
Immucor, Inc.*                                                                                      10,000             301,900
Medtronic, Inc.                                                                                     40,200           2,048,190
PolyMedica Corp.                                                                                     8,700             276,312
SurModics, Inc.*                                                                                     8,000             255,280
Zimmer Holdings, Inc.*                                                                              33,000           2,567,730
                                                                                                                  ------------
                                                                                                                    14,266,982

Health Care Providers & Services 1.1%
Allscripts Healthcare Solutions, Inc.*                                                              10,500             150,150
Centene Corp.*                                                                                      10,700             320,893
Cerner Corp.*                                                                                        6,000             315,060
Chemed Corp.                                                                                         3,400             260,032
Genesis HealthCare Corp.*                                                                            4,900             210,161
Lifeline Systems, Inc.*                                                                              1,100              33,352
MedCath Corp.*                                                                                      10,000             293,000
Option Care, Inc.                                                                                    5,400             111,186
PDI, Inc.*                                                                                           6,700             137,350
Per-Se Technologies, Inc.*                                                                          18,100             277,835
RehabCare Group, Inc.*                                                                               5,200             149,292
Res-Care, Inc.*                                                                                     18,000             225,180
UnitedHealth Group, Inc.                                                                            42,800           4,082,264
                                                                                                                  ------------
                                                                                                                     6,565,755

Pharmaceuticals 4.7%
Abbott Laboratories                                                                                124,600           5,808,852
Able Laboratories, Inc.*                                                                             2,400              56,304
Alpharma, Inc., "A"                                                                                 16,900             208,208
Bristol-Myers Squibb Co.                                                                           161,000           4,099,060
Connetics Corp.*                                                                                     9,900             250,371
Eli Lilly & Co.                                                                                     18,900             984,690
First Horizon Pharmaceutical Corp.*                                                                  9,000             151,920
Impax Laboratories, Inc.*                                                                           11,400             182,400
Johnson & Johnson                                                                                  122,466           8,224,817
Kos Pharmaceuticals, Inc.*                                                                           8,500             354,280
Ligand Pharmaceuticals, Inc., "B"*                                                                  19,300             110,589
Pfizer, Inc.                                                                                       197,575           5,190,295
Valeant Pharmaceuticals International                                                               13,600             306,272
Wyeth                                                                                               66,100           2,788,098
                                                                                                                  ------------
                                                                                                                    28,716,156

Industrials 6.7%
Aerospace & Defense 1.3%
Ceradyne, Inc.*                                                                                     11,000             246,070
HEICO Corp.                                                                                          7,900             158,790
Hexcel Corp.*                                                                                       13,300             206,283
Honeywell International, Inc.                                                                      105,200           3,914,492
Moog, Inc., "A"*                                                                                     1,600              72,320
Teledyne Technologies, Inc.*                                                                         2,300              71,990
United Technologies Corp.                                                                           30,900           3,141,294
                                                                                                                  ------------
                                                                                                                     7,811,239

Air Freight & Logistics 0.3%
FedEx Corp.                                                                                         20,400           1,916,580
                                                                                                                  ------------
Airlines 0.1%
Pinnacle Airlines Corp.*                                                                            30,700             326,034
                                                                                                                  ------------
Building Products 0.1%
Eagle Materials, Inc.                                                                                2,900             234,726
Griffon Corp.*                                                                                      14,900             319,009
                                                                                                                  ------------
                                                                                                                       553,735

Commercial Services & Supplies 1.4%
Administaff, Inc.*                                                                                  12,000             175,200
Avery Dennison Corp.                                                                                36,200           2,241,866
Brady Corp., "A"                                                                                    12,100             391,435
Consolidated Graphics, Inc.*                                                                         5,800             305,080
DiamondCluster International, Inc.*                                                                 11,300             181,930
Duratek, Inc.*                                                                                       9,000             179,550
Electro Rent Corp.*                                                                                 12,400             166,408
Euronet Worldwide, Inc.*                                                                            10,900             311,195
Geo Group, Inc.*                                                                                     1,400              40,012
Heidrick & Struggles International, Inc.*                                                            8,500             312,545
Insurance Auto Auctions, Inc.*                                                                       1,600              44,560
John H. Harland Co.                                                                                  1,800              61,848
Korn/Ferry International*                                                                           15,300             291,159
Nu Skin Enterprises, Inc., "A"                                                                      14,500             326,395
NuCo2, Inc.*                                                                                        13,700             360,310
Pitney Bowes, Inc.                                                                                  48,300           2,179,296
TeleTech Holdings, Inc.*                                                                            19,200             248,064
TNS, Inc.*                                                                                          14,700             263,865
Ventiv Health, Inc.*                                                                                 9,800             225,400
                                                                                                                  ------------
                                                                                                                     8,306,118

Construction & Engineering 0.1%
Dycom Industries, Inc.*                                                                              5,100             117,249
EMCOR Group, Inc.*                                                                                   4,800             224,736
Perini Corp.*                                                                                       14,700             202,713
                                                                                                                  ------------
                                                                                                                       544,698

Electrical Equipment 0.5%
Emerson Electric Co.                                                                                39,000           2,532,270
Franklin Electric Co., Inc.                                                                          8,400             316,932
Regal-Beloit Corp.                                                                                  10,000             287,900
                                                                                                                  ------------
                                                                                                                     3,137,102

Industrial Conglomerates 2.4%
3M Co.                                                                                              16,200           1,388,178
Blount International, Inc.*                                                                         12,800             217,344
ESCO Technologies, Inc.*                                                                             1,600             128,560
General Electric Co.                                                                               297,800          10,738,668
Textron, Inc.                                                                                       33,700           2,514,694
                                                                                                                  ------------
                                                                                                                    14,987,444

Machinery 0.3%
Actuant Corp., "A"*                                                                                  3,200             143,744
Astec Industries, Inc.*                                                                             11,200             246,960
Caterpillar, Inc.                                                                                    9,200             841,248
JLG Industries, Inc.                                                                                13,300             286,615
Sauer-Danfoss, Inc.                                                                                 12,900             291,927
                                                                                                                  ------------
                                                                                                                     1,810,494

Road & Rail 0.1%
Arkansas Best Corp.                                                                                  8,400             317,352
Knight Transportation, Inc.                                                                         16,400             404,588
Old Dominion Freight Line, Inc.*                                                                     2,400              74,760
                                                                                                                  ------------
                                                                                                                       796,700

Trading Companies & Distributors 0.1%
Brightpoint, Inc.*                                                                                   7,300             136,729
United Rentals, Inc.*                                                                               13,100             264,751
WESCO International, Inc.*                                                                           8,900             249,200
                                                                                                                  ------------
                                                                                                                       650,680

Information Technology 11.1%
Communications Equipment 1.4%
Arris Group, Inc.*                                                                                  26,400             182,424
Brocade Communications Systems, Inc.*                                                               45,600             269,952
Cisco Systems, Inc.*                                                                               129,800           2,322,122
F5 Networks, Inc.*                                                                                   3,800             191,862
Inter-Tel, Inc.                                                                                      1,600              39,200
InterDigital Communications Corp.*                                                                  14,400             220,608
Nokia Oyj, (ADR)                                                                                   183,700           2,834,491
QUALCOMM, Inc.                                                                                      65,200           2,389,580
                                                                                                                  ------------
                                                                                                                     8,450,239

Computers & Peripherals 2.2%
Apple Computer, Inc.*                                                                               18,400             766,728
Dell, Inc.*                                                                                         32,200           1,237,124
EMC Corp.*                                                                                         188,900           2,327,248
Hewlett-Packard Co.                                                                                137,800           3,023,332
Hutchinson Technology, Inc.*                                                                         7,600             264,328
International Business Machines Corp.                                                               64,400           5,884,872
Mobility Electronics, Inc.*                                                                         23,700             165,663
                                                                                                                  ------------
                                                                                                                    13,669,295

Electronic Equipment & Instruments 0.2%
Agilysys, Inc.                                                                                       7,100             139,586
BEI Technologies, Inc.                                                                               3,200              76,704
LeCroy Corp.*                                                                                       14,900             255,237
MIPS Technologies, Inc.*                                                                            14,200             163,300
MTS Systems Corp.                                                                                    9,000             261,270
Rofin-Sinar Technologies, Inc.*                                                                      6,600             212,124
X-Rite, Inc.                                                                                        13,200             198,528
                                                                                                                  ------------
                                                                                                                     1,306,749

Internet Software & Services 0.1%
Digital River, Inc.*                                                                                 5,600             174,496
DoubleClick, Inc.*                                                                                  23,700             182,490
EarthLink, Inc.*                                                                                    20,100             180,900
InfoSpace, Inc.*                                                                                     3,700             151,071
j2 Global Communications, Inc.*                                                                      3,200             109,792
Magma Design Automation, Inc.*                                                                      13,300             157,871
                                                                                                                  ------------
                                                                                                                       956,620

IT Consulting & Services 1.4%
Accenture Ltd., "A"*                                                                                53,400           1,289,610
Automatic Data Processing, Inc.                                                                     71,900           3,231,905
Covansys Corp.*                                                                                     13,400             199,861
First Data Corp.                                                                                    31,100           1,222,541
Fiserv, Inc.*                                                                                       49,300           1,962,140
Intrado, Inc.*                                                                                       6,400              78,720
Paychex, Inc.                                                                                       20,300             666,246
Sapient Corp.*                                                                                      18,400             135,148
                                                                                                                  ------------
                                                                                                                     8,786,171

Semiconductors & Semiconductor Equipment 3.1%
AMIS Holdings, Inc.*                                                                                20,800             234,832
Applied Materials, Inc.*                                                                           155,900           2,533,375
Broadcom Corp., "A"*                                                                                22,000             658,240
Diodes, Inc.*                                                                                        8,500             230,605
Intel Corp.                                                                                        319,000           7,410,370
IXYS Corp.*                                                                                         18,700             213,928
Linear Technology Corp.                                                                             44,100           1,689,471
Micrel, Inc.*                                                                                       21,300             196,386
Microsemi Corp.*                                                                                     6,700             109,143
OmniVision Technologies, Inc.*                                                                      12,400             187,860
Photronics, Inc.*                                                                                   14,200             257,020
Silicon Image, Inc.*                                                                                17,700             178,062
Skyworks Solutions, Inc.*                                                                           33,100             210,185
Texas Instruments, Inc.                                                                            179,900           4,585,651
TTM Technologies*                                                                                   15,800             165,268
                                                                                                                  ------------
                                                                                                                    18,860,396

Software 2.7%
Adobe Systems, Inc.                                                                                 18,400           1,235,928
Altiris, Inc.*                                                                                       8,700             207,495
Ansoft Corp.*                                                                                       11,500             310,270
Catapult Communications Corp.*                                                                       2,500              53,375
Electronic Arts, Inc.*                                                                              30,400           1,574,112
Embarcadero Technologies, Inc.*                                                                     24,500             161,455
Hyperion Solutions Corp.*                                                                              600              26,466
Internet Security Systems, Inc.*                                                                     3,800              69,540
Interwoven, Inc.*                                                                                   15,200             118,408
Intuit, Inc.*                                                                                       15,500             678,435
Kronos, Inc.*                                                                                        6,600             337,326
Microsoft Corp.                                                                                    348,400           8,420,828
MicroStrategy, Inc.*                                                                                    22               1,194
Oracle Corp.*                                                                                       93,300           1,164,384
Parametric Technology Corp.*                                                                        52,700             294,593
Sonic Solutions*                                                                                    14,700             221,235
SS&C Technologies, Inc.                                                                             11,000             250,800
Symantec Corp.*                                                                                     43,300             923,589
Ulticom, Inc.*                                                                                      14,800             164,724
Witness Systems, Inc.*                                                                               6,500             114,075
                                                                                                                  ------------
                                                                                                                    16,328,232

Materials 2.3%
Chemicals 1.0%
Air Products & Chemicals, Inc.                                                                      48,100           3,044,249
Cambrex Corp.                                                                                        9,400             200,220
Compass Minerals International, Inc.                                                                15,700             399,565
Dow Chemical Co.                                                                                    14,400             717,840
Ecolab, Inc.                                                                                        37,100           1,226,155
Georgia Gulf Corp.                                                                                   8,000             367,840
Terra Industries, Inc.*                                                                             33,200             257,632
W.R. Grace & Co.*                                                                                   17,800             151,656
                                                                                                                  ------------
                                                                                                                     6,365,157

Containers & Packaging 0.6%
Crown Holdings, Inc.*                                                                               22,300             346,988
Greif, Inc., "A"                                                                                     5,000             348,400
Silgan Holdings, Inc.                                                                                5,600             363,888
Sonoco Products Co.                                                                                 79,200           2,284,920
                                                                                                                  ------------
                                                                                                                     3,344,196

Metals & Mining 0.6%
Alcoa, Inc.                                                                                         93,900           2,853,621
Hecla Mining Co.*                                                                                   34,000             186,320
Oregon Steel Mills, Inc.*                                                                            9,200             211,600
Quanex Corp.                                                                                         7,200             383,904
                                                                                                                  ------------
                                                                                                                     3,635,445

Paper & Forest Products 0.1%
Deltic Timber Corp.                                                                                  8,600             336,260
Pope & Talbot, Inc.                                                                                 15,300             268,974
                                                                                                                  ------------
                                                                                                                       605,234

Telecommunication Services 0.5%
Diversified Telecommunication Services 0.4%
Alaska Communications Systems Group, Inc.                                                           19,300             193,965
CT Communications, Inc.                                                                             19,000             200,070
North Pittsburgh Systems, Inc.                                                                       7,500             148,237
Premiere Global Services, Inc.*                                                                     24,300             275,076
SBC Communications, Inc.                                                                            61,500           1,456,935
Verizon Communications, Inc.                                                                        12,700             450,850
                                                                                                                  ------------
                                                                                                                     2,725,133

Wireless Telecommunication Services 0.1%
Alamosa Holdings, Inc.*                                                                             13,300             155,211
Centennial Communications Corp.*                                                                    17,100             185,535
UbiquiTel, Inc.*                                                                                    19,200             128,640
                                                                                                                  ------------
                                                                                                                       469,386

Utilities 0.7%
Electric Utilities 0.5%
PNM Resources, Inc.                                                                                 18,700             498,916
Progress Energy, Inc.                                                                               48,300           2,026,185
Southern Co.                                                                                        25,600             814,848
                                                                                                                  ------------
                                                                                                                     3,339,949

Gas Utilities 0.2%
Energen Corp.                                                                                        8,000             532,800
South Jersey Industries, Inc.                                                                          900              50,760
Southern Union Co.*                                                                                 18,200             457,002
                                                                                                                  ------------
                                                                                                                     1,040,562


Total Common Stocks (Cost $309,797,921)                                                                            361,034,093
                                                                                                                  ------------
Warrants 0.0%
MircoStrategy, Inc.*                                                                                    96                  16
TravelCenters of America, Inc.*                                                                         40                   5
                                                                                                                  ------------
Total Warrants (Cost $200)                                                                                                  21

Preferred Stocks 0.1%
Paxson Communications Corp., 14.25% (PIK)                                                               22             149,655
TNP Enterprises, Inc., 14.5%, "D" (PIK)                                                                137             152,072
                                                                                                                  ------------
Total Preferred Stocks (Cost $328,608)                                                                                 301,727


                                                                                                       Principal
                                                                                                       Amount ($) (c) Value ($)

Convertible Bond 0.0%
DIMON, Inc., 6.25%, 3/31/2007                                                                       70,000              68,775
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006                                                 50,000              49,750
                                                                                                                  ------------
Total Convertible Bond (Cost $115,440)                                                                                 118,525

Corporate Bonds 11.0%
Consumer Discretionary 1.8%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012                                               75,000              74,063
Adesa, Inc., 7.625%, 6/15/2012                                                                      55,000              55,000
AMC Entertainment, Inc., 8.0%, 3/1/2014                                                            145,000             138,475
Ames True Temper, Inc., 144A, 6.64%**, 1/15/2012                                                    70,000              65,800
Auburn Hills Trust, 12.375%, 5/1/2020                                                               83,000             124,301
AutoNation, Inc., 9.0%, 8/1/2008                                                                    50,000              55,000
Aztar Corp., 7.875%, 6/15/2014                                                                      75,000              79,688
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                                               120,000             118,200
Cablevision Systems New York Group, 144A, 6.669%**, 4/1/2009                                       125,000             132,500
Caesars Entertainment, Inc.:
8.875%, 9/15/2008                                                                                   65,000              71,256
9.375%, 2/15/2007                                                                                   55,000              58,506
Charter Communications Holdings LLC, Step-up Coupon,
0% to 5/15/2006, 11.75% to 5/15/2011                                                               205,000             141,450
9.625%, 11/15/2009                                                                                 330,000             258,225
10.25%, 9/15/2010                                                                                  430,000             438,600
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013                                      25,000              29,706
Cooper-Standard Automotive, Inc., 144A, 8.375%, 12/15/2014                                         160,000             130,000
CSC Holdings, Inc., 7.875%, 12/15/2007                                                             180,000             187,200
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008                                                600,000             597,159
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                                  548,000             649,380
DIMON, Inc.:
7.75%, 6/1/2013                                                                                     10,000              11,200
Series B, 9.625%, 10/15/2011                                                                       335,000             378,131
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012                                                                         55,000              50,737
Series B, 9.0%, 5/1/2009                                                              EUR           40,000              41,482
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                                         85,000              82,131
Eye Care Centers of America, Inc., 144A, 10.75%, 2/15/2015                                          75,000              71,625
Friendly Ice Cream Corp., 8.375%, 6/15/2012                                                        105,000              99,750
General Motors Corp., 8.25%, 7/15/2023                                                              25,000              21,596
Icon Health & Fitness, Inc., 11.25%, 4/1/2012                                                      115,000              80,500
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008                                      125,000              98,438
ITT Corp., 7.375%, 11/15/2015                                                                      115,000             123,625
Jacobs Entertainment, Inc.:
11.875%, 2/1/2009                                                                                  300,000             327,000
144A, 11.875%, 2/1/2009                                                                             75,000              81,750
Levi Strauss & Co., 144A, 7.73%**, 4/1/2012                                                         90,000              88,425
Mediacom LLC, 9.5%, 1/15/2013                                                                      205,000             204,487
MGM MIRAGE:
8.375%, 2/1/2011                                                                                   270,000             291,600
9.75% , 6/1/2007                                                                                    80,000              86,000
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                                   60,000              65,400
NCL Corp., 144A, 10.625%, 7/15/2014                                                                145,000             149,894
Norcraft Holdings/Capital, Step-up Coupon,
0% to 9/1/2008, 9.75% to 9/1/2012                                                                   70,000              49,700
Paxson Communications Corp., Step-up Coupon,
0% to 1/15/2006, 12.25% to 1/15/2009                                                                40,000              37,200
10.75%, 7/15/2008                                                                                   65,000              64,513
Petro Stopping Centers, 9.0%, 2/15/2012                                                            250,000             257,500
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013                                                     105,000             108,675
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                                         130,000             132,600
PRIMEDIA, Inc.:
8.164%**, 5/15/2010                                                                                220,000             233,200
8.875%, 5/15/2011                                                                                  215,000             224,137
Renaissance Media Group LLC, 10.0%, 4/15/2008                                                      110,000             111,100
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                                        55,000              62,631
Restaurant Co., 11.25%, 5/15/2008                                                                  199,779             195,784
Sbarro, Inc., 11.0%, 9/15/2009                                                                      85,000              82,025
Schuler Homes, Inc., 10.5%, 7/15/2011                                                              180,000             199,075
Simmons Bedding Co., 144A, Step-up Coupon,
0% to 12/15/2009, 10.0% to 12/15/2014                                                              235,000             146,875
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                                    140,000             142,800
8.75%, 12/15/2011                                                                                  370,000             388,500
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                                                 95,000              94,525
Tele-Communications, Inc., 9.875%, 6/15/2022                                                       670,000             943,282
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                              235,000             196,225
Trump Holdings & Funding, 12.625%, 3/15/2010 *                                                     120,000             130,500
TRW Automotive, Inc., 11.0%, 2/15/2013                                                             245,000             274,400
United Auto Group, Inc., 9.625%, 3/15/2012                                                         200,000             211,000
Visteon Corp.:
7.0%, 3/10/2014                                                                                    285,000             242,250
8.25%, 8/1/2010                                                                                     25,000              23,750
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                                  135,000             145,125
Williams Scotsman, Inc., 9.875%, 6/1/2007                                                          260,000             258,700
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                                        255,000             242,250
XM Satellite Radio, Inc., Step-up Coupon,
0% to 12/31/2005, 14.0% to 12/31/2009                                                              165,000             168,300
Young Broadcasting, Inc., 8.75%, 1/15/2014                                                         165,000             156,337
                                                                                                                  ------------
                                                                                                                    11,281,239

Consumer Staples 0.2%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                            15,000              15,562
Del Laboratories, Inc., 144A, 8.0%, 2/1/2012                                                       105,000             100,800
Duane Reade, Inc.:
144A, 7.51%**, 12/15/2010                                                                           15,000              15,150
9.75%, 8/1/2011                                                                                     95,000              83,600
GNC Corp.:
8.5%, 12/1/2010                                                                                     55,000              46,750
144A, 8.625%, 1/15/2011                                                                             10,000               9,400
National Beef Packing Co., 10.5%, 8/1/2011                                                          40,000              40,800
North Atlantic Holding, Inc., Step-up Coupon,
0% to 3/1/2008, 12.25% to 3/1/2014                                                                  55,000              10,450
North Atlantic Trading Co., 9.25%, 3/1/2012                                                        250,000             187,500
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013                                                     152,000             129,960
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                                    160,000             160,000
Rite Aid Corp., 11.25%, 7/1/2008                                                                   220,000             234,300
Standard Commercial Corp., 8.0%, 4/15/2012                                                          85,000              97,750
Swift & Co., 12.5%, 1/1/2010                                                                       140,000             157,850
Wornick Co., 10.875%, 7/15/2011                                                                     65,000              67,925
                                                                                                                  ------------
                                                                                                                     1,357,797

Energy 0.6%
Belden &  Blake Corp., 8.75%, 7/15/2012                                                            140,000             138,950
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013                                     305,000             353,544
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                                   65,000              65,650
9.0%, 8/15/2012                                                                                     80,000              88,300
CITGO Petroleum Corp., 6.0%, 10/15/2011                                                            160,000             158,000
Dynegy Holdings, Inc.:
6.875%, 4/1/2011                                                                                    15,000              13,313
7.125%, 5/15/2018                                                                                  150,000             117,750
7.625%, 10/15/2026                                                                                  60,000              46,275
144A, 9.875%, 7/15/2010                                                                            165,000             176,756
Edison Mission Energy, 7.73%, 6/15/2009                                                            210,000             218,925
El Paso Production Holding Corp., 7.75%, 6/1/2013                                                  155,000             156,938
Enterprise Products Operating LP, 7.5%, 2/1/2011                                                   793,000             876,046
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                              210,000             207,900
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                                              100,000              79,000
Pemex Project Funding Master Trust, 9.5%, 9/15/2027                                                200,000             244,500
Southern Natural Gas, 8.875%, 3/15/2010                                                            140,000             151,802
Stone Energy Corp.:
6.75%, 12/15/2014                                                                                   90,000              87,300
8.25%, 12/15/2011                                                                                  215,000             224,138
Williams Companies, Inc.:
8.125%, 3/15/2012                                                                                  190,000             208,050
8.75%, 3/15/2032                                                                                    95,000             112,812
                                                                                                                  ------------
                                                                                                                     3,725,949

Financials 3.1%
AAC Group Holding Corp., 144A, Step-up Coupon,
0% to 10/1/2008, 10.25% to 10/1/2012                                                                30,000              21,600
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                                        240,000             222,000
American General Finance Corp., Series H, 4.0%, 3/15/2011                                        1,314,000           1,248,200
AmeriCredit Corp., 9.25%, 5/1/2009                                                                 330,000             353,513
BF Saul Real Estate Investment Trust, 7.5%, 3/1/2014                                               125,000             129,688
Dow Jones CDX:
144A, Series 3-1, 7.75%, 12/29/2009                                                                955,000             932,319
144A, Series 3-3, 8.0%, 12/29/2009                                                               2,065,000           2,005,631
E*TRADE Financial Corp., 8.0%, 6/15/2011                                                           155,000             159,650
FINOVA Group, Inc., 7.5%, 11/15/2009                                                             1,004,850             434,598
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                                    792,000             756,420
6.875%, 2/1/2006                                                                                 2,293,000           2,324,180
General Electric Capital Corp., Series A, 4.875%, 3/4/2015                                         437,000             427,153
General Motors Acceptance Corp.:
5.625%, 5/15/2009                                                                                   15,000              13,684
6.75%, 1/15/2006                                                                                 3,910,000           3,937,226
6.75%, 12/1/2014                                                                                    75,000              64,785
H&E Equipment/Finance, 11.125%, 6/15/2012                                                          105,000             118,125
HSBC Bank USA, 5.875%, 11/1/2034                                                                   550,000             553,621
HSBC Finance Corp., 4.125%, 3/11/2008                                                            1,180,000           1,171,027
JPMorgan Chase Capital XV, 5.875%, 3/15/2035                                                       710,000             685,654
Merrill Lynch & Co., Inc., Series C, 5.0%, 1/15/2015                                               691,000             669,648
Morgan Stanley, 4.0%, 1/15/2010                                                                    676,000             650,783
Poster Financial Group, Inc., 8.75%, 12/1/2011                                                     140,000             145,600
PXRE Capital Trust I, 8.85%, 2/1/2027                                                              135,000             140,400
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                                       55,000              43,725
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                                    80,000              92,200
Radnor Holdings Corp., 11.0%, 3/15/2010                                                            160,000             118,400
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                                          369,000             399,332
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                                         90,000              81,900
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                                    745,000             716,589
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                                185,000             159,100
UGS Corp., 144A, 10.0%, 6/1/2012                                                                   150,000             165,750
Universal City Development, 11.75%, 4/1/2010                                                       205,000             233,700
                                                                                                                  ------------
                                                                                                                    19,176,201

Health Care 0.7%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                               145,000             148,625
Curative Health Services, Inc., 10.75%, 5/1/2011                                                    95,000              78,138
Encore Medical Corp., 144A, 9.75%, 10/1/2012                                                        95,000              92,625
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009                                                  145,000             143,912
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                                2,200,000           2,502,771
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                                               180,000             184,500
IDI Acquisition Corp., 144A, 10.75%, 12/15/2011                                                     95,000              95,000
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                                         125,000             122,500
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                                      130,000             118,300
Tenet Healthcare Corp.:
6.375%, 12/1/2011                                                                                  260,000             239,850
144A, 9.25%, 2/1/2015                                                                              280,000             279,300
                                                                                                                  ------------
                                                                                                                     4,005,521

Industrials 1.2%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                                 160,000             172,800
Allied Security Escrow Corp., 11.375%, 7/15/2011                                                   145,000             148,625
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                                         330,000             300,300
Series B, 9.25%, 9/1/2012                                                                          107,000             114,490
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                           45,000              53,888
Avondale Mills, Inc., 144A, 9.56%**, 7/1/2012                                                      180,000             180,000
BAE System 2001 Asset Trust, "B", Series 2001,
144A, 7.156%, 12/15/2011                                                                           308,204             329,485
Bear Creek Corp., 144A, 7.873%**, 3/1/2012                                                         100,000             100,500
Beazer Homes USA, Inc., 8.625%, 5/15/2011                                                           10,000              10,600
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                                    245,000             200,900
9.25%, 5/1/2021                                                                                     20,000              20,300
Cenveo Corp., 7.875%, 12/1/2013                                                                    160,000             142,800
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                           285,000             303,525
Columbus McKinnon Corp., 10.0%, 8/1/2010                                                           115,000             125,062
Congoleum Corp., 8.625%, 8/1/2008 *                                                                 75,000              76,125
Cornell Companies, Inc., 10.75%, 7/1/2012                                                          155,000             160,425
D.R. Horton, Inc., 5.25%, 2/15/2015                                                                839,000             766,533
Dana Corp., 7.0%, 3/1/2029                                                                         145,000             127,336
Eagle-Picher Industries, Inc., 9.75%, 9/1/2013 *                                                    25,000              16,000
Erico International Corp., 8.875%, 3/1/2012                                                        100,000             105,106
Evergreen International Aviation, Inc., 12.0%, 5/15/2010                                            55,000              41,250
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012                                         265,000             242,475
HydroChem Industrial Services, Inc., 144A, 9.25%, 2/15/2013                                         70,000              68,600
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                       250,000             270,625
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                                        60,000              66,000
K Hovnanian Enterprises, Inc., 144A, 6.25%, 1/15/2015                                              460,000             440,251
Kansas City Southern:
7.5%, 6/15/2009                                                                                    110,000             112,200
9.5%, 10/1/2008                                                                                    330,000             359,700
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                                        270,000             247,725
Laidlaw International, Inc., 10.75%, 6/15/2011                                                     175,000             198,187
Metaldyne Corp.:
144A, 10.0%, 11/1/2013                                                                             155,000             141,050
11.0%, 6/15/2012                                                                                    30,000              24,300
Millennium America, Inc.:
7.625%, 11/15/2026                                                                                 155,000             150,350
9.25%, 6/15/2008                                                                                   200,000             214,500
NTK Holdings, Inc., 144A, Step-up Coupon,
0% to 9/1/2009, 10.75% to 3/1/2014                                                                 160,000              85,200
Remington Arms Co., Inc., 10.5%, 2/1/2011                                                           80,000              78,800
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                                  115,000             115,575
Ship Finance International Ltd., 8.5%, 12/15/2013                                                  175,000             173,250
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                                     70,000              67,200
10.375%, 7/1/2012                                                                                  200,000             219,000
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                              105,000             118,650
United Rentals North America, Inc., 7.0%, 2/15/2014                                                325,000             297,375
Westlake Chemical Corp., 8.75%, 7/15/2011                                                           81,000              88,594
                                                                                                                  ------------
                                                                                                                     7,275,657

Information Technology 0.1%
Activant Solutions, Inc.:
144A, 9.09%**, 4/1/2010                                                                             45,000              45,900
10.5%, 6/15/2011                                                                                   165,000             175,725
Eschelon Operating Co.:
8.375%, 3/15/2010                                                                                   30,000              25,650
144A, 8.375%, 3/15/2010                                                                             40,000              34,200
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                                                   280,000             241,500
7.25%, 7/15/2006                                                                                    60,000              61,350
Sanmina-SCI Corp., 144A, 6.75%, 3/1/2013                                                           200,000             187,500
                                                                                                                  ------------
                                                                                                                       771,825

Materials 1.1%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                              120,000             102,600
ARCO Chemical Co., 9.8%, 2/1/2020                                                                  575,000             649,750
Associated Materials, Inc., Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014                                                                 380,000             264,100
Caraustar Industries, Inc., 9.875%, 4/1/2011                                                       125,000             131,250
Constar International, Inc., 144A, 6.149%**, 2/15/2012                                              80,000              80,000
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                                  140,000             137,200
13.0%, 6/15/2009                                                                                   270,000             243,000
Edgen Acquisition Corp., 144A, 9.875%, 2/1/2011                                                     95,000              95,237
Georgia-Pacific Corp.:
7.75%, 11/15/2029                                                                                  475,000             517,750
8.0%, 1/15/2024                                                                                    195,000             217,425
8.875%, 5/15/2031                                                                                  235,000             283,175
9.375%, 2/1/2013                                                                                   135,000             150,862
Hercules, Inc., 6.75%, 10/15/2029                                                                  155,000             151,900
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                            150,000             172,125
Huntsman LLC, 11.625%, 10/15/2010                                                                  238,000             278,460
IMC Global, Inc.:
7.375%, 8/1/2018                                                                                    45,000              46,350
10.875%, 8/1/2013                                                                                   80,000              95,600
Intermet Corp., 9.75%, 6/15/2009 *                                                                  55,000              30,800
Lubrizol Corp., 6.5%, 10/1/2034                                                                    975,000           1,018,448
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                                    140,000             139,300
Neenah Corp., 144A, 11.0%, 9/30/2010                                                               355,000             394,050
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                           285,000             297,825
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *                                                 225,669             130,888
Pliant Corp., Step-up Coupon, 0% to 12/15/2006, 11.125% to 6/15/2009                                25,000              22,500
11.125%, 9/1/2009                                                                                  155,000             155,000
Portola Packaging, Inc., 8.25%, 2/1/2012                                                           150,000             112,500
Rockwood Specialties Group, Inc., 144A, 7.625%, 11/15/2014                            EUR          120,000             157,501
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                                     85,000              86,913
Texas Industries, Inc., 10.25%, 6/15/2011                                                           90,000             101,925
TriMas Corp., 9.875%, 6/15/2012                                                                    385,000             392,700
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008,
10.75% to 7/15/2012                                                                                120,000              95,400
United States Steel LLC:
9.75%, 5/15/2010                                                                                   138,000             152,835
10.75%, 8/1/2008                                                                                    60,000              69,000
                                                                                                                  ------------
                                                                                                                     6,974,369

Telecommunication Services 0.9%
AirGate PCS, Inc., 144A, 6.41%**, 10/15/2011                                                        50,000              51,000
American Cellular Corp., Series B, 10.0%, 8/1/2011                                                 290,000             266,800
Anixter International, Inc., 5.95%, 3/1/2015                                                        65,000              64,203
AT&T Corp.:
9.05%, 11/15/2011                                                                                  355,000             403,369
9.75%, 11/15/2031                                                                                  220,000             268,400
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                                        665,000             689,707
Cincinnati Bell, Inc.:
7.25%, 7/15/2013                                                                                    65,000              64,675
8.375%, 1/15/2014                                                                                  410,000             403,850
144A, 8.375%, 1/15/2014                                                                             40,000              39,400
Dobson Communications Corp., 8.875%, 10/1/2013                                                     110,000              86,350
Insight Midwest LP, 9.75%, 10/1/2009                                                                45,000              47,025
LCI International, Inc., 7.25%, 6/15/2007                                                          190,000             179,075
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011                                                   85,000              74,587
MCI, Inc., 8.735%, 5/1/2014                                                                        505,000             555,500
Nextel Communications, Inc.:
5.95%, 3/15/2014                                                                                   170,000             169,150
7.375%, 8/1/2015                                                                                   350,000             369,687
Nextel Partners, Inc., 8.125%, 7/1/2011                                                            120,000             127,500
Northern Telecom Capital, 7.875%, 6/15/2026                                                         10,000              10,050
Qwest Corp., 7.25%, 9/15/2025                                                                      220,000             205,700
Qwest Services Corp.:
144A, 14.0%, 12/15/2010                                                                            220,000             254,650
144A, 14.5%, 12/15/2014                                                                            140,000             169,050
Rural Cellular Corp., 9.875%, 2/1/2010                                                              40,000              40,200
SBA Telecom, Inc., Step-up Coupon,
0% to 12/15/2007, 9.75% to 12/15/2011                                                               55,000              47,438
SBC Communications, Inc.:
5.1%, 9/15/2014                                                                                     55,000              53,607
5.625%, 6/15/2016                                                                                  355,000             356,402
Triton PCS, Inc., 8.5%, 6/1/2013                                                                    35,000              32,200
Ubiquitel Operating Co., 9.875%, 3/1/2011                                                           45,000              49,613
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                                        85,000              94,137
Western Wireless Corp., 9.25%, 7/15/2013                                                            30,000              34,200
                                                                                                                  ------------
                                                                                                                     5,207,525

Utilities 1.3%
AES Corp., 144A, 8.75%, 5/15/2013                                                                  285,000             310,650
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012                                                                             265,000             280,900
144A, 10.25%, 11/15/2007                                                                            20,000              22,100
Calpine Corp.:
8.25%, 8/15/2005                                                                                   169,000             169,000
144A, 8.5%, 7/15/2010                                                                              245,000             192,325
CMS Energy Corp.:
7.5%, 1/15/2009                                                                                    105,000             108,150
8.5%, 4/15/2011                                                                                    195,000             210,600
9.875%, 10/15/2007                                                                                 180,000             195,300
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010                                                                        1,245,000           1,190,699
5.0%, 2/15/2012                                                                                    975,000             962,921
DPL, Inc., 6.875%, 9/1/2011                                                                        175,000             185,932
Mission Energy Holding Co., 13.5%, 7/15/2008                                                       250,000             300,000
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                                         80,000              79,586
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                           381,000             402,907
Pedernales Electric Cooperative, Series 02-A,
144A, 6.202%, 11/15/2032                                                                         1,050,000           1,135,050
Progress Energy, Inc., 6.75%, 3/1/2006                                                           1,275,000           1,306,698
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                                    170,000             182,750
10.0%, 10/1/2009                                                                                   260,000             291,850
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                                  115,000             121,325
                                                                                                                  ------------
                                                                                                                     7,648,743


Total Corporate Bonds (Cost $68,130,170)                                                                            67,424,826
                                                                                                                  ------------
Foreign Bonds - US$ Denominated 5.3%
Consumer Discretionary 0.3%
Advertising Directory Solutions, Inc., 144A, 9.25%, 11/15/2012                                     110,000             115,500
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                             233,000             267,950
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                                    245,000             270,725
Shaw Communications, Inc., 8.25%, 4/11/2010                                                        395,000             434,500
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                                               240,000             181,500
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                              85,000              86,700
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013                                                  160,000             152,000
                                                                                                                  ------------
                                                                                                                     1,508,875

Consumer Staples 0.0%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                               150,000             166,500
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                               50,000              48,250
                                                                                                                  ------------
                                                                                                                       214,750

Energy 0.2%
Luscar Coal Ltd., 9.75%, 10/15/2011                                                                150,000             165,000
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                                200,000             228,500
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                                       554,002             621,867
Secunda International Ltd., 144A, 10.66%, 9/1/2012                                                 120,000             120,300
                                                                                                                  ------------
                                                                                                                     1,135,667

Financials 1.5%
Arcel Finance Ltd., 144A, 5.984%, 2/1/2009                                                         250,867             257,392
Conproca SA de CV, 12.0%, 6/16/2010                                                                100,000             122,000
Deutsche Telekom International Finance BV:
8.5%, 6/15/2010                                                                                    240,000             276,019
8.75%, 6/15/2030                                                                                    99,000             129,477
Eircom Funding, 8.25%, 8/15/2013                                                                   125,000             135,938
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                                       1,115,000           1,102,071
Mizuho Financial Group, 8.375%, 12/29/2049                                                       1,855,000           2,003,834
National Capital Trust II, 144A, 5.48%, 12/29/2049                                                 754,000             756,263
New ASAT (Finance) Ltd., 9.25%, 2/1/2011                                                           125,000             103,750
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023                                                   445,000             439,230
Royal Bank of Scotland Group PLC, Series 3, 7.816%, 11/29/2049                                   1,045,000           1,070,599
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013                    755,000             802,829
Westfield Capital Corp., 144A, 4.375%, 11/15/2010                                                2,200,000           2,143,937
                                                                                                                  ------------
                                                                                                                     9,343,339

Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010                                                                    135,000             134,325
                                                                                                                  ------------
Industrials 0.4%
CP Ships Ltd., 10.375%, 7/15/2012                                                                  160,000             182,800
Grupo Transportacion Ferroviaria Mexicana SA de CV:
10.25%, 6/15/2007                                                                                  325,000             344,500
11.75%, 6/15/2009                                                                                  170,000             170,000
12.5%, 6/15/2012                                                                                    98,000             111,720
LeGrand SA, 8.5%, 2/15/2025                                                                        120,000             144,600
Stena AB:
7.0%, 12/1/2016                                                                                     60,000              55,500
9.625%, 12/1/2012                                                                                   95,000             105,212
Tyco International Group SA:
6.875%, 1/15/2029                                                                                  481,000             539,154
7.0%, 6/15/2028                                                                                    484,000             549,421
                                                                                                                  ------------
                                                                                                                     2,202,907

Information Technology 0.0%
Flextronics International Ltd., 6.25%, 11/15/2014                                                   90,000              85,500
                                                                                                                  ------------
Materials 1.0%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                                        145,000             149,894
Avecia Group PLC, 11.0%, 7/1/2009                                                                   43,000              44,935
Cascades, Inc.:
7.25%, 2/15/2013                                                                                   155,000             158,875
144A, 7.25%, 2/15/2013                                                                              10,000              10,250
Celulosa Arauco y Constitucion SA, 7.75%, 9/13/2011                                                435,000             486,299
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                                  100,000             102,000
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                          125,000             145,000
ISPAT Inland ULC, 9.75%, 4/1/2014                                                                  185,000             216,450
Novelis, Inc., 144A, 7.25%, 2/15/2015                                                              160,000             156,800
Rhodia SA, 8.875%, 6/1/2011                                                                        290,000             282,025
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                                                  1,735,000           1,881,963
Sociedad Concesionaria Autopista Central, 144A, 6.223%, 12/15/2026                               2,015,000           2,122,520
Tembec Industries, Inc.:
8.5%, 2/1/2011                                                                                     545,000             516,387
8.625%, 6/30/2009                                                                                   15,000              14,475
                                                                                                                  ------------
                                                                                                                     6,287,873

Sovereign Bonds 1.1%
Dominican Republic:
9.04%, 1/23/2013                                                                                   100,000              91,250
144A, 9.04%, 1/23/2013                                                                              30,000              27,375
Series REGS, 9.5%, 9/27/2006                                                                       100,000              92,500
Federative Republic of Brazil:
8.875%, 10/14/2019                                                                                 215,000             209,840
9.25%, 10/22/2010                                                                                  280,000             294,000
11.0%, 8/17/2040                                                                                   450,000             500,850
Republic of Argentina:
3.01%**, 8/3/2012 *                                                                                170,000             142,970
Series BGLO, 8.375%, 12/20/2049 *                                                                  595,000             172,550
11.375%, 1/30/2017 *                                                                                65,000              16,900
11.75%, 4/7/2009 *                                                                                 515,000             154,500
11.75%, 6/15/2015 *                                                                                475,000             142,500
Series 2008, 15.5%, 12/19/2008 *                                                                   340,000              85,000
Republic of Bulgaria, 8.25%, 1/15/2015                                                             300,000             364,800
Republic of Colombia:
10.375%, 1/28/2033                                                                                  50,000              53,000
10.75%, 1/15/2013                                                                                  100,000             111,750
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10.0% to 8/15/2030                                                              200,000             178,000
Republic of Philippines:
9.375%, 1/18/2017                                                                                  390,000             411,450
9.5%, 2/2/2030                                                                                      80,000              78,200
9.875%, 1/15/2019                                                                                   50,000              52,250
Republic of Turkey:
7.25%, 3/15/2015                                                                                    20,000              19,550
11.75%, 6/15/2010                                                                                  150,000             180,938
11.875%, 1/15/2030                                                                                 300,000             398,250
Republic of Venezuela:
9.25%, 9/15/2027                                                                                   340,000             337,620
10.75%, 9/19/2013                                                                                  400,000             445,000
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030                           400,000             409,800
11.0%, 7/24/2018                                                                                   230,000             317,883
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011                                           290,000             242,701
United Mexican States:
Series A, 6.75%, 9/27/2034                                                                         825,000             805,200
8.3%, 8/15/2031                                                                                    110,000             125,950
8.375%, 1/14/2011                                                                                   60,000              68,280
11.375%, 9/15/2016                                                                                 180,000             256,950
                                                                                                                  ------------
                                                                                                                     6,787,807

Telecommunication Services 0.8%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                             35,000              30,363
America Movil SA de CV, 5.75%, 1/15/2015                                                           790,000             763,577
Axtel SA:
11.0%, 12/15/2013                                                                                  120,000             126,900
144A, 11.0%, 12/15/2013                                                                             15,000              15,863
British Telecommunications PLC, 8.875%, 12/15/2030                                                 795,000           1,059,329
Embratel, Series B, 11.0%, 12/15/2008                                                              110,000             121,550
Esprit Telecom Group PLC, 11.5%, 12/15/2007 *                                                      630,000                  63
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                               175,000             161,437
INTELSAT, 6.5%, 11/1/2013                                                                           55,000              44,138
Intelsat Bermuda Ltd., 144A, 7.805%**, 1/15/2012                                                    65,000              65,975
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                                         280,000             285,600
Mobifon Holdings BV, 12.5%, 7/31/2010                                                              210,000             256,462
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                             110,000             112,475
Nortel Networks Corp., 6.875%, 9/1/2023                                                            110,000             101,750
Nortel Networks Ltd., 6.125%, 2/15/2006                                                            445,000             446,112
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                              10,000               9,700
Telecom Italia Capital, 144A, 4.95%, 9/30/2014                                                     595,000             569,954
Telefonos de Mexico SA de CV, Series L, 144A, 4.75%, 1/27/2010                                     540,000             524,816
                                                                                                                  ------------
                                                                                                                     4,696,064
Utilities 0.0%
Calpine Canada Energy Finance, 8.5%, 5/1/2008                                                      205,000             145,550
                                                                                                                  ------------

Total Foreign Bonds - US$ Denominated (Cost $33,371,425)                                                            32,628,312
                                                                                                                  ------------
Foreign Bonds - Non US$ Denominated 1.1%
Consumer Discretionary 0.0%
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                                  EUR           80,000              99,038
                                                                                                                  ------------
Industrials 0.0%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                                          EUR           85,000             112,940
                                                                                                                  ------------
Sovereign Bonds 1.1%
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013                                                        MXN       32,262,000           2,498,365
Series M-20, 8.0%, 12/7/2023                                                          MXN        2,740,000             190,135
Republic of Argentina:
7.82%, 12/31/2033 *                                                                   EUR          177,467             181,740
Series FEB, 8.0%, 2/26/2008 *                                                         EUR           80,000              30,593
8.125%, 10/4/2049 *                                                                   EUR          180,000              46,667
Step-up Coupon 8.25% to 7/6/2006, 9.0% to 7/6/2010 *                                  EUR          180,000              68,833
Republic of Colombia, 12.0%, 10/22/2015                                               COP       80,000,000              32,141
Republic of Romania, 5.75%, 7/2/2010                                                  EUR          110,000             155,811
United Kingdom Treasury Bonds, 5.0%, 9/7/2014                                         GBP        1,800,000           3,481,483
                                                                                                                  ------------
                                                                                                                     6,685,768

Total Foreign Bonds - Non US$ Denominated (Cost $6,876,731)                                                          6,897,746
                                                                                                                  ------------
Asset Backed 1.8%
Automobile Receivables 0.3%
Daimler Chrysler Auto Trust, "A4", Series 2002-A, 4.49%, 10/6/2008                                 554,885             557,597
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009                                                             700,000             694,810
"B", Series 2002-1, 5.37%, 1/15/2010                                                               327,711             328,645
                                                                                                                  ------------
                                                                                                                     1,581,052

Home Equity Loans 1.2%
Argent NIM Trust, "A", Series 2004-WN2, 144A, 4.55%, 4/25/2034                                     233,702             233,746
Countrywide Asset-Backed Certificates, "N1",
Series 2004-2N, 144A, 5.0%, 2/25/2035                                                              476,330             473,177
Countrywide Home Loan:
"A16", Series 2002-36, 5.25%, 1/25/2033                                                             44,014              43,919
"1A6", Series 2003-1, 5.5%, 3/25/2033                                                              239,870             240,069
First Franklin Mortgage Loan Trust NIM, "N1",
Series 2004-FFH4, 144A, 4.212%, 1/21/2035                                                          361,007             361,224
Long Beach Asset Holdings Corp., "N1", Seies 2004-2, 144A, 4.94%, 6/25/2034                      1,110,719           1,116,272
Park Place Securities NIM Trust:
"A", Series 2004-MHQ1, 144A, 2.487%, 12/25/2034                                                    478,367             478,367
"B", Series 2004-WHQ1, 144A, 3.483%, 9/25/2034                                                   1,555,000           1,553,542
"C", Series 2004-MHQ1, 144A, 4.458%, 12/25/2034                                                  1,445,000           1,443,194
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031                    1,630,500           1,677,391
                                                                                                                  ------------
                                                                                                                     7,620,901

Industrials 0.3%
Delta Air Lines, Inc., "G-2", Series 2002-1, 6.417%, 7/2/2012                                      868,000             902,877
Northwest Airlines, "G", Series 1999-3, 7.935%, 4/1/2019                                           804,126             876,799
                                                                                                                  ------------
                                                                                                                     1,779,676


Total Asset Backed (Cost $11,060,562)                                                                               10,981,629
                                                                                                                  ------------

US Government Agency Sponsored Pass-Throughs 1.7%
Federal National Mortgage Association:
4.5% with various maturities from 11/1/2028 until 10/1/2033                                      2,781,690           2,640,908
5.0%, 3/1/2034                                                                                   2,878,401           2,822,273
5.116%, 1/1/2035                                                                                   990,736             985,226
5.5% with various maturities from 5/1/2033 until 1/1/2034 (d)                                    2,316,452           2,322,030
6.5% with various maturities from 5/1/2017 until 9/1/2034                                        1,373,848           1,427,438
8.0%, 9/1/2015                                                                                     281,697             297,987

                                                                                                                  ------------
Total US Government Agency Sponsored Pass-Throughs (Cost $10,612,384)                                               10,495,862

US Government Backed 2.5%
US Treasury Bill, 2.356%***, 4/21/2005 (e)                                                         120,000             119,846
US Treasury Bond:
6.0%, 2/15/2026                                                                                  3,307,000           3,783,026
7.5%, 11/15/2016                                                                                   350,000             438,813
US Treasury Note:
2.75%, 6/30/2006                                                                                 4,639,000           4,592,248
3.0%, 2/15/2009                                                                                  1,092,000           1,050,155
3.625%, 7/15/2009                                                                                5,425,000           5,320,102
3.875%, 2/15/2013                                                                                   44,000              42,472
5.0%, 8/15/2011                                                                                     59,000              61,295
                                                                                                                  ------------
Total US Government Backed (Cost $14,988,948)                                                                       15,407,957

Commercial and Non-Agency Mortgage-Backed Securities 2.8%
Banc of America Commercial Mortgage, Inc., "AJ",
Series 2005-1, 4.999%, 11/10/2042                                                                  825,000             826,424
Banc of America Mortgage Securities, "2A6",
Series 2004-G, 4.657%**, 8/25/2034                                                               2,275,000           2,270,481
Bank of America-First Union Commercial Mortgage, Inc.,
"A1", Series 2001-3, 4.89%, 4/11/2037                                                              739,294             742,938
Citigroup Mortgage Loan Trust, Inc., "1CB2",
Series 2004-NCM2, 6.75%, 8/25/2034                                                                 230,832             239,560
Countrywide Alternative Loan Trust, "1A1", Series 2004-J1, 6.0%, 2/25/2034                         473,394             479,893
Countrywide Home Loans, "A5", Series 2002-27, 5.5%, 12/25/2032                                     341,873             341,404
First Union-Lehman Brothers Commercial Mortgage,
"A3", Series 1997-C1, 7.38%, 4/18/2029                                                           1,513,145           1,584,903
Greenwich Capital Commercial Funding Corp.:
"AJ", Series 2005-GG3, 4.859%, 8/10/2042                                                           605,000             590,775
"B", Series 2005-GG3, 4.894%, 8/10/2042                                                          1,010,000             985,515
Master Alternative Loan Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020                                                            1,252,921           1,271,928
"3A1", Series 2004-5, 6.5%, 6/25/2034                                                              299,310             308,289
"5A1", Series 2005-2, 6.5%, 12/25/2034                                                             684,450             704,734
"8A1", Series 2004-3, 7.0%, 4/25/2034                                                              469,637             480,759
Master Asset Securitization Trust, "8A1",
Series 2003-6, 5.5%, 7/25/2033                                                                   1,000,654             995,338
Mortgage Capital Funding, Inc., "A3",
Series 1997-MC1, 7.288%, 7/20/2027                                                               1,054,080           1,080,905
Residential Asset Securities Corp., "AI",
Series 2003-KS9, 4.71%, 3/25/2033                                                                1,845,000           1,848,912
Structured Asset Securities Corp., "2A1",
Series 2003-1, 6.0%, 2/25/2018                                                                      88,856              90,606
Washington Mutual:
"A6", Series 2003-AR10, 4.076%**, 10/25/2033                                                     1,350,000           1,328,046
"A7", Series 2004-AR9, 4.225%**, 10/25/2034                                                      1,098,000           1,078,271
"4A1", Series 2002-S7, 4.5%, 11/25/2032                                                            123,065             123,058
                                                                                                                  ------------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $17,641,176)                                       17,372,739

Collateralized Mortgage Obligations 8.0%

Fannie Mae Grantor Trust:
"1A3", Series 2004-T2, 7.0%, 11/25/2043                                                            513,789             537,621
"A2", Series 2002-T16, 7.0%, 7/25/2042                                                           1,190,863           1,244,377
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037                                                       1,069,631           1,061,546
"1A3", Series 2004-W1, 4.49%, 11/25/2043                                                         1,195,000           1,196,189
"1A1", Series 2004-W15, 6.0%, 8/25/2044                                                          1,198,358           1,232,159
"2A", Series 2002-W1, 7.5%, 2/25/2042                                                              781,570             822,008
"5A", Series 2004-W2, 7.5%, 3/25/2044                                                            1,593,404           1,685,894
Federal Home Loan Mortgage Corp.:
"PV", Series 2726, 3.5%, 4/15/2026                                                               1,645,000           1,632,205
"QC", Series 2694, 3.5%, 9/15/2020                                                               1,900,000           1,872,588
"NB", Series 2750, 4.0%, 12/15/2022                                                              1,558,000           1,533,703
"ME", Series 2691, 4.5%, 4/15/2032                                                               3,040,000           2,899,603
"PE", Series 2727, 4.5%, 7/15/2032                                                               1,250,000           1,190,565
"QH", Series 2694, 4.5%, 3/15/2032                                                               2,990,000           2,851,770
"JG", Series 2937, 5.0%, 8/15/2033                                                               1,705,000           1,663,426
"KD", Series 2915, 5.0%, 9/15/2033                                                                 820,000             800,408
"ND", Series 2938, 5.0%, 10/15/2033                                                              1,285,000           1,254,004
"PD", Series 2893, 5.0%, 2/15/2033                                                                 860,000             835,461
"PE", Series 2777, 5.0%, 4/15/2033                                                               2,365,000           2,317,280
"QC", Series 2836, 5.0%, 9/15/2022                                                               2,220,000           2,241,273
"TE", Series 2780, 5.0%, 1/15/2033                                                               1,685,000           1,642,697
"PE", Series 2512, 5.5%, 2/15/2022                                                                 420,000             430,588
"BD", Series 2453, 6.0%, 5/15/2017                                                               2,250,000           2,321,325
Federal National Mortgage Association:
"NE", Series 2004-52, 4.5%, 7/25/2033                                                            1,118,000           1,059,942
"QG", Series 2004-29, 4.5%, 12/25/2032                                                           1,245,000           1,184,853
"WB", Series 2003-106, 4.5%, 10/25/2015                                                          1,870,000           1,870,523
"A2", Series 2002-W10, 4.7%, 8/25/2042                                                              11,474              11,452
"1A3", Series 2003-W19, 4.783%, 11/25/2033                                                       1,175,000           1,174,410
"EG", Series 2005-22, 5.0%, 11/25/2033                                                             872,000             848,429
"PD", Series 2002-31, 6.0%, 11/25/2021                                                           6,500,000           6,672,809
"PM", Series 2001-60, 6.0%, 3/25/2030                                                              445,488             451,530
"HM", Series 2002-36, 6.5%, 12/25/2029                                                              94,079              94,904
"A1", Series 2002-93, 6.5%, 3/25/2032                                                              394,067             405,008
FHLMC Structured Pass-Through Securities,
"3A", Series T-58, 7.0%, 9/25/2043                                                                 801,011             836,393
Government National Mortgage Association,
"PD", Series 2004-30, 5.0%, 2/20/2033                                                            1,115,000           1,100,335
                                                                                                                  ------------
Total Collateralized Mortgage Obligations (Cost $48,838,465)                                                        48,977,278

Municipal Investments 2.0%
Broward County, FL, Airport Revenue, Airport Systems
Revenue Series J-2, 6.13%, 10/1/2007  (b)                                                        1,000,000           1,042,870
Illinois, Higher Education Revenue, Educational Facilities
Authority Series C, 7.1%, 7/1/2012  (b)                                                          1,000,000           1,131,490
Mashantucket, CT, Special Assessment Revenue, Western
Pequot Tribe Special Revenue, Series A, 144A, 6.57%, 9/1/2013  (b)                               1,285,000           1,378,625
New York, General Obligation, Environmental Facilities Corp.,
Series B, 4.95%, 1/1/2013  (b)                                                                   1,895,000           1,895,455
Ohio, Sales & Special Tax Revenue, 7.6%, 10/1/2016  (b)                                          1,000,000           1,063,870
Passaic County, NJ, County General Obligation, 5.0%, 2/15/2017  (b)                              1,735,000           1,703,683
Texas, American Campus Properties Student Housing
Financing Ltd, 6.125%, 8/1/2023  (b)                                                             1,040,000           1,104,574
Union County, NJ, Improvement Authority,
Student Loan Revenue, 5.29%, 4/1/2018  (b)                                                       1,185,000           1,181,694
Washington, State Economic Development Finance Authority,
Economic Development Revenue, CSC Tocoma LLC Project,
Series A, 3.5%, 10/1/2010  (b)                                                                   1,840,000           1,732,544
                                                                                                                  ------------
Total Municipal Investments (Cost $12,292,667)                                                                      12,234,805

Government National Mortgage Association 0.3%
Government National Mortgage Association, 6.0%, 7/20/2034
(Cost $1,647,221)                                                                                1,602,891           1,645,452
                                                                                                                  ------------

Loan Participation 0.0%
Citigroup Global (Severstal), 8.625%, 2/24/2009                                                     84,000              85,655
(Cost $84,918)                                                                                                    ------------

Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029
(Cost $183,481)                                                                                    255,000             204,000
                                                                                                                  ------------
                                                                                                    Shares            Value ($)

Cash Equivalents 4.6%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $28,441,637)                                                                              28,441,637          28,441,637
                                                                                                                  ------------

                                                                                                      % of
                                                                                                      Net Assets      Value ($)

Total Investment Portfolio  (Cost $564,411,954)                                                      100.1         614,166,609
Other Assets and Liabilities, Net                                                                     -0.1            -629,090
                                                                                                                  ------------
Net Assets                                                                                           100.0         613,537,519
                                                                                                                  ============
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default.

                                                    Maturity          Principal              Acquisition
Security                        Coupon                Date            Amount                   Cost ($)      Value ($)
----------------------------------------------------------------------------------------------------------------------
Congoleum Corp.                  8.625 %                 8/1/2008          75,000  USD            76,313      76,125
----------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc.     9.75 %                 9/1/2013          25,000  USD            19,375      16,000
----------------------------------------------------------------------------------------------------------------------
Esprit Telecom Group PLC:         11.5 %               12/15/2007         630,000  USD            642,968          63
----------------------------------------------------------------------------------------------------------------------
Intermet Corp.                    9.75 %                6/15/2009          55,000  USD            22,550      30,800
----------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.           12.0 %               10/15/2010         225,669  USD           133,779     130,888
----------------------------------------------------------------------------------------------------------------------
Republic of Argentina:
----------------------------------------------------------------------------------------------------------------------
                                  3.01 %                 8/3/2012         170,000  USD            141,780     142,970
----------------------------------------------------------------------------------------------------------------------
                                  7.82 %               12/31/2033         177,467  EUR            209,723     181,740
----------------------------------------------------------------------------------------------------------------------
                                   8.0 %                2/26/2008          80,000  EUR             31,417      30,593
----------------------------------------------------------------------------------------------------------------------
                                 8.125 %                10/4/2049         180,000  EUR             72,688      46,667
----------------------------------------------------------------------------------------------------------------------
                                  8.25 %                 7/6/2010         180,000  EUR             70,101      68,834
----------------------------------------------------------------------------------------------------------------------
                                 8.375 %               12/20/2049         595,000  USD            189,508     172,550
----------------------------------------------------------------------------------------------------------------------
                                11.375 %                1/30/2017          65,000  USD             21,482      16,900
----------------------------------------------------------------------------------------------------------------------
                                 11.75 %                 4/7/2009         515,000  USD            170,525     154,500
----------------------------------------------------------------------------------------------------------------------
                                 11.75 %                6/15/2015         475,000  USD            157,766     142,500
----------------------------------------------------------------------------------------------------------------------
                                  15.5 %               12/19/2008         340,000  USD            108,970      85,000
----------------------------------------------------------------------------------------------------------------------
Trump Holdings & Funding        12.625 %                3/15/2010         120,000  USD            130,494     130,500
----------------------------------------------------------------------------------------------------------------------
                                                                                               $2,199,439  $1,426,630
----------------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

*** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Bond is insured by one of these companies:
                                                                As a % of Total
Insurance Coverage                                         Investment Portfolio
--------------------------------------------------------------------------------
AMBAC              AMBAC Assurance Corp.                              0.5
--------------------------------------------------------------------------------
FGIC               Financial Guaranty Insurance Company               0.3
--------------------------------------------------------------------------------
FSA                Financial Security Assurance                       0.7
--------------------------------------------------------------------------------
MBIA               Municipal Bond Investors Assurance                 0.5
--------------------------------------------------------------------------------


(c) Principal amount stated in US dollars unless otherwise noted.

(d) Mortgage dollar rolls included.

(e) At March 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

At March 31, 2005, open futures contracts purchased were as follows:

                                    Expiration                    Aggregate                      Unrealized
Futures                                Date          Contracts  Face Value ($)      Value($)   Depreciation ($)
----------------------------------------------------------------------------------------------------------------
Russell 2000 Index                   6/16/2005             5         1,577,684       1,544,500         (33,184)
----------------------------------------------------------------------------------------------------------------

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

As of March 31, 2005, the Fund had the following open forward foreign currency exchange contracts:
                                                                                                         Unrealized
                                                                                                       Appreciation
     Contracts to Deliver                         In Exchange For                            Date         (US $)
--------------------------------------------------------------------------------------------------------------------
USD                                1,217,068 AUD                              1,593,000    4/28/2005         10,522
--------------------------------------------------------------------------------------------------------------------
CHF                                1,400,000 EUR                                903,885    4/28/2005         24,397
--------------------------------------------------------------------------------------------------------------------
EUR                                  193,000 USD                                251,230    4/28/2005            899
--------------------------------------------------------------------------------------------------------------------
EUR                                1,836,000 USD                              2,399,762    4/28/2005         18,373
--------------------------------------------------------------------------------------------------------------------
EUR                                   56,000 USD                                 73,329    4/28/2005            694
--------------------------------------------------------------------------------------------------------------------
EUR                                  450,000 JPY                             62,048,700    4/28/2005          6,255
--------------------------------------------------------------------------------------------------------------------
EUR                                   49,700 USD                                 67,006    4/28/2005          2,542
--------------------------------------------------------------------------------------------------------------------
EUR                                   25,969 USD                                 34,579    5/27/2005            868
--------------------------------------------------------------------------------------------------------------------
EUR                                   51,429 USD                                 67,461    5/27/2005            699
--------------------------------------------------------------------------------------------------------------------
EUR                                   84,550 USD                                111,199    5/27/2005          1,442
--------------------------------------------------------------------------------------------------------------------
EUR                                  322,038 USD                                427,088    5/27/2005          9,038
--------------------------------------------------------------------------------------------------------------------
EUR                                    4,835 USD                                  6,519    9/9/2005             220
--------------------------------------------------------------------------------------------------------------------
JPY                               61,000,000 USD                                581,370    4/28/2005         11,162
--------------------------------------------------------------------------------------------------------------------
KRW                              590,000,000 USD                                581,567    4/28/2005            813
--------------------------------------------------------------------------------------------------------------------
USD                                   63,769 MXN                                719,700    4/28/2005            300
--------------------------------------------------------------------------------------------------------------------
MXN                               27,058,000 USD                              2,424,009    4/28/2005         15,231
--------------------------------------------------------------------------------------------------------------------
GBP                                  337,431 NOK                              4,090,000    4/28/2005         20,913
--------------------------------------------------------------------------------------------------------------------
GBP                                  319,657 NOK                              3,820,000    4/28/2005          2,711
--------------------------------------------------------------------------------------------------------------------
NOK                                7,900,000 GBP                                677,474    4/28/2005         55,829
--------------------------------------------------------------------------------------------------------------------
NZD                                  820,000 JPY                             61,510,168    4/28/2005          6,721
--------------------------------------------------------------------------------------------------------------------
NZD                                  810,742 AUD                                751,000    4/28/2005          3,995
--------------------------------------------------------------------------------------------------------------------
RUB                               16,500,000 USD                                600,437    4/28/2005          8,765
--------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                               202,389
--------------------------------------------------------------------------------------------------------------------

                                                                                                          Unrealized
                                                                                                        Depreciation
     Contracts to Deliver                         In Exchange For                            Date         (US $)
--------------------------------------------------------------------------------------------------------------------
NZD                                  810,742 AUD                                751,000    4/28/2005           (364)
--------------------------------------------------------------------------------------------------------------------
EUR                                1,450,000 CHF                                940,651    4/28/2005         (5,152)
--------------------------------------------------------------------------------------------------------------------
USD                                  592,973 CLP                            346,000,000    4/28/2005         (2,530)
--------------------------------------------------------------------------------------------------------------------
CLP                              346,000,000 USD                                585,102    4/28/2005         (5,342)
--------------------------------------------------------------------------------------------------------------------
EUR                                  940,651 CHF                              1,450,000    4/28/2005           (614)
--------------------------------------------------------------------------------------------------------------------
CHF                                1,400,000 EUR                                903,885    4/28/2005        (24,448)
--------------------------------------------------------------------------------------------------------------------
USD                                  651,040 EUR                                485,000    4/28/2005        (21,969)
--------------------------------------------------------------------------------------------------------------------
USD                                   67,227 EUR                                 51,429    5/27/2005           (465)
--------------------------------------------------------------------------------------------------------------------
GBP                                  337,431 NOK                              4,090,000    4/28/2005        (11,711)
--------------------------------------------------------------------------------------------------------------------
GBP                                  319,657 NOK                              3,820,000    4/28/2005         (2,611)
--------------------------------------------------------------------------------------------------------------------
NOK                                7,900,000 GBP                                677,474    4/28/2005        (25,084)
--------------------------------------------------------------------------------------------------------------------
GBP                                  310,000 USD                                583,327    4/28/2005         (1,620)
--------------------------------------------------------------------------------------------------------------------
GBP                                1,826,000 USD                              3,413,524    4/28/2005        (32,000)
--------------------------------------------------------------------------------------------------------------------
USD                                  592,338 INR                             25,900,000    4/28/2005           (208)
--------------------------------------------------------------------------------------------------------------------
INR                               25,900,000 USD                                590,381    4/28/2005         (1,750)
--------------------------------------------------------------------------------------------------------------------
NZD                                  820,000 JPY                             61,510,168    4/28/2005        (13,411)
--------------------------------------------------------------------------------------------------------------------
EUR                                  450,000 JPY                             62,048,700    4/28/2005         (9,917)
--------------------------------------------------------------------------------------------------------------------
USD                                  600,000 JPY                             62,227,200    4/28/2005        (18,320)
--------------------------------------------------------------------------------------------------------------------
MXN                                2,935,000 USD                                256,421    4/28/2005         (4,860)
--------------------------------------------------------------------------------------------------------------------
USD                                  587,758 MXN                              6,590,000    4/28/2005         (1,098)
--------------------------------------------------------------------------------------------------------------------
MXN                                6,590,000 USD                                584,609    4/28/2005         (2,051)
--------------------------------------------------------------------------------------------------------------------
MXN                                2,016,299 USD                                175,697    5/27/2005         (2,761)
--------------------------------------------------------------------------------------------------------------------
NZD                                1,758,000 USD                              1,239,047    4/28/2005         (7,992)
--------------------------------------------------------------------------------------------------------------------
USD                                  597,177 RUB                             16,500,000    4/28/2005         (5,506)
--------------------------------------------------------------------------------------------------------------------
USD                                1,827,594 SEK                             12,710,000    4/28/2005        (28,958)
--------------------------------------------------------------------------------------------------------------------
USD                                  606,230 SKK                             18,000,000    4/28/2005         (3,904)
--------------------------------------------------------------------------------------------------------------------
USD                                  600,718 TWD                             18,400,000    4/28/2005        (15,810)
--------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                              (250,456)
--------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
----------------------------------------------------------------------------------------------------------
AUD                            Australian Dollar              MXN               Mexican Peso
----------------------------------------------------------------------------------------------------------
CHF                            Swiss Franc                    NOK               Norwegian Krone
----------------------------------------------------------------------------------------------------------
CLP                            Chilean Peso                   NZD               New Zealand Dollar
----------------------------------------------------------------------------------------------------------
COP                            Colombian Peso                 RUB               Russian Ruble
----------------------------------------------------------------------------------------------------------
EUR                            Euro                           SEK               Swedish Krona
----------------------------------------------------------------------------------------------------------
GBP                            British Pound                  SKK               Slovakian Koruna
----------------------------------------------------------------------------------------------------------
INR                            Indian Rupee                   TWD               Taiwan Dollar
----------------------------------------------------------------------------------------------------------
JPY                            Japanese Yen                   USD               United States Dollar
----------------------------------------------------------------------------------------------------------
KRW                            South Korean Won
----------------------------------------------------------------------------------------------------------



Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Scudder Variable Series II Davis Venture Value Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------

                                                                                         Shares             Value ($)
                                                                                 ------------------------------------
Common Stocks 95.7%
Consumer Discretionary 7.0%
Household Durables 0.0%
Hunter Douglas NV                                                                           900               45,360
                                                                                                         -----------
Internet & Catalog Retail 0.4%
IAC/InterActiveCorp.* (c)                                                                67,800            1,509,906
                                                                                                         -----------
Media 5.8%
Comcast Corp. "A"*                                                                      377,900           12,621,860
Gannett Co., Inc.                                                                        22,500            1,779,300
Lagardere S.C.A.                                                                         54,700            4,141,006
WPP Group PLC (ADR)                                                                      20,700            1,174,311
                                                                                                         -----------
                                                                                                          19,716,477

Specialty Retail 0.8%
AutoZone, Inc.*                                                                          31,400            2,690,980
                                                                                                         -----------
Consumer Staples 11.9%
Beverages 2.2%
Diageo PLC (ADR)                                                                         83,300            4,739,770
Heineken Holding NV "A"                                                                  95,600            2,953,165
                                                                                                         -----------
                                                                                                           7,692,935

Food & Staples Retailing 3.1%
Costco Wholesale Corp.                                                                  241,600           10,673,888
                                                                                                         -----------
Food Products 1.0%
Hershey Foods Corp.                                                                      58,100            3,512,726
                                                                                                         -----------
Tobacco 5.6%
Altria Group, Inc.                                                                      290,600           19,002,334
                                                                                                         -----------
Energy 10.3%
Energy Equipment & Services 0.8%
Transocean, Inc.*                                                                        53,600            2,758,256
                                                                                                         -----------
Oil & Gas 9.5%
ConocoPhillips                                                                           88,660            9,561,094
Devon Energy Corp.                                                                      165,600            7,907,400
EOG Resources, Inc.                                                                     140,800            6,862,592
Occidental Petroleum Corp.                                                              116,300            8,277,071
                                                                                                         -----------
                                                                                                          32,608,157

Financials 45.3%
Banks 12.2%
Fifth Third Bancorp. (c)                                                                 86,500            3,717,770
Golden West Financial Corp.                                                             181,400           10,974,700
HSBC Holdings PLC                                                                       718,037           11,357,330
Lloyds TSB Group PLC (ADR) (c)                                                           77,800            2,821,806
Takefuji Corp.                                                                           37,900            2,551,879
Wells Fargo & Co.                                                                       172,600           10,321,480
                                                                                                         -----------
                                                                                                          41,744,965

Capital Markets 1.0%
Morgan Stanley                                                                           47,500            2,719,375
State Street Corp.                                                                       15,500              677,660
                                                                                                         -----------
                                                                                                           3,397,035

Consumer Finance 6.6%
American Express Co.                                                                    407,100           20,912,727
Providian Financial Corp.*                                                               91,500            1,570,140
                                                                                                         -----------
                                                                                                          22,482,867

Diversified Financial Services 7.5%
Citigroup, Inc.                                                                         216,700            9,738,498
JPMorgan Chase & Co.                                                                    319,584           11,057,607
Moody's Corp.                                                                            48,200            3,897,452
Principal Financial Group, Inc.                                                          30,300            1,166,247
                                                                                                         -----------
                                                                                                          25,859,804

Insurance 16.4%
American International Group, Inc.                                                      239,200           13,254,072
Aon Corp.                                                                                98,800            2,256,592
Berkshire Hathaway, Inc. "B"*                                                             5,005           14,294,280
Chubb Corp.                                                                              13,100            1,038,437
Loews Corp.                                                                              89,100            6,552,414
Markel Corp.* (c)                                                                           900              310,689
Marsh & McLennan Companies, Inc.                                                        107,900            3,282,318
Progressive Corp.                                                                       109,300           10,029,368
Sun Life Financial, Inc.                                                                 18,200              592,228
Transatlantic Holdings, Inc.                                                             71,437            4,730,558
                                                                                                         -----------
                                                                                                          56,340,956

Real Estate 1.6%
CenterPoint Properties Corp. (REIT)                                                     131,600            5,395,600
                                                                                                         -----------
Health Care 4.2%
Health Care Providers & Services 3.0%
Cardinal Health, Inc.                                                                    75,500            4,212,900
HCA, Inc.                                                                               109,200            5,849,844
                                                                                                         -----------
                                                                                                          10,062,744

Pharmaceuticals 1.2%
Eli Lilly & Co.                                                                          55,700            2,901,970
Novartis AG (Registered)                                                                 28,500            1,329,627
                                                                                                         -----------
                                                                                                           4,231,597

Industrials 9.5%
Air Freight & Couriers 0.7%
United Parcel Service, Inc. "B"                                                          34,800            2,531,352
                                                                                                         -----------
Commercial Services & Supplies 4.4%
China Merchants Holdings International Co., Ltd                                         141,400              277,381
Cosco Pacific Ltd.                                                                       14,200               30,860
D&B Corp.*                                                                               49,900            3,066,355
H&R Block, Inc. (c)                                                                     116,000            5,867,280
Iron Mountain, Inc.* (c)                                                                148,400            4,279,856
Rentokil Initial PLC                                                                    446,600            1,367,218
                                                                                                         -----------
                                                                                                          14,888,950

Industrial Conglomerates 4.4%
Tyco International Ltd.                                                                 440,962           14,904,515
                                                                                                         -----------

Information Technology 3.0%
Communications Equipment 0.3%
Nokia Oyj (ADR)                                                                          62,600              965,918
                                                                                                         -----------
Computers & Peripherals 1.8%
Hewlett-Packard Co.                                                                      82,700            1,814,438
Lexmark International, Inc. "A"*                                                         53,400            4,270,398
                                                                                                         -----------
                                                                                                           6,084,836

Software 0.9%
Microsoft Corp.                                                                         127,700            3,086,509
                                                                                                         -----------
Materials 4.1%
Construction Materials 1.4%
Martin Marietta Materials, Inc.                                                          42,500            2,376,600
Vulcan Materials Co.                                                                     44,400            2,523,252
                                                                                                         -----------
                                                                                                           4,899,852

Containers & Packaging 2.7%
Sealed Air Corp.*                                                                       174,900            9,084,306
                                                                                                         -----------
Telecommunication Services 0.4%
Wireless Telecommunication Services
SK Telecom Co., Ltd. (ADR) (c)                                                           71,600            1,411,952
                                                                                                         -----------

Total Common Stocks (Cost $263,188,904)                                                                  327,584,777
                                                                                                         -----------
Securities Lending Collateral 3.1%
Daily Assets Fund Institutional, 2.83% (b)(d)
(Cost $10,640,881)                                                                   10,640,881           10,640,881
                                                                                                         -----------
Cash Equivalents 4.1%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $14,055,221)                                                                   14,055,221           14,055,221
                                                                                                         -----------

                                                                                         % of
                                                                                       Net Assets          Value ($)
                                                                                       ----------          ---------

Total Investment Portfolio  (Cost $287,885,006)                                           102.9          352,280,879
Other Assets and Liabilities, Net                                                          -2.9           -9,933,594
                                                                                                         -----------
Net Assets                                                                                100.0          342,347,285
                                                                                                         ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $10,420,153, which is 3.0% of net assets.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust


Scudder Variable Series II Dreman Financial Services Portfolio
Investment Portfolio as of March 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares             Value ($)
                                                                                       -------------------------------------
Common Stocks 100.3%
Financials 100.3%
Banks 44.4%
Bank of America Corp.                                                                         269,520            11,885,832
Fifth Third Bancorp.                                                                           40,000             1,719,200
Independence Community Bank Corp.                                                              15,700               612,300
KeyCorp                                                                                       183,755             5,962,850
Marshall & Ilsley Corp.                                                                        50,600             2,112,550
Mercantile Bankshares Corp.                                                                    39,900             2,029,314
National Bank of Canada                                                                       115,650             5,006,688
National City Corp.                                                                            58,131             1,947,389
PNC Financial Services Group                                                                   62,840             3,235,003
Popular, Inc.                                                                                  30,900               751,488
Regions Financial Corp.                                                                        78,372             2,539,253
Sovereign Bancorp, Inc.                                                                       118,275             2,620,974
US Bancorp.                                                                                   185,820             5,355,332
Wachovia Corp.                                                                                 84,240             4,288,658
Washington Mutual, Inc.                                                                       277,932            10,978,314
Wells Fargo & Co.                                                                              47,310             2,829,138
                                                                                                                -----------
                                                                                                                 63,874,283

Capital Markets 11.8%
Bear Stearns Companies, Inc.                                                                   20,540             2,051,946
Franklin Resources, Inc.                                                                       20,810             1,428,606
Lehman Brothers Holdings, Inc.                                                                 20,600             1,939,696
Mellon Financial Corp.                                                                        109,700             3,130,838
Merrill Lynch & Co., Inc.                                                                      53,350             3,019,610
Morgan Stanley                                                                                 56,780             3,250,655
The Goldman Sachs Group, Inc.                                                                  19,600             2,155,804
                                                                                                                -----------
                                                                                                                 16,977,155

Consumer Finance 3.3%
American Express Co.                                                                           85,050             4,369,019
SLM Corp.                                                                                       6,930               345,391
                                                                                                                -----------
                                                                                                                  4,714,410

Diversified Financial Services 27.5%
CIT Group, Inc.                                                                                66,790             2,538,020
Citigroup, Inc.                                                                               134,100             6,026,454
Fannie Mae                                                                                    133,280             7,257,096
Freddie Mac                                                                                   243,005            15,357,916
Friedman, Billings, Ramsey Group, Inc. "A"                                                     90,100             1,429,887
JPMorgan Chase & Co.                                                                          161,224             5,578,350
PMI Group, Inc.                                                                                36,200             1,375,962
                                                                                                                -----------
                                                                                                                 39,563,685

Insurance 12.2%
Allstate Corp.                                                                                 39,095             2,113,476
American International Group, Inc.                                                            227,473            12,604,279
Chubb Corp.                                                                                    22,930             1,817,661
Prudential Financial, Inc.                                                                     18,190             1,044,106
                                                                                                                -----------
                                                                                                                 17,579,522

Real Estate 1.1%
Novastar Financial, Inc. (REIT) (b)                                                            45,000             1,620,450
                                                                                                                -----------

Total Common Stocks (Cost $121,298,976)                                                                         144,329,505
                                                                                                                -----------
Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 2.83% (a)(c)
(Cost $1,501,175)                                                                           1,501,175             1,501,175
                                                                                                                -----------

                                                                                             % of
                                                                                           Net Assets              Value ($)
                                                                                           ----------              ---------

Total Investment Portfolio  (Cost $122,800,151)                                                 101.3           145,830,680
Other Assets and Liabilities, Net                                                                -1.3            -1,851,410
                                                                                                                -----------
Net Assets                                                                                      100.0           143,979,270
                                                                                                                ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) A portion of this security was on loan. The value of the security loaned at March 31, 2005 amounted to $1,464,502, which is 1.0% of net assets.

(c)   Represents collateral held in connection with securities lending.

REIT: Real Estate Investment Trust


Scudder Variable Series II Dreman High Return Equity Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

                                                                            Shares                        Value ($)
                                                                 --------------------------------------------------
Common Stocks 92.5%
Consumer Discretionary 6.7%
Automobiles 0.4%
Ford Motor Co.                                                             345,000                       3,908,850
                                                                                                       -----------
Multiline Retail 0.9%
Federated Department Stores, Inc.                                          129,505                       8,241,698
                                                                                                       -----------
Specialty Retail 5.4%
Best Buy Co., Inc.                                                          47,225                       2,550,623
Borders Group, Inc.                                                        712,900                      18,977,398
Home Depot, Inc.                                                           388,455                      14,854,519
Staples, Inc.                                                              334,165                      10,502,806
                                                                                                       -----------
                                                                                                        46,885,346

Consumer Staples 19.7%
Food & Staples Retailing 0.5%
Safeway, Inc.*                                                             232,650                       4,311,004
                                                                                                       -----------
Tobacco 19.2%
Altria Group, Inc.                                                       1,349,420                      88,238,574
Imperial Tobacco Group (ADR)                                                95,145                       5,042,685
Reynolds American, Inc. (b)                                                249,173                      20,080,852
Universal Corp.                                                            266,570                      12,200,909
UST, Inc.                                                                  816,640                      42,220,288
                                                                                                       -----------
                                                                                                       167,783,308

Energy 18.0%
Energy Equipment & Services 0.2%
Transocean, Inc.*                                                           38,700                       1,991,502
                                                                                                       -----------
Oil & Gas 17.8%
Anadarko Petroleum Corp.                                                    26,500                       2,016,650
Apache Corp.                                                               133,100                       8,149,713
Burlington Resources, Inc.                                                 125,900                       6,303,813
ChevronTexaco Corp.                                                        562,860                      32,820,367
ConocoPhillips                                                             465,823                      50,234,352
Devon Energy Corp.                                                         514,600                      24,572,150
El Paso Corp.                                                              846,510                       8,956,076
EnCana Corp.                                                                31,800                       2,239,356
Kerr-McGee Corp.                                                           120,300                       9,423,099
Occidental Petroleum Corp.                                                 148,700                      10,582,979
                                                                                                       -----------
                                                                                                       155,298,555

Financials 26.8%
Banks 12.1%
Bank of America Corp.                                                      521,636                      23,004,147
KeyCorp                                                                    335,280                      10,879,836
PNC Financial Services Group                                               236,014                      12,150,001
Sovereign Bancorp, Inc.                                                    501,910                      11,122,326
US Bancorp.                                                                265,700                       7,657,474
Wachovia Corp.                                                             140,000                       7,127,400
Washington Mutual, Inc.                                                    854,175                      33,739,912
                                                                                                       -----------
                                                                                                       105,681,096

Capital Markets 0.0%
Piper Jaffray Companies, Inc.*                                               1,071                          39,188
                                                                                                       -----------
Diversified Financial Services 12.3%
CIT Group, Inc.                                                             89,100                       3,385,800
Citigroup, Inc.                                                             21,100                         948,234
Fannie Mae                                                                 652,073                      35,505,375
Freddie Mac                                                              1,000,341                      63,221,551
JPMorgan Chase & Co.                                                       132,864                       4,597,094
                                                                                                       -----------
                                                                                                       107,658,054

Insurance 2.4%
American International Group, Inc.                                         331,300                      18,357,333
The St. Paul Travelers Companies, Inc.                                      70,605                       2,593,322
                                                                                                       -----------
                                                                                                        20,950,655

Health Care 16.1%
Health Care Equipment & Supplies 0.7%
Becton, Dickinson & Co.                                                    111,555                       6,517,043
                                                                                                       -----------
Health Care Providers & Services 9.4%
AmerisourceBergen Corp.                                                    218,000                      12,489,220
Cardinal Health, Inc.                                                      119,400                       6,662,520
HCA, Inc.                                                                  296,200                      15,867,434
Laboratory Corp. of America Holdings*                                      343,075                      16,536,215
Medco Health Solutions, Inc.*                                              316,434                      15,685,633
Quest Diagnostics, Inc.                                                    145,550                      15,301,672
                                                                                                       -----------
                                                                                                        82,542,694

Pharmaceuticals 6.0%
Bristol-Myers Squibb Co.                                                   875,560                      22,291,758
Merck & Co., Inc.                                                          360,195                      11,659,512
Pfizer, Inc.                                                               479,530                      12,597,253
Schering-Plough Corp.                                                      134,905                       2,448,526
Wyeth                                                                       75,775                       3,196,189
                                                                                                       -----------
                                                                                                        52,193,238

Industrials 2.5%
Industrial Conglomerates
General Electric Co.                                                       209,350                       7,549,161
Tyco International Ltd.                                                    415,005                      14,027,169
                                                                                                       -----------
                                                                                                        21,576,330

Information Technology 2.7%
IT Consulting & Services
Electronic Data Systems Corp.                                            1,147,840                      23,725,853
                                                                                                       -----------
Utilities 0.0%
Gas Utilities
NiSource, Inc.                                                               5,303                         120,855
                                                                                                       -----------

Total Common Stocks (Cost $656,060,580)                                                                809,425,269
                                                                                                       -----------
Securities Lending Collateral 1.7%
Daily Assets Fund Institutional, 2.83% (c)(d)
(Cost $14,447,800)                                                      14,447,800                      14,447,800
                                                                                                       -----------
Cash Equivalents 6.9%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $60,439,150)                                                      60,439,150                      60,439,150
                                                                                                       -----------

                                                                           % of
                                                                        Net Assets                        Value ($)
                                                                        ----------                        ---------

Total Investment Portfolio  (Cost $730,947,530)                              101.1                     884,312,219
Other Assets and Liabilities, Net                                             -1.1                      -9,633,017
                                                                                                       -----------
Net Assets                                                                   100.0                     874,679,202
                                                                                                       ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a)     Scudder Cash Management QP Trust is managed by Deutsche Investment Management
Americas Inc.  The rate shown is the annualized seven-day yield at period end.

(b) A portion of this security was on loan. The value of the security loaned at March 31, 2005 amounted to $14,062,522, which is 1.6% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

At March 31, 2005, open futures contracts purchased were as follows:
                                                                                                     Unrealized
                                         Expiration                  Aggregate                      Depreciation
Futures                                     Date     Contracts    Face Value ($)      Value ($)          ($)
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index                            6/16/2005       121          37,154,651      35,812,975     (1,341,676)
-------------------------------------------------------------------------------------------------------------------


Scudder Variable Series II Dreman Small Cap Value Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------

                                                                                    Shares            Value ($)
                                                                              ---------------------------------


Common Stocks 94.1%
Consumer Discretionary 4.4%
Auto Components 0.1%
Noble International Ltd.                                                            31,600             716,056
                                                                                                   -----------
Hotels Restaurants & Leisure 1.2%
Alliance Gaming Corp.*                                                             353,200           3,387,188
CBRL Group, Inc.                                                                    74,300           3,068,590
                                                                                                   -----------
                                                                                                     6,455,778

Leisure Equipment & Products 0.8%
Lakes Entertainment, Inc.*                                                         237,800           4,280,400
                                                                                                   -----------
Specialty Retail 0.9%
Mettler-Toledo International, Inc.*                                                 95,600           4,541,000
                                                                                                   -----------
Textiles, Apparel & Luxury Goods 1.4%
Phillips-Van Heusen Corp.                                                          167,336           4,457,831
Wolverine World Wide, Inc.                                                         146,350           3,136,281
                                                                                                   -----------
                                                                                                     7,594,112

Consumer Staples 5.1%
Beverages 0.5%
Vintage Wine Trust, Inc. 144A*                                                     280,700           2,807,000
                                                                                                   -----------
Food & Staples Retailing 0.7%
B&G Foods, Inc.                                                                    265,600           3,957,440
                                                                                                   -----------
Food Products 2.3%
Chiquita Brands International, Inc.                                                218,100           5,840,718
Ralcorp Holdings, Inc.                                                             129,700           6,141,295
                                                                                                   -----------
                                                                                                    11,982,013

Personal Products 0.8%
Helen of Troy Ltd.*                                                                147,600           4,041,288
                                                                                                   -----------
Tobacco 0.8%
Universal Corp.                                                                     47,500           2,174,075
Vector Group Ltd.                                                                  126,176           1,940,587
                                                                                                   -----------
                                                                                                     4,114,662

Energy 11.5%
Energy Equipment & Services 6.0%
Atwood Oceanics, Inc.*                                                              50,700           3,373,578
CARBO Ceramics, Inc.                                                                30,400           2,132,560
Grant Prideco, Inc.*                                                               196,300           4,742,608
Grey Wolf, Inc.*                                                                   406,100           2,672,138
Offshore Logistics, Inc.*                                                           74,500           2,482,340
Oil States International, Inc.*                                                    165,300           3,396,915
Patterson-UTI Energy, Inc.                                                         243,700           6,097,374
Superior Energy Services, Inc.*                                                    151,700           2,609,240
Universal Compression Holdings, Inc.*                                              118,500           4,487,595
                                                                                                   -----------
                                                                                                    31,994,348

Oil & Gas 5.5%
ATP Oil & Gas Corp.*                                                               128,300           2,776,412
Compton Petroleum Corp.*                                                           138,600           1,392,072
Denbury Resources, Inc.*                                                            99,400           3,501,862
Energy Partners Ltd.*                                                               88,100           2,287,957
Global Industries, Inc.*                                                           339,800           3,194,120
Penn Virginia Corp.                                                                 47,800           2,194,020
Petrohawk Energy Corp.*                                                            283,400           2,970,032
PetroQuest Energy, Inc.*                                                           353,600           2,347,904
Pioneer Drilling Co.*                                                              375,500           5,170,635
Vintage Petroleum, Inc.                                                            101,700           3,199,482
                                                                                                   -----------
                                                                                                    29,034,496

Financials 20.5%
Banks 5.2%
Centennial Bank Holdings, Inc.*                                                    400,000           4,077,000
Center Financial Corp.                                                             105,900           1,867,017
Commercial Capital Bancorp., Inc.                                                   83,800           1,705,330
Greater Bay Bancorp.                                                                42,400           1,034,984
IndyMac Bancorp., Inc.                                                              66,850           2,272,900
International Bancshares Corp.                                                      46,900           1,626,023
NewAlliance Bancshares, Inc.                                                       192,300           2,692,200
Oriental Financial Group, Inc.                                                      57,640           1,349,929
PFF Bancorp., Inc.                                                                  90,000           2,484,000
Provident Bankshares Corp.                                                          97,550           3,215,248
R & G Financial Corp. "B"                                                          107,700           3,357,009
Sterling Financial Corp.                                                            49,182           1,755,797
                                                                                                   -----------
                                                                                                    27,437,437

Diversified Financial Services 1.9%
Accredited Home Lenders Holding Co.*                                                37,400           1,355,002
CMET Finance Holdings, Inc.*                                                         7,200             648,000
Doral Financial Corp.                                                              120,000           2,626,800
Ladenburg Thalmann Financial Services, Inc.*                                        30,282              20,592
Peoples Choice Financial Corp.                                                     229,900           2,299,000
Prospect Energy Corp.                                                              256,594           3,289,535
                                                                                                   -----------
                                                                                                    10,238,929

Insurance 4.8%
Endurance Specialty Holdings Ltd.                                                  100,900           3,818,056
Meadowbrook Insurance Group, Inc.*                                                 531,100           2,788,275
ProCentury Corp.                                                                   336,700           3,531,983
Scottish Re Group Ltd.                                                               8,600             193,672
Selective Insurance Group, Inc.                                                    131,200           6,065,376
Specialty Underwriters' Alliance, Inc.*                                            365,600           3,261,152
Tower Group, Inc.                                                                  232,800           3,105,552
Triad Guaranty, Inc.*                                                               51,100           2,688,371
                                                                                                   -----------
                                                                                                    25,452,437

Real Estate 8.6%
Aames Investment Corp. (REIT)                                                      157,600           1,292,320
Capital Lease Funding, Inc. (REIT)                                                 190,100           2,100,605
Feldman Mall Properties, Inc. (REIT)*                                              216,000           2,615,760
Fieldstone Investment Corp. (REIT)                                                 324,400           4,710,288
KKR Financial Corp. (REIT) 144A                                                    982,300          10,314,150
Newcastle Investment Corp. (REIT)                                                  221,300           6,550,480
Novastar Financial, Inc. (REIT)                                                    425,200          15,311,452
Thomas Properties Group, Inc. (REIT)*                                              229,100           2,836,258
                                                                                                   -----------
                                                                                                    45,731,313

Health Care 9.1%
Biotechnology 2.1%
Charles River Laboratories International, Inc.*                                    130,800           6,152,832
Serologicals Corp.*                                                                200,200           4,892,888
                                                                                                   -----------
                                                                                                    11,045,720

Health Care Equipment & Supplies 1.1%
Fisher Scientific International, Inc.*                                              20,100           1,144,092
Millipore Corp.*                                                                    60,700           2,634,380
Zoll Medical Corp.*                                                                 92,500           2,084,025
                                                                                                   -----------
                                                                                                     5,862,497

Health Care Providers & Services 4.7%
Accredo Health, Inc.*                                                               93,100           4,134,571
Allied Healthcare International, Inc.*                                             439,000           2,743,750
LabOne, Inc.*                                                                       87,500           3,017,000
Odyssey Healthcare, Inc.*                                                          255,200           3,001,152
Pediatrix Medical Group, Inc.*                                                      42,600           2,921,934
Province Healthcare Co.*                                                           190,400           4,586,736
Triad Hospitals, Inc.*                                                              89,300           4,473,930
                                                                                                   -----------
                                                                                                    24,879,073

Pharmaceuticals 1.2%
Par Pharmaceutical Cos., Inc.*                                                     150,500           5,032,720
Perrigo Co.                                                                         78,900           1,510,935
                                                                                                   -----------
                                                                                                     6,543,655

Industrials 22.3%
Aerospace & Defense 5.3%
Applied Signal Technology, Inc.                                                     58,000           1,328,200
CAE, Inc.                                                                          595,600           2,948,220
Curtiss-Wright Corp.                                                                52,200           2,975,400
DRS Technologies, Inc.*                                                             81,200           3,451,000
GenCorp, Inc.*                                                                     193,000           3,860,000
Herley Industries, Inc.*                                                           141,800           2,426,198
Precision Castparts Corp.                                                           51,700           3,981,417
Triumph Group, Inc.*                                                                82,300           3,204,762
United Defense Industries, Inc.                                                     58,500           4,295,070
                                                                                                   -----------
                                                                                                    28,470,267

Building Products 1.3%
Levitt Corp. "A"                                                                   169,500           4,345,980
NCI Building Systems, Inc.*                                                         60,900           2,350,740
                                                                                                   -----------
                                                                                                     6,696,720

Commercial Services & Supplies 2.6%
Consolidated Graphics, Inc.*                                                        63,900           3,361,140
Duratek, Inc.*                                                                     198,000           3,950,100
John H. Harland Co.                                                                 33,800           1,161,368
Nobel Learning Communities, Inc.*                                                   67,000             559,450
WCA Waste Corp.*                                                                   467,800           4,584,440
                                                                                                   -----------
                                                                                                    13,616,498

Construction & Engineering 3.5%
EMCOR Group, Inc.*                                                                  78,200           3,661,324
Foster Wheeler Ltd.*                                                               190,500           3,314,700
Infrasource Services, Inc.*                                                        305,300           3,663,600
URS Corp.*                                                                         187,800           5,399,250
Washington Group International, Inc.*                                               62,600           2,816,374
                                                                                                   -----------
                                                                                                    18,855,248

Electrical Equipment 1.8%
General Cable Corp.*                                                               511,600           6,175,012
Genlyte Group, Inc.*                                                                38,300           3,445,851
                                                                                                   -----------
                                                                                                     9,620,863

Machinery 3.7%
AGCO Corp.*                                                                        161,600           2,949,200
Albany International Corp. "A"                                                      34,000           1,049,920
Briggs & Stratton Corp.                                                             52,600           1,915,166
Harsco Corp.                                                                        70,700           4,214,427
Oshkosh Truck Corp.                                                                 47,900           3,927,321
Valmont Industries                                                                 112,400           2,508,768
Watts Water Technologies, Inc. "A"                                                  99,700           3,251,217
                                                                                                   -----------
                                                                                                    19,816,019

Marine 1.3%
GulfMark Offshore, Inc.*                                                            94,500           2,448,495
Hornbeck Offshore Services, Inc.*                                                   92,300           2,313,038
Tsakos Energy Navigation Ltd.                                                       44,200           1,946,126
                                                                                                   -----------
                                                                                                     6,707,659

Road & Rail 2.3%
Genesee & Wyoming, Inc.*                                                           114,950           2,978,354
Laidlaw International, Inc.*                                                       186,400           3,877,120
RailAmerica, Inc.*                                                                 168,100           2,097,888
Yellow Roadway Corp.*                                                               58,207           3,407,438
                                                                                                   -----------
                                                                                                    12,360,800

Trading Companies & Distributors 0.5%
WESCO International, Inc.*                                                         100,500           2,814,000
                                                                                                   -----------
Information Technology 5.2%
Computers & Peripherals 1.6%
Applied Films Corp.*                                                                98,100           2,268,072
CyberGuard Corp.*                                                                  234,400           1,931,456
Komag, Inc.*                                                                       114,200           2,552,370
Stratasys, Inc.*                                                                    61,600           1,745,128
                                                                                                   -----------
                                                                                                     8,497,026

Electronic Equipment & Instruments 1.7%
Aeroflex, Inc.*                                                                    106,900             997,377
Plexus Corp.*                                                                      238,700           2,747,437
Scansource, Inc.*                                                                   40,900           2,119,847
Vishay Intertechnology, Inc.*                                                      264,000           3,281,520
                                                                                                   -----------
                                                                                                     9,146,181

IT Consulting & Services 0.9%
CACI International, Inc. "A"*                                                       47,600           2,628,948
Covansys Corp.*                                                                    157,500           2,349,113
                                                                                                   -----------
                                                                                                     4,978,061

Semiconductors & Semiconductor Equipment 0.4%
MEMC Electronic Materials, Inc.*                                                    42,900             577,005
MKS Instruments, Inc.*                                                              90,500           1,437,140
                                                                                                   -----------
                                                                                                     2,014,145

Software 0.6%
Sonic Solutions*                                                                   220,500           3,318,525
                                                                                                   -----------
Materials 9.1%
Chemicals 2.0%
Georgia Gulf Corp.                                                                  69,700           3,204,806
NOVA Chemicals Corp.                                                                70,400           3,023,680
Sensient Technologies Corp.                                                        200,100           4,314,156
                                                                                                   -----------
                                                                                                    10,542,642

Construction Materials 1.4%
Ameron International Corp.                                                           6,600             237,600
Florida Rock Industries, Inc.                                                       73,695           4,334,740
Headwaters, Inc.*                                                                   84,300           2,766,726
                                                                                                   -----------
                                                                                                     7,339,066

Metals & Mining 5.7%
AK Steel Holding Corp.*                                                             70,800             783,048
Aleris International, Inc.*                                                        229,900           5,736,005
Century Aluminum Co.*                                                              103,200           3,122,832
Cleveland-Cliffs, Inc.                                                              34,900           2,543,163
Goldcorp, Inc.                                                                     176,550           2,508,776
Metal Management, Inc.                                                             176,000           4,519,680
Northwest Pipe Co.*                                                                 79,300           1,957,917
NS Group, Inc.*                                                                     39,800           1,250,118
Pan American Silver Corp.*                                                         202,500           3,210,637
Steel Technologies, Inc.                                                            78,900           1,892,811
Uranium Resources, Inc.*                                                         1,105,900             752,012
Worthington Industries, Inc.                                                       118,700           2,288,536
                                                                                                   -----------
                                                                                                    30,565,535

Telecommunication Services 0.2%
Diversified Telecommunication Services
Alaska Communications Systems Group, Inc.                                          133,400           1,340,670
                                                                                                   -----------
Utilities 6.7%
Electric Utilities 1.6%
Allegheny Energy, Inc.*                                                            181,700           3,753,922
Sierra Pacific Resources*                                                          210,600           2,263,950
TECO Energy, Inc.                                                                  172,000           2,696,960
                                                                                                   -----------
                                                                                                     8,714,832

Gas Utilities 2.4%
ONEOK, Inc.                                                                        128,200           3,951,124
Southern Union Co.*                                                                341,500           8,575,065
                                                                                                   -----------
                                                                                                    12,526,189

Multi-Utilities 1.6%
CMS Energy Corp.*                                                                  270,600           3,528,624
Ormat Technologies, Inc.*                                                          124,600           1,951,236
WPS Resources Corp.                                                                 54,700           2,894,724
                                                                                                   -----------
                                                                                                     8,374,584

Multi-Utilities & Unregulated Power 1.1%
Reliant Energy, Inc.*                                                              526,100           5,987,018
                                                                                                   -----------

Total Common Stocks (Cost $396,793,559)                                                            501,012,202
                                                                                                   -----------
                                                                                       Principal
                                                                                       Amount ($)     Value ($)

Corporate Bonds 0.9%
Utilities
Mirant Corp. 144A, 7.9%, 7/15/2009 *
(Cost $3,522,500)                                                                6,000,000           4,785,000
                                                                                                   -----------
                                                                                    Shares            Value ($)
                                                                                    ------            ---------

Close End Investment Company 0.8%
Tortoise Energy Infrastructure Corp.
(Cost $3,647,887)                                                                  145,457           4,151,343
                                                                                                   -----------
Cash Equivalents 3.5%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $18,691,904)                                                              18,691,904          18,691,904
                                                                                                   -----------

                                                                                   % of
                                                                                  Net Assets          Value ($)
                                                                                  ----------          ---------

Total Investment Portfolio  (Cost $422,655,850)                                       99.3         528,640,449
Other Assets and Liabilities, Net                                                      0.7           3,550,769
                                                                                                   -----------
Net Assets                                                                           100.0         532,191,218
                                                                                                   ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

                                                                   Maturity     Principal       Acquisition
Security                                                   Coupon    Date        Amount            Cost ($)
---------------------------------------------------------------------------------------------------------------
Mirant Corp.                                                 7.9%   7/15/2009   6,000,000   USD     3,522,500
---------------------------------------------------------------------------------------------------------------


(a)     Scudder Cash Management QP Trust is managed by Deutsche Investment Management
Americas Inc.  The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust


Scudder Variable Series II Eagle Focused Large Cap Growth Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------

                                                                                      Shares               Value ($)
                                                                                 -----------------------------------


Common Stocks 99.5%
Consumer Discretionary 16.2%
Hotels Restaurants & Leisure 7.1%
Harrah's Entertainment, Inc.(c)                                                       52,050              3,361,389
McDonald's Corp.                                                                     136,800              4,259,952
                                                                                                       ------------
                                                                                                          7,621,341

Internet & Catalog Retail 1.4%
eBay, Inc.*                                                                           40,800              1,520,208
                                                                                                       ------------
Media 3.4%
News Corp. "A"                                                                       104,300              1,764,756
Time Warner, Inc.*                                                                   105,100              1,844,505
                                                                                                       ------------
                                                                                                          3,609,261

Multiline Retail 2.5%
Target Corp.                                                                          52,800              2,641,056
                                                                                                       ------------
Specialty Retail 1.8%
Home Depot, Inc.                                                                      50,725              1,939,724
                                                                                                       ------------
Consumer Staples 7.7%
Beverages 3.7%
Coca-Cola Co.                                                                         94,300              3,929,481
                                                                                                       ------------
Food & Staples Retailing 4.0%
Wal-Mart Stores, Inc.                                                                 85,300              4,274,383
                                                                                                       ------------
Energy 2.4%
Energy Equipment & Services
Halliburton Co.                                                                       59,800              2,586,350
                                                                                                       ------------
Financials 8.9%
Capital Markets 2.6%
The Goldman Sachs Group, Inc.                                                         25,300              2,782,747
                                                                                                       ------------
Consumer Finance 1.7%
American Express Co.                                                                  35,700              1,833,909
                                                                                                       ------------
Diversified Financial Services 2.5%
Citigroup, Inc.                                                                       59,066              2,654,426
                                                                                                       ------------
Insurance 2.1%
American International Group, Inc.                                                    40,750              2,257,958
                                                                                                       ------------
Health Care 17.4%
Biotechnology 4.1%
Amgen, Inc.*                                                                          35,450              2,063,544
Genzyme Corp.*                                                                        41,000              2,346,840
                                                                                                       ------------
                                                                                                          4,410,384

Health Care Equipment & Supplies 3.5%
Boston Scientific Corp.*                                                              72,700              2,129,383
Zimmer Holdings, Inc.*                                                                19,950              1,552,310
                                                                                                       ------------
                                                                                                          3,681,693

Health Care Providers & Services 2.7%
Caremark Rx, Inc.*                                                                    73,650              2,929,797
                                                                                                       ------------
Pharmaceuticals 7.1%
Johnson & Johnson                                                                     54,900              3,687,084
Pfizer, Inc.                                                                         145,800              3,830,166
                                                                                                       ------------
                                                                                                          7,517,250

Industrials 9.2%
Aerospace & Defense 2.0%
United Technologies Corp.                                                             20,900              2,124,694
                                                                                                       ------------
Electrical Equipment 2.6%
Emerson Electric Co.                                                                  43,200              2,804,976
                                                                                                       ------------
Industrial Conglomerates 4.6%
General Electric Co.                                                                 134,950              4,866,297
                                                                                                       ------------
Information Technology 37.7%
Communications Equipment 6.3%
Avaya, Inc.*                                                                         211,750              2,473,240
Cisco Systems, Inc.*                                                                 121,200              2,168,268
QUALCOMM, Inc.                                                                        56,100              2,056,065
                                                                                                       ------------
                                                                                                          6,697,573

Computers & Peripherals 6.7%
Dell, Inc.*                                                                          143,750              5,522,875
EMC Corp.*                                                                           129,700              1,597,904
                                                                                                       ------------
                                                                                                          7,120,779

Electronic Equipment & Instruments 1.8%
Symbol Technologies, Inc.                                                            130,850              1,896,016
                                                                                                       ------------
Internet Software & Services 4.1%
Google, Inc. "A"*                                                                     11,600              2,093,916
Yahoo!, Inc.*                                                                         68,050              2,306,895
                                                                                                       ------------
                                                                                                          4,400,811

IT Consulting & Services 2.2%
Fiserv, Inc.*                                                                         60,000              2,388,000
                                                                                                       ------------
Semiconductors & Semiconductor Equipment 11.5%
Altera Corp.*                                                                         55,250              1,092,845
Broadcom Corp. "A"*                                                                   94,700              2,833,424
Intel Corp.                                                                          144,250              3,350,927
Maxim Integrated Products, Inc.                                                       54,400              2,223,328
National Semiconductor Corp.                                                          63,900              1,316,979
Texas Instruments, Inc.                                                               56,950              1,451,656
                                                                                                       ------------
                                                                                                         12,269,159

Software 5.1%
Microsoft Corp.                                                                      223,600              5,404,412
                                                                                                       ------------

Total Common Stocks (Cost $100,091,798)                                                                 106,162,685
                                                                                                       ------------
Securities Lending Collateral 0.2%
Daily Assets Fund Institutional, 2.83% (b) (d)
(Cost $254,600)                                                                      254,600                254,600
                                                                                                       ------------
Cash Equivalents 0.3%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $310,357)                                                                      310,357                310,357
                                                                                                       ------------

                                                                                        % of
                                                                                      Net Assets          Value ($)
                                                                                      ----------          ---------

Total Investment Portfolio  (Cost $100,656,755)                                        100.0            106,727,642
Other Assets and Liabilities, Net                                                        0.0                -48,135
                                                                                                       ------------
Net Assets                                                                             100.0            106,679,507
                                                                                                       ============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a)     Scudder Cash Management QP Trust is managed by Deutsche Investment Management
Americas Inc.  The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $244,796, which is 0.2% of total net assets.

(d) Represents collateral held in connection with securities lending.


Scudder Variable Series II SVS Focus Value + Growth Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------

                                                                          Shares               Value ($)
                                                                      ----------------------------------
Common Stocks 99.6%
Consumer Discretionary 12.5%
Hotels Restaurants & Leisure 2.1%
Starbucks Corp.*                                                          45,900              2,371,194
                                                                                            -----------
Internet & Catalog Retail 2.4%
eBay, Inc.*                                                               74,400              2,772,144
                                                                                            -----------
Multiline Retail 5.1%
Federated Department Stores, Inc.                                         40,300              2,564,692
Target Corp.                                                              65,600              3,281,312
                                                                                            -----------
                                                                                              5,846,004

Specialty Retail 2.9%
Borders Group, Inc.                                                       29,550                786,621
Home Depot, Inc.                                                          49,165              1,880,070
Staples, Inc.                                                             22,540                708,432
                                                                                            -----------
                                                                                              3,375,123

Consumer Staples 15.9%
Food & Staples Retailing 2.7%
Whole Foods Market, Inc.                                                  30,800              3,145,604
                                                                                            -----------
Personal Products 2.6%
Estee Lauder Companies, Inc. "A"                                          67,200              3,022,656
                                                                                            -----------
Tobacco 10.6%
Altria Group, Inc.                                                       105,800              6,918,262
Reynolds American, Inc.                                                    7,325                590,322
UST, Inc.                                                                 90,720              4,690,224
                                                                                            -----------
                                                                                             12,198,808

Energy 6.6%
Oil & Gas
Apache Corp.                                                              13,300                814,359
Burlington Resources, Inc.                                                 1,400                 70,098
ChevronTexaco Corp.                                                       12,150                708,467
ConocoPhillips                                                             8,400                905,856
Devon Energy Corp.                                                        68,690              3,279,947
EnCana Corp.                                                               4,400                309,848
Kerr-McGee Corp.                                                          10,450                818,548
Occidental Petroleum Corp.                                                10,200                725,934
                                                                                            -----------
                                                                                              7,633,057

Financials 25.3%
Banks 6.9%
Bank of America Corp.                                                     46,220              2,038,302
PNC Financial Services Group                                              17,110                880,823
Sovereign Bancorp, Inc.                                                   46,710              1,035,094
US Bancorp.                                                               27,500                792,550
Washington Mutual, Inc.                                                   81,251              3,209,414
                                                                                            -----------
                                                                                              7,956,183

Capital Markets 2.6%
Merrill Lynch & Co., Inc.                                                 52,800              2,988,480
                                                                                            -----------
Consumer Finance 2.8%
American Express Co.                                                      62,600              3,215,762
                                                                                            -----------
Diversified Financial Services 12.0%
Fannie Mae                                                                80,850              4,402,282
Freddie Mac                                                              106,850              6,752,920
JPMorgan Chase & Co.                                                      77,700              2,688,420
                                                                                            -----------
                                                                                             13,843,622

Insurance 1.0%
American International Group, Inc.                                        21,600              1,196,856
                                                                                            -----------
Health Care 13.5%
Biotechnology 2.9%
Genentech, Inc.*                                                          58,200              3,294,702
                                                                                            -----------
Health Care Providers & Services 3.8%
AmerisourceBergen Corp.                                                   14,850                850,757
HCA, Inc.                                                                 20,075              1,075,418
Laboratory Corp. of America Holdings*                                     22,890              1,103,298
Medco Health Solutions, Inc.*                                             21,262              1,053,957
Quest Diagnostics, Inc.                                                    3,100                325,903
                                                                                            -----------
                                                                                              4,409,333

Pharmaceuticals 6.8%
Bristol-Myers Squibb Co.                                                  52,170              1,328,248
Merck & Co., Inc.                                                         44,900              1,453,413
Novartis AG (ADR)*                                                        58,000              2,713,240
Pfizer, Inc.                                                              89,800              2,359,046
                                                                                            -----------
                                                                                              7,853,947

Industrials 3.7%
Industrial Conglomerates
General Electric Co.                                                      95,300              3,436,518
Tyco International Ltd.                                                   24,750                836,550
                                                                                            -----------
                                                                                              4,273,068

Information Technology 20.2%
Computers & Peripherals 2.3%
Apple Computer, Inc.*                                                     62,400              2,600,208
                                                                                            -----------
Electronic Equipment & Instruments 2.5%
Agilent Technologies, Inc.*                                              127,000              2,819,400
                                                                                            -----------
Internet Software & Services 6.5%
Google, Inc. "A"*                                                         22,300              4,025,373
Yahoo!, Inc.*                                                            102,300              3,467,970
                                                                                            -----------
                                                                                              7,493,343

IT Consulting & Services 0.9%
Electronic Data Systems Corp.                                             50,625              1,046,419
                                                                                            -----------
Semiconductors & Semiconductor Equipment 5.2%
Intel Corp.                                                              141,800              3,294,014
Marvell Technology Group Ltd.*                                            71,100              2,725,974
                                                                                            -----------
                                                                                              6,019,988

Software 2.8%
Electronic Arts, Inc.*                                                    62,400              3,231,072
                                                                                            -----------
Telecommunication Services 1.9%
Wireless Telecommunication Services
Nextel Communications, Inc. "A"*                                          76,600              2,176,972
                                                                                            -----------

Total Common Stocks (Cost $101,082,581)                                                     114,783,945
                                                                                            -----------
Cash Equivalents 0.4%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $439,902)                                                          439,902                439,902
                                                                                            -----------

                                                                            % of
                                                                          Net Assets           Value ($)
                                                                          ----------           ---------

Total Investment Portfolio  (Cost $101,522,483)                            100.0            115,223,847
Other Assets and Liabilities, Net                                            0.0                  1,428
                                                                                            -----------
Net Assets                                                                 100.0            115,225,275
                                                                                            ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.


ADR: American Depositary Receipt


Scudder Variable Series II SVS Index 500 Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                        Shares                   Value ($)
                                                                               -------------------------------------------


Common Stocks 99.7%
Consumer Discretionary 11.5%
Auto Components 0.2%
Cooper Tire & Rubber Co.                                                                 2,249                     41,292
Dana Corp.                                                                               4,863                     62,198
Delphi Corp.                                                                            18,218                     81,616
Goodyear Tire & Rubber Co.*                                                              5,694                     76,015
Johnson Controls, Inc.                                                                   6,146                    342,701
Visteon Corp.                                                                            3,894                     22,235
                                                                                                             ------------
                                                                                                                  626,057

Automobiles 0.5%
Ford Motor Co.                                                                          59,073                    669,297
General Motors Corp. (d)                                                                19,136                    562,407
Harley-Davidson, Inc.                                                                    9,486                    547,912
                                                                                                             ------------
                                                                                                                1,779,616

Distributors 0.1%
Genuine Parts Co.                                                                        5,509                    239,586
                                                                                                             ------------
Hotels Restaurants & Leisure 1.5%
Carnival Corp.                                                                          17,846                    924,601
Darden Restaurants, Inc.                                                                 5,104                    156,591
Harrah's Entertainment, Inc.                                                             3,619                    233,715
Hilton Hotels Corp.                                                                     12,532                    280,090
International Game Technology                                                           11,388                    303,604
Marriott International, Inc. "A"                                                         7,120                    476,043
McDonald's Corp.                                                                        41,691                  1,298,258
Starbucks Corp.*                                                                        12,914                    667,137
Starwood Hotels & Resorts Worldwide, Inc.                                                6,693                    401,781
Wendy's International, Inc.                                                              3,611                    140,974
YUM! Brands, Inc.                                                                        9,458                    490,019
                                                                                                             ------------
                                                                                                                5,372,813

Household Durables 0.6%
Black & Decker Corp.                                                                     2,622                    207,112
Centex Corp.                                                                             4,035                    231,084
Fortune Brands, Inc.                                                                     4,655                    375,333
KB Home                                                                                  1,396                    163,974
Leggett & Platt, Inc.                                                                    6,164                    178,016
Maytag Corp. (d)                                                                         2,529                     35,330
Newell Rubbermaid, Inc.                                                                  8,873                    194,674
Pulte Homes, Inc.                                                                        3,841                    282,813
Snap-on, Inc.                                                                            1,893                     60,178
The Stanley Works                                                                        2,656                    120,237
Whirlpool Corp.                                                                          2,345                    158,827
                                                                                                             ------------
                                                                                                                2,007,578

Internet & Catalog Retail 0.4%
eBay, Inc.*                                                                             40,006                  1,490,624
                                                                                                             ------------
Leisure Equipment & Products 0.3%
Brunswick Corp.                                                                          3,106                    145,516
Eastman Kodak Co.                                                                        9,307                    302,943
Hasbro, Inc.                                                                             5,527                    113,027
Mattel, Inc.                                                                            13,398                    286,047
                                                                                                             ------------
                                                                                                                  847,533

Media 4.0%
Clear Channel Communications, Inc.                                                      18,018                    621,081
Comcast Corp. "A"*                                                                      72,972                  2,464,994
Dow Jones & Co., Inc.                                                                    2,661                     99,442
Gannett Co., Inc.                                                                        8,242                    651,777
Interpublic Group of Companies, Inc.*                                                   13,697                    168,199
Knight-Ridder, Inc.                                                                      2,500                    168,125
McGraw-Hill Companies, Inc.                                                              6,132                    535,017
Meredith Corp.                                                                           1,624                     75,922
New York Times Co. "A"                                                                   4,710                    172,292
News Corp. "A"                                                                          94,354                  1,596,470
Omnicom Group, Inc.                                                                      6,016                    532,536
Time Warner, Inc.*                                                                     148,282                  2,602,349
Tribune Co.                                                                             10,258                    408,986
Univision Communications, Inc. "A"*                                                      9,893                    273,937
Viacom, Inc. "B"                                                                        55,049                  1,917,357
Walt Disney Co.                                                                         65,970                  1,895,318
                                                                                                             ------------
                                                                                                               14,183,802

Multiline Retail 1.2%
Big Lots, Inc.*                                                                          3,692                     44,378
Dillard's, Inc. "A"                                                                      2,651                     71,312
Dollar General Corp.                                                                    10,637                    233,057
Family Dollar Stores, Inc.                                                               5,444                    165,280
Federated Department Stores, Inc.                                                        5,463                    347,665
J.C. Penny Co., Inc.                                                                     9,222                    478,806
Kohl's Corp.*                                                                           10,578                    546,142
May Department Stores Co.                                                                9,428                    349,024
Nordstrom, Inc.                                                                          4,124                    228,387
Sears Holdings Corp.*                                                                    3,202                    426,486
Target Corp.                                                                            28,910                  1,446,078
                                                                                                             ------------
                                                                                                                4,336,615

Specialty Retail 2.3%
AutoNation, Inc.*                                                                        8,500                    160,990
AutoZone, Inc.*                                                                          2,191                    187,769
Bed Bath & Beyond, Inc.*                                                                 9,716                    355,023
Best Buy Co., Inc.                                                                      10,474                    565,701
Circuit City Stores, Inc.                                                                6,330                    101,596
Home Depot, Inc.                                                                        71,599                  2,737,946
Limited Brands, Inc.                                                                    13,094                    318,184
Lowe's Companies, Inc.                                                                  24,950                  1,424,395
Office Depot, Inc.*                                                                      9,903                    219,649
OfficeMax, Inc.                                                                          3,041                    101,873
RadioShack Corp.                                                                         5,145                    126,052
Sherwin-Williams Co.                                                                     4,489                    197,471
Staples, Inc.                                                                           16,076                    505,269
The Gap, Inc.                                                                           24,007                    524,313
Tiffany & Co.                                                                            4,600                    158,792
TJX Companies, Inc.                                                                     15,558                    383,194
Toys "R" Us, Inc.*                                                                       7,017                    180,758
                                                                                                             ------------
                                                                                                                8,248,975

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*                                                                             6,100                    345,443
Jones Apparel Group, Inc.                                                                3,997                    133,860
Liz Claiborne, Inc.                                                                      3,524                    141,418
NIKE, Inc. "B"                                                                           7,475                    622,742
Reebok International Ltd.                                                                1,877                     83,151
VF Corp.                                                                                 3,587                    212,135
                                                                                                             ------------
                                                                                                                1,538,749

Consumer Staples 10.3%
Beverages 2.2%
Anheuser-Busch Companies, Inc.                                                          25,409                  1,204,132
Brown-Forman Corp. "B"                                                                   2,980                    163,155
Coca-Cola Co.                                                                           73,914                  3,079,996
Coca-Cola Enterprises, Inc.                                                             14,050                    288,306
Molson Coors Brewing Co. "B"                                                             2,492                    192,308
Pepsi Bottling Group, Inc.                                                               6,419                    178,769
PepsiCo, Inc.                                                                           54,386                  2,884,090
                                                                                                             ------------
                                                                                                                7,990,756

Food & Staples Retailing 2.9%
Albertsons, Inc.                                                                        12,549                    259,137
Costco Wholesale Corp.                                                                  15,145                    669,106
CVS Corp.                                                                               12,917                    679,693
Kroger Co.*                                                                             23,863                    382,524
Safeway, Inc.*                                                                          14,527                    269,185
SUPERVALU, Inc.                                                                          4,270                    142,404
Sysco Corp.                                                                             20,657                    739,521
Wal-Mart Stores, Inc.                                                                  110,527                  5,538,508
Walgreen Co.                                                                            32,996                  1,465,682
                                                                                                             ------------
                                                                                                               10,145,760

Food Products 1.2%
Archer-Daniels-Midland Co.                                                              20,532                    504,676
Campbell Soup Co.                                                                       10,985                    318,785
ConAgra Foods, Inc.                                                                     16,605                    448,667
General Mills, Inc.                                                                     11,764                    578,201
H.J. Heinz Co.                                                                          11,279                    415,518
Hershey Foods Corp.                                                                      7,146                    432,047
Kellogg Co.                                                                             11,432                    494,663
McCormick & Co, Inc.                                                                     4,414                    151,974
Sara Lee Corp.                                                                          25,339                    561,512
William Wrigley Jr. Co.                                                                  6,447                    422,730
                                                                                                             ------------
                                                                                                                4,328,773
Household Products 1.9%
Clorox Co.                                                                               4,930                    310,541
Colgate-Palmolive Co.                                                                   17,121                    893,203
Kimberly-Clark Corp.                                                                    15,747                  1,035,050
Procter & Gamble Co.                                                                    82,300                  4,361,900
                                                                                                             ------------
                                                                                                                6,600,694

Personal Products 0.7%
Alberto-Culver Co. "B"                                                                   2,955                    141,426
Avon Products, Inc.                                                                     15,270                    655,694
Gillette Co.                                                                            32,054                  1,618,086
                                                                                                             ------------
                                                                                                                2,415,206

Tobacco 1.4%
Altria Group, Inc.                                                                      66,970                  4,379,168
Reynolds American, Inc.                                                                  3,864                    311,400
UST, Inc.                                                                                5,335                    275,820
                                                                                                             ------------
                                                                                                                4,966,388
Energy 8.8%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.                                                                      10,831                    481,871
BJ Services Co.                                                                          5,243                    272,007
Halliburton Co.                                                                         16,791                    726,211
Nabors Industries Ltd.*                                                                  4,854                    287,066
National-Oilwell Varco, Inc.*                                                            5,400                    252,180
Noble Corp.                                                                              4,395                    247,043
Rowan Companies, Inc.                                                                    3,482                    104,216
Schlumberger Ltd.                                                                       19,509                  1,374,994
Transocean, Inc.*                                                                       10,383                    534,309
                                                                                                             ------------
                                                                                                                4,279,897

Oil & Gas 7.6%
Amerada Hess Corp.                                                                       2,750                    264,578
Anadarko Petroleum Corp.                                                                 7,986                    607,735
Apache Corp.                                                                            10,541                    645,425
Ashland, Inc.                                                                            2,208                    148,974
Burlington Resources, Inc.                                                              12,640                    632,885
ChevronTexaco Corp.                                                                     69,002                  4,023,507
ConocoPhillips                                                                          22,485                  2,424,782
Devon Energy Corp.                                                                      15,692                    749,293
El Paso Corp.                                                                           21,768                    230,305
EOG Resources, Inc.                                                                      7,657                    373,202
ExxonMobil Corp.                                                                       208,387                 12,419,865
Kerr-McGee Corp.                                                                         5,725                    448,439
Kinder Morgan, Inc.                                                                      3,922                    296,895
Marathon Oil Corp.                                                                      11,190                    525,035
Occidental Petroleum Corp.                                                              12,744                    906,990
Sunoco, Inc.                                                                             2,208                    228,572
Unocal Corp.                                                                             8,498                    524,242
Valero Energy Corp.                                                                      8,386                    614,442
Williams Companies, Inc.                                                                18,064                    339,784
XTO Energy, Inc.                                                                        11,208                    368,071
                                                                                                             ------------
                                                                                                               26,773,021

Financials 19.7%
Banks 6.3%
AmSouth Bancorp.                                                                        11,528                    299,152
Bank of America Corp.                                                                  132,309                  5,834,827
BB&T Corp.                                                                              17,834                    696,953
Comerica, Inc.                                                                           5,537                    304,978
Compass Bancshares, Inc.                                                                 3,700                    167,980
Fifth Third Bancorp.                                                                    16,964                    729,113
First Horizon National Corp.                                                             3,998                    163,078
Golden West Financial Corp.                                                              9,187                    555,813
Huntington Bancshares, Inc.                                                              7,510                    179,489
KeyCorp.                                                                                13,129                    426,036
M&T Bank Corp.                                                                           3,250                    331,695
Marshall & Ilsley Corp.                                                                  7,254                    302,855
National City Corp.                                                                     21,876                    732,846
North Fork Bancorp., Inc.                                                               15,196                    421,537
PNC Financial Services Group                                                             9,126                    469,806
Regions Financial Corp.                                                                 15,007                    486,227
Sovereign Bancorp, Inc.                                                                 10,967                    243,029
SunTrust Banks, Inc.                                                                    11,071                    797,887
Synovus Financial Corp.                                                                 10,053                    280,077
US Bancorp.                                                                             60,284                  1,737,385
Wachovia Corp.                                                                          51,776                  2,635,916
Washington Mutual, Inc.                                                                 28,889                  1,141,115
Wells Fargo & Co.                                                                       54,624                  3,266,515
Zions Bancorp.                                                                           2,911                    200,917
                                                                                                             ------------
                                                                                                               22,405,226

Capital Markets 2.8%
Bank of New York Co., Inc.                                                              25,084                    728,690
Bear Stearns Companies, Inc.                                                             3,658                    365,434
Charles Schwab Corp.                                                                    37,489                    394,009
E*TRADE Financial Corp.*                                                                12,000                    144,000
Federated Investors, Inc. "B"                                                            3,500                     99,085
Franklin Resources, Inc.                                                                 6,752                    463,525
Janus Capital Group, Inc.                                                                7,671                    107,010
Lehman Brothers Holdings, Inc.                                                           8,699                    819,098
Mellon Financial Corp.                                                                  13,675                    390,284
Merrill Lynch & Co., Inc.                                                               30,072                  1,702,075
Morgan Stanley                                                                          35,740                  2,046,115
Northern Trust Corp.                                                                     7,049                    306,209
State Street Corp.                                                                      10,765                    470,646
T. Rowe Price Group, Inc.                                                                4,160                    247,021
The Goldman Sachs Group, Inc.                                                           15,233                  1,675,478
                                                                                                             ------------
                                                                                                                9,958,679

Consumer Finance 1.3%
American Express Co.                                                                    38,325                  1,968,755
Capital One Financial Corp.                                                              7,837                    585,972
MBNA Corp.                                                                              41,252                  1,012,737
Providian Financial Corp.*                                                               9,516                    163,295
SLM Corp.                                                                               13,878                    691,679
                                                                                                             ------------
                                                                                                                4,422,438

Diversified Financial Services 4.7%
CIT Group, Inc.                                                                          6,824                    259,312
Citigroup, Inc.                                                                        170,557                  7,664,832
Countrywide Financial Corp.                                                             18,740                    608,300
Fannie Mae                                                                              31,950                  1,739,678
Freddie Mac                                                                             22,263                  1,407,022
JPMorgan Chase & Co.                                                                   115,018                  3,979,623
MGIC Investment Corp.                                                                    3,142                    193,767
Moody's Corp.                                                                            4,776                    386,187
Principal Financial Group, Inc.                                                          9,911                    381,474
                                                                                                             ------------
                                                                                                               16,620,195

Insurance 4.1%
ACE Ltd.                                                                                 9,176                    378,694
AFLAC, Inc.                                                                             16,337                    608,717
Allstate Corp.                                                                          23,056                  1,246,407
Ambac Financial Group, Inc.                                                              3,528                    263,718
American International Group, Inc.                                                      84,992                  4,709,407
Aon Corp.                                                                               10,283                    234,864
Chubb Corp.                                                                              6,185                    490,285
Cincinnati Financial Corp.                                                               5,335                    232,659
Hartford Financial Services Group, Inc.                                                  9,483                    650,154
Jefferson-Pilot Corp.                                                                    4,408                    216,212
Lincoln National Corp.                                                                   5,638                    254,499
Loews Corp.                                                                              5,190                    381,673
Marsh & McLennan Companies, Inc.                                                        17,013                    517,535
MBIA, Inc.                                                                               4,564                    238,606
MetLife, Inc.                                                                           24,732                    967,021
Progressive Corp.                                                                        6,464                    593,137
Prudential Financial, Inc.                                                              16,663                    956,456
Safeco Corp.                                                                             4,118                    200,588
The St. Paul Travelers Companies, Inc.                                                  21,615                    793,919
Torchmark Corp.                                                                          3,510                    183,222
UnumProvident Corp.                                                                      9,316                    158,558
XL Capital Ltd. "A"                                                                      4,477                    324,001
                                                                                                             ------------
                                                                                                               14,600,332

Real Estate 0.5%
Apartment Investment & Management Co. "A" (REIT)                                         3,100                    115,320
Archstone-Smith Trust (REIT)                                                             6,100                    208,071
Equity Office Properties Trust (REIT)                                                   13,820                    416,397
Equity Residential (REIT)                                                                9,130                    294,077
Plum Creek Timber Co., Inc. (REIT)                                                       5,800                    207,060
ProLogis (REIT)                                                                          5,700                    211,470
Simon Property Group, Inc. (REIT)                                                        7,141                    432,602
                                                                                                             ------------
                                                                                                                1,884,997

Health Care 13.0%
Biotechnology 1.2%
Amgen, Inc.*                                                                            40,908                  2,381,255
Applera Corp. - Applied Biosystems Group                                                 6,329                    124,934
Biogen Idec, Inc.*                                                                      10,770                    371,673
Chiron Corp.*                                                                            5,360                    187,921
Genzyme Corp.*                                                                           8,003                    458,092
Gilead Sciences, Inc.*                                                                  13,978                    500,412
MedImmune, Inc.*                                                                         8,075                    192,266
                                                                                                             ------------
                                                                                                                4,216,553

Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.                                                                      1,736                    127,249
Baxter International, Inc.                                                              19,903                    676,304
Becton, Dickinson & Co.                                                                  8,178                    477,759
Biomet, Inc.                                                                             8,218                    298,313
Boston Scientific Corp.*                                                                25,165                    737,083
C.R. Bard, Inc.                                                                          3,398                    231,336
Fisher Scientific International, Inc.*                                                   3,808                    216,751
Guidant Corp.                                                                           10,786                    797,085
Hospira, Inc.*                                                                           5,040                    162,641
Medtronic, Inc.                                                                         39,025                  1,988,324
Millipore Corp.*                                                                         1,615                     70,091
PerkinElmer, Inc.                                                                        4,136                     85,326
St. Jude Medical, Inc.*                                                                 11,544                    415,584
Stryker Corp.                                                                           12,980                    579,038
Thermo Electron Corp.*                                                                   5,205                    131,634
Waters Corp.*                                                                            3,900                    139,581
Zimmer Holdings, Inc.*                                                                   8,120                    631,817
                                                                                                             ------------
                                                                                                                7,765,916

Health Care Providers & Services 2.6%
Aetna, Inc.                                                                              9,536                    714,723
AmerisourceBergen Corp.                                                                  3,607                    206,645
Cardinal Health, Inc.                                                                   13,951                    778,466
Caremark Rx, Inc.*                                                                      14,677                    583,851
CIGNA Corp.                                                                              4,335                    387,115
Express Scripts, Inc.*                                                                   2,467                    215,098
HCA, Inc.                                                                               13,600                    728,552
Health Management Associates, Inc. "A"                                                   7,902                    206,874
Humana, Inc.*                                                                            5,175                    165,290
IMS Health, Inc.                                                                         7,530                    183,657
Laboratory Corp. of America Holdings*                                                    4,391                    211,646
Manor Care, Inc.                                                                         2,838                    103,190
McKesson Corp.                                                                           9,490                    358,247
Medco Health Solutions, Inc.*                                                            8,798                    436,117
Quest Diagnostics, Inc.                                                                  3,186                    334,944
Tenet Healthcare Corp.*                                                                 15,150                    174,680
UnitedHealth Group, Inc.                                                                20,904                  1,993,824
WellPoint, Inc.*                                                                         9,930                  1,244,725
                                                                                                             ------------
                                                                                                                9,027,644

Pharmaceuticals 7.0%
Abbott Laboratories                                                                     50,282                  2,344,147
Allergan, Inc.                                                                           4,262                    296,081
Bristol-Myers Squibb Co.                                                                62,816                  1,599,295
Eli Lilly & Co.                                                                         36,537                  1,903,578
Forest Laboratories, Inc.*                                                              11,495                    424,740
Johnson & Johnson                                                                       97,916                  6,576,039
King Pharmaceuticals, Inc.*                                                              7,865                     65,358
Merck & Co., Inc.                                                                       73,297                  2,372,624
Mylan Laboratories, Inc.                                                                 8,736                    154,802
Pfizer, Inc.                                                                           243,446                  6,395,326
Schering-Plough Corp.                                                                   47,550                    863,033
Watson Pharmaceuticals, Inc.*                                                            3,555                    109,245
Wyeth                                                                                   43,676                  1,842,254
                                                                                                             ------------
                                                                                                               24,946,522

Industrials 11.9%
Aerospace & Defense 2.2%
Boeing Co.                                                                              27,208                  1,590,580
General Dynamics Corp.                                                                   6,467                    692,292
Goodrich Corp.                                                                           3,861                    147,838
Honeywell International, Inc.                                                           27,772                  1,033,396
L-3 Communications Holdings, Inc.                                                        3,700                    262,774
Lockheed Martin Corp.                                                                   13,893                    848,307
Northrop Grumman Corp.                                                                  11,889                    641,768
Raytheon Co.                                                                            14,596                    564,865
Rockwell Collins, Inc.                                                                   5,731                    272,738
United Technologies Corp.                                                               16,500                  1,677,390
                                                                                                             ------------
                                                                                                                7,731,948

Air Freight & Logistics 1.0%
FedEx Corp.                                                                              9,705                    911,785
Ryder System, Inc.                                                                       2,052                     85,568
United Parcel Service, Inc. "B"                                                         36,686                  2,668,540
                                                                                                             ------------
                                                                                                                3,665,893

Airlines 0.1%
Delta Air Lines, Inc.* (d)                                                               4,521                     18,310
Southwest Airlines Co.                                                                  24,170                    344,181
                                                                                                             ------------
                                                                                                                  362,491

Building Products 0.2%
American Standard Companies, Inc.                                                        5,864                    272,559
Masco Corp.                                                                             14,465                    501,501
                                                                                                             ------------
                                                                                                                  774,060

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc.*                                                           9,675                     70,724
Apollo Group, Inc. "A"*                                                                  5,381                    398,517
Avery Dennison Corp.                                                                     3,386                    209,695
Cendant Corp.                                                                           33,992                    698,196
Cintas Corp.                                                                             4,942                    204,154
Equifax, Inc.                                                                            4,391                    134,760
H&R Block, Inc.                                                                          5,348                    270,502
Monster Worldwide, Inc.*                                                                 3,866                    108,441
Pitney Bowes, Inc.                                                                       7,446                    335,963
R.R. Donnelley & Sons Co.                                                                7,129                    225,419
Robert Half International, Inc.                                                          5,600                    150,976
Waste Management, Inc.                                                                  18,472                    532,917
                                                                                                             ------------
                                                                                                                3,340,264

Construction & Engineering 0.0%
Fluor Corp.                                                                              2,725                    151,047
                                                                                                             ------------
Electrical Equipment 0.4%
American Power Conversion Corp.                                                          5,914                    154,415
Cooper Industries Ltd. "A"                                                               2,964                    211,985
Emerson Electric Co.                                                                    13,552                    879,931
Rockwell Automation, Inc.                                                                5,647                    319,846
                                                                                                             ------------
                                                                                                                1,566,177

Industrial Conglomerates 4.9%
3M Co.                                                                                  25,136                  2,153,904
General Electric Co.                                                                   346,632                 12,499,550
Textron, Inc.                                                                            4,441                    331,387
Tyco International Ltd.                                                                 66,447                  2,245,909
                                                                                                             ------------
                                                                                                               17,230,750

Machinery 1.4%
Caterpillar, Inc.                                                                       11,018                  1,007,486
Cummins, Inc.                                                                            1,378                     96,942
Danaher Corp.                                                                            9,065                    484,162
Deere & Co.                                                                              8,012                    537,846
Dover Corp.                                                                              6,602                    249,490
Eaton Corp.                                                                              4,905                    320,787
Illinois Tool Works, Inc.                                                                9,047                    809,978
Ingersoll-Rand Co. "A"                                                                   5,561                    442,934
ITT Industries, Inc.                                                                     2,997                    270,449
Navistar International Corp.*                                                            2,171                     79,024
PACCAR, Inc.                                                                             5,609                    406,035
Pall Corp.                                                                               3,953                    107,205
Parker-Hannifin Corp.                                                                    3,879                    236,309
                                                                                                             ------------
                                                                                                                5,048,647

Road & Rail 0.6%
Burlington Northern Santa Fe Corp.                                                      12,538                    676,175
CSX Corp.                                                                                6,974                    290,467
Norfolk Southern Corp.                                                                  12,786                    473,721
Union Pacific Corp.                                                                      8,381                    584,156
                                                                                                             ------------
                                                                                                                2,024,519

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.                                                                      2,909                    181,143
                                                                                                             ------------
Information Technology 15.0%
Communications Equipment 2.4%
ADC Telecommunications, Inc.*                                                           26,116                     51,971
Andrew Corp.*                                                                            5,280                     61,829
Avaya, Inc.*                                                                            14,862                    173,588
CIENA Corp.*                                                                            18,460                     31,751
Cisco Systems, Inc.*                                                                   210,895                  3,772,911
Comverse Technologies, Inc.*                                                             6,408                    161,610
Corning, Inc.*                                                                          45,273                    503,888
JDS Uniphase Corp.*                                                                     46,876                     78,283
Lucent Technologies, Inc.*                                                             142,725                    392,494
Motorola, Inc.                                                                          78,599                  1,176,627
QUALCOMM, Inc.                                                                          54,220                  1,987,163
Scientific-Atlanta, Inc.                                                                 4,977                    140,451
Tellabs, Inc.*                                                                          14,916                    108,887
                                                                                                             ------------
                                                                                                                8,641,453

Computers & Peripherals 3.8%
Apple Computer, Inc.*                                                                   27,262                  1,136,008
Dell, Inc.*                                                                             80,209                  3,081,630
EMC Corp.*                                                                              77,367                    953,161
Gateway, Inc.*                                                                          11,777                     47,461
Hewlett-Packard Co.                                                                     95,201                  2,088,710
International Business Machines Corp.                                                   53,247                  4,865,711
Lexmark International, Inc. "A"*                                                         4,168                    333,315
NCR Corp.*                                                                               6,051                    204,161
Network Appliance, Inc.*                                                                11,584                    320,413
QLogic Corp.*                                                                            3,009                    121,865
Sun Microsystems, Inc.*                                                                108,581                    438,667
                                                                                                             ------------
                                                                                                               13,591,102

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*                                                             14,079                    312,554
Jabil Circuit, Inc.*                                                                     6,547                    186,720
Molex, Inc.                                                                              5,917                    155,972
Sanmina-SCI Corp.*                                                                      17,017                     88,829
Solectron Corp.*                                                                        31,507                    109,329
Symbol Technologies, Inc.                                                                7,650                    110,849
Tektronix, Inc.                                                                          2,824                     69,273
                                                                                                             ------------
                                                                                                                1,033,526

Internet Software & Services 0.4%
Yahoo!, Inc.*                                                                           42,888                  1,453,903
                                                                                                             ------------
IT Consulting & Services 1.1%
Affiliated Computer Services, Inc. "A"*                                                  4,173                    222,170
Automatic Data Processing, Inc.                                                         18,808                    845,420
Computer Sciences Corp.*                                                                 6,144                    281,702
Convergys Corp.*                                                                         4,572                     68,260
Electronic Data Systems Corp.                                                           16,591                    342,936
First Data Corp.                                                                        26,193                  1,029,647
Fiserv, Inc.*                                                                            6,341                    252,372
Paychex, Inc.                                                                           12,011                    394,201
Sabre Holdings Corp.                                                                     4,362                     95,441
SunGard Data Systems, Inc.*                                                              9,378                    323,541
Unisys Corp.*                                                                           10,880                     76,813
                                                                                                             ------------
                                                                                                                3,932,503

Office Electronics 0.1%
Xerox Corp.*                                                                            30,788                    466,438
                                                                                                             ------------
Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc.*                                                           12,460                    200,855
Altera Corp.*                                                                           12,086                    239,061
Analog Devices, Inc.                                                                    12,135                    438,559
Applied Materials, Inc.                                                                 54,430                    884,488
Applied Micro Circuits Corp.*                                                           10,100                     33,229
Broadcom Corp. "A"*                                                                      9,525                    284,988
Freescale Semiconductor, Inc. "B"*                                                      12,655                    218,299
Intel Corp.                                                                            205,245                  4,767,841
KLA-Tencor Corp.                                                                         6,345                    291,933
Linear Technology Corp.                                                                  9,914                    379,805
LSI Logic Corp.*                                                                        12,513                     69,948
Maxim Integrated Products, Inc.                                                         10,501                    429,176
Micron Technology, Inc.*                                                                19,881                    205,570
National Semiconductor Corp.                                                            11,626                    239,612
Novellus Systems, Inc.*                                                                  4,514                    120,659
NVIDIA Corp.*                                                                            5,407                    128,470
PMC-Sierra, Inc.*                                                                        5,786                     50,917
Teradyne, Inc.*                                                                          6,304                     92,038
Texas Instruments, Inc.                                                                 55,788                  1,422,036
Xilinx, Inc.                                                                            11,246                    328,721
                                                                                                             ------------
                                                                                                               10,826,205

Software 3.8%
Adobe Systems, Inc.                                                                      7,705                    517,545
Autodesk, Inc.                                                                           7,448                    221,652
BMC Software, Inc.*                                                                      7,206                    108,090
Citrix Systems, Inc.*                                                                    5,498                    130,962
Computer Associates International, Inc.                                                 18,509                    501,594
Compuware Corp.*                                                                        12,246                     88,171
Electronic Arts, Inc.*                                                                   9,858                    510,447
Intuit, Inc.*                                                                            6,085                    266,340
Mercury Interactive Corp.*                                                               2,741                    129,869
Microsoft Corp.                                                                        330,201                  7,980,958
Novell, Inc.*                                                                           12,336                     73,523
Oracle Corp.*                                                                          146,678                  1,830,541
Parametric Technology Corp.*                                                             7,591                     42,434
Siebel Systems, Inc.*                                                                   16,497                    150,618
Symantec Corp.*                                                                         22,909                    488,649
VERITAS Software Corp.*                                                                 13,704                    318,207
                                                                                                             ------------
                                                                                                               13,359,600

Materials 3.2%
Chemicals 1.8%
Air Products & Chemicals, Inc.                                                           7,339                    464,485
Dow Chemical Co.                                                                        30,645                  1,527,653
E.I. du Pont de Nemours & Co.                                                           32,067                  1,643,113
Eastman Chemical Co.                                                                     2,530                    149,270
Ecolab, Inc.                                                                             7,266                    240,141
Engelhard Corp.                                                                          4,000                    120,120
Great Lakes Chemical Corp.                                                               1,658                     53,255
Hercules, Inc.*                                                                          3,707                     53,677
International Flavors & Fragrances, Inc.                                                 3,043                    120,199
Monsanto Co.                                                                             8,537                    550,637
PPG Industries, Inc.                                                                     5,550                    396,936
Praxair, Inc.                                                                           10,485                    501,812
Rohm & Haas Co.                                                                          7,252                    348,096
Sigma-Aldrich Corp.                                                                      2,220                    135,975
                                                                                                             ------------
                                                                                                                6,305,369

Construction Materials 0.0%
Vulcan Materials Co.                                                                     3,325                    188,960
                                                                                                             ------------
Containers & Packaging 0.2%
Ball Corp.                                                                               3,636                    150,821
Bemis Co., Inc.                                                                          3,472                    108,049
Pactiv Corp.*                                                                            4,819                    112,524
Sealed Air Corp.*                                                                        2,695                    139,978
Temple-Inland, Inc.                                                                      1,868                    135,523
                                                                                                             ------------
                                                                                                                  646,895

Metals & Mining 0.7%
Alcoa, Inc.                                                                             28,105                    854,111
Allegheny Technologies, Inc.                                                             3,067                     73,945
Freeport-McMoRan Copper & Gold, Inc. "B"                                                 5,796                    229,580
Newmont Mining Corp.                                                                    14,332                    605,527
Nucor Corp.                                                                              5,465                    314,565
Phelps Dodge Corp.                                                                       3,100                    315,363
United States Steel Corp.                                                                3,759                    191,145
                                                                                                             ------------
                                                                                                                2,584,236

Paper & Forest Products 0.5%
Georgia-Pacific Corp.                                                                    8,378                    297,335
International Paper Co.                                                                 16,010                    589,008
Louisiana-Pacific Corp.                                                                  3,573                     89,825
MeadWestvaco Corp.                                                                       6,579                    209,344
Weyerhaeuser Co.                                                                         7,745                    530,533
                                                                                                             ------------
                                                                                                                1,716,045

Telecommunication Services 3.1%
Diversified Telecommunication Services 2.8%
ALLTEL Corp.                                                                             9,808                    537,969
AT&T Corp.                                                                              25,696                    481,800
BellSouth Corp.                                                                         59,141                  1,554,817
CenturyTel, Inc.                                                                         4,369                    143,478
Citizens Communications Co.                                                             10,890                    140,917
Qwest Communications International, Inc.*                                               55,049                    203,681
SBC Communications, Inc.                                                               107,842                  2,554,777
Sprint Corp.                                                                            47,492                  1,080,443
Verizon Communications, Inc.                                                            90,399                  3,209,164
                                                                                                             ------------
                                                                                                                9,907,046

Wireless Telecommunication Services 0.3%
Nextel Communications, Inc. "A"*                                                        36,980                  1,050,972
                                                                                                             ------------
Utilities 3.2%
Electric Utilities 2.1%
Allegheny Energy, Inc.*                                                                  4,410                     91,111
Ameren Corp.                                                                             6,269                    307,244
American Electric Power Co.                                                             12,776                    435,150
CenterPoint Energy, Inc.                                                                10,121                    121,756
Cinergy Corp.                                                                            5,749                    232,949
Consolidated Edison, Inc.                                                                7,722                    325,714
DTE Energy Co.                                                                           5,657                    257,280
Edison International                                                                    10,667                    370,358
Entergy Corp.                                                                            7,256                    512,709
Exelon Corp.                                                                            22,992                  1,055,103
FirstEnergy Corp.                                                                       10,770                    451,801
FPL Group, Inc.                                                                         11,984                    481,158
PG&E Corp.*                                                                             11,749                    400,641
Pinnacle West Capital Corp.                                                              3,008                    127,870
PPL Corp.                                                                                6,104                    329,555
Progress Energy, Inc.                                                                    7,923                    332,370
Southern Co.                                                                            24,004                    764,047
TECO Energy, Inc.                                                                        5,400                     84,672
TXU Corp.                                                                                7,956                    633,536
Xcel Energy, Inc.                                                                       12,942                    222,344
                                                                                                             ------------
                                                                                                                7,537,368

Gas Utilities 0.2%
KeySpan Corp.                                                                            5,214                    203,190
Nicor, Inc.                                                                              1,484                     55,041
NiSource, Inc.                                                                           8,800                    200,552
Peoples Energy Corp.                                                                     1,128                     47,286
                                                                                                             ------------
                                                                                                                  506,069

Multi-Utilities 0.9%
AES Corp.*                                                                              20,948                    343,128
Calpine Corp.* (d)                                                                      17,501                     49,003
CMS Energy Corp.*                                                                        6,256                     81,578
Constellation Energy Group, Inc.                                                         5,710                    295,207
Dominion Resources, Inc.                                                                10,701                    796,475
Duke Energy Corp.                                                                       33,087                    926,767
Dynegy, Inc. "A"*                                                                       12,337                     48,238
Public Service Enterprise Group, Inc.                                                    7,675                    417,443
Sempra Energy                                                                            7,577                    301,868
                                                                                                             ------------
                                                                                                                3,259,707


Total Common Stocks (Cost $305,020,496)                                                                       353,105,281
                                                                                                             ------------
                                                                                     Principal
                                                                                     Amount ($)                  Value ($)

US Government Backed 0.2%
US Treasury Bills, 2.869%**, 7/14/2005 (b)
(Cost $590,179)                                                                        595,000                    590,179
                                                                                                             ------------
                                                                                        Shares                   Value ($)

Securities Lending Collateral 0.2%
Daily Assets Fund Institutional, 2.83% (c)(e)
(Cost $596,150)                                                                        596,150                    596,150
                                                                                                             ------------
Cash Equivalents 0.1%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $589,916)                                                                        589,916                    589,916
                                                                                                             ------------

                                                                                          % of
                                                                                    Net Assets                   Value ($)

Total Investment Portfolio  (Cost $306,796,741)                                          100.2                354,881,526
Other Assets and Liabilities, Net                                                         -0.2                   -651,497
                                                                                                             ------------
Net Assets                                                                               100.0                354,230,029
                                                                                                             ============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) At March 31, 2005, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) A portion of this security was on loan. The value of the security loaned at March 31, 2005 amounted to $581,002, which is 0.2% of net assets.

(e)   Represents collateral held in connection with securities lending.

REIT: Real Estate Investment Trust

At March 31, 2005, open futures contracts purchased were as follows:
                                                                                                            Unrealized
                                                                                                           Appreciation/
                                                         Expiration              Aggregate                (Depreciation)
Futures                                                     Date     Contracts Face Value ($)  Value ($)        ($)
--------------------------------------------------------------------------------------------------------------------------
S&P 500                                                   6/16/2005      3            906,480    887,925        (18,555)
--------------------------------------------------------------------------------------------------------------------------
S&P Mini 500                                              6/17/2005     15            885,184    888,000           2,816
--------------------------------------------------------------------------------------------------------------------------
Total net depreciation                                                                                            (15,739)
--------------------------------------------------------------------------------------------------------------------------


Scudder Variable Series II INVESCO Dynamic Growth Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------

                                                                                          Shares             Value ($)
                                                                                     ---------------------------------


Common Stocks 96.2%
Consumer Discretionary 18.3%
Hotels Restaurants & Leisure 4.9%
Hilton Hotels Corp.                                                                       28,000              625,800
Starwood Hotels & Resorts Worldwide, Inc.                                                 11,800              708,354
Station Casinos, Inc.                                                                     10,100              682,255
                                                                                                          -----------
                                                                                                            2,016,409

Household Durables 1.1%
Pulte Homes, Inc.                                                                          5,800              427,054
                                                                                                          -----------
Media 1.1%
Omnicom Group, Inc.                                                                        5,100              451,452
                                                                                                          -----------
Multiline Retail 3.3%
Dollar General Corp.                                                                      20,700              453,537
Dollar Tree Stores, Inc.*                                                                 14,600              419,458
Kohl's Corp.*                                                                              9,500              490,485
                                                                                                          -----------
                                                                                                            1,363,480

Specialty Retail 5.1%
Abercrombie & Fitch Co. "A"                                                               10,000              572,400
Advance Auto Parts, Inc.*                                                                  9,500              479,275
Ross Stores, Inc.                                                                         16,600              483,724
Staples, Inc.                                                                             17,900              562,597
                                                                                                          -----------
                                                                                                            2,097,996

Textiles, Apparel & Luxury Goods 2.8%
Coach, Inc.*                                                                              11,000              622,930
Polo Ralph Lauren Corp.                                                                   13,600              527,680
                                                                                                          -----------
                                                                                                            1,150,610

Consumer Staples 1.8%
Beverages 0.7%
Constellation Brands, Inc. "A"*                                                            5,800              306,646
                                                                                                          -----------
Food & Staples Retailing 0.6%
BJ's Wholesale Club, Inc.*                                                                 7,400              229,844
                                                                                                          -----------
Household Products 0.5%
Jarden Corp.*                                                                              4,500              206,460
                                                                                                          -----------
Energy 7.9%
Energy Equipment & Services 3.9%
Nabors Industries Ltd.*                                                                    5,600              331,184
National-Oilwell Varco, Inc.*                                                              5,800              270,860
Noble Corp.                                                                                6,700              376,607
Smith International, Inc.*                                                                 6,000              376,380
Weatherford International Ltd.*                                                            4,200              243,348
                                                                                                          -----------
                                                                                                            1,598,379

Oil & Gas 4.0%
Murphy Oil Corp.                                                                           5,600              552,888
Talisman Energy, Inc.(d)                                                                  17,200              587,380
Williams Companies, Inc.                                                                  26,700              502,227
                                                                                                          -----------
                                                                                                            1,642,495

Financials 8.1%
Banks 0.5%
Signature Bank*                                                                            8,000              212,080
                                                                                                          -----------
Capital Markets 3.0%
Investors Financial Services Corp.                                                         8,900              435,299
Legg Mason, Inc.                                                                           5,050              394,607
T. Rowe Price Group, Inc.                                                                  6,900              409,722
                                                                                                          -----------
                                                                                                            1,239,628

Diversified Financial Services 2.2%
CapitalSource, Inc.* (d)                                                                  19,200              441,600
Chicago Mercantile Exchange                                                                1,300              252,239
MGIC Investment Corp.                                                                      3,300              203,511
                                                                                                          -----------
                                                                                                              897,350

Insurance 0.6%
Quanta Capital Holdings Ltd.* (d)                                                          4,700               37,600
Willis Group Holdings Ltd.(d)                                                              5,700              210,159
                                                                                                          -----------
                                                                                                              247,759

Real Estate 1.8%
Aames Investment Corp. (REIT)                                                             31,100              255,020
CB Richard Ellis Group, Inc. "A"*                                                         13,300              465,367
                                                                                                          -----------
                                                                                                              720,387

Health Care 16.8%
Biotechnology 4.2%
Affymetrix, Inc.* (d)                                                                      5,900              252,756
Eyetech Pharmaceuticals, Inc.* (d)                                                         6,900              189,750
Genzyme Corp.*                                                                             6,300              360,612
Gilead Sciences, Inc.*                                                                     8,800              315,040
Invitrogen Corp.*                                                                          3,100              214,520
Martek Biosciences Corp.* (d)                                                              6,900              401,511
                                                                                                          -----------
                                                                                                            1,734,189

Health Care Equipment & Supplies 5.4%
Biomet, Inc.                                                                               8,500              308,550
Cooper Companies, Inc.                                                                     4,000              291,600
INAMED Corp.*                                                                              3,200              223,616
Kinetic Concepts, Inc.*                                                                    8,200              489,130
PerkinElmer, Inc.                                                                         18,600              383,718
Varian Medical Systems, Inc.*                                                              5,900              202,252
Waters Corp.*                                                                              9,100              325,689
                                                                                                          -----------
                                                                                                            2,224,555

Health Care Providers & Services 4.5%
Caremark Rx, Inc.*                                                                        11,800              469,404
Cerner Corp.* (d)                                                                          4,800              252,048
Express Scripts, Inc.*                                                                     4,900              427,231
Henry Schein, Inc.*                                                                       10,700              383,488
Renal Care Group, Inc.*                                                                    7,600              288,344
                                                                                                          -----------
                                                                                                            1,820,515

Pharmaceuticals 2.7%
MGI Pharma, Inc.*                                                                         13,200              333,564
Shire Pharmaceuticals Group PLC (ADR)                                                     11,300              387,364
Valeant Pharmaceuticals International                                                     16,200              364,824
                                                                                                          -----------
                                                                                                            1,085,752

Industrials 12.2%
Air Freight & Couriers 0.8%
C.H. Robinson Worldwide, Inc.                                                              6,500              334,945
                                                                                                          -----------
Commercial Services & Supplies 5.6%
Career Education Corp.*                                                                    6,300              215,838
ChoicePoint, Inc.*                                                                         5,400              216,594
Cintas Corp.                                                                              10,800              446,148
Corrections Corp. of America*                                                             14,400              555,840
Iron Mountain, Inc.* (d)                                                                  14,500              418,180
Manpower, Inc.                                                                             9,400              409,088
                                                                                                          -----------
                                                                                                            2,261,688

Construction & Engineering 0.8%
Chicago Bridge & Iron Co., NV (New York Shares)(ADR) (d)                                   7,600              334,628
                                                                                                          -----------
Electrical Equipment 0.7%
Cooper Industries Ltd. "A"                                                                 4,000              286,080
                                                                                                          -----------
Machinery 2.5%
Eaton Corp.                                                                                6,600              431,640
Ingersoll-Rand Co. "A"                                                                     7,300              581,445
                                                                                                          -----------
                                                                                                            1,013,085

Road & Rail 1.3%
CSX Corp.                                                                                  5,800              241,570
Swift Transportation Co., Inc.*                                                           13,300              294,462
                                                                                                          -----------
                                                                                                              536,032

Trading Companies & Distributors 0.5%
W.W. Grainger, Inc.                                                                        3,300              205,491
                                                                                                          -----------
Information Technology 23.0%
Communications Equipment 4.5%
Avaya, Inc.*                                                                              38,500              449,680
Comverse Technologies, Inc.*                                                              18,300              461,526
Corning, Inc.*                                                                            35,100              390,663
Dolby Laboratories, Inc. "A"*                                                              2,100               49,350
Juniper Networks, Inc.*                                                                   10,163              224,196
Scientific-Atlanta, Inc.                                                                   9,900              279,378
                                                                                                          -----------
                                                                                                            1,854,793

Computers & Peripherals 2.3%
ATI Technologies, Inc.*                                                                   20,700              357,282
QLogic Corp.*                                                                              5,100              206,550
Storage Technology Corp.*                                                                 12,900              397,320
                                                                                                          -----------
                                                                                                              961,152

Electronic Equipment & Instruments 1.0%
Amphenol Corp. "A"*                                                                       10,700              396,328
                                                                                                          -----------
Internet Software & Services 2.1%
Ask Jeeves, Inc.* (d)                                                                      9,200              258,336
VeriSign, Inc.*                                                                           21,300              611,310
                                                                                                          -----------
                                                                                                              869,646

IT Consulting & Services 1.9%
Alliance Data Systems Corp.*                                                              12,900              521,160
Cognizant Technology Solutions Corp. "A"*                                                  5,500              254,100
                                                                                                          -----------
                                                                                                              775,260

Office Electronics 0.7%
Zebra Technologies Corp. "A"*                                                              6,100              289,689
                                                                                                          -----------
Semiconductors & Semiconductor Equipment 6.7%
Altera Corp.*                                                                             20,233              400,209
KLA-Tencor Corp.*                                                                          8,300              381,883
Marvell Technology Group Ltd.*                                                             6,100              233,874
Microchip Technology, Inc.                                                                19,650              511,096
National Semiconductor Corp.                                                              26,900              554,409
Novellus Systems, Inc.*                                                                   15,700              419,661
Tessera Technologies, Inc.*                                                                5,100              220,473
                                                                                                          -----------
                                                                                                            2,721,605

Software 3.8%
Amdocs Ltd.*                                                                              14,700              417,480
Autodesk, Inc.                                                                             7,000              208,320
Macromedia, Inc.*                                                                          4,000              134,000
Mercury Interactive Corp.*                                                                 7,300              345,874
MicroStrategy, Inc. "A"*                                                                   3,200              173,664
NAVTEQ Corp.*                                                                              6,000              260,100
                                                                                                          -----------
                                                                                                            1,539,438

Materials 4.5%
Chemicals
Celanese Corp. "A"*                                                                       25,700              462,343
Eastman Chemical Co.                                                                       9,000              531,000
Praxair, Inc.                                                                              5,300              253,658
Rohm & Haas Co.                                                                           12,400              595,200
                                                                                                          -----------
                                                                                                            1,842,201

Telecommunication Services 3.6%
Wireless Telecommunication Services
American Tower Corp. "A"* (d)                                                             33,900              617,997
Nextel Partners, Inc. "A"* (d)                                                            24,500              538,020
SpectraSite, Inc.*                                                                         5,400              313,038
                                                                                                          -----------
                                                                                                            1,469,055


Total Common Stocks (Cost $32,733,852)                                                                     39,364,156
                                                                                                          -----------
Securities Lending Collateral 7.1%
Daily Assets Fund Institutional, 2.83% (b)(c)
(Cost $2,893,158)                                                                      2,893,158            2,893,158
                                                                                                          -----------
Cash Equivalents 5.1%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $2,093,544)                                                                      2,093,544            2,093,544
                                                                                                          -----------

                                                                                           % of
                                                                                         Net Assets       Value ($)
                                                                                         ----------       ---------

Total Investment Portfolio  (Cost $37,720,554)                                             108.4           44,350,858
Other Assets and Liabilities, Net                                                           -8.4           -3,455,619
                                                                                                          -----------
Net Assets                                                                                 100.0           40,895,239
                                                                                                          ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a)     Scudder Cash Management QP Trust is managed by Deutsche Investment Management
Americas Inc.  The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $2,865,797, which is 7.0% of total net assets.

ADR:    American Depositary Receipt

REIT:   Real Estate Investment Trust


Scudder Variable Series II Janus Growth and Income Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------

                                                                            Shares              Value ($)
                                                                -----------------------------------------


Common Stocks 95.0%
Consumer Discretionary 16.7%
Hotels Restaurants & Leisure 1.1%
Four Seasons Hotels Ltd. (d)                                                32,680             2,310,476
                                                                                            ------------
Household Durables 1.4%
Harman International Industries, Inc.                                       15,535             1,374,226
NVR, Inc.*                                                                   1,970             1,546,450
                                                                                            ------------
                                                                                               2,920,676

Internet & Catalog Retail 1.0%
Amazon.com, Inc.*                                                           35,945             1,231,835
eBay, Inc.*                                                                 22,945               854,931
                                                                                            ------------
                                                                                               2,086,766

Leisure Equipment & Products 1.2%
Marvel Enterprises, Inc.* (d)                                              116,732             2,334,640
                                                                                            ------------
Media 8.1%
British Sky Broadcasting Group PLC                                         444,341             4,874,416
Clear Channel Communications, Inc.                                         109,170             3,763,090
Comcast Corp. Special "A"*                                                  97,725             3,264,015
Lamar Advertising Co.*                                                      38,240             1,540,690
Time Warner, Inc.*                                                         167,015             2,931,113
                                                                                            ------------
                                                                                              16,373,324

Multiline Retail 1.1%
Kohl's Corp.*                                                               43,015             2,220,864
                                                                                            ------------
Specialty Retail 2.8%
Best Buy Co., Inc.                                                          57,065             3,082,081
PETsMART, Inc.                                                              89,260             2,566,225
                                                                                            ------------
                                                                                               5,648,306

Consumer Staples 7.7%
Beverages 1.8%
PepsiCo, Inc.                                                               66,992             3,552,586
                                                                                            ------------
Food & Staples Retailing 0.3%
Kroger Co.*                                                                 40,465               648,654
                                                                                            ------------
Food Products 1.0%
Dean Foods Co.*                                                             60,070             2,060,401
                                                                                            ------------
Household Products 2.1%
Procter & Gamble Co.                                                        81,680             4,329,040
                                                                                            ------------
Personal Products 1.3%
Avon Products, Inc.                                                         62,805             2,696,846
                                                                                            ------------
Tobacco 1.2%
Altria Group, Inc.                                                          35,300             2,308,267
                                                                                            ------------
Energy 11.9%
Oil & Gas
EnCana Corp.                                                                66,244             4,664,903
ExxonMobil Corp.                                                           157,250             9,372,100
Kinder Morgan, Inc.                                                         27,420             2,075,694
Petro-Canada                                                                41,372             2,402,565
Suncor Energy, Inc.                                                        142,272             5,731,102
                                                                                            ------------
                                                                                              24,246,364

Financials 10.2%
Banks 2.0%
Fifth Third Bancorp. (d)                                                    26,290             1,129,944
US Bancorp.                                                                103,887             2,994,024
                                                                                            ------------
                                                                                               4,123,968

Capital Markets 0.7%
The Goldman Sachs Group, Inc.                                               13,790             1,516,762
                                                                                            ------------
Diversified Financial Services 6.4%
Citigroup, Inc.                                                            151,563             6,811,241
Countrywide Financial Corp.                                                 76,784             2,492,409
JPMorgan Chase & Co.                                                       104,230             3,606,358
                                                                                            ------------
                                                                                              12,910,008

Insurance 1.1%
American International Group, Inc.                                          38,730             2,146,029
                                                                                            ------------
Health Care 14.0%
Biotechnology 0.5%
Neurocrine Biosciences, Inc.* (d)                                           25,270               961,776
                                                                                            ------------
Health Care Equipment & Supplies 1.1%
Align Technology, Inc.* (d)                                                120,340               750,922
Medtronic, Inc.                                                             27,295             1,390,680
                                                                                            ------------
                                                                                               2,141,602

Health Care Providers & Services 7.7%
Aetna, Inc.                                                                 57,570             4,314,871
Caremark Rx, Inc.*                                                         108,365             4,310,760
UnitedHealth Group, Inc.                                                    74,545             7,110,102
                                                                                            ------------
                                                                                              15,735,733

Pharmaceuticals 4.7%
Eli Lilly & Co.                                                             34,890             1,817,769
Roche Holding AG                                                            40,806             4,373,838
Sanofi-Aventis (d)                                                          40,103             3,381,660
                                                                                            ------------
                                                                                               9,573,267

Industrials 11.6%
Aerospace & Defense 1.1%
Honeywell International, Inc.                                               59,480             2,213,251
                                                                                            ------------
Air Freight & Couriers 0.4%
United Parcel Service, Inc. "B"                                             10,465               761,224
                                                                                            ------------
Electrical Equipment 2.0%
Rockwell Automation, Inc.                                                   71,145             4,029,653
                                                                                            ------------
Industrial Conglomerates 7.1%
General Electric Co.                                                        79,975             2,883,898
Smiths Group PLC                                                           127,661             2,054,220
Tyco International Ltd.                                                    283,555             9,584,159
                                                                                            ------------
                                                                                              14,522,277

Road & Rail 1.0%
Canadian National Railway Co.                                               33,677             2,132,091
                                                                                            ------------
Information Technology 22.9%
Communications Equipment 2.6%
Cisco Systems, Inc.*                                                       215,690             3,858,694
Nokia Oyj (ADR)                                                             86,150             1,329,295
                                                                                            ------------
                                                                                               5,187,989

Computers & Peripherals 2.3%
Dell, Inc.*                                                                 48,430             1,860,681
EMC Corp.*                                                                  70,710               871,147
Hewlett-Packard Co.                                                         89,660             1,967,140
                                                                                            ------------
                                                                                               4,698,968

Electronic Equipment & Instruments 3.0%
Samsung Electronics Co., Ltd. (GDR), 144A                                   25,065             6,203,588
                                                                                            ------------
Internet Software & Services 2.1%
EarthLink, Inc.*                                                            56,145               505,305
Yahoo!, Inc.*                                                              108,130             3,665,607
                                                                                            ------------
                                                                                               4,170,912

Semiconductors & Semiconductor Equipment 8.0%
Advanced Micro Devices, Inc.* (d)                                          405,605             6,538,352
Linear Technology Corp.                                                     78,635             3,012,507
Maxim Integrated Products, Inc.                                             81,295             3,322,527
Texas Instruments, Inc.                                                    134,070             3,417,444
                                                                                            ------------
                                                                                              16,290,830

Software 4.9%
Computer Associates International, Inc.                                     49,200             1,333,320
Electronic Arts, Inc.*                                                      60,230             3,118,709
Macromedia, Inc.*                                                           41,950             1,405,325
Microsoft Corp.                                                            172,100             4,159,657
                                                                                            ------------
                                                                                              10,017,011


Total Common Stocks (Cost $158,129,111)                                                      193,074,149
                                                                                            ------------
Preferred Stocks 0.9%
Porsche AG
(Cost $697,147)                                                              2,476             1,797,399
                                                                                            ------------
Convertible Preferred Stocks 2.2%
Amerada Hess Corp. 7.0%                                                     20,700             1,736,523
Goldman Sachs Group, Inc. 6.25%, Series B                                   35,200               899,958
Goldman Sachs Group, Inc. 8.125%, Series B                                  24,215               834,255
XL Capital Ltd. 6.50%                                                       43,500             1,041,825
                                                                                            ------------
Total Convertible Preferred Stocks (Cost $4,076,659)                                           4,512,561

Securities Lending Collateral 6.7%
Daily Assets Fund Institutional, 2.83% (b)(c)
(Cost $13,593,414)                                                      13,593,414            13,593,414
                                                                                            ------------
Cash Equivalents 1.1%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $2,220,854)                                                        2,220,854             2,220,854
                                                                                            ------------

                                                                           % of
                                                                        Net Assets              Value ($)
                                                                        ----------              ---------

Total Investment Portfolio  (Cost $178,717,185)                              105.9           215,198,377
Other Assets and Liabilities, Net                                             -5.9           -11,921,295
                                                                                            ------------
Net Assets                                                                   100.0           203,277,082
                                                                                            ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a)     Scudder Cash Management QP Trust is managed by Deutsche Investment Management
Americas Inc.  The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $13,140,297, which is 6.5% of total net assets.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of March 31, 2005, the Fund had the following open forward foreign currency exchange contracts:
                                                                                            Unrealized
                                                                                           Appreciation
         Contracts to Deliver              In Exchange For             Date                   (US $)
---------------------------------------------------------------------------------------------------------
CHF                  180,000 USD                        154,090     4/15/2005                      3,463
---------------------------------------------------------------------------------------------------------
USD                1,019,752 EUR                        800,000     4/15/2005                     17,611
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                     21,074
---------------------------------------------------------------------------------------------------------

                                                                                            Unrealized
                                                                                           Depreciation
         Contracts to Deliver              In Exchange For             Date                   (US $)
---------------------------------------------------------------------------------------------------------
EUR                  250,000 USD                        323,868     4/15/2005                       (308)
---------------------------------------------------------------------------------------------------------
USD                  251,989 CHF                        300,000     4/15/2005                       (943)
---------------------------------------------------------------------------------------------------------
USD                   63,848 CHF                         75,000     4/15/2005                     (1,086)
---------------------------------------------------------------------------------------------------------
USD                  302,324 CHF                        350,000     4/15/2005                     (9,437)
---------------------------------------------------------------------------------------------------------
EUR                  325,000 USD                        409,841     4/15/2005                    (11,588)
---------------------------------------------------------------------------------------------------------
CHF                1,100,000 USD                        882,542     4/15/2005                    (37,959)
---------------------------------------------------------------------------------------------------------
CHF                  925,000 USD                        735,996     4/15/2005                    (38,061)
---------------------------------------------------------------------------------------------------------
EUR                1,715,000 USD                      2,112,194     4/15/2005                   (111,653)
---------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                   (211,035)
---------------------------------------------------------------------------------------------------------


Currency Abbreviations
---------------------------------------------------------------------------------------------------------
CHF     Swiss Franc                    USD                      United States Dollar
---------------------------------------------------------------------------------------------------------
EUR     Euro
---------------------------------------------------------------------------------------------------------


Scudder Variable Series II Janus Growth Opportunities Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                Value ($)
                                                                                     -------------------------------------


Common Stocks 96.1%
Consumer Discretionary 20.2%
Automobiles 1.3%
Harley-Davidson, Inc.                                                                      31,720               1,832,147
                                                                                                             ------------
Hotels Restaurants & Leisure 5.0%
Hilton Hotels Corp.                                                                        64,820               1,448,727
McDonald's Corp.                                                                           75,910               2,363,837
Royal Caribbean Cruises Ltd.                                                               61,350               2,741,732
Starbucks Corp.*                                                                           11,435                 590,732
                                                                                                             ------------
                                                                                                                7,145,028

Media 3.4%
Liberty Media Corp. "A"*                                                                   99,088               1,027,543
Time Warner, Inc.*                                                                        163,150               2,863,282
Univision Communications, Inc. "A"*                                                        30,975                 857,698
                                                                                                             ------------
                                                                                                                4,748,523

Multiline Retail 1.6%
Target Corp.                                                                               45,810               2,291,416
                                                                                                             ------------
Specialty Retail 7.0%
Best Buy Co., Inc.                                                                         47,010               2,539,010
Home Depot, Inc.                                                                          134,490               5,142,898
Staples, Inc.                                                                              73,070               2,296,590
                                                                                                             ------------
                                                                                                                9,978,498

Textiles, Apparel & Luxury Goods 1.9%
NIKE, Inc. "B"                                                                             32,140               2,677,583
                                                                                                             ------------
Consumer Staples 3.9%
Beverages 1.5%
PepsiCo, Inc.                                                                              39,730               2,106,882
                                                                                                             ------------
Household Products 2.4%
Procter & Gamble Co.                                                                       64,005               3,392,265
                                                                                                             ------------
Energy 4.0%
Energy Equipment & Services 1.4%
Halliburton Co.                                                                            46,965               2,031,236
                                                                                                             ------------
Oil & Gas 2.6%
ExxonMobil Corp.                                                                           60,845               3,626,362
                                                                                                             ------------
Financials 7.0%
Capital Markets 1.8%
Morgan Stanley                                                                             45,180               2,586,555
                                                                                                             ------------
Consumer Finance 3.1%
American Express Co.                                                                       85,005               4,366,707
                                                                                                             ------------
Diversified Financial Services 1.2%
Countrywide Financial Corp.                                                                51,160               1,660,654
                                                                                                             ------------
Insurance 0.9%
American International Group, Inc.                                                         24,445               1,354,497
                                                                                                             ------------
Health Care 19.5%
Biotechnology 4.1%
Amgen, Inc.*                                                                               29,700               1,728,837
Genentech, Inc.*                                                                           72,195               4,086,959
                                                                                                             ------------
                                                                                                                5,815,796

Health Care Equipment & Supplies 5.4%
Biomet, Inc.                                                                               54,900               1,992,870
Medtronic, Inc.                                                                            89,810               4,575,820
Varian Medical Systems, Inc.*                                                              32,155               1,102,273
                                                                                                             ------------
                                                                                                                7,670,963

Health Care Providers & Services 6.7%
Caremark Rx, Inc.*                                                                         61,140               2,432,149
UnitedHealth Group, Inc.                                                                   75,165               7,169,238
                                                                                                             ------------
                                                                                                                9,601,387

Pharmaceuticals 3.3%
Eli Lilly & Co.                                                                            13,115                 683,291
Sanofi-Aventis (ADR)                                                                       94,720               4,010,445
                                                                                                             ------------
                                                                                                                4,693,736

Industrials 13.4%
Aerospace & Defense 1.1%
Raytheon Co.                                                                               41,840               1,619,208
                                                                                                             ------------
Air Freight & Couriers 4.3%
FedEx Corp.                                                                                65,065               6,112,857
                                                                                                             ------------
Commercial Services & Supplies 2.0%
Apollo Group, Inc. "A"*                                                                    39,215               2,904,263
                                                                                                             ------------
Industrial Conglomerates 6.0%
General Electric Co.                                                                      140,850               5,079,051
Tyco International Ltd.                                                                   100,045               3,381,521
                                                                                                             ------------
                                                                                                                8,460,572

Information Technology 25.2%
Communications Equipment 4.8%
Cisco Systems, Inc.*                                                                      140,145               2,507,194
Motorola, Inc.                                                                            285,590               4,275,282
                                                                                                             ------------
                                                                                                                6,782,476

Computers & Peripherals 6.2%
Dell, Inc.*                                                                                35,450               1,361,989
Lexmark International, Inc. "A"*                                                           54,420               4,351,967
Research In Motion Ltd.*                                                                   40,080               3,062,914
                                                                                                             ------------
                                                                                                                8,776,870

Electronic Equipment & Instruments 1.4%
Samsung Electronics Co., Ltd. (GDR), 144A                                                   8,255               2,043,113
                                                                                                             ------------
Internet Software & Services 3.6%
Yahoo!, Inc.*                                                                             151,200               5,125,680
                                                                                                             ------------
Semiconductors & Semiconductor Equipment 5.3%
Intel Corp.                                                                                77,970               1,811,243
Texas Instruments, Inc.                                                                   226,230               5,766,603
                                                                                                             ------------
                                                                                                                7,577,846

Software 3.9%
Microsoft Corp.                                                                           229,260               5,541,214
                                                                                                             ------------
Materials 1.9%
Metals & Mining
Rio Tinto PLC (ADR)                                                                        21,085               2,735,779
                                                                                                             ------------
Telecommunication Services 1.0%
Wireless Telecommunication Services
China Mobile (Hong Kong) Ltd. (ADR)                                                        84,635               1,388,860
                                                                                                             ------------

Total Common Stocks (Cost $117,632,656)                                                                       136,648,973
                                                                                                             ------------
Cash Equivalents 3.8%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $5,461,621)                                                                       5,461,621               5,461,621
                                                                                                             ------------

                                                                                             % of
                                                                                           Net Assets         Value ($)
                                                                                           ----------         ---------

Total Investment Portfolio  (Cost $123,094,277)                                              99.9             142,110,594
Other Assets and Liabilities, Net                                                             0.1                 112,549
                                                                                                             ------------
Net Assets                                                                                  100.0             142,223,143
                                                                                                             ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a)     Scudder Cash Management QP Trust is managed by Deutsche Investment Management
Americas Inc.  The rate shown is the annualized seven-day yield at period end.

ADR:    American Depositary Receipt

GDR:    Global Depositary Receipt

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


Scudder Variable Series II MFS Strategic Value Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------

                                                                                        Shares               Value ($)
                                                                                  ------------------------------------


Common Stocks 98.7%
Consumer Discretionary 12.6%
Leisure Equipment & Products 1.4%
Mattel, Inc.                                                                            29,470                629,185
                                                                                                          -----------
Media 8.0%
Interpublic Group of Companies, Inc.*                                                   92,750              1,138,970
Viacom, Inc. "B"                                                                        43,025              1,498,561
Walt Disney Co.                                                                         34,840              1,000,953
                                                                                                          -----------
                                                                                                            3,638,484

Specialty Retail 3.2%
Circuit City Stores, Inc.                                                                6,300                101,115
OfficeMax, Inc.                                                                         19,140                641,190
The Gap, Inc.                                                                           32,080                700,627
                                                                                                          -----------
                                                                                                            1,442,932

Consumer Staples 3.9%
Food & Staples Retailing 0.4%
Rite Aid Corp.*                                                                         40,360                159,826
                                                                                                          -----------
Food Products 1.6%
General Mills, Inc.                                                                     15,130                743,639
                                                                                                          -----------
Personal Products 1.9%
Gillette Co.                                                                            17,580                887,438
                                                                                                          -----------
Energy 10.2%
Energy Equipment & Services 7.3%
BJ Services Co.                                                                          9,730                504,792
Cooper Cameron Corp.*                                                                   14,250                815,242
GlobalSantaFe Corp.                                                                     28,740              1,064,530
Noble Corp.                                                                             16,770                942,642
                                                                                                          -----------
                                                                                                            3,327,206

Oil & Gas 2.9%
Apache Corp.                                                                             3,610                221,040
Devon Energy Corp.                                                                      22,930              1,094,908
                                                                                                          -----------
                                                                                                            1,315,948

Financials 21.7%
Banks 4.9%
Bank of America Corp.                                                                   24,218              1,068,014
PNC Financial Services Group                                                            22,220              1,143,886
                                                                                                          -----------
                                                                                                            2,211,900

Capital Markets 4.8%
Mellon Financial Corp.                                                                  44,930              1,282,302
Merrill Lynch & Co., Inc.                                                               16,080                910,128
                                                                                                          -----------
                                                                                                            2,192,430

Diversified Financial Services 6.4%
Freddie Mac                                                                             15,700                992,240
JPMorgan Chase & Co.                                                                    55,730              1,928,258
                                                                                                          -----------
                                                                                                            2,920,498

Insurance 5.6%
Allstate Corp.                                                                          20,500              1,108,230
Conseco, Inc.*                                                                          47,480                969,541
Hartford Financial Services Group, Inc.                                                  7,160                490,890
                                                                                                          -----------
                                                                                                            2,568,661

Health Care 13.8%
Biotechnology 1.2%
MedImmune, Inc.*                                                                        22,240                529,534
                                                                                                          -----------
Health Care Providers & Services 3.1%
Apria Healthcare Group, Inc.*                                                           15,500                497,550
Tenet Healthcare Corp.*                                                                 78,820                908,795
                                                                                                          -----------
                                                                                                            1,406,345

Pharmaceuticals 9.5%
Abbott Laboratories                                                                     14,030                654,078
Johnson & Johnson                                                                        6,130                411,691
Merck & Co., Inc.                                                                       49,900              1,615,263
Wyeth                                                                                   39,050              1,647,129
                                                                                                          -----------
                                                                                                            4,328,161

Industrials 8.4%
Aerospace & Defense 2.7%
Lockheed Martin Corp.                                                                   19,920              1,216,315
                                                                                                          -----------
Building Products 2.1%
Masco Corp.                                                                             28,000                970,760
                                                                                                          -----------
Industrial Conglomerates 2.6%
Tyco International Ltd.                                                                 34,970              1,181,986
                                                                                                          -----------
Machinery 1.0%
SPX Corp.                                                                               10,800                467,424
                                                                                                          -----------
Information Technology 11.6%
Communications Equipment 6.9%
Nokia Oyj (ADR)                                                                         90,930              1,403,050
Nortel Networks Corp.*                                                                 631,540              1,724,104
                                                                                                          -----------
                                                                                                            3,127,154

Computers & Peripherals 1.4%
Sun Microsystems, Inc.*                                                                158,690                641,108
                                                                                                          -----------
Software 3.3%
Symantec Corp.*                                                                         70,600              1,505,898
                                                                                                          -----------
Materials 5.8%
Containers & Packaging 3.9%
Owens-Illinois, Inc.*                                                                   60,920              1,531,529
Smurfit-Stone Container Corp.*                                                          13,790                213,331
                                                                                                          -----------
                                                                                                            1,744,860

Paper & Forest Products 1.9%
Bowater, Inc.                                                                           23,080                869,424
                                                                                                          -----------
Telecommunication Services 9.4%
Diversified Telecommunication Services
Sprint Corp.                                                                            92,620              2,107,105
Verizon Communications, Inc.                                                            61,620              2,187,510
                                                                                                          -----------
                                                                                                            4,294,615

Utilities 1.3%
Multi-Utilities
Calpine Corp.* (b)                                                                     204,240                571,872
                                                                                                          -----------

Total Common Stocks (Cost $41,195,088)                                                                     44,893,603
                                                                                                          -----------
Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 2.83% (a)(c)
(Cost $481,250)                                                                        481,250                481,250
                                                                                                          -----------

                                                                                          % of
                                                                                         Net Assets       Value ($)
                                                                                         ----------       ---------

Total Investment Portfolio  (Cost $41,676,338)                                            99.7             45,374,853
Other Assets and Liabilities, Net                                                          0.3                124,151
                                                                                                          -----------
Net Assets                                                                               100.0             45,499,004
                                                                                                          ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $462,000, which is 1.0% of total net assets.

(c) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt


Scudder Variable Series II Oak Strategic Equity Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                               Shares             Value ($)
                                                                                       ------------------------------------
Common Stocks 99.3%
Consumer Discretionary 7.1%
Household Durables 1.8%
Harman International Industries, Inc.                                                          16,000            1,415,360
                                                                                                                ----------
Internet & Catalog Retail 5.3%
eBay, Inc.*                                                                                   111,000            4,135,860
                                                                                                                ----------
Financials 14.2%
Capital Markets 6.0%
Charles Schwab Corp.                                                                          451,400            4,744,214
                                                                                                                ----------
Consumer Finance 4.2%
MBNA Corp.                                                                                    134,300            3,297,065
                                                                                                                ----------
Diversified Financial Services 4.0%
Citigroup, Inc.                                                                                69,900            3,141,306
                                                                                                                ----------
Health Care 15.5%
Biotechnology 7.7%
Affymetrix, Inc.* (d)                                                                          57,000            2,441,880
Amgen, Inc.*                                                                                   63,000            3,667,230
                                                                                                                ----------
                                                                                                                 6,109,110

Health Care Equipment & Supplies 4.4%
Medtronic, Inc.                                                                                67,600            3,444,220
                                                                                                                ----------
Pharmaceuticals 3.4%
Pfizer, Inc.                                                                                  101,800            2,674,286
                                                                                                                ----------
Industrials 10.0%
Air Freight & Couriers 4.0%
United Parcel Service, Inc. "B"                                                                42,800            3,113,272
                                                                                                                ----------
Electrical Equipment 2.4%
Rockwell Automation, Inc.                                                                      34,000            1,925,760
                                                                                                                ----------
Machinery 3.6%
Caterpillar, Inc.                                                                              31,000            2,834,640
                                                                                                                ----------
Information Technology 52.5%
Communications Equipment 11.7%
Cisco Systems, Inc.*                                                                          174,600            3,123,594
Juniper Networks, Inc.*                                                                       145,300            3,205,318
QUALCOMM, Inc.                                                                                 80,000            2,932,000
                                                                                                                ----------
                                                                                                                 9,260,912

Computers & Peripherals 12.3%
Avid Technology, Inc.*                                                                         33,000            1,785,960
Dell, Inc.*                                                                                   111,600            4,287,672
EMC Corp.*                                                                                    292,600            3,604,832
                                                                                                                ----------
                                                                                                                 9,678,464

Electronic Equipment & Instruments 2.2%
Symbol Technologies, Inc.                                                                     117,600            1,704,024
                                                                                                                ----------
IT Consulting & Services 5.2%
Cognizant Technology Solutions Corp. "A"*                                                      88,500            4,088,700
                                                                                                                ----------
Semiconductors & Semiconductor Equipment 13.2%
Applied Materials, Inc.*                                                                      193,400            3,142,750
Linear Technology Corp.                                                                       102,400            3,922,944
Maxim Integrated Products, Inc.                                                                81,350            3,324,775
                                                                                                                ----------
                                                                                                                10,390,469

Software 7.9%
Electronic Arts, Inc.*                                                                         70,000            3,624,600
Symantec Corp.*                                                                               122,000            2,602,260
                                                                                                                ----------
                                                                                                                 6,226,860


Total Common Stocks (Cost $74,711,978)                                                                          78,184,522
                                                                                                                ----------
Securities Lending Collateral 2.9%
Daily Assets Fund Institutional, 2.83% (b)(c)
(Cost $2,270,025)                                                                           2,270,025            2,270,025
                                                                                                                ----------
Cash Equivalents 0.6%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $533,892)                                                                               533,892              533,892
                                                                                                                ----------

                                                                                              % of
                                                                                             Net Assets           Value ($)
                                                                                             ----------           ---------

Total Investment Portfolio  (Cost $77,515,895)                                                  102.8           80,988,439
Other Assets and Liabilities, Net                                                                -2.8           -2,243,963
                                                                                                                ----------
Net Assets                                                                                      100.0           78,744,476
                                                                                                                ==========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) A portion of this security was on loan. The value of the security loaned at March 31, 2005 amounted to $2,196,153, which is 2.8% of net assets.

Scudder Variable Series II Turner Mid Cap Growth Portfolio
Investment Portfolio as of March 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                                          Shares               Value ($)
                                                                                    ------------------------------------


Common Stocks 100.1%
Consumer Discretionary 20.2%
Hotels Restaurants & Leisure 8.8%
Marriott International, Inc. "A"                                                          35,390              2,366,175
MGM MIRAGE*                                                                               21,770              1,541,751
P.F. Chang's China Bistro, Inc.* (d)                                                      12,310                736,138
Scientific Games Corp. "A"* (d)                                                           37,170                849,335
Starwood Hotels & Resorts Worldwide, Inc.                                                 19,710              1,183,191
Station Casinos, Inc.                                                                     16,590              1,120,654
WMS Industries, Inc.* (d)                                                                 22,310                628,250
Wynn Resorts Ltd.* (d)                                                                    14,440                978,166
YUM! Brands, Inc.                                                                         42,970              2,226,276
                                                                                                           ------------
                                                                                                             11,629,936

Household Durables 0.9%
Fortune Brands, Inc.                                                                      15,270              1,231,220
                                                                                                           ------------
Internet & Catalog Retail 0.5%
Overstock.com, Inc.* (d)                                                                  16,360                703,316
                                                                                                           ------------
Leisure Equipment & Products 0.4%
Polaris Industries, Inc.                                                                   6,530                458,602
                                                                                                           ------------
Media 1.7%
DreamWorks Animation SKG, Inc. "A"*                                                       23,900                972,969
Getty Images, Inc.* (d)                                                                    6,620                470,748
Sirius Satellite Radio, Inc.* (d)                                                        129,290                726,610
                                                                                                           ------------
                                                                                                              2,170,327

Multiline Retail 1.1%
Dollar Tree Stores, Inc.*                                                                 26,090                749,566
Nordstrom, Inc.                                                                           13,150                728,247
                                                                                                           ------------
                                                                                                              1,477,813

Specialty Retail 4.5%
Bed Bath & Beyond, Inc.*                                                                  48,010              1,754,285
Chico's FAS, Inc.*                                                                        73,440              2,075,415
Urban Outfitters, Inc.*                                                                   23,530              1,128,734
Williams-Sonoma, Inc.*                                                                    27,770              1,020,548
                                                                                                           ------------
                                                                                                              5,978,982

Textiles, Apparel & Luxury Goods 2.3%
Coach, Inc.*                                                                              42,760              2,421,499
The Warnaco Group, Inc.*                                                                  25,310                608,452
                                                                                                           ------------
                                                                                                              3,029,951

Consumer Staples 2.3%
Beverages 0.7%
Constellation Brands, Inc. "A"*                                                           18,150                959,590
                                                                                                           ------------
Food & Staples Retailing 0.8%
Whole Foods Market, Inc.                                                                   9,960              1,017,215
                                                                                                           ------------
Household Products 0.8%
Clorox Co.                                                                                16,690              1,051,303
                                                                                                           ------------
Energy 5.5%
Energy Equipment & Services 3.6%
Diamond Offshore Drilling, Inc.                                                           14,530                725,047
ENSCO International, Inc.                                                                 21,570                812,326
Grant Prideco, Inc.*                                                                      54,470              1,315,995
National-Oilwell Varco, Inc.* (d)                                                         25,520              1,191,784
Tidewater, Inc.                                                                           17,120                665,283
                                                                                                           ------------
                                                                                                              4,710,435

Oil & Gas 1.9%
Range Resources Corp.(d)                                                                  47,570              1,111,235
Ultra Petroleum Corp.* (d)                                                                 7,890                400,812
XTO Energy, Inc.                                                                          32,186              1,056,989
                                                                                                           ------------
                                                                                                              2,569,036

Financials 7.6%
Banks 2.8%
City National Corp.                                                                       11,300                788,966
Silicon Valley Bancshares*                                                                21,850                962,711
Sovereign Bancorp, Inc.                                                                   42,950                951,772
UCBH Holdings, Inc.                                                                       25,850              1,031,415
                                                                                                           ------------
                                                                                                              3,734,864

Capital Markets 3.1%
Jefferies Group, Inc.                                                                     14,410                542,969
Northern Trust Corp.                                                                      23,510              1,021,274
SEI Investments Co.                                                                       24,150                873,264
T. Rowe Price Group, Inc.                                                                 28,220              1,675,704
                                                                                                           ------------
                                                                                                              4,113,211

Diversified Financial Services 0.9%
Affiliated Managers Group, Inc.* (d)                                                      18,824              1,167,653
                                                                                                           ------------
Real Estate 0.8%
Host Marriott Corp. (REIT)                                                                61,870              1,024,567
                                                                                                           ------------
Health Care 19.2%
Biotechnology 1.3%
Genzyme Corp.*                                                                            29,510              1,689,153
                                                                                                           ------------
Health Care Equipment & Supplies 8.9%
Advanced Medical Optics, Inc.* (d)                                                        21,610                782,498
Bausch & Lomb, Inc.                                                                       18,660              1,367,778
Biomet, Inc.                                                                              58,900              2,138,070
C.R. Bard, Inc.                                                                           31,700              2,158,136
Cooper Companies, Inc.                                                                    14,930              1,088,397
Dade Behring Holdings, Inc.*                                                              12,860                757,840
Fisher Scientific International, Inc.*                                                    32,180              1,831,685
INAMED Corp.*                                                                             13,660                954,561
Kinetic Concepts, Inc.*                                                                   11,280                672,852
                                                                                                           ------------
                                                                                                             11,751,817

Health Care Providers & Services 7.6%
Centene Corp.*                                                                            21,140                633,989
Community Health Systems, Inc.*                                                           31,640              1,104,552
Laboratory Corp. of America Holdings*                                                     20,720                998,704
Manor Care, Inc.                                                                          20,410                742,108
Medco Health Solutions, Inc.*                                                             24,150              1,197,115
PacifiCare Health Systems, Inc.*                                                          21,260              1,210,119
Patterson Companies, Inc.* (d)                                                            24,420              1,219,779
Triad Hospitals, Inc.*                                                                     2,010                100,701
WellPoint, Inc.*                                                                          22,360              2,802,826
                                                                                                           ------------
                                                                                                             10,009,893

Pharmaceuticals 1.4%
MGI Pharma, Inc.*                                                                         23,850                602,690
Sepracor, Inc.* (d)                                                                       21,010              1,206,184
                                                                                                           ------------
                                                                                                              1,808,874

Industrials 9.4%
Aerospace & Defense 1.1%
Goodrich Corp.                                                                            17,560                672,372
Precision Castparts Corp.                                                                 10,840                834,789
                                                                                                           ------------
                                                                                                              1,507,161

Airlines 0.7%
Southwest Airlines Co.                                                                    61,320                873,197
                                                                                                           ------------
Commercial Services & Supplies 2.3%
Monster Worldwide, Inc.*                                                                  61,860              1,735,173
Robert Half International, Inc.                                                           48,810              1,315,917
                                                                                                           ------------
                                                                                                              3,051,090

Electrical Equipment 3.4%
American Power Conversion Corp.                                                           20,550                536,561
AMETEK, Inc.                                                                              29,550              1,189,387
Rockwell Automation, Inc.                                                                 19,970              1,131,101
Roper Industries, Inc.                                                                    25,440              1,666,320
                                                                                                           ------------
                                                                                                              4,523,369

Machinery 1.0%
Joy Global, Inc.                                                                          19,080                668,945
Pentair, Inc.                                                                             16,570                646,230
                                                                                                           ------------
                                                                                                              1,315,175

Road & Rail 0.9%
Yellow Roadway Corp.* (d)                                                                 20,000              1,170,800
                                                                                                           ------------
Information Technology 29.4%
Communications Equipment 2.9%
Comverse Technologies, Inc.*                                                              73,400              1,851,148
F5 Networks, Inc.* (d)                                                                    27,230              1,374,842
Ixia* (d)                                                                                 29,830                530,676
                                                                                                           ------------
                                                                                                              3,756,666

Computers & Peripherals 3.8%
Apple Computer, Inc.*                                                                     87,540              3,647,792
Avid Technology, Inc.*                                                                    26,010              1,407,661
                                                                                                           ------------
                                                                                                              5,055,453

Electronic Equipment & Instruments 2.5%
Benchmark Electronics, Inc.*                                                              25,910                824,715
CDW Corp.                                                                                 26,790              1,518,457
Cogent, Inc.* (d)                                                                         35,930                904,718
                                                                                                           ------------
                                                                                                              3,247,890

Internet Software & Services 2.7%
CNET Networks, Inc.* (d)                                                                 101,320                956,461
Openwave Systems, Inc.* (d)                                                               55,610                677,886
VeriSign, Inc.*                                                                           68,950              1,978,865
                                                                                                           ------------
                                                                                                              3,613,212

IT Consulting & Services 4.3%
Alliance Data Systems Corp.*                                                              34,230              1,382,892
CheckFree Corp.*                                                                          32,710              1,333,259
Cognizant Technology Solutions Corp. "A"*                                                 37,760              1,744,512
Global Payments, Inc.(d)                                                                  17,920              1,155,661
                                                                                                           ------------
                                                                                                              5,616,324

Semiconductors & Semiconductor Equipment 8.9%
Altera Corp.*                                                                            105,540              2,087,581
Amkor Technology, Inc.* (d)                                                               57,850                223,301
Cymer, Inc.* (d)                                                                          41,250              1,104,263
Integrated Device Technology, Inc.*                                                       63,510                764,025
KLA-Tencor Corp.*                                                                         37,800              1,739,178
Lam Research Corp.*                                                                       41,820              1,206,925
Marvell Technology Group Ltd.*                                                            34,950              1,339,983
National Semiconductor Corp.                                                              58,290              1,201,357
Novellus Systems, Inc.*                                                                   37,350                998,366
PMC-Sierra, Inc.* (d)                                                                    118,330              1,041,304
                                                                                                           ------------
                                                                                                             11,706,283

Software 4.3%
Amdocs Ltd.*                                                                              34,260                972,984
Citrix Systems, Inc.*                                                                     49,810              1,186,474
Cognos, Inc.*                                                                             13,390                561,577
Macromedia, Inc.*                                                                         44,530              1,491,755
Mercury Interactive Corp.*                                                                31,040              1,470,675
                                                                                                           ------------
                                                                                                              5,683,465

Materials 3.2%
Chemicals 1.4%
Lyondell Chemical Co.                                                                     39,690              1,108,145
Praxair, Inc.                                                                             16,050                768,153
                                                                                                           ------------
                                                                                                              1,876,298

Containers & Packaging 0.5%
Owens-Illinois, Inc.*                                                                     27,360                687,830
                                                                                                           ------------
Metals & Mining 1.3%
Allegheny Technologies, Inc.                                                              43,100              1,039,141
Peabody Energy Corp.                                                                      14,040                650,895
                                                                                                           ------------
                                                                                                              1,690,036

Telecommunication Services 1.4%
Wireless Telecommunication Services
Alamosa Holdings, Inc.*                                                                   89,160              1,040,497
NII Holdings, Inc.*                                                                       12,840                738,300
                                                                                                           ------------
                                                                                                              1,778,797

Utilities 1.9%
Gas Utilities 1.1%
Questar Corp.                                                                             23,740              1,406,595
                                                                                                           ------------
Multi-Utilities 0.8%
AES Corp.*                                                                                69,630              1,140,539
                                                                                                           ------------

Total Common Stocks (Cost $107,766,819)                                                                     131,987,938
                                                                                                           ------------
Securities Lending Collateral 11.7%
Daily Assets Fund Institutional, 2.83% (b)(c)
(Cost $15,330,680)                                                                    15,330,680             15,330,680
                                                                                                           ------------
Cash Equivalents 0.3%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $388,165)                                                                          388,165                388,165
                                                                                                           ------------

                                                                                            % of
                                                                                          Net Assets          Value ($)
                                                                                          ----------          ---------

Total Investment Portfolio  (Cost $123,485,664)                                            112.1            147,706,783
Other Assets and Liabilities, Net                                                          -12.1            -15,885,566
                                                                                                           ------------
Net Assets                                                                                 100.0            131,821,217
                                                                                                           ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*       Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $14,888,830, which is 11.3% of total net assets.

REIT:   Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Variable Series II


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Variable Series II

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005